UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number    811-06625

        The Payden & Rygel Investment Group

(Exact name of registrant as specified in charter)

333 South Grand Avenue

       Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Reza Pishva

Secretary

333 South Grand Avenue

       Los Angeles, CA 90071

(Name and address of agent for service)

Registrant’s telephone number, including area code: 213-625-1900

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

APRIL 2024 SEMI-ANNUAL REPORT

Contents

1	Management Discussion & Analysis

6	Portfolio Highlights & Investments

106	Statements of Assets and Liabilities

110	Statements of Operations

114	Statements of Changes in Net Assets

120	Notes to Financial Statements

138	Financial Highlights

159	Fund Expenses

161	Trustees & Officers

Semi-Annual Report

Management Discussion & Analysis

Short Duration Bond Strategies

The Federal Reserve Open Market Committee has maintained a steady interest rate policy over the last six months, keeping the federal funds rate in a target range of 5.25%-5.50%. At the start of 2024, the US Treasury yield curve reflected a market expectation of six rate cuts during 2024; however, by April 30th, all but two of these expected cuts had been priced out of the market, and US Treasury yields were at similar levels to November 2023. Fixed income markets experienced positive returns for the six-month period as risk premiums contracted. We are paying close attention to risks associated with election year volatility, continued government debt financing, and watching for signs of consumer weakness, all of which could impact portfolio returns.

The Payden Cash Reserves Money Market Fund (PBHXX) continued to provide highly stable daily liquidity. The Fund returned 2.58% for the six months ended April 30, 2024, compared to a return of 2.42% for the Lipper Government Money Market Average. We have maintained a higher allocation to US Treasury bills and floating-rate notes to capture higher yields in the portfolio.

The Payden Limited Maturity Fund, Investor Class (PYLMX) returned 3.27%, and its SI Class (PYLSX) returned 3.29% for the six months ended April 30, 2024, compared to a return of 2.66% for its benchmark, the ICE BofA US 3-Month Treasury Bill Index. The Fund’s Adviser Class (PYLBX) returned 2.07% for the period November 30, 2023 to April 30, 2024. The Fund’s outperformance was driven primarily by the allocation to credit, including investment grade, high yield corporates and securitized bonds. The Fund made use of interest rate futures contracts to manage interest rate exposure. The use of these derivatives had no material impact 0.00% on performance.

The Payden Low Duration Fund, Investor Class (PYSBX) returned 3.12% and its SI Class (PYLDX) returned 3.14% for the six months ended April 30, 2024, compared to its benchmark, the ICE BofA 1-3 Year US Treasury Index, returned 2.12%. The Fund’s Adviser Class (PYLWX) returned 1.81% for the period November 30, 2023 to April 30, 2024. Outperformance was driven primarily by its aggregate credit positioning, with the largest contribution from the securitized sector followed by corporate bonds. The Fund uses futures contracts to hedge certain investment exposures and to manage overall interest rate exposures. The use of derivatives detracted 0.02% from performance.

The Payden Global Low Duration Fund (PYGSX) returned 3.26% for the six months ended April 30, 2024, compared to a return of 2.50% for its benchmark, the ICE BofA 1-3 Year US Corporate & Government Index. The Fund’s outperformance was driven primarily by its aggregate credit positioning, with the largest contribution from the securitized sector followed by corporate bonds. The Fund uses futures and forward currency contracts to hedge certain investment exposures and to manage overall interest rate exposure. The use of derivatives detracted 0.02% from performance.

Intermediate Duration Strategies

The Payden U.S. Government Fund (PYUSX) returned 2.76% for the six months ended April 30, 2024, compared to its benchmark the ICE BofA 1–5 Year U.S Treasury Index, which returned 1.84%. The Fund outperformed its index primarily due to an overweight in agency mortgages. The agency mortgage sector has performed well as a result of the higher yields than other high quality instruments and a narrowing of the yield premium over US Treasuries. The Fund expects to continue to maintain an overweight allocation to mortgages as limited supply and strong demand from asset managers and banks provide support to the sector. The Funds interest rate duration is neutral to its benchmark as we expect the move toward lower rates will be delayed until inflation data reflects further progress towards the Federal Reserve Board’s goal of 2% inflation. The Fund made limited use of interest rate derivatives over the past six months. Typically, the Fund will use US Treasury futures to manage interest rate volatility. Derivatives positive impact on performance was 0.02% over the six months ended April 30, 2024.

The Payden GNMA Fund (PYGNX) returned 5.34% for the six months ending April 30, 2024, outperforming its benchmark, the ICE BofA GNMA Index, which returned 5.24%. The Fund benefited from a favorable environment for Ginnie Mae (GNMA) mortgage bonds, with interest rates oscillating within a range and volatility decreasing from previous extremes. As interest rates declined, the Fund shifted from premium mortgage coupons, which are more exposed to prepayment risk, to lower discount coupons that were undervalued following the regional bank crisis in 2023. The Fund remains constructive on the GNMA mortgage market,

Semi-Annual Report  1

Management Discussion & Analysis continued

expecting a stable to lower interest rate environment, reduced risk premiums, and a return of volatility to historical averages. The Fund periodically uses mortgage derivatives to hedge and optimize curve exposure, strategically managing overall portfolio duration based on our interest rate outlook. The impact of derivatives added 0.17% to performance over the past six months ending April 30, 2024.

The Payden Core Bond Fund, Investor Class (PYCBX) returned 5.87% for the six months ended April 30, 2024, compared to 4.97% for its benchmark, the Bloomberg US Aggregate Bond Index. The Fund’s Adviser Class (PYCWX) returned 5.72%, and the SI Class (PYCSX) returned 5.92% for the same period. Allocations to securitized product and credit security selection were the main drivers of outperformance compared to the benchmark. During the six-month period, forward contracts for currency management added 0.02% to performance, interest rate futures used to hedge interest rate risk detracted 0.18% from performance, interest rate swaps used to gain specific yield curve exposure added 0.02% to performance, and credit default swaps used to hedge credit sector exposure detracted 0.21% from performance.

The Payden Corporate Bond Fund, Investor Class (PYACX) returned 8.06% for the six months ended April 30, 2024, and the SI Class (PYCTX) returned 8.12% compared to a return of 7.33% for its benchmark, the Bloomberg US Corporate Bond Index. The Adviser Class (PYAYX) returned 1.96% for the period November 30, 2023 to April 30, 2024. Security selection relative to its index was the biggest contributor to the Fund’s performance, while the duration and curve positioning bolstered total returns, as US Treasury yields moved significantly lower across the curve. Security selection across almost all sectors were additive to performance, with banking, energy, and the consumer sectors being the biggest contributors. Security selection within financial companies was the biggest detractor. The Fund’s allocation to out-of-index exposures such as high-yield bonds contributed, while its allocation to securitized and government related securities detracted from performance. The Fund used US Treasury futures to hedge duration as well as to strategically manage overall duration and curve positioning, which added 0.02% to performance.

The Payden Strategic Income Fund, Investor Class (PYSGX) returned 5.11%, and its SI Class (PYSIX) returned 5.16% for the six months ended April 30, 2024 compared to its benchmark, the Bloomberg US Aggregate Bond Index, which returned 4.97%. The Fund’s Adviser Class (PYSLX) returned 2.20% for the period November 30, 2023 to April 30, 2024. The Fund’s materially shorter duration posture compared to its benchmark was the main source of outperformance. Allocations to securitized product, high yield corporate bonds, agency mortgage backed securities, and emerging markets debt added to relative performance. Over the six months, forward contracts for currency management added 0.04% to performance, interest rate futures used to hedge interest rate risk detracted 0.01% from performance, interest rate swaps used to gain specific yield curve exposure added 0.01% to performance, and credit default swaps used to hedge credit sector exposure detracted 0.17% from performance.

The Payden Absolute Return Bond Fund, Investor Class (PYARX) returned 4.81%, and its SI Class (PYABX) returned 5.03%, for the six-month period compared to a return of 1.85% for its benchmark, the Bloomberg 1-month US Treasury Bill Index. The Fund’s Adviser Class (PYAYX) returned 3.42% for the period November 30, 2023 to April 30, 2024. Going into 2024, the Fund maintained limited interest rate duration given the belief that market pricing of interest rate cuts had overshot relative to the trajectory of data as well as the growth and inflationary impulse that resulted from easing financial conditions. In 2024, the Fund added back headline duration as interest rates retraced half of the move experienced in late 2023 and expectations for future interest rate cuts significantly declined. Within higher quality assets, the Fund focused on yield optimization, increasing exposure to areas such as higher quality residential mortgage credit and collateralized loan obligations (CLOs) while reducing exposure to investment-grade corporates. The Fund employs futures, options, swaps and forward currency contracts to manage sensitivity to undesired risk exposures as well as efficient investment purposes. Derivatives detracted 0.66% over the six-month period.

Loan Strategy

The leveraged loan market finished the six months ending April 30, 2024 with a positive return of 4.96% as indicated by the Credit Suisse Institutional Leveraged Loan BB Index. Sound corporate fundamentals, a strong macroeconomic backdrop, and elevated yields resulted in solid performance for the period. Expectations for higher-for-longer US interest rates were another notable tailwind for this floating-rate asset class.

2  Payden Mutual Funds

For the six months ended April 30, 2024, the Payden Floating Rate Fund, Investor Class (PYFRX) returned 6.25% and the SI Class (PYFIX) returned 6.20%, compared to its benchmark, the Credit Suisse Leveraged Institutional Loan BB Index, which returned 4.96% for the six month period. The Fund’s Adviser Class (PYBLX) returned 4.45% for the period November 30, 2023 to April 30, 2024. The portfolio’s top performing loan was Radiology Partners, a healthcare testing center, after it successfully negotiated refinancing terms with its lenders. Numericable US LLC, a French cable & television company, was among the biggest detractors from overall performance as management telegraphed a debt reduction plan that was less favorable to lenders than expected. The Fund occasionally uses credit default swaps to gain short term market exposure when cash inflows are heavy. These positions are nominally small exposures and detracted less than 0.00% from performance.

High Yield Strategy

High-yield bonds returned 8.56% during the six months ended April 30, 2024 as measured by the ICE BofA BB/B US Cash Pay High Yield Constrained Index. The positive returns were driven by a combination of spread compression, lower interest rates and coupon income. Within the broad high yield market, CCCs were the best performing ratings cohort, returing12.44% as measured by the ICE BofA CCC and Lower US Cash Pay High Yield Constrained Index.

The Payden High Income Fund, Investor Class (PYHRX) returned 9.63%, and its SI Class (PYCHX) returned 9.70% for the six months ended April 30, 2024, compared to its benchmark, the ICE BofA BB/B US Cash Pay High Yield Constrained Index, returned 8.56% for the six months ended April 30, 2024. The Fund’s Adviser Class (PYRLX) returned 5.00% for the period November 30, 2023 to April 30, 2024. Security selection in the energy sector was the biggest contributor to relative outperformance as the portfolio’s bonds outperformed the benchmark’s energy bonds by more than 2%. The financial services sector also contributed to relative performance as the consumer showed signs of resilience during the period. The largest detractor was security selection within the telecommunications sector. The Fund holds forward currency contracts and interest rate swaps to hedge foreign exchange exposure and floating rate exposure. The performance impact associated with interest rate swaps totaled -0.15%.

Municipal Bond Strategy

For the six-months ended April 30, 2024, the Payden California Municipal Social Impact Fund (PYCRX) returned 5.52%, compared to its benchmarks, the Bloomberg Barclays California Intermediate Index and the Bloomberg Barclays 7-Year Municipal Index, returned 5.13% and 5.20%, respectively, for the six-month period. The Fund’s Adviser Class (PYCLX) returned 0.77% for the period November 30, 2023 to April 30, 2024. Investor sentiment improved in late October, and as a result, interest rates moved lower, and credit premiums declined over the period. Tax-exempt bonds outperformed taxable bonds broadly during the six months as municipal valuations increased aggressively. The Fund’s modestly long duration positioning contributed positively as interest-rates declined. Sector allocation also contributed to performance as healthcare and airports, sectors in which the fund is overweight, outperformed the broader market. The Fund continues to have a high-quality orientation with a preference for bonds secured by more resilient and flexible revenue sources. The Fund uses futures contracts to hedge certain investments and manage overall interest rate exposure. The use of interest rate futures contributed 0.00% to performance.

Global Bond Strategy

The Payden Global Fixed Income Fund, Investor Class (PYGFX) returned 5.41% and its SI Class (PYGIX) returned 5.50% for the six months ended April 30, 2024, compared to 5.04% for its benchmark, the Bloomberg Barclays Global Aggregate Index (USD Hedged). From a credit perspective, the Fund held a modest overweight to credit markets, focusing on less cyclical sectors and lower-beta, highly liquid names. The Fund’s allocation to non-governmental sectors added to alpha, with allocations to securitized debt and hard currency emerging market debt contributing the most. The portfolio’s allocation to and security selection within investment-grade corporate debt also added to relative performance. In currency space, the Fund held long positions in a basket of emerging market currencies and the Japanese yen versus the US dollar. Active currency management negatively contributed to relative performance, mainly driven by the deprecation of the Japanese yen. In rates space, the Fund held underweight positions in Japan and overweight positions in the US, UK, Germany, and a select group of local emerging markets. The Fund also held a yield curve steepener position in the US. Active rates management contributed positively to relative performance. The use of government bond futures and swaps for active management purposes added 0.06%, while the use of forward currency contracts for active management purposes detracted approximately 0.09% to the Fund’s return.

Semi-Annual Report  3

Management Discussion & Analysis continued

Emerging Market Bond Strategies

For the six months ended April 30, 2024, emerging markets debt posted solid, positive returns. Following a challenging period where fixed-income markets adjusted to a higher global interest rate environment, volatility eased, and risk appetite improved. The change in tone was aided by falling rates of inflation globally and the end of central bank tightening cycles, amid a steady pace of economic growth. Markets shifted toward the possibility for easier monetary policy looking ahead, and several emerging market central banks began cutting policy rates ahead of their developed market peers. Yields on emerging market hard currency sovereign and corporate credit narrowed relative to US Treasury yields, enhancing total returns. Local currency debt markets also gained, but lagged hard currency markets, partly due to the US dollar’s strength relative to most global currencies.

The Payden Emerging Markets Bond Fund, Investor Class (PYEMX) returned 11.82%, the Fund’s Adviser Class (PYEWX) returned 11.56%, and the Fund’s SI Class (PYEIX) returned 11.78% for the six months ended April 30, 2024. The Fund’s benchmark, the J.P. Morgan EMBI Global Diversified Index, returned 10.57% for the same period. Within USD-pay sovereigns, overweight positioning in Zambia, Argentina, and Kenya added, as did underweight exposures in Saudi Arabia, Indonesia, and the United Arab Emirates. Additionally, security selection in Ecuador, Turkey, and Romania benefitted relative performance. Against this, underweight exposure in Egypt, security selection in the Dominican Republic, and an overweight allocation to Uzbekistan detracted. Among quasi-sovereigns, underweight positioning in China and Malaysia, security selection in Indonesia, and overweight exposure in Mexico all added, while an underweight allocation to Tunisia modestly detracted. Off-benchmark allocations to corporates added modestly to relative performance, while local currency denominated debt detracted. The emerging markets Funds invest in swaps, futures, options and forward currency contracts for credit, currency and interest rate risk hedging and investment purposes. During the period, the use of derivative instruments detracted 0.11% from the Fund’s total return.

The Payden Emerging Markets Local Bond Fund, Investor Class (PYELX) returned 4.19% the Fund’s SI Class (PYILX) returned 4.41% for the six months ended April 30, 2024. The Fund’s benchmark, the J.P. Morgan GBI-EM Global Diversified Index returned 4.07% for the same period. Relative to the benchmark, the Fund benefitted from security selection in Thailand and the Czech Republic, overweight rates positioning in South Africa, and off-index exposures in Egypt and Nigeria. Against this, security selection in Colombia detracted from relative performance. Overall, currency positioning modestly detracted during the period. Overweight positions in the Nigerian naira, Peruvian sol, Polish zloty, Uruguayan peso, and Kenyan shilling added, as did underweight exposure in the Thai baht. Overweight exposures to the Chilean peso, Brazilian real, and Hungarian forint detracted, as did underweight positioning in the Mexican peso. The emerging markets Funds invest in swaps, futures, options and forward currency contracts for credit, currency and interest rate risk hedging and investment purposes. During the period, the use of derivative instruments detracted 0.16% from the Fund’s total return.

The Payden Emerging Market Corporate Bond Fund, Investor Class (PYCEX) returned 7.94%, and the Fund’s SI Class (PYCIX) returned 7.98% for the six months ended April 30, 2024. The Fund’s benchmark, the J.P. Morgan CEMBI Broad Diversified Index, returned 8.33% for the period. The Fund’s selection of emerging and developed market corporates was the primary contributor, while off-index positions in local markets modestly detracted. Within emerging market corporates, selection of utilities credits in Colombia, utilities and real estate in Mexico, TMT in Panama, industrials in Brazil all benefitted relative performance. Additionally, broad underweight exposures to industrials in Taiwan, financials in China, and utilities in South Korea added. Underweight exposure to oil and gas in Argentina, consumer goods in Ukraine, TMT in Chile, and financials in Nigeria all detracted. During the period, the use of derivative instruments detracted 0.04% from the Fund’s total return.

Equity Strategy

The US equity market surged higher for the six months ended April 30, 2024, sparked by a sharp move lower in interest rates in November and December of 2023 as the Federal Reserve Open Market Committee suggested the end of their hiking cycle and inflation data continued to trend lower. Growth trends within the US stayed positive with economic activity remaining healthy driven by a robust labor market, and corporate earnings results surprising to the upside. All sectors posted positive double-digit returns for the period supported by continued optimism surrounding secular growth drivers such as artificial intelligence, GLP- 1s (weight-loss drugs), and increased US infrastructure spending. The equity rally broadened out to include more sectors as both growth-oriented sectors (communication, technology) and value-oriented sectors (financials, industrials) returned more than 24% for the six-month period. The market sector laggards were real estate and energy after both returned 11%.

4  Payden Mutual Funds

The Payden Equity Income Fund’s Investor Class (PYVLX) returned 18.41%, its Advisor Class (PYVAX) returned 18.20% and its SI Class (PYVSX) returned 18.34% for the six months ended April 30, 2024. The Fund’s benchmark, the Russell 1000 Value Index, returned 18.39% for the same period. The Fund performed in-line with the Russell 1000 Value Index from a total return perspective, while maintaining a lower volatility profile. Security selection was a positive contributor to relative performance. The Fund’s security selection within technology and health care contributed positively to relative performance, which helped offset weaker selection within consumer discretionary and financials. Sector allocation was a modest detractor to relative performance with an underweight to financials and a modest cash position detracting from performance, while an underweight to health care helped mitigate some of the losses. Strong individual performers included semi-conductor company Broadcom, airline Delta Air Lines, and electric component company Eaton. The Fund utilized currency forward contracts to hedge its non-US dollar exposure during this period, which contributed 0.38% to performance. The Fund also utilized temporary positions in equity derivatives to manage cash positions, which contributed 0.36% to performance.

Semi-Annual Report   5

Portfolio Highlights & Investments

April 30, 2024

Abbreviations

AGM - Assured Guaranty Municipal Corporation

AMT - Alternative Minimum Tax

ARM - Adjustable Rate Mortgage

AUD - Australian Dollar

BAM - Build America Mutual

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLO - Collateralized Loan Obligation

CMBS - Commercial Mortgage-Backed Security

CLP - Chilean Peso

CNH - Offshore China Renminbi

CNY - China Renminbi

COP - Colombian Peso

CZK - Czech Koruna

DKK - Danish Krone

DOP - Dominican Peso

EGP - Egyptian Pound

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

FFCB - Federal Farm Credit Banks Funding Corporation

FG - Freddie Mac Gold Pool

FH - Freddie Mac Non Gold Pool

FHLB - Federal Home Loan Banks

FHLMC - Federal Home Loan Mortgage Company (Freddie Mac)

FHR - Freddie Mac REMICS

FN - Fannie Mae Pool

FNCL - Fannie Mae or Freddie Mac

FNR - Fannie Mae REMICS

FR - Freddie Mac Pool

G2 - Ginnie Mae II pool

G2SF - Ginnie Mae

GBP - British Pound

GN - Ginnie Mae I pool

GNR - Ginnie Mae REMICS

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KES - Kenyan Shilling

KRW - South Korean Won

KZT - Kazakhstani Tenge

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

PEN - Peruvian Sol

PHP - Philippine Peso

PLN - Polish Zloty

REMIC - Real Estate Mortgage Investment Conduit

RON - New Romanian Leu

SEK - Swedish Krona

SGD - Singapore Dollar

STACR - Structured Agency Credit Risk

TBA - To-Be-Announced

THB - Thai Baht

TRY - Turkish Lira

USD - US Dollar

UYU - Uruguayan Peso

UZS - Uzbekistani Som

ZAR - South African Rand

6  Payden Mutual Funds

   Payden Cash Reserves Money Market Fund

The Fund seeks to provide investors with liquidity, a stable share price, and as high a level of current income as is consistent with preservation of principal as liquidity.	Portfolio Composition - percent of investments

	U.S. Treasury	68%
	Repurchase Agreements	22%
	Investment Company	4%
	U.S. Government Agency	4%
	Mortgage Backed	2%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
U.S. Government Agency (4%)
5,000,000	FFCB Funding Corp., (U.S. Secured Overnight Financing Rate + 0.190%), 5.51%, 11/25/24 (a)	$5,000
4,500,000	FFCB Funding Corp., (U.S. Secured Overnight Financing Rate + 0.115%), 5.44%, 10/29/25 (a)	4,503
4,500,000	FHLB, (U.S. Secured Overnight Financing Rate + 0.160%), 5.48%, 7/10/25 (a)	4,505
4,000,000	FHLB, (U.S. Secured Overnight Financing Rate + 0.140%), 5.46%, 3/12/26 (a)	4,000
Total U.S. Government Agency (Cost - $18,008)		18,008

Mortgage Backed (2%)
4,061,120	Fannie Mae-Aces 2015-M6, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.414%), 5.74%, 1/25/26 (a)	4,060
5,015,749	FHLMC Multifamily Structured Pass-Through Certificates K730, 3.59%, 1/25/25 (b)	4,965
Total Mortgage Backed (Cost - $9,025)		9,025

U.S. Treasury (68%)
50,000,000	U.S. Treasury Bill, 5.31%, 5/02/24 (c)	49,993
50,000,000	U.S. Treasury Bill, 5.31%, 5/07/24 (c)	49,956
50,000,000	U.S. Treasury Bill, 5.29%, 5/09/24 (c)	49,942
25,000,000	U.S. Treasury Bill, 5.30%, 5/23/24 (c)	24,920
50,000,000	U.S. Treasury Bill, 5.31%, 6/06/24 (c)	49,739
25,000,000	U.S. Treasury Bill, 5.30%, 6/27/24 (c)	24,793
20,000,000	U.S. Treasury Bill, 5.28%, 7/05/24 (c)	19,812
15,000,000	U.S. Treasury Floating Rate Notes, (3 mo. U.S. Treasury Bill Yield + 0.169%), 5.42%, 4/30/25 (a)	15,005
14,000,000	U.S. Treasury Floating Rate Notes, (3 mo. U.S. Treasury Bill Yield + 0.125%), 5.45%, 7/31/25 (a)	13,992
16,000,000	U.S. Treasury Floating Rate Notes, (3 mo. U.S. Treasury Bill Yield + 0.170%), 5.50%, 10/31/25 (a)	15,996
Total U.S. Treasury (Cost - $314,148)		314,148

Investment Company (4%)
19,082,594	Dreyfus Treasury Obligations Cash Management Fund (Cost - $19,082)	19,082
Repurchase Agreements (22%)
49,000,000	Bank of Montreal Tri Party, 5.28%, 5/01/24 (d)	49,000
20,000,000	CIBC World Markets Tri Party, 5.30%, 5/01/24 (e)	20,000
15,000,000	Citigroup Tri Party, 5.25%, 5/02/24 (f)	15,000
10,000,000	Goldman Sachs Tri Party, 5.27%, 5/07/24 (g)	10,000

Principal or Shares	Security Description	Value (000)
10,000,000	RBC Capital Markets Tri Party, 5.27%, 5/06/24 (h)	$10,000
Total Repurchase Agreements (Cost - $104,000)		104,000

Total Investments (Cost - $464,263) (100%)		464,263
Other Assets, net of Liabilities (0%)		183
Net Assets (100%)		$464,446

(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Yield to maturity at time of purchase.
(d)	The repurchase agreement dated 4/30/2024 is collateralized by the following securities:

Bank of Montreal Tri Party

53,434,300	U.S. Treasury Securities, maturity from Sep 24-Nov 53, yielding from 0.13%-4.75%	$49,980

		49,980

(e) The repurchase agreement dated 4/24/2024 is collateralized by the following securities:
CIBC World Markets Tri Party
5,185,100	U.S. Treasury Securities, maturity from May 24-Feb 54, yielding from 0.13%-4.38%	$3,676
12,808,600	U.S. Treasury Securities, maturity from Feb 25-Jul 32, yielding from 0.13%-3.63%	10,267
6,495,500	U.S. Treasury Securities, maturity dated Mar 26, yielding 4.50%	6,457

		20,400

(f) The repurchase agreement dated 4/25/2024 is collateralized by the following securities:
Citigroup Tri Party
15,453,300	U.S. Treasury Securities, maturity dated Mar 27, yielding 4.25%	$15,300

		15,300

Semi-Annual Report   7

   Payden Cash Reserves Money Market Fund continued

(g) The repurchase agreement dated 4/30/2024 is collateralized by the following securities:
Goldman Sachs Tri Party
2,850,000	FMAC, maturity dated Jun 38, yielding 5.50%	$30
1,610,713	FNMA, maturity from Jan 34-Apr 54, yielding from 1.50%-5.50%	1,105
9,183,871	GNMA, maturity dated Apr 54, yielding 5.50%	9,066

		10,201

(h) The repurchase agreement dated 4/29/2024 is collateralized by the following securities:
RBC Capital Markets Tri Party
2,000	FMAC, maturity from Oct 41-Nov 48, yielding from 3.00%-4.00%	$—
10,422,300	U.S. Treasury Securities, maturity dated Sep 24, yielding 0.00%	10,200

		10,200

Offsetting Assets and Liabilities

The Fund’s investments in repurchase agreements were all subject to enforceable Master Repurchase Agreements. Repurchase Agreements on a gross basis were as follows:

Repurchase Agreements	Value (000’s)
Total gross amount of repurchase agreements presented on the Statements of Assets and Liabilities	$104,000
Non-cash Collateral	(94,000)

Net Amount	$10,000

See notes to financial statements.

8  Payden Mutual Funds

    Payden Limited Maturity Fund

The Fund seeks a total return that, over time, is greater than returns of money market funds and is consistent with preservation of capital.	Portfolio Composition - percent of investments

	Corporate Bond	38%
	Asset Backed	31%
	U.S. Treasury	15%
	Mortgage Backed	9%
	Commercial Paper	4%
	Other	3%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (31%)
10,914,842	ACRES Commercial Realty Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.63%, 6/15/36 (a)(b)	$10,709
4,813,990	ACRES Commercial Realty Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.514%), 6.83%, 1/15/37 (a)(b)	4,755
820,875	AEP Texas Restoration Funding LLC 2019-1, 2.06%, 2/01/27	808
628,459	Ally Auto Receivables Trust 2022-3, 5.29%, 6/16/25	628
3,018,187	Ally Auto Receivables Trust 2023-1, 5.76%, 11/15/26	3,020
285,187	American Credit Acceptance Receivables Trust 2023-1 144A, 5.45%, 9/14/26 (b)	285
1,591,187	American Credit Acceptance Receivables Trust 2023-2 144A, 5.89%, 10/13/26 (b)	1,592
3,019,107	American Credit Acceptance Receivables Trust 2024-1 144A, 5.61%, 1/12/27 (b)	3,014
8,200,000	American Credit Acceptance Receivables Trust 2024-2 144A, 5.90%, 2/12/27 (b)	8,209
1,949,655	American Credit Acceptance Receivables Trust 2023-3 144A, 6.00%, 3/12/27 (b)	1,951
2,352,258	American Credit Acceptance Receivables Trust 2023-4 144A, 6.20%, 6/14/27 (b)	2,355
5,080,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.464%), 6.79%, 11/15/36 (a) (b)	5,059
3,500,000	Arbor Realty Commercial Real Estate Notes Ltd. 2022-FL1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.450%), 6.78%, 1/15/37 (a)(b)	3,485
3,700,000	ARI Fleet Lease Trust 2023-B 144A, 6.05%, 7/15/32 (b)	3,712
8,240,000	ARI Fleet Lease Trust 2024-A 144A, 5.30%, 11/15/32 (b)	8,189
4,702,978	Atrium XIII 13A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.150%), 6.48%, 11/21/30 (a)(b)	4,709
4,020,604	Bain Capital Credit CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.232%), 6.56%, 7/20/30 (a)(b)	4,022
1,422,692	Bank of America Auto Trust 2023-1A 144A, 5.83%, 5/15/26 (b)	1,423
5,500,000	Barclays Dryrock Issuance Trust 2021-1, 0.63%, 7/15/27	5,398

Principal or Shares	Security Description	Value (000)

1,050,497	BDS Ltd. 2021-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 1.464%), 6.78%, 12/16/36 (a)(b)	$1,045
905,988	BMW Vehicle Lease Trust 2023-1, 5.27%, 2/25/25	906
6,773,056	BMW Vehicle Owner Trust 2023-A, 5.72%, 4/27/26	6,777
2,851,335	Bristol Park CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.252%), 6.58%, 4/15/29 (a)(b)	2,855
7,600,000	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 7.58%, 9/15/35 (a)(b)	7,663
3,495,792	BSPRT Issuer Ltd. 2021-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 1.434%), 6.76%, 12/15/38 (a)(b)	3,481
1,470,912	Capital One Prime Auto Receivables Trust 2022- 2, 3.74%, 9/15/25	1,468
68,849	CarMax Auto Owner Trust 2023-4, 5.73%, 10/15/24	69
2,707,444	CarMax Auto Owner Trust 2023-1, 5.23%, 1/15/26	2,705
7,700,000	CarMax Auto Owner Trust 2023-4, 6.08%, 12/15/26	7,720
337,116	Carvana Auto Receivables Trust 2022-P3, 4.42%, 12/10/25	337
1,358,349	Carvana Auto Receivables Trust 2021-P2, 0.49%, 3/10/26	1,350
2,217,096	Carvana Auto Receivables Trust 2023-P1 144A, 6.02%, 4/10/26 (b)	2,218
2,522,205	Carvana Auto Receivables Trust 2023-P2 144A, 5.98%, 8/10/26 (b)	2,522
1,335,266	Carvana Auto Receivables Trust 2023-P3 144A, 6.09%, 11/10/26 (b)	1,337
4,893,788	Carvana Auto Receivables Trust 2021-P4, 1.31%, 1/11/27	4,772
2,781,584	Carvana Auto Receivables Trust 2023-P4 144A, 6.23%, 1/11/27 (b)	2,787
5,728,926	Carvana Auto Receivables Trust 2022-P1, 3.35%, 2/10/27	5,644
3,400,000	Carvana Auto Receivables Trust 2024-P1 144A, 5.50%, 8/10/27 (b)	3,393
159,365	CCG Receivables Trust 2021-1 144A, 0.30%, 6/14/27 (b)	159
5,471,423	CCG Receivables Trust 2023-1 144A, 5.82%, 9/16/30 (b)	5,480
952,037	CHCP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.164%), 6.48%, 2/15/38 (a)(b)	950

Semi-Annual Report   9

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
1,822,442	Chesapeake Funding II LLC 2021-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.344%), 5.67%, 4/15/33 (a)(b)	$1,820
3,550,000	Chesapeake Funding II LLC 2024-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.770%), 0.01%, 5/15/36 (a) (b)(c)	3,554
3,060,993	CIFC Funding 2014-II-R Ltd. 2014-2RA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.312%), 6.63%, 4/24/30 (a)(b)	3,064
1,200,000	Cifc Funding Ltd. 2014-4RA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 6.53%, 1/17/35 (a)(b)	1,200
2,573,628	CIFC Funding Ltd. 2015-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.132%), 6.46%, 4/19/29 (a)(b)	2,574
1,453,758	CIFC Funding Ltd. 2017-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 6.54%, 4/20/30 (a)(b)	1,456
4,975,144	CIFC Funding Ltd. 2017-4A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 6.53%, 10/24/30 (a)(b)	4,980
3,293,463	CIFC Funding Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.262%), 6.59%, 4/18/31 (a)(b)	3,296
2,161,867	CIFC Funding Ltd. 2013-3RA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.242%), 6.56%, 4/24/31 (a)(b)	2,164
5,913,321	CIFC Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.362%), 6.69%, 7/18/31 (a)(b)	5,921
5,600,000	CNH Equipment Trust 2023-B, 5.90%, 2/16/27	5,608
289,620	Commonbond Student Loan Trust 2017-AGS 144A, (1 mo. Term Secured Overnight Financing Rate + 0.964%), 6.28%, 5/25/41 (a)(b)	287
3,300,000	Daimler Trucks Retail Trust 2024-1, 5.60%, 4/15/26	3,299
5,000,000	Dell Equipment Finance Trust 2023-1 144A, 5.65%, 9/22/28 (b)	4,996
4,579,362	Dell Equipment Finance Trust 2023-2 144A, 5.84%, 1/22/29 (b)	4,582
2,550,000	Dell Equipment Finance Trust 2023-3 144A, 6.10%, 4/23/29 (b)	2,555
10,685,386	Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.182%), 6.51%, 10/15/30 (a)(b)	10,693
4,300,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (b)	3,825
2,501,743	DLLAA LLC 2023-1A 144A, 5.93%, 7/20/26 (b)	2,505
1,300,000	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (b)	1,286
7,250,000	Drive Auto Receivables Trust 2024-1, 5.35%, 2/15/28	7,222
6,789,974	Dryden 36 Senior Loan Fund 2014-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.282%), 6.61%, 4/15/29 (a)(b)	6,800
1,897,345	Dryden Senior Loan Fund 2015-41A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.232%), 6.56%, 4/15/31 (a)(b)	1,899
4,700,000	Enterprise Fleet Financing LLC 2024-2 144A, 5.74%, 12/20/26 (b)	4,693
2,313,343	Enterprise Fleet Financing LLC 2021-3 144A, 0.77%, 8/20/27 (b)	2,279

Principal or Shares	Security Description	Value (000)
9,100,000	Enterprise Fleet Financing LLC 2024-1 144A, 5.23%, 3/20/30 (b)	$9,038
103,951	Enterprise Fleet Funding LLC 2021-1 144A, 0.44%, 12/21/26 (b)	104
770,518	Exeter Automobile Receivables Trust 2023-4A, 6.07%, 12/15/25	771
2,850,000	Exeter Automobile Receivables Trust 2023-3A, 6.04%, 7/15/26	2,851
787,294	Exeter Automobile Receivables Trust 2022-6A, 5.70%, 8/17/26	787
1,950,000	Exeter Automobile Receivables Trust 2023-4A, 6.06%, 9/15/26	1,953
1,402,274	Flagship Credit Auto Trust 2021-4 144A, 0.81%, 7/17/26 (b)	1,389
1,000,163	Flagship Credit Auto Trust 2022-1 144A, 1.79%, 10/15/26 (b)	989
1,806,113	Flagship Credit Auto Trust 2023-1 144A, 5.38%, 12/15/26 (b)	1,803
8,038,406	Flagship Credit Auto Trust 2023-2 144A, 5.76%, 4/15/27 (b)	8,032
3,042,318	Flagship Credit Auto Trust 2023-3 144A, 5.89%, 7/15/27 (b)	3,043
1,663,055	Flatiron CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.242%), 6.55%, 5/15/30 (a)(b)	1,664
6,326,742	Flatiron CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 6.53%, 4/17/31 (a)(b)	6,335
1,005,453	Ford Auto Securitization Trust II 2023-AA 144A, 5.21%, 6/15/25 CAD (b)(d)	730
1,160,267	Ford Credit Auto Lease Trust 2023-A, 5.19%, 6/15/25	1,160
6,401,654	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.334%), 6.65%, 5/16/38 (a)(b)	6,346
2,565,000	FS Rialto Issuer LLC 2022-FL6 144A, (1 mo. Term Secured Overnight Financing Rate + 2.580%), 7.90%, 8/17/37 (a)(b)	2,579
2,100,000	FS Rialto-Fl4 Issuer LLC 2022-FL4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 7.23%, 1/19/39 (a)(b)	2,101
2,036,192	Galaxy XV CLO Ltd. 2013-15A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.232%), 6.56%, 10/15/30 (a)(b)	2,037
599,535	Galaxy XXVII CLO Ltd. 2018-27A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.282%), 6.61%, 5/16/31 (a)(b)	600
1,649,302	GM Financial Automobile Leasing Trust 2023-1, 5.27%, 6/20/25	1,649
5,778,511	GM Financial Automobile Leasing Trust 2023-2, 5.44%, 10/20/25	5,774
9,665,000	GM Financial Automobile Leasing Trust 2023-2, 5.05%, 7/20/26	9,611
3,948,209	GM Financial Consumer Automobile Receivables Trust 2023-1, 5.19%, 3/16/26	3,944
3,783,200	GM Financial Consumer Automobile Receivables Trust 2023-3, 5.74%, 9/16/26	3,783
2,300,000	GM Financial Consumer Automobile Receivables Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.400%), 5.73%, 2/16/27 (a)	2,302

10  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,500,000	GMF Floorplan Owner Revolving Trust 2024- 1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.750%), 6.08%, 3/15/29 (a)(b)	$2,503
8,800,000	GreatAmerica Leasing Receivables Funding LLC Series 2022-1 144A, 5.08%, 9/15/26 (b)	8,744
789,353	Greystone CRE Notes Ltd. 2019-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.294%), 6.62%, 9/15/37 (a)(b)	787
5,184,100	Hayfin U.S. XII Ltd. 2018-9A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.412%), 6.74%, 4/28/31 (a)(b)	5,187
5,610,889	Honda Auto Receivables Owner Trust 2023-2, 5.41%, 4/15/26	5,605
5,050,000	HPEFS Equipment Trust 2023-2A 144A, 6.04%, 1/21/31 (b)	5,064
2,855,752	Hyundai Auto Lease Securitization Trust 2023-A 144A, 5.20%, 4/15/25 (b)	2,855
3,098,181	Hyundai Auto Lease Securitization Trust 2023-B 144A, 5.47%, 9/15/25 (b)	3,096
6,556,698	Hyundai Auto Lease Securitization Trust 2023-C 144A, 5.85%, 3/16/26 (b)	6,565
4,500,000	Hyundai Auto Lease Securitization Trust 2023-B 144A, 5.15%, 6/15/26 (b)	4,482
8,700,000	Hyundai Auto Lease Securitization Trust 2023-C 144A, 5.80%, 12/15/26 (b)	8,718
4,804,472	Hyundai Auto Receivables Trust 2023-B, 5.77%, 5/15/26	4,808
4,743,934	John Deere Owner Trust 2023-B, 5.59%, 6/15/26	4,743
4,989,884	KREF Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.184%), 6.50%, 2/15/39 (a)(b)	4,920
7,365,493	Kubota Credit Owner Trust 2023-2A 144A, 5.61%, 7/15/26 (b)	7,361
5,200,000	LAD Auto Receivables Trust 2024-1A 144A, 5.44%, 11/16/26 (b)	5,189
5,000,000	LCM Ltd. 41A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.460%), 6.75%, 4/15/36 (a)(b)	5,003
4,842,760	LCM XXIV Ltd. 24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.242%), 6.57%, 3/20/30 (a)(b)	4,852
762,262	Madison Park Funding XIII Ltd. 2014-13A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 6.54%, 4/19/30 (a)(b)	763
11,495,968	Madison Park Funding XVII Ltd. 2015-17A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.262%), 6.59%, 7/21/30 (a)(b)	11,517
2,206,854	Madison Park Funding XXX Ltd. 2018-30A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.012%), 6.34%, 4/15/29 (a)(b)	2,206
1,682,348	Mercedes-Benz Auto Receivables Trust 2023-1, 5.09%, 1/15/26	1,681
5,676,368	MF1 Ltd. 2022-FL8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.350%), 6.67%, 2/19/37 (a)(b)	5,627
5,536,099	MMAF Equipment Finance LLC 2023-A 144A, 5.79%, 11/13/26 (b)	5,541
3,600,000	MMAF Equipment Finance LLC 2024-A 144A, 5.20%, 9/13/27 (b)	3,579
997,792	MMAF Equipment Finance LLC 2022-A 144A, 3.20%, 1/13/28 (b)	974

Principal or Shares	Security Description	Value (000)
941,662	Navient Private Education Refi Loan Trust 2021- A 144A, 0.84%, 5/15/69 (b)	$817
335,287	Navient Private Education Refi Loan Trust 2020- GA 144A, 1.17%, 9/16/69 (b)	300
2,250,000	Navistar Financial Dealer Note Master Owner Trust II 2023-1 144A, 6.18%, 8/25/28 (b)	2,256
12,752,101	Neuberger Berman Loan Advisers CLO Ltd. 2017-25A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.192%), 6.52%, 10/18/29 (a)(b)	12,765
1,936,094	Nissan Auto Lease Trust 2023-A, 5.10%, 3/17/25	1,936
5,384,748	Nissan Auto Lease Trust 2023-B, 5.74%, 8/15/25	5,386
995,561	Nissan Auto Receivables Owner Trust 2022-B, 4.50%, 8/15/25	994
4,500,000	Nissan Master Owner Trust Receivables 2024- A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.670%), 6.00%, 2/15/28 (a)(b)	4,505
634,383	Palmer Square CLO Ltd. 2014-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.392%), 6.71%, 1/17/31 (a)(b)	636
4,692,350	Palmer Square Loan Funding Ltd. 2022-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.100%), 6.43%, 4/15/31 (a)(b)	4,693
7,520,000	PFS Financing Corp. 2021-B 144A, 0.77%, 8/15/26 (b)	7,415
9,100,000	PFS Financing Corp. 2024-A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 6.18%, 1/15/28 (a)(b)	9,130
2,029,281	Porsche Financial Auto Securitization Trust 2023-1A 144A, 5.42%, 12/22/26 (b)	2,028
5,000,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 7.06%, 1/15/36 (a)(b)	5,021
1,648,776	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 5.72%, 8/16/32 (b)	1,647
2,363,829	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 6.45%, 12/15/32 (b)	2,369
2,257,983	Santander Bank Auto Credit-Linked Notes 2023- A 144A, 6.49%, 6/15/33 (b)	2,263
391,669	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (b)	387
638,391	Santander Drive Auto Receivables Trust 2022-1, 2.36%, 8/17/26	637
2,450,240	Santander Drive Auto Receivables Trust 2022-5, 4.11%, 8/17/26	2,446
5,890,920	Santander Drive Auto Receivables Trust 2024-1, 5.71%, 2/16/27	5,890
5,588,365	Santander Drive Auto Receivables Trust 2023-4, 6.18%, 2/16/27	5,601
7,087,717	Santander Drive Auto Receivables Trust 2023-5, 6.31%, 7/15/27	7,105
219,812	Santander Drive Auto Receivables Trust 2021-3, 0.95%, 9/15/27	219
7,000,000	SBNA Auto Receivables Trust 2024-A 144A, 5.70%, 3/15/27 (b)	6,995
2,291,649	SFS Auto Receivables Securitization Trust 2023- 1A 144A, 5.89%, 3/22/27 (b)	2,293
5,400,000	SFS Auto Receivables Securitization Trust 2024- 1A 144A, 5.35%, 6/21/27 (b)	5,380

Semi-Annual Report   11

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
747,143	SoFi Consumer Loan Program Trust 2023-1S 144A, 5.81%, 5/15/31 (b)	$747
3,727,646	STWD Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.63%, 4/18/38 (a)(b)	3,657
1,229,551	TCI-Symphony CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.192%), 6.52%, 7/15/30 (a)(b)	1,231
5,732,055	Tesla Auto Lease Trust 2023-B 144A, 6.02%, 9/22/25 (b)	5,743
149,652	Towd Point Mortgage Trust 2017-5 144A, (1 mo. Term Secured Overnight Financing Rate + 0.714%), 6.03%, 2/25/57 (a)(b)	152
4,674,284	Toyota Auto Receivables Owner Trust 2023-A, 5.05%, 1/15/26	4,669
5,413,587	Toyota Lease Owner Trust 2023-B 144A, 5.73%, 4/20/26 (b)	5,414
3,300,000	Verizon Master Trust 2024-1, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.650%), 5.98%, 12/20/28 (a)	3,309
7,831,633	Volkswagen Auto Lease Trust 2023-A, 5.87%, 1/20/26	7,840
2,008,601	Volkswagen Auto Loan Enhanced Trust 2023-1, 5.50%, 12/21/26	2,007
1,159,862	Westlake Automobile Receivables Trust 2023- 4A 144A, 5.88%, 11/15/24 (b)	1,160
4,154,860	Westlake Automobile Receivables Trust 2023- 1A 144A, 5.51%, 6/15/26 (b)	4,153
5,808,087	Westlake Automobile Receivables Trust 2023- 3A 144A, 5.96%, 10/15/26 (b)	5,812
1,000,000	Westlake Automobile Receivables Trust 2023- 2A 144A, 5.80%, 2/16/27 (b)	1,001
2,930,000	Westlake Automobile Receivables Trust 2024- 1A 144A, 5.44%, 5/17/27 (b)	2,920
3,760,000	Westlake Automobile Receivables Trust 2023- 3A 144A, 5.82%, 5/17/27 (b)	3,764
1,156,085	Wheels SPV 2 LLC 2021-1A 144A, (1 mo. Term Secured Overnight Financing Rate + 0.394%), 5.71%, 8/20/29 (a)(b)	1,156
3,581,026	World Omni Auto Receivables Trust 2021-B, 0.42%, 6/15/26	3,511
5,670,729	World Omni Auto Receivables Trust 2023-A, 5.18%, 7/15/26	5,660
1,980,988	World Omni Automobile Lease Securitization Trust 2023-A, 5.47%, 11/17/25	1,980
Total Asset Backed (Cost - $602,098)		602,264

Commercial Paper(c) (4%)
10,000,000	Bank of Nova Scotia, 6.00%, 10/17/24	9,749
8,500,000	Bayer AG, 6.30%, 7/23/24	8,387
10,000,000	BNP Paribas SA, 5.90%, 6/07/24	9,944
10,000,000	BPCE SA, 6.03%, 7/25/24	9,873
10,000,000	ING (U.S.) Funding LLC, 5.85%, 5/17/24	9,975
10,000,000	Keurig Dr. Pepper Inc., 5.50%, 5/02/24	9,997
8,000,000	Martindale Industrial Finance Ltd., 6.00%, 5/17/24	7,980
10,000,000	Toronto-Dominion Bank, 6.00%, 9/04/24	9,811
Total Commercial Paper (Cost - $75,681)		75,716

Corporate Bond (39%)

Financial (21%)
9,500,000	ABN AMRO Bank NV 144A, (Secured Overnight Financing Rate + 1.780%), 7.13%, 9/18/27 (a)(b)(e)	9,623

Principal or Shares	Security Description	Value (000)
13,950,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3NC1, 1.75%, 10/29/24	$13,674
1,750,000	Air Lease Corp., 2.88%, 1/15/26	1,666
2,980,000	Ally Financial Inc., 5.75%, 11/20/25 (e)	2,957
7,055,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.760%), 6.11%, 2/13/26 (a)(e)	7,089
4,680,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.999%), 4.99%, 5/01/26 (a)	4,643
4,260,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.330%), 6.34%, 10/30/26 (a)	4,295
8,435,000	American Express Co., (Secured Overnight Financing Rate + 0.970%), 6.33%, 7/28/27 (a)	8,484
4,820,000	Aon North America Inc., 5.13%, 3/01/27	4,788
8,125,000	Australia & New Zealand Banking Group Ltd., 5.38%, 7/03/25	8,114
6,625,000	Bank of America N.A., 5.65%, 8/18/25	6,637
6,425,000	Bank of Montreal, 5.20%, 12/12/24	6,408
9,930,000	Bank of Montreal, 5.92%, 9/25/25	9,980
4,510,000	Banque Federative du Credit Mutuel SA 144A, (Secured Overnight Financing Rate + 1.400%), 6.75%, 7/13/26 (a)(b)	4,584
4,270,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (b)	4,222
1,905,000	Blackstone Private Credit Fund, 2.70%, 1/15/25	1,858
1,883,000	Blue Owl Capital Corp., 3.75%, 7/22/25	1,828
8,542,000	Blue Owl Credit Income Corp., 5.50%, 3/21/25	8,481
3,250,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 0.570%), 5.92%, 1/14/25 (a)(b)	3,255
4,810,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 0.960%), 6.31%, 9/25/25 (a)(b)	4,855
900,000	BPCE SA 144A, 5.20%, 1/18/27 (b)	892
8,940,000	Canadian Imperial Bank of Commerce, (Secured Overnight Financing Rate + 0.420%), 5.77%, 10/18/24 (a)	8,947
9,905,000	Canadian Imperial Bank of Commerce, (U.S. Secured Overnight Financing Rate + 1.220%), 6.57%, 10/02/26 (a)	10,024
1,196,000	Capital One N.A., (U.S. Secured Overnight Financing Rate + 0.911%), 2.28%, 1/28/26 (a)	1,162
3,010,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	2,824
2,070,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.686%), 6.04%, 10/30/24 (a)	2,073
7,610,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 0.669%), 6.02%, 5/01/25 (a)	7,612
7,500,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.372%), 4.14%, 5/24/25 (a)	7,491
3,010,000	Citizens Bank N.A., (U.S. Secured Overnight Financing Rate + 1.395%), 4.12%, 5/23/25 (a)	3,003
5,570,000	Citizens Bank N.A., (U.S. Secured Overnight Financing Rate + 1.450%), 6.06%, 10/24/25 (a)	5,545
7,265,000	Commonwealth Bank of Australia, 5.08%, 1/10/25	7,238
4,395,000	Commonwealth Bank of Australia 144A, (U.S. Secured Overnight Financing Rate + 0.750%), 6.10%, 3/13/26 (a)(b)	4,419
7,990,000	Credit Agricole SA 144A, (U.S. Secured Overnight Financing Rate + 1.290%), 6.64%, 7/05/26 (a)(b)	8,104
8,595,000	Credit Agricole SA 144A, 5.13%, 3/11/27 (b)	8,520
3,950,000	CubeSmart LP, 4.00%, 11/15/25	3,839

12  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,980,000	Daimler Truck Finance North America LLC 144A, 5.60%, 8/08/25 (b)	$2,973
3,965,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	3,929
2,970,000	Enact Holdings Inc. 144A, 6.50%, 8/15/25 (b)	2,970
6,640,000	GA Global Funding Trust 144A, (U.S. Secured Overnight Financing Rate + 0.500%), 5.85%, 9/13/24 (a)(b)	6,642
8,620,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.777%), 5.28%, 3/18/27 (a)	8,566
5,000,000	Goldman Sachs Group Inc., 5.70%, 11/01/24	5,002
7,865,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.075%), 5.80%, 8/10/26 (a)	7,862
4,415,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 1.205%), 4.01%, 5/16/25 (a)	4,408
3,637,000	Huntington National Bank, (U.S. Secured Overnight Financing Rate + 1.215%), 5.70%, 11/18/25 (a)	3,616
1,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,494
7,135,000	Jackson National Life Global Funding 144A, (U.S. Secured Overnight Financing Rate + 1.150%), 6.51%, 6/28/24 (a)(b)	7,145
7,875,000	Jefferies Financial Group Inc., 6.05%, 3/12/25	7,883
4,100,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (a)	4,043
4,865,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 0.930%), 5.57%, 4/22/28 (a)	4,862
2,250,000	Macquarie Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.200%), 6.55%, 12/07/26 (a)(b)	2,275
3,890,000	Macquarie Group Ltd. 144A, (U.S. Secured Overnight Financing Rate + 0.710%), 6.06%, 10/14/25 (a)(b)	3,888
9,500,000	Mitsubishi UFJ Financial Group Inc., 2.80%, 7/18/24	9,442
6,430,000	Mitsubishi UFJ Financial Group Inc., (U.S. Secured Overnight Financing Rate + 0.940%), 6.29%, 2/20/26 (a)	6,448
1,785,000	Morgan Stanley I, (U.S. Secured Overnight Financing Rate + 0.745%), 0.86%, 10/21/25 (a)	1,742
9,660,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 6.37%, 4/13/28 (a)	9,721
9,765,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 1.165%), 6.52%, 10/30/26 (a)	9,909
4,775,000	Morgan Stanley Bank N.A., (U.S. Secured Overnight Financing Rate + 1.080%), 4.95%, 1/14/28 (a)	4,705
885,000	Nasdaq Inc., 5.65%, 6/28/25	884
3,930,000	NatWest Markets PLC 144A, (U.S. Secured Overnight Financing Rate + 0.530%), 5.88%, 8/12/24 (a)(b)	3,932
5,425,000	New York Life Global Funding 144A, 5.45%, 9/18/26 (b)	5,427
4,855,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 1.730%), 6.62%, 10/20/27 (a)	4,962

Principal or Shares	Security Description	Value (000)
1,895,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (a)	$1,879
900,000	PRA Group Inc. 144A, 7.38%, 9/01/25 (b)	897
1,815,000	Principal Life Global Funding II 144A, 5.00%, 1/16/27 (b)	1,797
2,465,000	Protective Life Global Funding 144A, 4.99%, 1/12/27 (b)	2,435
1,885,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (b)(e)	1,732
5,970,000	Royal Bank of Canada GMTn, 4.95%, 4/25/25	5,934
2,045,000	Royal Bank of Canada, 4.88%, 1/19/27	2,020
3,445,000	Skandinaviska Enskilda Banken AB 144A, 5.13%, 3/05/27 (b)	3,410
2,995,000	Starwood Property Trust Inc., 4.75%, 3/15/25	2,961
7,595,000	Sumitomo Mitsui Financial Group Inc., (U.S. Secured Overnight Financing Rate + 1.430%), 6.78%, 1/13/26 (a)(e)	7,703
4,625,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 0.440%), 5.79%, 9/16/24 (a)(b)	4,629
4,920,000	Sumitomo Mitsui Trust Bank Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.120%), 6.47%, 3/09/26 (a)(b)	4,969
7,275,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.320%), 6.67%, 4/25/26 (a)	7,345
3,815,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (a)	3,818
8,910,000	Wells Fargo Bank N.A., 5.55%, 8/01/25	8,917
8,525,000	Wells Fargo Bank N.A., 4.81%, 1/15/26	8,433
900,000	XHR LP 144A, 6.38%, 8/15/25 (b)	900
		403,643

Industrial (12%)
735,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (b)	740
3,030,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (b)	2,881
2,970,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	2,842
4,580,000	American Honda Finance Corp., (U.S. Secured Overnight Financing Rate + 0.920%), 6.27%, 1/12/26 (a)(e)	4,615
607,000	Avery Dennison Corp., 0.85%, 8/15/24	598
2,415,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (b)	2,381
2,590,000	Baxter International Inc., (Secured Overnight Financing Rate + 0.440%), 5.79%, 11/29/24 (a)	2,589
8,425,000	BMW U.S. Capital LLC 144A, 5.30%, 8/11/25 (b)	8,403
9,825,000	BMW U.S. Capital LLC 144A, 4.90%, 4/02/27 (b)(e)	9,721
5,555,000	Bristol-Myers Squibb Co., 4.95%, 2/20/26	5,519
1,200,000	Bristol-Myers Squibb Co., 4.90%, 2/22/27	1,190
1,195,000	Campbell Soup Co., 5.30%, 3/20/26	1,190
8,615,000	Caterpillar Financial Services Corp., (U.S. Secured Overnight Financing Rate + 0.520%), 5.87%, 6/13/25 (a)(e)	8,647
1,550,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	1,545
3,305,000	Concentrix Corp., 6.65%, 8/02/26	3,330
471,000	Coty Inc. 144A, 5.00%, 4/15/26 (b)	462

Semi-Annual Report   13

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
4,610,000	Daimler Truck Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.750%), 6.10%, 12/13/24 (a)(b)	$4,621
3,580,000	Daimler Truck Finance North America LLC 144A, 5.20%, 1/17/25 (b)	3,565
1,000,000	Daimler Truck Finance North America LLC 144A, 5.00%, 1/15/27 (b)	987
1,300,000	Ford Motor Credit Co. LLC, 3.66%, 9/08/24	1,289
1,900,000	Ford Motor Credit Co. LLC, 4.06%, 11/01/24	1,881
1,340,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	1,326
3,600,000	Ford Motor Credit Co. LLC, (U.S. Secured Overnight Financing Rate + 2.950%), 8.30%, 3/06/26 (a)	3,720
1,550,000	Freeport-McMoRan Inc., 4.55%, 11/14/24	1,540
1,410,000	General Mills Inc., 4.70%, 1/30/27	1,384
4,765,000	General Motors Financial Co. Inc., (U.S. Secured Overnight Financing Rate + 0.620%), 5.97%, 10/15/24 (a)	4,769
5,640,000	General Motors Financial Co. Inc., (Secured Overnight Financing Rate + 1.300%), 6.65%, 4/07/25 (a)	5,690
4,000,000	General Motors Financial Co. Inc., 1.25%, 1/08/26	3,718
2,720,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	2,702
1,365,000	Genuine Parts Co., 1.75%, 2/01/25	1,324
3,550,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (b)	3,516
645,000	Graphic Packaging International LLC, 4.13%, 8/15/24	640
1,550,000	HCA Inc., 5.38%, 2/01/25	1,543
6,845,000	Hewlett Packard Enterprise Co., 5.90%, 10/01/24	6,848
5,210,000	Hyundai Capital America 144A, 5.80%, 6/26/25 (b)	5,206
4,250,000	Hyundai Capital America 144A, (U.S. Secured Overnight Financing Rate + 1.150%), 6.50%, 8/04/25 (a)(b)	4,272
1,880,000	Hyundai Capital America 144A, 6.25%, 11/03/25 (b)	1,889
6,285,000	Hyundai Capital America 144A, (U.S. Secured Overnight Financing Rate + 1.500%), 6.85%, 1/08/27 (a)(b)(e)	6,378
2,075,000	JDE Peet’s NV 144A, 0.80%, 9/24/24 (b)	2,029
2,750,000	John Deere Capital Corp., 4.95%, 6/06/25	2,739
3,025,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (b)(e)	2,867
3,520,000	Mercedes-Benz Finance North America LLC 144A, (U.S. Secured Overnight Financing Rate + 0.930%), 6.28%, 3/30/25 (a)(b)	3,540
6,735,000	Mercedes-Benz Finance North America LLC 144A, 5.38%, 8/01/25 (b)	6,723
970,000	Meritage Homes Corp., 6.00%, 6/01/25	970
1,990,000	Meritage Homes Corp., 5.13%, 6/06/27	1,940
3,620,000	Microchip Technology Inc., 0.98%, 9/01/24	3,563
3,645,000	Newmont Corp./Newcrest Finance Pty Ltd. 144A, 5.30%, 3/15/26 (b)	3,623
2,900,000	Oracle Corp., 2.80%, 4/01/27	2,695
1,550,000	Penske Automotive Group Inc., 3.50%, 9/01/25	1,496
4,525,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 3.95%, 3/10/25 (b)	4,454
1,965,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (b)	1,946
3,000,000	PepsiCo Inc., 2.15%, 5/06/24 CAD (d)	2,178

Principal or Shares	Security Description	Value (000)
155,000	Phinia Inc. 144A, 6.75%, 4/15/29 (b)	$156
4,910,000	PTC Inc. 144A, 3.63%, 2/15/25 (b)	4,814
1,865,000	Quanta Services Inc., 0.95%, 10/01/24	1,827
3,640,000	Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (b)	3,642
3,345,000	Revvity Inc., 0.85%, 9/15/24	3,284
3,640,000	Ryder System Inc., 5.30%, 3/15/27	3,615
3,060,000	Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (b)	2,851
3,025,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (b)	2,916
1,550,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	1,526
4,020,000	Toyota Motor Credit Corp., (Secured Overnight Financing Rate + 0.890%), 6.24%, 5/18/26 (a)	4,050
2,985,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (b)	2,991
1,550,000	TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 6/15/24	1,550
1,880,000	United Airlines Inc. 144A, 4.38%, 4/15/26 (b)	1,810
13,150,000	United Parcel Service Inc., 2.13%, 5/21/24 CAD (d)	9,537
3,775,000	VMware LLC, 1.00%, 8/15/24	3,722
10,395,000	Volkswagen Group of America Finance LLC 144A, 5.80%, 9/12/25 (b)	10,394
8,690,000	Volkswagen Group of America Finance LLC 144A, 5.40%, 3/20/26 (b)	8,635
1,610,000	Westlake Corp., 0.88%, 8/15/24	1,587
		235,131

Utility (6%)
2,735,000	Aethon United BR LP/Aethon United Finance Corp. 144A, 8.25%, 2/15/26 (b)	2,755
4,180,000	American Electric Power Co. Inc., 5.70%, 8/15/25	4,169
3,240,000	Blue Racer Midstream LLC/Blue Racer Finance Corp. 144A, 7.63%, 12/15/25 (b)	3,257
1,582,000	CenterPoint Energy Inc., (Secured Overnight Financing Rate + 0.650%), 6.00%, 5/13/24 (a)	1,582
3,469,000	Continental Resources Inc. 144A, 2.27%, 11/15/26 (b)	3,183
3,130,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 8.63%, 3/15/29 (b)	3,156
1,250,000	Diamondback Energy Inc., 5.20%, 4/18/27	1,241
900,000	DPL Inc., 4.13%, 7/01/25	875
6,840,000	Energy Transfer LP, 6.05%, 12/01/26	6,926
858,000	EQT Corp., 6.13%, 2/01/25	858
7,301,000	EQT Corp. 144A, 3.13%, 5/15/26 (b)	6,905
4,905,000	Gulfport Energy Corp. 144A, 8.00%, 5/17/26 (b)	4,973
9,600,000	National Fuel Gas Co., 5.50%, 10/01/26	9,527
4,000,000	NextEra Energy Capital Holdings Inc., 5.75%, 9/01/25	4,004
10,090,000	NextEra Energy Capital Holdings Inc., 4.95%, 1/29/26	10,003
1,550,000	NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24 (b)	1,547
3,125,000	ONEOK Inc., 5.55%, 11/01/26	3,122
3,920,000	Ovintiv Inc., 5.65%, 5/15/25	3,908
1,090,000	Sunoco LP 144A, 7.00%, 5/01/29 (b)	1,108
2,320,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A, 7.38%, 2/15/29 (b)	2,325
430,000	Talos Production Inc. 144A, 9.00%, 2/01/29 (b) (e)	454
3,045,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	2,844
8,905,000	TransCanada PipeLines Ltd. FRN, (Secured Overnight Financing Rate + 1.520%), 6.87%, 3/09/26 (a)	8,914

14  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
3,900,000	Transocean Inc. 144A, 8.25%, 5/15/29 (b)	$3,880
2,020,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 7.13%, 3/15/29 (b)	2,009
2,000,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (b)	2,151
4,480,000	Vistra Operations Co. LLC 144A, 4.88%, 5/13/24 (b)	4,483
900,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (b)	857
		101,016
Total Corporate Bond (Cost - $739,897)		739,790

Mortgage Backed (9%)
3,900,000	ACREC LLC 2023-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.230%), 7.55%, 2/19/38 (a)(b)	3,905
3,200,000	AREIT Ltd. 2024-CRE9, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 6.99%, 5/17/41 (a)(b)	3,203
1,988,265	BDS 2021-FL8 144A, (1 mo. Term Secured Overnight Financing Rate + 1.034%), 6.35%, 1/18/36 (a)(b)	1,988
460,321	Bellemeade Re Ltd. 2021-3A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 6.33%, 9/25/31 (a)(b)	460
3,940,651	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 1.044%), 6.37%, 10/15/37 (a)(b)	3,933
7,200,000	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 6.76%, 2/15/39 (a)(b)	7,211
7,539,471	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 6.71%, 3/15/41 (a)(b)	7,532
5,931,275	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 6.33%, 2/15/38 (a)(b)	5,725
2,500,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 6.58%, 2/15/38 (a)(b)	2,326
891,779	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.59%, 11/25/39 (a)(b)	897
3,269,531	Connecticut Avenue Securities Trust 2021- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 6.18%, 12/25/41 (a)(b)	3,264
1,017,022	Connecticut Avenue Securities Trust 2022- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 6.33%, 12/25/41 (a)(b)	1,017
3,641,859	Connecticut Avenue Securities Trust 2022- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.200%), 6.53%, 1/25/42 (a)(b)	3,643
2,598,560	Connecticut Avenue Securities Trust 2022- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.750%), 8.08%, 5/25/42 (a)(b)	2,675

Principal or Shares	Security Description	Value (000)
2,509,589	Connecticut Avenue Securities Trust 2023- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.400%), 7.73%, 12/25/42 (a)(b)	$2,577
992,234	Connecticut Avenue Securities Trust 2023- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 7.63%, 1/25/43 (a)(b)	1,017
3,783,736	Connecticut Avenue Securities Trust 2023- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 7.63%, 5/25/43 (a)(b)	3,878
5,466,995	Connecticut Avenue Securities Trust 2023- R05 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 7.23%, 6/25/43 (a)(b)	5,538
6,553,640	Connecticut Avenue Securities Trust 2023- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.700%), 7.03%, 7/25/43 (a)(b)	6,593
2,862,037	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 6.43%, 2/25/44 (a)(b)	2,862
149,454	FHLMC Multifamily Structured Pass-Through Certificates KI06, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.334%), 5.66%, 3/25/25 (a)	149
599,414	Freddie Mac STACR REMIC Trust 2021-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.750%), 6.08%, 10/25/33 (a)(b)	599
3,127,223	Freddie Mac STACR REMIC Trust 2021-DNA5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.650%), 6.98%, 1/25/34 (a)(b)	3,144
5,567,978	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 6.18%, 9/25/41 (a)(b)	5,540
3,580,291	Freddie Mac STACR REMIC Trust 2022-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 6.33%, 1/25/42 (a)(b)	3,582
3,929,512	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 6.63%, 2/25/42 (a)(b)	3,937
3,660,623	Freddie Mac STACR REMIC Trust 2022-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 7.43%, 3/25/42 (a)(b)	3,691
7,243,049	Freddie Mac STACR REMIC Trust 2022-DNA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 7.33%, 4/25/42 (a)(b)	7,323
1,532,530	Freddie Mac STACR REMIC Trust 2022-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.200%), 7.53%, 5/25/42 (a)(b)	1,556

Semi-Annual Report   15

   Payden Limited Maturity Fund continued

Principal or Shares	Security Description	Value (000)
5,660,026	Freddie Mac STACR REMIC Trust 2022-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.150%), 7.48%, 9/25/42 (a)(b)	$5,737
4,207,321	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 7.43%, 4/25/43 (a)(b)	4,292
7,625,130	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 7.18%, 11/25/43 (a)(b)	7,731
3,919,650	Freddie Mac STACR REMIC Trust 2024-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.350%), 6.68%, 2/25/44 (a)(b)	3,928
3,130,806	Freddie Mac STACR REMIC Trust 2022-DNA7 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.83%, 3/25/52 (a)(b)	3,187
5,000,000	Greystone CRE Notes 2024-HC3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.215%), 7.54%, 3/15/41 (a)(b)	5,015
2,700,000	GS Mortgage Securities Corp. II 2023-SHIP 144A, 5.10%, 9/10/38 (b)(f)	2,593
1,672,623	HIG RCP LLC 2023-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.274%), 7.59%, 9/19/38 (a)(b)	1,681
3,200,000	HTL Commercial Mortgage Trust 2024-T53 144A, 5.88%, 5/10/39 (b)(f)	3,174
3,774,605	Life Mortgage Trust 2021-BMR 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 6.14%, 3/15/38 (a)(b)	3,728
2,690,396	MCR Mortgage Trust 2024-HTL 144A, (1 mo. Term Secured Overnight Financing Rate + 1.758%), 7.08%, 2/15/37 (a)(b)	2,696
748,086	New Residential Mortgage Loan Trust 2017-5A 144A, (1 mo. Term Secured Overnight Financing Rate + 1.614%), 6.93%, 6/25/57 (a)(b)	750
1,496,395	Oaktown Re VII Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 6.93%, 4/25/34 (a)(b)	1,497
3,950,000	ONE Mortgage Trust 2021-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 6.14%, 3/15/36 (a)(b)	3,833

Principal or Shares	Security Description	Value (000)
220,792	Radnor RE Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 7.18%, 11/25/31 (a)(b)	$221
4,750,000	Shelter Growth CRE Issuer Ltd. 2023-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.754%), 8.07%, 5/19/38 (a)(b)	4,788
160,509	STWD Ltd. 2019-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.194%), 6.52%, 7/15/38 (a)(b)	160
7,300,000	THPT Mortgage Trust 2023-THL 144A, 7.23%, 12/10/34 (b)(f)	7,373
Total Mortgage Backed (Cost - $162,049)		162,149

U.S. Treasury (15%)
60,000,000	U.S. Treasury Bill, 5.35%, 5/02/24 (c)	59,991
27,000,000	U.S. Treasury Bill, 5.34%, 5/09/24 (c)	26,968
70,000,000	U.S. Treasury Bill, 5.30%, 5/23/24 (c)	69,774
70,000,000	U.S. Treasury Bill, 5.29%, 7/05/24 (c)	69,335
45,000,000	U.S. Treasury Bill, 5.32%, 7/18/24 (c)	44,489
25,000,000	U.S. Treasury Bill, 5.33%, 8/20/24 (c)	24,596
Total U.S. Treasury (Cost - $295,160)		295,153

Investment Company (3%)
37,681,893	Payden Cash Reserves Money Market Fund*	37,682
2,726,002	Payden Floating Rate Fund, SI Class*	26,687
Total Investment Company (Cost - $64,673)		64,369
Total Investments (Cost - $1,939,558) (101%)		1,939,441
Liabilities in excess of Other Assets (-1%)		(17,066)

Net Assets (100%)		$1,922,375

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)	Principal in foreign currency.
(e)

All or a portion of these securities are on loan. At April 30, 2024, the total market value of the Fund’s securities on loan is $17,209 and the total market value of the collateral held by the Fund is $17,656. Amounts in 000s.

(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 8,419	CAD 11,268	Citibank, N.A.	05/21/2024	$231
USD 2,279	CAD 3,032	HSBC Bank USA, N.A.	05/06/2024	76
USD 1,519	CAD 2,021	HSBC Bank USA, N.A.	05/21/2024	50
USD 1,111	CAD 1,494	HSBC Bank USA, N.A.	06/26/2024	24

Net Unrealized Appreciation				$381

16  Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$17,209
Non-cash Collateral[2]	(17,209)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report   17

    Payden Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital.	Portfolio Composition - percent of investments

	Corporate Bond	30%
	Asset Backed	22%
	U.S. Treasury	22%
	Open Futures Contracts	14%
	Mortgage Backed	6%
	Other	6%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (26%)
5,887,328	Bristol Park CLO Ltd. 2016-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.252%), 6.58%, 4/15/29 (a)(b)	$5,895
9,418,051	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.264%), 6.58%, 8/19/38 (a)(b)	9,319
4,000,000	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 7.58%, 9/15/35 (a)(b)	4,033
1,339,094	CARS-DB4 LP 2020-1A 144A, 2.69%, 2/15/50 (a)	1,302
8,556,048	CARS-DB5 LP 2021-1A 144A, 1.44%, 8/15/51 (a)	7,700
1,800,000	Carvana Auto Receivables Trust 2021-P3, 1.03%, 6/10/27	1,671
2,400,000	Carvana Auto Receivables Trust 2023-P5 144A, 5.62%, 1/10/29 (a)	2,402
8,700,000	Carvana Auto Receivables Trust 2024-P1 144A, 5.05%, 4/10/29 (a)	8,600
5,100,000	Dell Equipment Finance Trust 2023-1 144A, 5.65%, 9/22/28 (a)	5,096
8,245,416	Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.182%), 6.51%, 10/15/30 (a)(b)	8,251
7,500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (a)	6,671
7,650,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (a)	6,775
1,000,000	DLLST LLC 2024-1A 144A, 5.05%, 8/20/27 (a)	989
2,900,000	Enterprise Fleet Financing LLC 2024-2 144A, 5.61%, 4/20/28 (a)	2,906
9,195,253	Enterprise Fleet Financing LLC 2023-1 144A, 5.51%, 1/22/29 (a)	9,176
1,900,000	Enterprise Fleet Financing LLC 2024-1 144A, 5.16%, 9/20/30 (a)	1,873
2,000,000	Flagship Credit Auto Trust 2021-3 144A, 0.95%, 7/15/27 (a)	1,957
5,250,000	Flexential Issuer 2021-1A 144A, 3.25%, 11/27/51 (a)	4,759
2,100,000	GM Financial Consumer Automobile Receivables Trust 2024-1, 4.85%, 12/18/28	2,076
1,104,811	Greystone CRE Notes Ltd. 2019-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.294%), 6.62%, 9/15/37 (a)(b)	1,102
3,750,000	Greystone CRE Notes Ltd. 2021-HC2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 7.24%, 12/15/39 (a)(b)	3,716
9,800,000	HPEFS Equipment Trust 2023-1A 144A, 5.41%, 2/22/28 (a)	9,774

Principal or Shares	Security Description	Value (000)
56,012	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 0.97%, 12/26/28 (a)	$55
5,707,613	LCCM Trust 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.64%, 12/13/38 (a)(b)	5,613
3,482,368	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.414%), 6.74%, 7/15/36 (a)(b)	3,467
1,312,853	Navient Private Education Refi Loan Trust 2020- HA 144A, 1.31%, 1/15/69 (a)	1,206
4,751,101	Navient Private Education Refi Loan Trust 2021- FA 144A, 1.11%, 2/18/70 (a)	4,001
5,100,437	Navient Private Education Refi Loan Trust 2022- A 144A, 2.23%, 7/15/70 (a)	4,448
6,500,000	Nissan Master Owner Trust Receivables 2024-B 144A, 5.05%, 2/15/29 (a)	6,426
8,090,677	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 1.85%, 11/20/50 (a)	7,505
3,450,000	OCP CLO Ltd. 2014-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 7.22%, 10/17/30 (a)(b)	3,450
10,379,569	Octagon Investment Partners 32 Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 6.54%, 7/15/29 (a)(b)	10,388
6,500,000	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	6,447
8,400,000	OneMain Financial Issuance Trust 2021-1A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.760%), 6.09%, 6/16/36 (a)(b)	8,392
4,350,000	OneMain Financial Issuance Trust 2023-2A 144A, 5.84%, 9/15/36 (a)	4,378
4,150,000	PFS Financing Corp. 2024-B 144A, 4.95%, 2/15/29 (a)	4,084
1,215,747	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	1,211
877,009	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 5.92%, 8/16/32 (a)	876
643,140	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 6.79%, 8/16/32 (a)	643
2,250,000	Santander Bank Auto Credit-Linked Notes 2023- B 144A, 5.64%, 12/15/33 (a)	2,238
337,646	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (a)	334
5,200,000	Santander Drive Auto Receivables Trust 2023-4, 5.73%, 4/17/28	5,219
2,974,206	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (a)	2,988
2,500,000	Santander Drive Auto Receivables Trust 2024-2, 5.78%, 7/16/29	2,501

18  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
3,375,882	SoFi Professional Loan Program Trust 2021-A 144A, 1.03%, 8/17/43 (a)	$2,843
5,631,839	SoFi Professional Loan Program Trust 2021-B 144A, 1.14%, 2/15/47 (a)	4,714
4,410,000	Stack Infrastructure Issuer LLC 2020-1A 144A, 1.89%, 8/25/45 (a)	4,146
2,400,000	Stack Infrastructure Issuer LLC 2021-1A 144A, 1.88%, 3/26/46 (a)	2,205
4,598,438	Taco Bell Funding LLC 2016-1A 144A, 4.97%, 5/25/46 (a)	4,503
8,059,151	TCI-Symphony CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.192%), 6.52%, 7/15/30 (a)(b)	8,069
4,800,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	4,611
2,155,964	Vantage Data Centers Issuer LLC 2019-1A 144A, 3.19%, 7/15/44 (a)	2,142
6,550,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (a)	6,125
2,000,000	Westlake Automobile Receivables Trust 2021- 3A 144A, 2.12%, 1/15/27 (a)	1,915
10,000,000	Westlake Automobile Receivables Trust 2023- 2A 144A, 5.80%, 2/16/27 (a)	10,013
4,432,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (a)	3,981

Total Asset Backed (Cost - $255,484)		247,180

Commercial Paper(c) (2%)
5,000,000	CRH America Finance Inc., 5.53%, 5/06/24	4,995
7,500,000	Dominion Energy Inc., 5.59%, 6/10/24	7,452
7,500,000	Glencore Funding LLC, 5.69%, 6/03/24	7,460

Total Commercial Paper (Cost - $19,911)		19,907

Corporate Bond (35%)
Financial (18%)
2,400,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (a)(b)	2,422
5,110,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24	5,004
2,190,000	Air Lease Corp., 0.80%, 8/18/24	2,157
4,576,000	Air Lease Corp., 2.88%, 1/15/26	4,356
2,230,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.330%), 6.34%, 10/30/26 (b)	2,248
5,650,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.970%), 5.39%, 7/28/27 (b)	5,621
4,945,000	Athene Global Funding 144A, 5.52%, 3/25/27 (a)	4,906
7,770,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 0.650%), 1.53%, 12/06/25 (b)	7,569
4,995,000	Banque Federative du Credit Mutuel SA 144A, 5.90%, 7/13/26 (a)	5,022
2,225,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (a)	2,200
1,690,000	Blackstone Private Credit Fund, 2.70%, 1/15/25	1,649
2,160,000	Blue Owl Capital Corp., 3.75%, 7/22/25	2,096
1,520,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (a)	1,406
285,000	BPCE SA 144A, 5.20%, 1/18/27 (a)	283
3,245,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 2.100%), 5.98%, 1/18/27 (a)(b)	3,240
5,665,000	Brighthouse Financial Global Funding 144A, 1.75%, 1/13/25 (a)	5,501

Principal or Shares	Security Description	Value (000)
2,605,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (b)	$2,681
1,540,000	Citizens Bank N.A., (U.S. Secured Overnight Financing Rate + 1.450%), 6.06%, 10/24/25 (b) (d)	1,533
3,000,000	Citizens Bank N.A., (U.S. Secured Overnight Financing Rate + 1.020%), 5.28%, 1/26/26 (b) (d)	2,964
5,605,000	Credit Agricole SA 144A, 5.59%, 7/05/26 (a)	5,608
1,960,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	1,942
1,555,000	Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a)	1,555
8,005,000	F&G Global Funding 144A, 0.90%, 9/20/24 (a)	7,830
2,030,000	First-Citizens Bank & Trust Co., (3 mo. Term Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25 (b)	1,999
1,270,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (a)	1,251
3,980,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)	3,920
4,300,000	Goldman Sachs Bank USA, (U.S. Secured Overnight Financing Rate + 0.777%), 5.28%, 3/18/27 (b)	4,273
3,600,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 0.609%), 0.86%, 2/12/26 (b)(d)	3,458
4,655,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.075%), 5.80%, 8/10/26 (b)	4,653
3,540,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.320%), 4.08%, 4/26/26 (b)	3,480
1,390,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (b)	1,371
1,220,000	KeyBank N.A., 4.70%, 1/26/26 (d)	1,188
3,415,000	Macquarie Group Ltd. 144A, (U.S. Secured Overnight Financing Rate + 0.694%), 1.20%, 10/14/25 (a)(b)	3,337
710,000	Main Street Capital Corp., 6.95%, 3/01/29	716
6,245,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	6,083
6,590,000	Mitsubishi UFJ Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.550%), 0.95%, 7/19/25 (b)	6,517
3,435,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.152%), 2.72%, 7/22/25 (b)	3,409
2,230,000	Morgan Stanley I, (U.S. Secured Overnight Financing Rate + 0.745%), 0.86%, 10/21/25 (b)	2,176
6,205,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.560%), 1.16%, 10/21/25 (b)	6,064
2,905,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.770%), 6.14%, 10/16/26 (b)	2,922
1,440,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (b)	1,440
1,560,000	OneMain Finance Corp., 7.13%, 3/15/26 (d)	1,575
985,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (b)	977
615,000	PRA Group Inc. 144A, 7.38%, 9/01/25 (a)	613
3,350,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (a)	3,079
2,850,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (a)	2,654
3,800,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (a)	3,384

Semi-Annual Report   19

  Payden Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
1,570,000	Starwood Property Trust Inc., 4.75%, 3/15/25	$1,552
6,385,000	Sumitomo Mitsui Financial Group Inc., 5.46%, 1/13/26	6,370
2,240,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)	2,268
1,700,000	VICI Properties LP/VICI Note Co. Inc. 144A, 3.50%, 2/15/25 (a)	1,669
5,365,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.320%), 3.91%, 4/25/26 (b)	5,263
3,525,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.560%), 4.54%, 8/15/26 (b)	3,470
1,930,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (b)	1,932
615,000	XHR LP 144A, 6.38%, 8/15/25 (a)	615

		173,471

Industrial (12%)
360,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (a)	362
1,020,000	AGCO Corp., 5.45%, 3/21/27	1,017
1,595,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (a)	1,516
1,550,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (a)	1,483
1,735,000	AutoZone Inc., 5.05%, 7/15/26	1,723
1,200,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (a)	1,183
1,900,000	Boeing Co. 144A, 6.26%, 5/01/27 (a)	1,907
1,600,000	Campbell Soup Co., 5.20%, 3/19/27	1,590
1,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (a)	1,454
1,380,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	1,376
3,190,000	CommonSpirit Health, 6.07%, 11/01/27	3,254
2,940,000	Concentrix Corp., 6.65%, 8/02/26	2,962
960,000	CVS Health Corp., 5.00%, 2/20/26	951
5,450,000	Ford Motor Credit Co. LLC, 2.30%, 2/10/25	5,297
2,665,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	2,638
1,380,000	Freeport-McMoRan Inc., 4.55%, 11/14/24	1,371
7,250,000	GE HealthCare Technologies Inc., 5.60%, 11/15/25	7,240
2,065,000	General Motors Financial Co. Inc., 5.40%, 4/06/26	2,053
1,315,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	1,306
1,785,000	Genting New York LLC/GENNY Capital Inc. 144A, 3.30%, 2/15/26 (a)	1,707
1,770,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (a)	1,753
580,000	Graphic Packaging International LLC, 4.13%, 8/15/24	575
1,380,000	HCA Inc., 5.38%, 2/01/25	1,374
800,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a)	802
1,000,000	Hyundai Capital America 144A, 1.00%, 9/17/24 (a)	982
985,000	Hyundai Capital America 144A, 6.25%, 11/03/25 (a)	990
6,240,000	Hyundai Capital America 144A, 5.65%, 6/26/26 (a)	6,215
2,230,000	Hyundai Capital America 144A, 5.25%, 1/08/27 (a)	2,204
1,525,000	Icon Investments Six DAC, 5.81%, 5/08/27	1,525

Principal or Shares	Security Description	Value (000)
1,550,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (a)	$1,469
4,950,000	Mercedes-Benz Finance North America LLC 144A, 4.80%, 3/30/26 (a)	4,892
864,000	Meritage Homes Corp., 6.00%, 6/01/25	864
680,000	Meritage Homes Corp., 5.13%, 6/06/27	663
3,810,000	NBN Co. Ltd. 144A, 0.88%, 10/08/24 (a)	3,727
1,815,000	Newmont Corp./Newcrest Finance Pty Ltd. 144A, 5.30%, 3/15/26 (a)	1,804
1,380,000	Penske Automotive Group Inc., 3.50%, 9/01/25	1,332
1,025,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (a)	1,015
75,000	Phinia Inc. 144A, 6.75%, 4/15/29 (a)	75
2,610,000	Qorvo Inc., 1.75%, 12/15/24	2,543
2,945,000	Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (a)	2,947
5,225,000	Renesas Electronics Corp. 144A, 1.54%, 11/26/24 (a)	5,092
1,550,000	Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (a)	1,444
1,070,000	Smith & Nephew PLC, 5.15%, 3/20/27	1,058
1,550,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (a)	1,494
8,400,000	Suntory Holdings Ltd. 144A, 2.25%, 10/16/24 (a)	8,260
865,000	T-Mobile USA Inc., 2.25%, 2/15/26	816
1,380,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	1,359
1,565,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (a)	1,568
1,380,000	TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 6/15/24	1,380
1,605,000	Volkswagen Group of America Finance LLC 144A, 3.95%, 6/06/25 (a)	1,572
4,590,000	Volkswagen Group of America Finance LLC 144A, 5.70%, 9/12/26 (a)	4,587
3,590,000	Volkswagen Group of America Finance LLC 144A, 5.30%, 3/22/27 (a)	3,560
1,340,000	Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	1,301

		113,632

Utility (5%)
1,365,000	Aethon United BR LP/Aethon United Finance Corp. 144A, 8.25%, 2/15/26 (a)	1,375
3,725,000	Aker BP ASA 144A, 2.88%, 1/15/26 (a)	3,514
2,800,000	American Electric Power Co. Inc., 5.70%, 8/15/25	2,793
2,608,619	Brazos Securitization LLC 144A, 5.01%, 9/01/31 (a)	2,548
1,430,000	Civitas Resources Inc. 144A, 8.38%, 7/01/28 (a)	1,494
1,545,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 8.63%, 3/15/29 (a)	1,558
3,585,000	Energy Transfer LP, 6.05%, 12/01/26	3,630
764,000	EQT Corp., 6.13%, 2/01/25	764
3,906,000	EQT Corp. 144A, 3.13%, 5/15/26 (a)	3,694
2,445,000	Gulfport Energy Corp. 144A, 8.00%, 5/17/26 (a)	2,479
420,000	Nabors Industries Inc. 144A, 9.13%, 1/31/30 (a)	433
5,000,000	National Fuel Gas Co., 5.50%, 10/01/26	4,962
920,000	NextEra Energy Capital Holdings Inc., 5.75%, 9/01/25	921
3,195,000	NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24 (a)	3,189
1,930,000	ONEOK Inc., 5.55%, 11/01/26	1,928
2,805,000	Ovintiv Inc., 5.65%, 5/15/25	2,796
2,300,000	Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	2,238
550,000	Sunoco LP 144A, 7.00%, 5/01/29 (a)	559

20  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,215,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A, 7.38%, 2/15/29 (a)	$1,217
225,000	Talos Production Inc. 144A, 9.00%, 2/01/29 (a)	238
1,550,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	1,448
3,830,000	TransCanada PipeLines Ltd., 6.20%, 3/09/26	3,830
1,980,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	1,970
1,010,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 7.13%, 3/15/29 (a)	1,004
1,550,000	Var Energi ASA 144A, 7.50%, 1/15/28 (a)	1,622
1,000,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (a)	1,075
1,080,000	Williams Cos. Inc., 5.40%, 3/02/26	1,076

		54,355

Total Corporate Bond (Cost - $344,918)		341,458

Mortgage Backed (7%)
408,011	Bellemeade Re Ltd. 2021-3A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 6.33%, 9/25/31 (a)(b)	408
117,997,136	Benchmark Mortgage Trust 2018-B6, 0.55%, 10/10/51 (e)	1,338
4,781,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 1.244%), 6.57%, 10/15/37 (a)(b)	4,748
2,500,000	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.792%), 7.11%, 2/15/39 (a)(b)	2,498
4,550,000	BX Trust 2021-ARIA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 6.33%, 10/15/36 (a)(b)	4,497
6,788,082	BXMT Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.164%), 6.48%, 5/15/38 (a)(b)	6,492
21,958,794	Cantor Commercial Real Estate Lending 2019- CF1, 1.29%, 5/15/52 (e)	830
1,729,070	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.59%, 11/25/39 (a)(b)	1,738
900,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 9.09%, 2/25/40 (a)(b)	960
2,270,940	Connecticut Avenue Securities Trust 2022- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.550%), 7.88%, 7/25/42 (a)(b)	2,335
2,700,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 7.13%, 1/25/44 (a)(b)	2,714
2,600,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 7.13%, 2/25/44 (a)(b)	2,609
13,150,000	Fannie Mae Connecticut Avenue Securities 2021- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 7.33%, 11/25/41 (a)(b)	13,215
6,871,657	Freddie Mac REMIC 5057, 1.00%, 4/15/54	6,065

Principal or Shares	Security Description	Value (000)
1,535,533	Freddie Mac STACR REMIC Trust 2021-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 6.18%, 9/25/41 (a)(b)	$1,528
2,127,558	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (a)(e)	1,990
1,621,423	New Residential Mortgage Loan Trust 2017-3A 144A, 4.00%, 4/25/57 (a)(e)	1,510
1,381,949	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(e)	1,285
1,340,056	Oaktown Re VII Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 6.93%, 4/25/34 (a)(b)	1,341
6,450,000	ONE Mortgage Trust 2021-PARK 144A, (1 mo. Term Secured Overnight Financing Rate + 0.814%), 6.14%, 3/15/36 (a)(b)	6,259
3,824,699	Provident Funding Mortgage Trust 2020-F1 144A, 2.00%, 1/25/36 (a)(e)	3,240
191,740	Radnor RE Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 7.18%, 11/25/31 (a)(b)	192
3,100,000	Shelter Growth CRE Issuer Ltd. 2023-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.754%), 8.07%, 5/19/38 (a)(b)	3,125
280,057	STWD Ltd. 2019-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.194%), 6.52%, 7/15/38 (a)(b)	278

Total Mortgage Backed (Cost - $74,299)		71,195

Municipal (1%)
2,330,000	California Earthquake Authority A, 5.60%, 7/01/27	2,326
10,253,325	Texas Natural Gas Securitization Finance Corp., 5.10%, 4/01/35	10,156

Total Municipal (Cost - $12,583)		12,482

U.S. Government Agency (1%)
11,730,000	FHLB, 5.00%, 2/28/25 (Cost - $11,715)	11,700

U.S. Treasury (25%)
3,555,000	U.S. Treasury Note, 3.00%, 7/15/25	3,465
8,015,000	U.S. Treasury Note, 5.00%, 9/30/25	7,996
16,350,000	U.S. Treasury Note, 5.13%, 10/31/25	16,314
21,067,000	U.S. Treasury Note, 4.00%, 2/15/26	20,679
41,261,000	U.S. Treasury Note, 3.50%, 4/15/26	40,279
136,853,000	U.S. Treasury Note, 4.38%, 8/15/26	135,054
8,080,000	U.S. Treasury Note, 4.00%, 1/15/27	7,895
9,185,000	U.S. Treasury Note, 4.50%, 4/15/27	9,092

Total U.S. Treasury (Cost - $243,254)		240,774

Investment Company (3%)
25,684,687	Payden Cash Reserves Money Market Fund * (Cost - $25,685)	25,685

Total Investments (Cost - $987,849) (100%)		970,381
Other Assets, net of Liabilities (0%)		566

Net Assets (100%)		$970,947

Semi-Annual Report   21

  Payden Low Duration Fund continued

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(c)	Yield to maturity at time of purchase.
(d)

All or a portion of these securities are on loan. At April 30, 2024, the total market value of the Fund’s securities on loan is $1,516 and the total market value of the collateral held by the Fund is $1,567. Amounts in 000s.

(e)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	689	Jun-24	$139,630	$(1,416)	$(1,416)
U.S. Treasury 5-Year Note Future	140	Jun-24	14,664	(312)	(312)

Total Futures					$(1,728)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$1,516
Non-cash Collateral[2]	(1,516)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

22  Payden Mutual Funds

    Payden U.S. Government Fund

The Fund seeks a high level of total return that is consistent with preservation of capital.	Portfolio Composition - percent of investments

	U.S. Treasury	56%
	Mortgage Backed	41%
	Investment Company	1%
	Asset Backed	1%
	U.S. Government Agency	1%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (1%)
633,803	Fannie Mae Grantor Trust 2017-T1, 2.90%, 6/25/27 (Cost - $592)	$590

Mortgage Backed (41%)
1,612,078	Fannie Mae-Aces 2017-M15, 3.20%, 11/25/27 (a)	1,514
782,390	FH 8C0092 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 1.54%, 8/01/51 (b)	685
858,447	FH 8C0312 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 4.44%, 7/01/52 (b)	825
650,000	FHLMC Multifamily Structured Pass-Through Certificates K728, 3.13%, 8/25/24 (a)	644
870,789	FHLMC Multifamily Structured Pass-Through Certificates K045, 3.02%, 1/25/25	854
8,104	FHLMC Multifamily Structured Pass-Through Certificates KI06, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.334%), 5.66%, 3/25/25 (b)	8
1,200,000	FHLMC Multifamily Structured Pass-Through Certificates K505, 4.82%, 6/25/28	1,184
590,449	FHLMC Multifamily Structured Pass-Through Certificates Q013, 2.17%, 5/25/50 (a)	576
307,074	FN AS4186 15YR, 2.50%, 1/01/30	288
172,963	FN AS6443 15YR, 3.00%, 12/01/30	163
316,615	FN AS8013 15YR, 2.50%, 9/01/31	293
337,558	FN BM4153 15YR, 3.00%, 6/01/33	315
1,376,891	FN BM7166 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.341%), 5.18%, 3/01/53 (b)	1,356
404,308	FN BP6814 ARM, (FTSE USD IBOR Consumer Cash Fallbacks Term 1Year + 1.610%), 2.28%, 5/01/50 (b)	355
762,759	FN BR9966 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.610%), 1.92%, 5/01/51 (b)	655
808,022	FN BV2462 ARM, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.130%), 3.78%, 6/01/52 (b)	763
1,197,974	FN FS2395 15YR, 3.50%, 7/01/37	1,116
1,183,977	FN MA4694 15YR, 3.50%, 8/01/37	1,099
1,729,730	FN MA4876 30YR, 6.00%, 12/01/52	1,720
902,153	FN MA5110 15YR, 5.00%, 8/01/38	886
500,000	FNCL, 5.00%, 15YR TBA (c)	491

Principal or Shares	Security Description	Value (000)
68,940	FNR FA 2002-10, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.864%), 6.19%, 2/25/32 (b)	$69
783,083	FR SB8192 15YR, 5.00%, 10/01/37	770
1,677,441	FR SB8206 15YR, 5.00%, 1/01/38	1,650
1,758,965	FR SD2184 30YR, 6.00%, 1/01/53	1,750
855,364	FR SD8279 30YR, 6.00%, 11/01/52	851
915,300	FR SD8308 30YR, 5.50%, 3/01/53	889
803,781	FRESB Mortgage Trust 2021-SB83, 0.63%, 1/25/26 (a)	741
888,546	FRESB Mortgage Trust 2017-SB38, 2.92%, 8/25/27 (a)	830
765,605	FRESB Mortgage Trust 2018-SB56, 3.70%, 10/25/28 (a)	724
459,641	FRESB Mortgage Trust 2019-SB59, 3.47%, 1/25/29 (a)	430
971,169	FRESB Mortgage Trust 2020-SB79, 0.80%, 7/25/40 (a)	911
274,231	G2 778200, 4.00%, 2/20/32	262
279,334	G2 778203, 4.75%, 2/20/32	273
606,081	G2 AD0857, 3.75%, 9/20/33	570
238,349	G2 AY5132, 3.25%, 7/20/37	218
466,805	G2 AY5138, 3.25%, 12/20/37	426
295,374	GN 728153, 5.50%, 10/15/29	294
192,999	GN 737791 30YR, 4.50%, 12/15/40	184
264,915	GNR ST 2014-79, 20.61%, 7/20/29 (a)(d)	—

Total Mortgage Backed (Cost - $29,925)		27,632

U.S. Government Agency (1%)
500,000	Federal Home Loan Mortgage Corp., 4.00%, 2/28/25 (Cost - $500)	495

U.S. Treasury (56%)
4,800,000	U.S. Treasury Note, 4.25%, 12/31/24	4,766
8,500,000	U.S. Treasury Note, 2.88%, 6/15/25	8,285
4,500,000	U.S. Treasury Note, 3.50%, 9/15/25	4,401
1,500,000	U.S. Treasury Note, 4.00%, 12/15/25	1,474
1,400,000	U.S. Treasury Note, 4.00%, 2/15/26	1,374
6,000,000	U.S. Treasury Note, 3.63%, 5/15/26	5,839
6,000,000	U.S. Treasury Note, 4.25%, 12/15/26	5,920
3,800,000	U.S. Treasury Note, 4.00%, 1/15/27	3,713
2,500,000	U.S. Treasury Note, 3.25%, 6/30/27	2,384

Total U.S. Treasury (Cost - $38,780)		38,156

Investment Company (1%)
611,027	Payden Cash Reserves Money Market Fund * (Cost - $611)	611

Total Investments (Cost - $70,408) (100%)		67,484
Other Assets, net of Liabilities (0%)		107

Net Assets (100%)		$67,591

Semi-Annual Report   23

  Payden U.S. Government Fund continued

*	Affiliated investment.
(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(c)	Security was purchased on a delayed delivery basis.
(d)	Yield to maturity at time of purchase.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 5-Year Note Future	30	Jun-24	$3,142	$(64)	$(64)

See notes to financial statements.

24  Payden Mutual Funds

    Payden GNMA Fund

The Fund seeks a high level of total return that is consistent with preservation of capital.

Portfolio Composition - percent of investments
Mortgage Backed	99%
Investment Company	1%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Mortgage Backed (118%)
1,400,000	FHLMC Multifamily Structured Pass-Through Certificates K730, 3.59%, 1/25/25 (a)	$1,379
377,919	FHLMC Multifamily Structured Pass-Through Certificates KF07, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.404%), 5.73%, 2/25/25 (b)	378
13,507	FHLMC Multifamily Structured Pass-Through Certificates KI06, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.334%), 5.66%, 3/25/25 (b)	13
483,329	FHLMC Multifamily Structured Pass-Through Certificates KF60, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.604%), 5.93%, 2/25/26 (b)	484
353,558	FHLMC Multifamily Structured Pass-Through Certificates KF74, (1 mo. Secured Overnight Financing Rate Index + 0.530%), 5.86%, 1/25/27 (b)	353
724,827	FHLMC Multifamily Structured Pass-Through Certificates Q013, 2.17%, 5/25/50 (a)	707
1,226,633	FN AL6513, 5.00%, 7/01/44	1,198
207,669	FN BM2007 30YR, 4.00%, 9/01/48	190
1,055,496	FN FM9195 30YR, 2.50%, 10/01/51	845
1,355,167	FN MA3238 30YR, 3.50%, 1/01/48	1,192
68,022	FNR FA 2007-110, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.734%), 6.06%, 12/25/37 (b)	68
154,082	G2 3711 30YR, 5.50%, 5/20/35	156
197,970	G2 3747 30YR, 5.00%, 8/20/35	194
124,924	G2 3772 30YR, 5.00%, 10/20/35	123
253,196	G2 3785 30YR, 5.00%, 11/20/35	249
278,940	G2 4802 30YR, 5.00%, 9/20/40	274
948,883	G2 4853 30YR, 4.00%, 11/20/40	885
350,560	G2 5083 30YR, 5.00%, 6/20/41	345
1,114,304	G2 5115 30YR, 4.50%, 7/20/41	1,066
952,540	G2 5258 30YR, 3.50%, 12/20/41	857
446,980	G2 770239 30YR, 4.00%, 2/20/42	416
592,743	G2 785023 15YR, 3.00%, 5/20/34	554
1,321,812	G2 785219 30YR, 2.00%, 12/20/50	1,023
542,429	G2 785289 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.68%, 12/20/47 (b)	541
1,528,155	G2 785524 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.530%), 3.70%, 12/20/41 (b)	1,525
97,328	G2 80029 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 1/20/27 (b)	96

Principal or Shares	Security Description	Value (000)
161,170	G2 80052 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 3/20/27 (b)	$159
128,780	G2 80059 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.88%, 4/20/27 (b)	127
285,236	G2 80074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.88%, 5/20/27 (b)	281
577,669	G2 80152 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 1/20/28 (b)	576
156,775	G2 80154 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 1/20/28 (b)	156
237,631	G2 80169 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 2/20/28 (b)	235
350,840	G2 80184 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.88%, 4/20/28 (b)	349
391,706	G2 80319 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 9/20/29 (b)	385
390,897	G2 80637 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 9/20/32 (b)	385
793,490	G2 80795 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 12/20/33 (b)	781
287,760	G2 80826 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 2/20/34 (b)	293
485,716	G2 80835 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 2/20/34 (b)	489
444,010	G2 81282 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 3/20/35 (b)	452
445,515	G2 82074 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.88%, 5/20/38 (b)	445
303,598	G2 82107 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 7/20/38 (b)	301
589,241	G2 82457 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 1/20/40 (b)	602

Semi-Annual Report   25

  Payden GNMA Fund  continued

Principal or Shares	Security Description	Value (000)
317,268	G2 82463 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.63%, 1/20/40 (b)	$324
91,584	G2 83031 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 4.63%, 1/20/42 (b)	91
153,460	G2 8991 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.75%, 10/20/26 (b)	151
850,881	G2 AY5132, 3.25%, 7/20/37	778
934,114	G2 AY5138, 3.25%, 12/20/37	853
143,772	G2 MA0312, 3.50%, 8/20/42	126
179,988	G2 MA0387, 3.50%, 9/20/42	158
1,300,235	G2 MA0698 30YR, 3.00%, 1/20/43	1,130
1,179,828	G2 MA1012 30YR, 3.50%, 5/20/43	1,063
1,040,442	G2 MA1089 30YR, 3.00%, 6/20/43	904
1,010,454	G2 MA1520 30YR, 3.00%, 12/20/43	878
952,877	G2 MA2304 30YR, 4.00%, 10/20/44	887
864,841	G2 MA2522 30YR, 4.00%, 1/20/45	805
565,306	G2 MA2767 ARM, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.500%), 3.50%, 4/20/45 (b)	564
417,611	G2 MA3454 30YR, 3.50%, 2/20/46	374
1,319,003	G2 MA3662 30YR, 3.00%, 5/20/46	1,140
816,701	G2 MA3663 30YR, 3.50%, 5/20/46	732
1,528,302	G2 MA3735 30YR, 3.00%, 6/20/46	1,321
656,239	G2 MA3936 30YR, 3.00%, 9/20/46	567
550,849	G2 MA4069 30YR, 3.50%, 11/20/46	493
662,123	G2 MA4195 30YR, 3.00%, 1/20/47	572
416,408	G2 MA4197 30YR, 4.00%, 1/20/47	384
642,375	G2 MA4262 30YR, 3.50%, 2/20/47	574
824,664	G2 MA4321 30YR, 3.50%, 3/20/47	737
462,376	G2 MA4322 30YR, 4.00%, 3/20/47	425
1,105,958	G2 MA4382 30YR, 3.50%, 4/20/47	988
340,887	G2 MA4510 30YR, 3.50%, 6/20/47	304
734,643	G2 MA4719 30YR, 3.50%, 9/20/47	654
539,975	G2 MA4962 30YR, 3.50%, 1/20/48	481
1,064,708	G2 MA5265 30YR, 4.50%, 6/20/48	1,006
2,002,072	G2 MA6473 30YR, 2.50%, 2/20/50	1,650
593,613	G2 MA6709 30YR, 2.50%, 6/20/50	488
2,304,654	G2 MA6818 30YR, 2.00%, 8/20/50	1,820
1,426,414	G2 MA6930 30YR, 2.00%, 10/20/50	1,125
2,063,567	G2 MA6931 30YR, 2.50%, 10/20/50	1,698
2,111,688	G2 MA7051 30YR, 2.00%, 12/20/50	1,666
2,297,293	G2 MA7367 30YR, 2.50%, 5/20/51	1,884
829,826	G2 MA7471 30YR, 2.00%, 7/20/51	654
2,341,128	G2 MA7472 30YR, 2.50%, 7/20/51	1,923
835,176	G2 MA7473 30YR, 3.00%, 7/20/51	712
2,477,896	G2 MA7533 30YR, 2.00%, 8/20/51	1,952
1,930,643	G2 MA7535 30YR, 3.00%, 8/20/51	1,644
2,564,243	G2 MA7589 30YR, 2.50%, 9/20/51	2,106
2,495,651	G2 MA7648 30YR, 2.00%, 10/20/51	1,966
2,018,975	G2 MA7705 30YR, 2.50%, 11/20/51	1,658
2,116,160	G2 MA7706 30YR, 3.00%, 11/20/51	1,804
2,301,810	G2 MA7766 30YR, 2.00%, 12/20/51	1,814
2,819,544	G2 MA7767 30YR, 2.50%, 12/20/51	2,315
1,706,961	G2 MA7768 30YR, 3.00%, 12/20/51	1,454
2,592,128	G2 MA7881 30YR, 2.50%, 2/20/52	2,127
436,484	G2 MA7882 30YR, 3.00%, 2/20/52	372
2,332,829	G2 MA7987 30YR, 2.50%, 4/20/52	1,914
1,749,893	G2 MA7990 30YR, 4.00%, 4/20/52	1,587
2,432,453	G2 MA8097 30YR, 2.50%, 6/20/52	1,996
2,263,253	G2 MA8146 30YR, 2.00%, 7/20/52	1,784
1,874,322	G2 MA8200 30YR, 4.00%, 8/20/52	1,700
2,243,144	G2 MA8266 30YR, 3.50%, 9/20/52	1,977

Principal or Shares	Security Description	Value (000)
271,674	G2 MA8344 30YR, 3.00%, 10/20/52	$232
1,057,448	G2 MA8648 30YR, 5.50%, 2/20/53	1,038
1,911,946	G2 MA8948 30YR, 5.50%, 6/20/53	1,877
2,300,000	G2SF, 2.00%, 30YR TBA (c)	1,810
2,700,000	G2SF, 3.50%, 30YR TBA (c)	2,379
2,700,000	G2SF, 4.50%, 30YR TBA (c)	2,515
3,800,000	G2SF, 5.00%, 30YR TBA (c)	3,638
5,010,000	G2SF, 5.50%, 30YR TBA (c)	4,904
6,750,000	G2SF, 6.00%, 30YR TBA (c)	6,736
162,881	GN 455989, 5.00%, 7/15/26	161
39,676	GN 558954, 5.25%, 5/15/29	39
265,570	GN 558956, 4.50%, 6/15/29	259
110,699	GN 605099 30YR, 5.50%, 3/15/34	111
260,912	GN 616826 30YR, 5.50%, 1/15/35	260
526,189	GN 710868 30YR, 5.50%, 9/15/39	531
178,518	GN 728153, 5.50%, 10/15/29	178
63,090	GN 728159, 5.25%, 11/15/29	63
115,366	GN 781810 30YR, 5.50%, 10/15/34	116
1,001,099	GN 785986 30YR, 3.00%, 10/15/51	855
287,455	GNR AF 2012-18, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 5.73%, 2/20/38 (b)	287
13,029	GNR AH 2015-159, 2.50%, 5/20/43	13
590,647	GNR F 2004-56, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 5.83%, 6/20/33 (b)	591
138,631	GNR FA 2001-35, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 5.68%, 8/16/31 (b)	139
192,230	GNR FB 2007-76, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 5.93%, 11/20/37 (b)	192
533,430	GNR FB 2008-11, (1 mo. Term Secured Overnight Financing Rate + 0.714%), 6.03%, 2/20/38 (b)	534
307,388	GNR FC 2003-71, (1 mo. Term Secured Overnight Financing Rate + 0.614%), 5.93%, 7/20/33 (b)	307
449,534	GNR FC 2007-54, (1 mo. Term Secured Overnight Financing Rate + 0.374%), 5.69%, 9/20/37 (b)	448
885,950	GNR FC 2018-91, (1 mo. Term Secured Overnight Financing Rate + 0.414%), 5.74%, 7/20/48 (b)	861
299,154	GNR FG 2004-86, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 5.83%, 7/20/34 (b)	298
441,705	GNR FH 2004-59, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 5.68%, 8/16/34 (b)	440
165,865	GNR FH 2008-2, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 5.88%, 1/20/38 (b)	165
602,798	GNR FJ 2019-6, (1 mo. Term Secured Overnight Financing Rate + 0.514%), 5.83%, 1/20/49 (b)	589
571,873	GNR FK 2006-60, (1 mo. Term Secured Overnight Financing Rate + 0.314%), 5.63%, 11/20/36 (b)	569
279,525	GNR LF 2011-153, (1 mo. Term Secured Overnight Financing Rate + 0.364%), 5.68%, 7/16/41 (b)	275
615,164	GNR ST 2014-79, 20.61%, 7/20/29 (a)(d)	1

26  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
630,200	GNR UF 2008-67, (1 mo. Term Secured Overnight Financing Rate + 0.564%), 5.88%, 6/20/38 (b)	$630

Total Mortgage Backed (Cost - $129,176)		118,422

Investment Company (2%)
1,597,139	Payden Cash Reserves Money Market Fund * (Cost - $1,597)	1,597

Total Investments (Cost - $130,773) (120%)		120,019
Liabilities in excess of Other Assets (-20%)		(20,387)

Net Assets (100%)		$99,632

*	Affiliated investment.
(a)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(c)	Security was purchased on a delayed delivery basis.
(d)	Yield to maturity at time of purchase.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	16	Jun-24	$1,719	$(14)	$(14)

See notes to financial statements.

Semi-Annual Report   27

    Payden Core Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital.

Portfolio Composition - percent of investments
Mortgage Backed	36%
Corporate Bond	29%
U.S. Treasury	15%
Asset Backed	9%
Investment Company	4%
Other	7%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (9%)
2,182,968	ACRES Commercial Realty Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.63%, 6/15/36 (a)(b)	$2,142
1,193,500	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (a)	1,094
2,731,398	CARS-DB4 LP 2020-1A 144A, 3.25%, 2/15/50 (a)	2,330
3,225,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (a)(c)	2,160
3,561,250	Driven Brands Funding LLC 2020-1A 144A, 3.79%, 7/20/50 (a)	3,288
29	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28	2,237
2,448,858	Flatiron CLO Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 6.53%, 4/17/31 (a)(b)	2,452
1,968,348	JPMorgan Chase Bank N.A.-CACLN 2020-2 144A, 31.36%, 2/25/28 (a)	2,125
2,069,251	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (a)	2,425
55,094	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 2.28%, 12/26/28 (a)	54
107,401	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 2.10%, 2/26/29 (a)	105
2,000,000	Madison Park Funding XLVIII Ltd. 2021-48A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.262%), 7.59%, 4/19/33 (a)(b)	2,002
2,335,000	Neuberger Berman Loan Advisers CLO Ltd. 2020-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 7.12%, 4/20/33 (a)(b)	2,335
3,100,000	Neuberger Berman Loan Advisers Euro CLO DAC 2021-2A 144A, (3 mo. EURIBOR + 1.030%), 4.94%, 4/15/34 EUR (a)(b)(c)	3,278
5,100,000	Ocean Trails CLO VII 2019-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.712%), 8.03%, 4/17/30 (a)(b)	5,083
4,567,534	OHA Loan Funding Ltd. 2013-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.352%), 6.68%, 7/23/31 (a)(b)	4,568
3,100,000	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	3,075
2,762,061	Palmer Square CLO Ltd. 2014-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.392%), 6.71%, 1/17/31 (a)(b)	2,767
3,725,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 6.86%, 4/16/37 (a)(b)	3,725

Principal or Shares	Security Description	Value (000)
2,230,975	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (a)	$1,987
3,261,375	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 6.75%, 10/20/31 (a)(b)	3,268
3,100,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 7.06%, 1/15/36 (a)(b)	3,113
1,033,385	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	1,029
304,030	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 6.79%, 8/16/32 (a)	304
2,200,000	Santander Bank Auto Credit-Linked Notes 2023- B 144A, 6.66%, 12/15/33 (a)	2,197
1,350,000	Santander Bank Auto Credit-Linked Notes 2023- B 144A, 8.41%, 12/15/33 (a)	1,351
371,410	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (a)	367
150	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28	1,776
12,800	Santander Drive Auto Receivables Trust 2023-S1 144A, 0.00%, 4/18/28 (a)(d)	2,533
2,700,000	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (a)	2,691
5,100,000	Symphony CLO XXIV Ltd. 2020-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.512%), 7.84%, 1/23/32 (a)(b)	5,104
3,850,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	3,699
3,379,438	Zaxby’s Funding LLC 2021-1A 144A, 3.24%, 7/30/51 (a)	2,935

Total Asset Backed (Cost - $81,022)		79,599

Bank Loans(e) (1%)
3,250,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 11.05%, 6/29/29	3,217
2,785,641	Frontier Communications Corp. Term Loan B-EXIT 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.18%, 10/08/27	2,783
2,800,000	Ineos U.S. Petrochem LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.67%, 3/31/29	2,798
2,800,000	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 10.31%, 11/30/30	2,804

Total Bank Loans (Cost - $11,371)		11,602

28  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Corporate Bond (29%)
3,319,515	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	$3,194
2,100,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	2,079
2,250,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	2,274
2,638,705	American Airlines Pass-Through Trust 2019-1, AA, 3.15%, 2/15/32	2,331
1,800,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (b)	1,787
3,150,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.930%), 5.63%, 7/28/34 (b)	3,084
4,350,000	American Tower Corp., 2.30%, 9/15/31	3,458
2,400,000	AmFam Holdings Inc. 144A, 3.83%, 3/11/51 (a)	1,370
1,250,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	1,220
3,200,000	Anheuser-Busch InBev Worldwide Inc., 5.00%, 6/15/34	3,094
3,600,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (a)(b)	3,517
2,225,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a)	2,132
2,100,000	Augustar Life Insurance Co. 144A, 6.88%, 6/15/42 (a)	1,883
4,000,000	Australia & New Zealand Banking Group Ltd. 144A, 4.40%, 5/19/26 (a)	3,882
2,200,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (b)	1,992
4,050,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	4,082
2,100,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (b)	2,093
2,330,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	2,141
2,100,000	Blue Owl Capital Corp., 3.75%, 7/22/25	2,038
3,500,000	Boeing Co. 144A, 6.86%, 5/01/54 (a)	3,518
2,700,000	BP Capital Markets America Inc., 4.81%, 2/13/33	2,582
1,750,000	BP Capital Markets PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (b)(f)	1,770
3,680,000	Broadcom Inc. 144A, 4.93%, 5/15/37 (a)	3,362
2,200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A, 7.88%, 2/15/39 (a)	2,305
1,375,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (b)	1,480
2,675,000	Charles Schwab Corp. G, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38% (b)(f)	2,652
4,050,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 12/01/61	2,509
3,300,000	Citibank N.A., 5.57%, 4/30/34	3,290
1,000,000	Civitas Resources Inc. 144A, 8.63%, 11/01/30 (a)	1,065
2,400,000	Civitas Resources Inc. 144A, 8.75%, 7/01/31 (a)	2,549
2,100,000	Comcast Corp., 5.35%, 5/15/53	1,953

Principal or Shares	Security Description	Value (000)
3,000,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (a)(g)	$2,859
1,850,000	Corebridge Financial Inc., 3.90%, 4/05/32	1,615
2,450,000	Credit Agricole SA 144A, 5.51%, 7/05/33 (a)	2,427
3,750,000	CubeSmart LP, 2.00%, 2/15/31	2,944
2,000,000	Daimler Truck Finance North America LLC 144A, 5.40%, 9/20/28 (a)	1,991
1,550,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,531
3,000,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 8.63%, 3/15/29 (a)	3,025
1,625,000	Dell International LLC/EMC Corp., 5.75%, 2/01/33 (g)	1,637
2,250,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 1.219%), 2.31%, 11/16/27 (b)	2,047
2,000,000	Diamondback Energy Inc., 4.25%, 3/15/52	1,537
1,165,000	Dignity Health, 4.50%, 11/01/42	964
3,000,000	DTE Energy Co., 5.85%, 6/01/34	2,986
4,675,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (a)	3,712
1,600,000	Electricidad Firme de Mexico Holdings SA de CV 144A, 4.90%, 11/20/26 (a)	1,528
900,000	Elevance Health Inc., 5.13%, 2/15/53	812
790,000	Encino Acquisition Partners Holdings LLC 144A, 8.75%, 5/01/31 (a)	805
3,000,000	Energy Transfer LP, 5.25%, 4/15/29	2,954
2,175,000	Energy Transfer LP, 5.75%, 2/15/33	2,159
2,670,000	Equinix Inc., 1.80%, 7/15/27	2,376
3,550,000	Equinix Inc., 2.50%, 5/15/31	2,896
3,025,000	Extra Space Storage LP, 2.20%, 10/15/30	2,442
2,700,000	Federation des Caisses Desjardins du Quebec 144A, 2.05%, 2/10/25 (a)	2,626
199,179	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	195
2,200,000	Fifth Third Bank N.A., (Secured Overnight Financing Rate + 1.230%), 5.85%, 10/27/25 (b)	2,197
2,850,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	2,832
2,500,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)	2,462
3,350,000	General Motors Co., 5.60%, 10/15/32 (g)	3,293
2,750,000	General Motors Financial Co. Inc., 2.35%, 1/08/31	2,211
748,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	673
3,475,000	Glencore Funding LLC 144A, 3.88%, 4/27/51 (a) (g)	2,429
3,850,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	3,374
4,055,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	3,480
1,750,000	Grupo Axo SAPI de CV 144A, 5.75%, 6/08/26 (a)	1,685
2,050,000	HCA Inc., 5.90%, 6/01/53	1,933
2,000,000	Healthpeak OP LLC, 5.25%, 12/15/32	1,924
1,600,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a)	1,604
2,100,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 2.390%), 6.25%, 3/09/34 (b)	2,146
2,700,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (a)	2,349
2,650,000	International Petroleum Corp. 144A, 7.25%, 2/01/27 (a)(h)	2,586
2,900,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (a)(b)	2,974

Semi-Annual Report   29

   Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)
3,100,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	$2,762
1,337,000	JAB Holdings BV 144A, 2.20%, 11/23/30 (a)	1,043
2,100,000	Kinder Morgan Inc., 5.30%, 12/01/34	2,008
810,000	Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a)	785
1,850,000	Kyndryl Holdings Inc., 6.35%, 2/20/34	1,841
1,500,000	Lazard Group LLC, 6.00%, 3/15/31	1,499
4,850,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	3,958
2,750,000	Macquarie Group Ltd. 144A, (3 mo. LIBOR USD + 1.372%), 3.76%, 11/28/28 (a)(b)	2,570
1,550,000	Matador Resources Co. 144A, 6.50%, 4/15/32 (a)	1,537
1,825,000	Micron Technology Inc., 5.30%, 1/15/31	1,791
2,125,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	2,181
2,000,000	Morgan Stanley, (3 mo. Term Secured Overnight Financing Rate + 1.890%), 4.43%, 1/23/30 (b)	1,903
1,300,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (a)	1,613
2,800,000	NextEra Energy Capital Holdings Inc., 5.25%, 2/28/53	2,526
1,500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	1,174
900,000	Nuveen LLC 144A, 5.85%, 4/15/34 (a)	888
1,300,000	OCP SA 144A, 7.50%, 5/02/54 (a)	1,265
1,550,000	ONEOK Inc., 5.80%, 11/01/30	1,556
4,400,000	Oracle Corp., 6.25%, 11/09/32	4,566
1,450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (a)	1,872
2,670,000	Panther Escrow Issuer LLC 144A, 7.13%, 6/01/31 (a)	2,686
2,750,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	2,864
1,695,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	1,655
2,200,000	Permian Resources Operating LLC 144A, 9.88%, 7/15/31 (a)	2,435
2,420,000	Petroleos Mexicanos, 6.49%, 1/23/27	2,271
2,500,000	Petroleos Mexicanos, 5.95%, 1/28/31	1,974
2,475,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	1,960
2,350,000	Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (a)	2,370
3,900,000	Royal Bank of Canada, 5.00%, 2/01/33	3,762
2,750,000	Simon Property Group LP, 6.25%, 1/15/34	2,844
3,292,997	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	2,951
3,400,000	Toronto-Dominion Bank, 4.99%, 4/05/29	3,331
2,425,000	Tucson Electric Power Co., 5.50%, 4/15/53	2,285
1,000,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.758%), 9.25% (a)(b)(f)	1,100
2,800,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.745%), 9.25% (a)(b)(f)	2,995
1,450,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.800%), 6.25%, 9/22/29 (a)(b)	1,472
1,400,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.520%), 5.43%, 2/08/30 (a)(b)	1,377
2,000,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 5.020%), 9.02%, 11/15/33 (a) (b)	2,364
1,450,000	Var Energi ASA 144A, 7.50%, 1/15/28 (a)	1,518

Principal or Shares	Security Description	Value (000)
3,000,000	Vistra Operations Co. LLC 144A, 3.70%, 1/30/27 (a)	$2,824
2,170,000	Vistra Operations Co. LLC 144A, 4.30%, 7/15/29 (a)	2,005
3,400,000	VMware LLC, 2.20%, 8/15/31	2,689
3,375,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	2,587
2,035,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (a)	1,404
3,350,000	Weatherford International Ltd. 144A, 8.63%, 4/30/30 (a)	3,481
1,900,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 2.100%), 2.39%, 6/02/28 (b)	1,728
350,000	Western Midstream Operating LP, 6.35%, 1/15/29	358
1,350,000	Western Midstream Operating LP, 6.15%, 4/01/33	1,349
3,150,000	Williams Cos. Inc., 5.30%, 8/15/28	3,122
1,350,000	Yinson Production Financial Services Pte Ltd. 144A, 9.63%, 5/03/29 (a)(h)	1,345

Total Corporate Bond (Cost - $290,230)		271,350

Foreign Government (2%)
900,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	588
2,650,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (c)	2,854
1,650,000	Costa Rica Government International Bond 144A, 6.55%, 4/03/34 (a)	1,675
5,270,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	3,407
3,200,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	2,131
430,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (a)	414
2,000,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (a)	1,939
2,825,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (a)	2,259

Total Foreign Government (Cost - $17,077)		15,267

Mortgage Backed (37%)
4,125,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.84%, 9/15/36 (a)(b)	4,090
1,765,488	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 7.24%, 6/15/38 (a)(b)	1,752
3,769,735	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 8.01%, 3/15/41 (a)(b)	3,771
2,500,000	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 8.01%, 4/15/29 (a)(b)	2,504
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 14.69%, 11/25/39 (a)(b)	4,556
2,390,881	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 6.48%, 3/25/44 (a)(b)	2,395
2,050,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	2,071
2,724,155	Eagle RE Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.050%), 7.38%, 4/25/34 (a)(b)	2,727

30  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,683,806	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 17.69%, 9/25/28 (b)	$1,961
1,727,571	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 15.69%, 1/25/29 (b)	1,970
497,428	Fannie Mae Connecticut Avenue Securities 2016-C05, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.864%), 16.19%, 1/25/29 (b)	573
2,649,318	Fannie Mae-Aces 2018-M13, 3.86%, 9/25/30 (i)	2,468
1,642,000	FHLMC Multifamily Structured Pass-Through Certificates KG01, 2.94%, 4/25/29	1,483
564,297	FN 254766 30YR, 5.00%, 6/01/33	551
285,711	FN 725027 30YR, 5.00%, 11/01/33	279
556,651	FN 725423 30YR, 5.50%, 5/01/34	554
536,715	FN 725424 30YR, 5.50%, 4/01/34	535
439,848	FN 995203 30YR, 5.00%, 7/01/35	430
796,123	FN AS7170 30YR, 3.50%, 5/01/46	700
2,129,905	FN AS8305 30YR, 3.00%, 11/01/46	1,809
1,472,059	FN AY4200 30YR, 3.00%, 5/01/45	1,258
1,495,038	FN AZ7336 30YR, 3.50%, 11/01/45	1,324
2,219,515	FN BC1520 30YR, 3.50%, 8/01/46	1,952
627,992	FN BC2521 30YR, 3.50%, 1/01/46	559
5,034,534	FN BC8998 30YR, 3.00%, 11/01/46	4,277
305,717	FN BK4740 30YR, 4.00%, 8/01/48	279
2,473,098	FN BM2007 30YR, 4.00%, 9/01/48	2,257
2,410,365	FN BP6345 30YR, 3.00%, 6/01/50	2,022
2,995,972	FN BP6626 30YR, 2.00%, 8/01/50	2,284
5,963,154	FN BV7937 30YR, 4.00%, 8/01/52	5,338
1,165,159	FN CA3666 30YR, 4.00%, 6/01/49	1,068
3,245,193	FN CA6314 30YR, 3.00%, 7/01/50	2,700
2,296,649	FN CA6739 30YR, 3.00%, 8/01/50	1,926
2,877,477	FN CB1301 30YR, 2.50%, 8/01/51	2,308
5,808,751	FN CB2542 30YR, 2.50%, 1/01/52	4,615
7,054,181	FN CB2759 30YR, 3.00%, 2/01/52	5,839
4,583,510	FN CB2839 30YR, 2.00%, 2/01/52	3,510
5,646,167	FN CB3258 30YR, 3.50%, 4/01/52	4,874
4,483,454	FN CB3622 30YR, 4.00%, 5/01/52	4,021
2,171,815	FN CB4120 30YR, 4.00%, 7/01/52	1,947
6,659,727	FN CB4127 30YR, 4.50%, 7/01/52	6,142
6,746,697	FN CB4794 30YR, 4.50%, 10/01/52	6,224
4,835,810	FN CB5106 30YR, 5.00%, 11/01/52	4,595
5,745,580	FN CB8021 30YR, 6.50%, 2/01/54	5,811
2,340,733	FN FM1717 30YR, 3.50%, 12/01/45	2,100
2,298,619	FN FM2897 30YR, 3.00%, 2/01/48	1,954
2,130,557	FN FM3162 30YR, 3.00%, 11/01/46	1,831
1,563,551	FN FM4754 30YR, 3.50%, 7/01/47	1,403
441,032	FN FM4990 30YR, 5.00%, 7/01/47	428
2,677,594	FN FM4994 30YR, 2.00%, 12/01/50	2,057
2,241,624	FN FM7194 30YR, 2.50%, 3/01/51	1,803
4,598,629	FN FM7418 30YR, 2.50%, 6/01/51	3,701
2,592,141	FN FM7494 30YR, 3.00%, 6/01/51	2,155
7,314,831	FN FM9195 30YR, 2.50%, 10/01/51	5,857
3,453,876	FN FM9218 30YR, 2.00%, 10/01/51	2,628
1,523,910	FN FM9750 30YR, 3.00%, 4/01/48	1,306
6,133,171	FN FS0287 30YR, 2.00%, 1/01/52	4,696
6,148,399	FN FS0349 30YR, 2.00%, 1/01/52	4,710
6,066,718	FN FS0439 30YR, 2.50%, 1/01/52	4,864
5,557,677	FN FS2653 30YR, 4.00%, 8/01/52	4,984
4,435,910	FN FS3111 30YR, 5.00%, 9/01/52	4,215
3,599,719	FN FS3838 30YR, 4.00%, 5/01/49	3,330
3,248,164	FN FS4931 30YR, 6.00%, 6/01/53	3,230

Principal or Shares	Security Description	Value (000)
6,186,339	FN MA3238 30YR, 3.50%, 1/01/48	$5,442
6,715,149	FN MA4413 30YR, 2.00%, 9/01/51	5,097
6,904,220	FN MA4437 30YR, 2.00%, 10/01/51	5,239
4,498,611	FN MA4465 30YR, 2.00%, 11/01/51	3,411
2,184,719	FN MA4548 30YR, 2.50%, 2/01/52	1,735
3,155,394	FN MA4761 30YR, 5.00%, 9/01/52	2,994
4,706,332	FN MA4785 30YR, 5.00%, 10/01/52	4,465
989,584	FN MA4807 30YR, 5.50%, 11/01/52	964
6,220,893	FN MA4842 30YR, 5.50%, 12/01/52	6,056
2,052,554	FN MA4869 30YR, 5.50%, 1/01/53	1,997
5,698,114	FN MA5040 30YR, 6.00%, 6/01/53	5,649
2,110,000	FNCL, 3.00%, 5/01/5430YR TBA (j)	1,742
2,760,000	FNCL, 5.50%, 5/01/5430YR TBA (j)	2,679
688,729	FR RA3728 30YR, 2.00%, 10/01/50	529
4,705,922	FR RA4531 30YR, 2.50%, 2/01/51	3,781
5,904,424	FR RA5276 30YR, 2.50%, 5/01/51	4,728
6,966,807	FR RA7778 30YR, 4.50%, 8/01/52	6,425
4,517,959	FR RA8415 30YR, 5.50%, 1/01/53	4,403
1,652,481	FR RA8647 30YR, 4.50%, 5/01/53	1,524
4,137,480	FR SB8509 15YR, 2.00%, 1/01/36	3,596
6,439,347	FR SD0729 30YR, 2.00%, 10/01/51	4,915
4,863,413	FR SD1035 30YR, 4.00%, 5/01/52	4,362
4,028,304	FR SD2184 30YR, 6.00%, 1/01/53	4,007
5,995,829	FR SD7537 30YR, 2.00%, 3/01/51	4,592
3,249,101	FR SD8106 30YR, 2.00%, 11/01/50	2,475
1,349,428	FR ZA4718 30YR, 3.00%, 10/01/46	1,146
616,087	FR ZS9382 30YR, 3.00%, 9/01/43	529
2,402,970	FR ZT0534 30YR, 3.50%, 12/01/47	2,135
2,680,869	FR ZT1159, 3.50%, 2/01/44	2,389
1,223,006	Freddie Mac STACR Debt Notes 2017-DNA1, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.114%), 15.44%, 7/25/29 (b)	1,395
1,961,148	G2 4853 30YR, 4.00%, 11/20/40	1,830
811,750	G2 5174 30YR, 4.00%, 9/20/41	757
192,952	G2 5233 30YR, 4.00%, 11/20/41	180
3,561,935	G2 785219 30YR, 2.00%, 12/20/50	2,758
463,442	G2 MA2522 30YR, 4.00%, 1/20/45	431
1,338,937	G2 MA3663 30YR, 3.50%, 5/20/46	1,199
3,584,773	G2 MA3802 30YR, 3.00%, 7/20/46	3,098
268,442	G2 MA4126 30YR, 3.00%, 12/20/46	232
1,184,588	G2 MA4510 30YR, 3.50%, 6/20/47	1,057
2,839,596	G2 MA5265 30YR, 4.50%, 6/20/48	2,683
2,377,799	G2 MA6930 30YR, 2.00%, 10/20/50	1,875
9,301,157	G2 MA7472 30YR, 2.50%, 7/20/51	7,640
695,980	G2 MA7473 30YR, 3.00%, 7/20/51	594
6,811,639	G2 MA7706 30YR, 3.00%, 11/20/51	5,806
4,053,436	G2 MA7766 30YR, 2.00%, 12/20/51	3,194
2,872,363	G2 MA8044 30YR, 3.50%, 5/20/52	2,532
7,697,295	G2 MA8200 30YR, 4.00%, 8/20/52	6,980
6,289,993	G2 MA8648 30YR, 5.50%, 2/20/53	6,175
1,620,000	G2SF, 5.50%, 30YR TBA (j)	1,586
6,560,000	G2SF, 6.00%, 30YR TBA (j)	6,547
2,418,310	GN 783716 30YR, 3.00%, 2/15/43	2,113
3,094,305	GN 785986 30YR, 3.00%, 10/15/51	2,642
1,148,772	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 5.82%, 8/17/33 EUR (a)(b)(c)	1,191
13,098,745	Morgan Stanley Capital I Trust 2018-H3, 0.96%, 7/15/51 (i)	337
140,763	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(i)	128
278,942	New Residential Mortgage Loan Trust 2014-3A 144A, 3.75%, 11/25/54 (a)(i)	257

Semi-Annual Report   31

  Payden Core Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.94%, 2/25/47 (a)(b)	$1,608
2,200,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.83%, 3/15/38 (a)(b)	2,007

Total Mortgage Backed (Cost - $370,024)		339,399

Municipal (3%)
2,495,000	California Earthquake Authority A, 5.60%, 7/01/27	2,491
3,900,000	California Health Facilities Financing Authority, 2.86%, 6/01/31	3,381
1,127,512	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (a)(k)	29
3,580,000	City of San Francisco CA Public Utilities Commission Water Revenue E, 2.83%, 11/01/41	2,647
2,565,000	Compton Community College District B, 3.46%, 8/01/38 (l)	2,053
3,285,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (l)	2,689
5,265,000	Los Angeles Community College District, 1.17%, 8/01/26	4,843
4,680,000	New York State Dormitory Authority C, 1.54%, 3/15/27	4,237
3,000,000	Redondo Beach Community Financing Authority A, 1.98%, 5/01/29	2,565
4,000,000	State of California, 3.38%, 4/01/25	3,932
1,495,000	State of California, 7.55%, 4/01/39	1,761
2,025,000	Texas Natural Gas Securitization Finance Corp., 5.17%, 4/01/41	1,978
365,000	University of California J, 3.26%, 5/15/24	365

Total Municipal (Cost - $37,746)		32,971

U.S. Government Agency (1%)
6,000,000	FHLB, 1.80%, 2/04/36	4,165
4,280,000	Tennessee Valley Authority, 5.25%, 9/15/39	4,305

Total U.S. Government Agency (Cost - $9,173)		8,470

U.S. Treasury (15%)
33,719,000	U.S. Treasury Bond, 2.50%, 2/15/46	22,873
15,410,000	U.S. Treasury Bond, 3.00%, 2/15/49 (m)(n)	11,242
26,859,000	U.S. Treasury Bond, 2.38%, 11/15/49	17,137
11,125,000	U.S. Treasury Bond, 2.00%, 2/15/50	6,478
22,970,000	U.S. Treasury Bond, 2.38%, 5/15/51	14,497
1,450,000	U.S. Treasury Bond, 4.00%, 11/15/52	1,271
4,180,000	U.S. Treasury Bond, 3.63%, 5/15/53	3,417
1,434,000	U.S. Treasury Bond, 4.25%, 2/15/54	1,313
25,227,684	U.S. Treasury Inflation Indexed Notes, 2.38%, 10/15/28	25,379
14,151,792	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	13,145
8,660,000	U.S. Treasury Note, 3.88%, 8/15/33	8,132
13,880,000	U.S. Treasury Note, 4.00%, 2/15/34	13,145

Total U.S. Treasury (Cost - $188,043)		138,029

Investment Company (4%)
13,365,200	Payden Cash Reserves Money Market Fund*	13,365
1,535,844	Payden Emerging Market Corporate Bond Fund*	13,116
1,780,083	Payden Emerging Markets Local Bond Fund*	8,171

Total Investment Company (Cost - $35,030)		34,652

Total Investments (Cost - $1,039,716) (101%)		931,339
Liabilities in excess of Other Assets (-1%)		(12,729)

Net Assets (100%)		$918,610

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.
(g)

All or a portion of these securities are on loan. At April 30, 2024, the total market value of the Fund’s securities on loan is $4,857 and the total market value of the collateral held by the Fund is $5,045. Amounts in 000s.

(h)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Security was purchased on a delayed delivery basis.
(k)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(l)	Payment of principal and/or interest is insured against default by a monoline insurer.
(m)	All or a portion of the security is pledged to cover futures contract margin requirements.
(n)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

32  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 19,411	EUR 17,681	Citibank, N.A.	06/26/2024	$497
USD 11,185	CAD 15,043	HSBC Bank USA, N.A.	06/26/2024	248

				745

Liabilities:
CAD 4,247	USD 3,101	HSBC Bank USA, N.A.	06/26/2024	(13)
EUR 10,751	USD 11,510	Citibank, N.A.	06/26/2024	(9)

				(22)

Net Unrealized Appreciation (Depreciation)				$723

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 10-Year Ultra Future	215	Jun-24	$23,697	$(507)	$(507)
U.S. Treasury 2-Year Note Future	980	Jun-24	198,603	(2,033)	(2,033)
U.S. Ultra Bond Future	34	Jun-24	4,065	(278)	(278)

					(2,818)

Short Contracts:
U.S. Treasury 5-Year Note Future	812	Jun-24	(85,051)	1,590	1,590

Total Futures					$(1,228)

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 42 Index), Pay 5% Quarterly, Receive upon credit default	06/20/2029	$13,150	$(849)	$(893)	$44

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Variable 5.3400% (SOFRRATE) Annually, Pay Fixed 2.7375% Annually	08/30/2034	$15,900	$1,922	$—	$1,922
10-Year SOFR Swap, Receive Variable 5.3400% (SOFRRATE) Annually, Pay Fixed 2.9360% Annually	06/28/2034	15,985	1,725	—	1,725
10-Year SOFR Swap, Receive Variable 5.3400% (SOFRRATE) Annually, Pay Fixed 3.2815% Annually	02/27/2035	15,600	1,112	—	1,112
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay Variable 5.3400% (SOFRRATE) Annually	08/30/2026	71,500	(2,714)	—	(2,714)

Semi-Annual Report   33

  Payden Core Bond Fund continued

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay Variable 5.3400% (SOFRRATE) Annually	06/29/2026	$71,425	(2,740)	—	(2,740)
2-Year SOFR Swap, Receive Fixed 3.3330% Annually, Pay Variable 5.3400% (SOFRRATE) Annually	02/27/2027	67,700	(1,465)	—	(1,465)

			$(2,160)	$—	$(2,160)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$4,857
Non-cash Collateral[2]	(4,857)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

34  Payden Mutual Funds

    Payden Corporate Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital.

Portfolio Composition - percent of investments
Corporate Bond	90%
Investment Company	4%
Mortgage Backed	3%
Asset Backed	3%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (3%)
2,300,000	Benefit Street Partners CLO XVII Ltd. 2019-17A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.342%), 6.67%, 7/15/32 (a)(b)	$2,303
875,250	Domino’s Pizza Master Issuer LLC 2021-1A 144A, 2.66%, 4/25/51 (b)	766
2,000,000	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 6.77%, 2/17/39 (a)(b)	1,987
1,862,000	Planet Fitness Master Issuer LLC 2022-1A 144A, 3.25%, 12/05/51 (b)	1,728
2,350,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 4.29%, 2/15/52 (b)	2,147
1,483,063	Zaxby’s Funding LLC 2021-1A, 144A, 3.24%, 7/30/51 (b)	1,288

Total Asset Backed (Cost - $10,870)		10,219

Bank Loans(c) (0%)
385,133	DirectV Financing LLC Term Loan NON-EXT 1L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 10.43%, 8/02/27 (Cost - $381)	388

Corporate Bond (91%)

Automotive (4%)
3,250,000	Ford Motor Credit Co. LLC, 2.30%, 2/10/25	3,159
1,800,000	Ford Motor Credit Co. LLC, 2.90%, 2/16/28	1,602
2,000,000	Ford Motor Credit Co. LLC, 6.05%, 3/05/31	1,968
1,225,000	General Motors Co., 5.40%, 4/01/48	1,074
1,200,000	General Motors Co., 6.75%, 4/01/46	1,236
1,400,000	General Motors Financial Co. Inc., 5.95%, 4/04/34	1,370
1,700,000	Hyundai Capital America 144A, 1.80%, 10/15/25 (b)	1,604
3,275,000	Nissan Motor Co. Ltd. 144A, 4.35%, 9/17/27 (b)	3,082
1,185,000	Volkswagen Group of America Finance LLC 144A, 5.70%, 9/12/26 (b)	1,184

		16,279

Banking (15%)
1,155,000	AIB Group PLC 144A, (U.S. Secured Overnight Financing Rate + 1.910%), 5.87%, 3/28/35 (a)(b)	1,118
250,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(d)	256
1,800,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.132%), 2.46%, 10/22/25 (a)	1,771
1,585,000	Bank of America Corp. N, (U.S. Secured Overnight Financing Rate + 1.220%), 2.65%, 3/11/32 (a)	1,307

Principal or Shares	Security Description	Value (000)
975,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.322%), 3.56%, 4/23/27 (a)	$936
1,875,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.650%), 5.47%, 1/23/35 (a)	1,824
1,715,000	Bank of Montreal, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.452%), 7.70%, 5/26/84 (a)	1,716
1,150,000	Barclays PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.050%), 2.28%, 11/24/27 (a)	1,050
775,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.420%), 6.04%, 3/12/55 (a)	771
1,300,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 1.880%), 5.74%, 2/20/35 (a)(b)	1,270
925,000	Canadian Imperial Bank of Commerce, 5.26%, 4/08/29	911
970,000	CapStar Bank, 5.88%, 9/29/26	963
1,025,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	1,013
1,175,000	Deutsche Bank AG, (U.S. Secured Overnight Financing Rate + 3.180%), 6.72%, 1/18/29 (a)	1,199
1,250,000	Federation des Caisses Desjardins du Quebec 144A, 5.70%, 3/14/28 (b)	1,249
470,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 1.840%), 5.63%, 1/29/32 (a)	457
900,000	Fifth Third Bancorp, (U.S. Secured Overnight Financing Rate + 2.340%), 6.34%, 7/27/29 (a)	911
1,300,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.248%), 2.38%, 7/21/32 (a)	1,041
2,750,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.264%), 2.65%, 10/21/32 (a)	2,228
775,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.552%), 5.85%, 4/25/35 (a)	776
950,000	Huntington Bancshares Inc., (Secured Overnight Financing Rate + 1.870%), 5.71%, 2/02/35 (a)	911
700,000	Huntington National Bank, (Secured Overnight Financing Rate + 1.650%), 4.55%, 5/17/28 (a)	674
915,000	JPMorgan Chase & Co., (3 mo. Term Secured Overnight Financing Rate + 2.460%), 3.11%, 4/22/41 (a)	666
910,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 2.440%), 3.11%, 4/22/51 (a)	596
1,975,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.990%), 4.85%, 7/25/28 (a)	1,935

Semi-Annual Report   35

   Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
2,500,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.845%), 5.35%, 6/01/34 (a)	$2,432
1,210,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.490%), 5.77%, 4/22/35 (a)	1,211
700,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.810%), 6.25%, 10/23/34 (a)	725
1,025,000	KeyBank N.A., 5.00%, 1/26/33	920
1,225,000	Lloyds Banking Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.480%), 5.99%, 8/07/27 (a)	1,227
925,000	Manufacturers & Traders Trust Co., 5.40%, 11/21/25	913
985,000	Mizuho Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.300%), 5.58%, 5/26/35 (a)	960
1,300,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.858%), 1.51%, 7/20/27 (a)	1,187
1,025,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.020%), 1.93%, 4/28/32 (a)	803
910,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.990%), 2.19%, 4/28/26 (a)	878
830,000	Morgan Stanley, 5.00%, 11/24/25	822
800,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.730%), 5.47%, 1/18/35 (a)	779
1,425,000	Morgan Stanley, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.430%), 5.95%, 1/19/38 (a)	1,386
600,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.64%, 6/14/27 (a)	550
355,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (a)	355
875,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.100%), 6.02%, 3/02/34 (a)	876
875,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.902%), 5.68%, 1/22/35 (a)	858
1,150,000	PNC Financial Services Group Inc., (Secured Overnight Financing Rate + 2.140%), 6.04%, 10/28/33 (a)	1,160
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	422
1,440,000	U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.65%, 2/01/29 (a)	1,388
1,200,000	U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.860%), 5.68%, 1/23/35 (a)	1,173
875,000	UBS AG, 5.65%, 9/11/28	879
1,000,000	Wachovia Corp., 5.50%, 8/01/35	968
1,311,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.510%), 3.53%, 3/24/28 (a)	1,237
1,300,000	Wells Fargo & Co., (3 mo. Term Secured Overnight Financing Rate + 4.502%), 5.01%, 4/04/51 (a)	1,155
675,000	Westpac New Zealand Ltd. 144A, 4.90%, 2/15/28 (b)	661

		53,474

Basic Industry (4%)
660,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (b)	668
525,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (b)	512

Principal or Shares	Security Description	Value (000)
1,075,000	Anglo American Capital PLC 144A, 5.75%, 4/05/34 (b)	$1,062
1,000,000	CIMIC Finance USA Pty Ltd. 144A, 7.00%, 3/25/34 (b)	988
1,250,000	DAE Funding LLC 144A, 1.55%, 8/01/24 (b)	1,234
1,980,000	Freeport-McMoRan Inc., 5.00%, 9/01/27	1,946
800,000	Glencore Funding LLC 144A, 5.89%, 4/04/54 (b)	758
1,000,000	Lockheed Martin Corp., 3.90%, 6/15/32	913
1,100,000	Lockheed Martin Corp., 5.20%, 2/15/64	1,022
785,000	Nature Conservancy A, 3.96%, 3/01/52	612
1,470,000	Norfolk Southern Corp., 5.35%, 8/01/54	1,372
825,000	Regal Rexnord Corp. 144A, 6.05%, 4/15/28 (b)	824
825,000	Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (b)	832
600,000	RTX Corp., 4.63%, 11/16/48	506
825,000	Ryder System Inc., 6.30%, 12/01/28	850
1,050,000	Union Pacific Corp., 4.95%, 5/15/53	956
850,000	Veralto Corp. 144A, 5.35%, 9/18/28 (b)	844

		15,899

Consumer Goods (3%)
1,360,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.50%, 3/15/29 (b)	1,201
740,000	Anheuser-Busch InBev Worldwide Inc., 8.00%, 11/15/39	903
1,320,000	Coca-Cola Co., 2.60%, 6/01/50	806
850,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC 144A, 6.63%, 7/15/30 (b)	851
1,050,000	J M Smucker Co., 6.50%, 11/15/43	1,095
1,150,000	JDE Peet’s NV 144A, 1.38%, 1/15/27 (b)	1,027
2,165,000	Land O’ Lakes Inc. 144A, 7.00% (b)(d)	1,683
1,850,000	NIKE Inc., 3.38%, 3/27/50	1,314
1,300,000	Post Holdings Inc. 144A, 5.63%, 1/15/28 (b)	1,263

		10,143

Energy (9%)
600,000	Baytex Energy Corp. 144A, 8.50%, 4/30/30 (b)	626
128,000	Cenovus Energy Inc., 6.75%, 11/15/39	135
1,160,000	Cheniere Energy Inc. 144A, 5.65%, 4/15/34 (b)	1,136
2,305,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (b)	2,171
1,180,000	Crescent Energy Finance LLC 144A, 7.63%, 4/01/32 (b)	1,185
975,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 7.13%, 6/01/28 (b)	953
645,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 8.63%, 3/15/29 (b)	650
1,200,000	Enbridge Energy Partners LP, 7.38%, 10/15/45	1,339
1,100,000	Encino Acquisition Partners Holdings LLC 144A, 8.75%, 5/01/31 (b)	1,121
1,200,000	Energy Transfer LP, 5.40%, 10/01/47	1,054
1,825,000	EQM Midstream Partners LP 144A, 6.38%, 4/01/29 (b)	1,809
1,800,000	EQM Midstream Partners LP, 6.50%, 7/15/48	1,777
1,075,000	EQT Corp., 5.70%, 4/01/28	1,072
1,850,000	EQT Corp., 5.75%, 2/01/34	1,798
1,175,000	Genesis Energy LP/Genesis Energy Finance Corp., 8.25%, 1/15/29	1,193
705,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)	634
330,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (b)(e)	311
750,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	760

36  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
900,000	Ovintiv Inc., 5.65%, 5/15/28	$899
410,000	Parsley Energy LLC/Parsley Finance Corp. 144A, 4.13%, 2/15/28 (b)	386
1,275,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	1,328
1,675,000	Rockies Express Pipeline LLC 144A, 4.95%, 7/15/29 (b)	1,541
840,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A, 7.38%, 2/15/29 (b)	842
1,425,000	TransCanada PipeLines Ltd., 6.20%, 3/09/26	1,425
1,288,000	Transocean Inc. 144A, 8.00%, 2/01/27 (b)	1,292
1,710,000	Transocean Inc. 144A, 8.25%, 5/15/29 (b)	1,701
1,070,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 7.13%, 3/15/29 (b)	1,064
2,200,000	Williams Cos. Inc., 8.75%, 3/15/32	2,571

		32,773

Financial Services (15%)
1,425,000	Air Lease Corp., 3.25%, 10/01/29	1,265
410,000	Aircastle Ltd., 4.13%, 5/01/24	410
1,851,000	American Express Co., 8.15%, 3/19/38	2,247
1,950,000	Ares Capital Corp., 3.25%, 7/15/25	1,881
1,700,000	Ares Capital Corp., 5.88%, 3/01/29	1,667
1,300,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (a)(b)	1,270
1,100,000	Ashtead Capital Inc. 144A, 5.50%, 8/11/32 (b)	1,055
2,400,000	Banco Santander SA, 2.75%, 12/03/30	1,954
2,075,000	Blackstone Private Credit Fund, 1.75%, 9/15/24	2,037
605,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	556
2,205,000	Blue Owl Capital Corp., 3.75%, 7/22/25	2,140
1,275,000	Blue Owl Credit Income Corp., 7.75%, 9/16/27	1,303
1,350,000	Blue Owl Finance LLC 144A, 6.25%, 4/18/34 (b)	1,338
1,350,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 1.290%), 2.64%, 3/03/26 (a)	1,312
915,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.080%), 5.47%, 2/01/29 (a)	899
1,000,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.260%), 6.05%, 2/01/35 (a)	984
2,300,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 2.107%), 2.57%, 6/03/31 (a)	1,925
1,430,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (a)	1,183
2,500,000	Citigroup Inc., 4.45%, 9/29/27	2,407
800,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (b)	788
3,775,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (b)	3,718
650,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (b)	650
1,275,000	HPS Corporate Lending Fund 144A, 6.75%, 1/30/29 (b)	1,258
1,485,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.100%), 2.25%, 11/22/27 (a)	1,359
1,100,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.460%), 5.55%, 3/04/30 (a)	1,085
2,850,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 3.350%), 7.39%, 11/03/28 (a)	2,988
1,820,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	1,772
1,155,000	Low Income Investment Fund 2019, 3.71%, 7/01/29	1,038

Principal or Shares	Security Description	Value (000)
1,525,000	Macquarie Airfinance Holdings Ltd. 144A, 6.40%, 3/26/29 (b)	$1,522
1,600,000	Macquarie Group Ltd. 144A, (U.S. Secured Overnight Financing Rate + 1.069%), 1.34%, 1/12/27 (a)(b)	1,483
620,000	Mastercard Inc., 3.85%, 3/26/50	481
2,020,000	MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27 (e)	1,654
550,000	Nuveen LLC 144A, 5.85%, 4/15/34 (b)(e)	543
1,300,000	PayPal Holdings Inc., 3.25%, 6/01/50	869
1,100,000	Sixth Street Lending Partners 144A, 6.50%, 3/11/29 (b)	1,080
570,000	Synchrony Financial, 7.25%, 2/02/33	557
1,250,000	Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 1.852%), 5.12%, 1/26/34 (a)	1,165
2,200,000	Westpac Banking Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.750%), 2.67%, 11/15/35 (a)	1,778

		53,621

Healthcare (7%)
1,350,000	AbbVie Inc., 4.85%, 6/15/44	1,225
1,620,000	Amgen Inc., 3.15%, 2/21/40	1,183
1,000,000	Amgen Inc., 5.60%, 3/02/43	965
700,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (b)	683
1,625,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	1,300
915,000	Bristol-Myers Squibb Co., 4.90%, 2/22/29	902
895,000	Cigna Group, 4.90%, 12/15/48	769
1,250,000	Cigna Group, 5.69%, 3/15/26	1,249
1,850,000	CVS Health Corp., 5.30%, 12/05/43	1,667
740,000	Dignity Health, 4.50%, 11/01/42	612
950,000	Eli Lilly & Co., 4.88%, 2/27/53	870
1,180,000	HCA Inc., 5.90%, 6/01/53	1,113
750,000	Humana Inc., 5.50%, 3/15/53	684
1,350,000	Icon Investments Six DAC, 6.00%, 5/08/34	1,349
550,000	Jazz Securities DAC 144A, 4.38%, 1/15/29 (b)	501
1,300,000	Merck & Co. Inc., 2.35%, 6/24/40	870
145,000	Northwell Healthcare Inc., 6.15%, 11/01/43	145
955,000	PeaceHealth Obligated Group 2020, 1.38%, 11/15/25	887
1,200,000	Perrigo Finance Unlimited Co., 4.65%, 6/15/30	1,101
950,000	Roche Holdings Inc. 144A, 5.22%, 3/08/54 (b)	905
2,270,000	Solventum Corp. 144A, 5.90%, 4/30/54 (b)	2,121
420,000	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/46	280
1,825,000	Teva Pharmaceutical Finance Netherlands III BV, 5.13%, 5/09/29 (e)	1,730
970,000	UnitedHealth Group Inc., 5.88%, 2/15/53	988
1,820,000	Viatris Inc., 4.00%, 6/22/50	1,192

		25,291

Insurance (4%)
725,000	AIA Group Ltd. 144A, 5.38%, 4/05/34 (b)	693
915,000	Athene Global Funding 144A, 5.52%, 3/25/27 (b)(e)	908
1,175,000	Athene Holding Ltd., 6.25%, 4/01/54	1,143
1,700,000	Augustar Life Insurance Co. 144A, 6.88%, 6/15/42 (b)	1,524
1,150,000	Fairfax Financial Holdings Ltd. 144A, 6.35%, 3/22/54 (b)	1,138
1,400,000	First American Financial Corp., 2.40%, 8/15/31	1,085
450,000	Global Atlantic Fin Co. 144A, 6.75%, 3/15/54 (b)	437

Semi-Annual Report   37

   Payden Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
725,000	Nationwide Financial Services Inc. 144A, 5.30%, 11/18/44 (b)	$636
1,731,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (b)	2,148
1,265,000	New York Life Insurance Co. 144A, 5.88%, 5/15/33 (b)	1,279
500,000	New York Life Insurance Co. 144A, 6.75%, 11/15/39 (b)	544
450,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (b)	581
675,000	Prudential Financial Inc., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.404%), 6.50%, 3/15/54 (a)	667
550,000	Teachers Insurance & Annuity Association of America 144A, 4.90%, 9/15/44 (b)	478
2,000,000	Teachers Insurance & Annuity Association of America 144A, 6.85%, 12/16/39 (b)	2,177

		15,438

Leisure (1%)
835,000	Flutter Treasury Designated Activity Co. 144A, 6.38%, 4/29/29 (b)	838
1,150,000	Genting New York LLC/GENNY Capital Inc. 144A, 3.30%, 2/15/26 (b)	1,100
500,000	Mattel Inc. 144A, 3.38%, 4/01/26 (b)	477
1,875,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	1,616
1,355,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	1,038

		5,069

Media (3%)
1,820,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/01/41	1,165
1,100,000	Cogent Communications Group Inc. 144A, 3.50%, 5/01/26 (b)	1,035
1,025,000	Cogent Communications Group Inc. 144A, 7.00%, 6/15/27 (b)	1,013
1,860,000	Comcast Corp., 2.89%, 11/01/51	1,126
900,000	Comcast Corp., 5.35%, 5/15/53	837
766,000	Comcast Corp., 6.50%, 11/15/35	818
1,760,000	Fox Corp., 5.58%, 1/25/49	1,564
575,000	Gray Television Inc. 144A, 5.38%, 11/15/31 (b)	346
1,365,000	Paramount Global, 5.85%, 9/01/43	1,081
1,450,000	Time Warner Cable LLC, 6.75%, 6/15/39	1,329

		10,314

Real Estate (4%)
1,885,000	American Tower Corp., 5.50%, 3/15/28	1,876
1,050,000	DOC DR LLC, 2.63%, 11/01/31	846
1,300,000	Extra Space Storage LP, 5.40%, 2/01/34	1,245
70,000	Healthpeak OP LLC, 3.40%, 2/01/25	69
1,575,000	Healthpeak OP LLC, 5.25%, 12/15/32	1,515
1,580,000	Kimco Realty OP LLC, 6.40%, 3/01/34	1,636
875,000	Simon Property Group LP, 6.65%, 1/15/54	939
1,200,000	Simon Property Group LP, 6.75%, 2/01/40	1,285
1,750,000	Starwood Property Trust Inc. 144A, 3.75%, 12/31/24 (b)	1,720
875,000	Sun Communities Operating LP, 5.50%, 1/15/29	860
360,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	355
1,540,000	VICI Properties LP / VICI Note Co. Inc. 144A, 4.25%, 12/01/26 (b)	1,470
770,000	WEA Finance LLC 144A, 4.13%, 9/20/28 (b)	703
980,000	WEA Finance LLC 144A, 4.63%, 9/20/48 (b)	676

		15,195

Principal or Shares	Security Description	Value (000)
Retail (3%)
915,000	Bath & Body Works Inc., 6.88%, 11/01/35	$910
2,000,000	Home Depot Inc., 4.50%, 12/06/48	1,694
1,325,000	Lowe’s Cos. Inc., 5.13%, 4/15/50	1,174
600,000	Newell Brands Inc., 6.38%, 9/15/27 (e)	587
1,425,000	Nordstrom Inc., 4.25%, 8/01/31	1,231
1,775,000	Target Corp., 4.50%, 9/15/32	1,683
1,400,000	Walmart Inc., 4.50%, 9/09/52	1,220
1,355,000	Walmart Inc., 4.50%, 4/15/53	1,180

		9,679

Service (2%)
2,185,000	American University 2019, 3.67%, 4/01/49	1,671
1,850,000	California Institute of Technology, 3.65%, 9/01/19	1,198
1,150,000	Ford Foundation 2020, 2.82%, 6/01/70	646
1,540,000	Georgetown University B, 4.32%, 4/01/49	1,291
1,180,000	President and Fellows of Harvard College, 2.52%, 10/15/50	722
250,000	Wand NewCo 3 Inc. 144A, 7.63%, 1/30/32 (b)	254

		5,782

Technology (4%)
1,305,000	Apple Inc., 2.65%, 5/11/50	806
1,200,000	Apple Inc., 3.95%, 8/08/52	946
710,000	Concentrix Corp., 6.65%, 8/02/26	715
89,000	Dell International LLC/EMC Corp., 8.35%, 7/15/46	111
1,455,000	Fiserv Inc., 5.38%, 8/21/28	1,446
1,075,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (b)	1,078
1,500,000	Hewlett Packard Enterprise Co., 6.10%, 4/01/26	1,495
1,125,000	Kyndryl Holdings Inc., 6.35%, 2/20/34	1,119
2,800,000	Microsoft Corp., 2.53%, 6/01/50	1,715
1,350,000	NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 6/18/29 (e)	1,275
1,493,000	Oracle Corp., 4.13%, 5/15/45	1,140
2,000,000	Oracle Corp., 6.50%, 4/15/38	2,085

		13,931

Telecommunications (4%)
1,575,000	Alphabet Inc., 2.05%, 8/15/50	880
1,750,000	Amazon.com Inc., 3.10%, 5/12/51	1,173
1,859,000	AT&T Inc., 3.50%, 9/15/53	1,226
3,800,000	AT&T Inc., 3.65%, 9/15/59	2,467
1,760,000	British Telecommunications PLC 144A, 4.25%, 11/08/49 (b)	1,359
1,500,000	Deutsche Telekom International Finance BV, 8.75%, 6/15/30	1,730
1,115,000	Juniper Networks Inc., 2.00%, 12/10/30	878
1,475,000	Orange SA, 9.00%, 3/01/31	1,744
1,550,000	Rogers Communications Inc., 5.45%, 10/01/43	1,423
1,450,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (b)	1,300
1,100,000	TELUS Corp., 4.60%, 11/16/48	905
1,967,000	Verizon Communications Inc., 2.36%, 3/15/32	1,570

		16,655

Transportation (1%)
1,325,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (b)	1,281
1,213,648	American Airlines Pass-Through Trust 2019-1, AA, 3.15%, 2/15/32	1,072
1,162,752	American Airlines Pass-Through Trust 2019-1, A, 3.50%, 2/15/32	1,002

		3,355

38  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Utility (8%)
1,350,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	$1,336
1,050,000	Basin Electric Power Cooperative 144A, 4.75%, 4/26/47 (b)	876
244,000	Berkshire Hathaway Energy Co., 6.13%, 4/01/36	250
800,000	Boston Gas Co. 144A, 6.12%, 7/20/53 (b)	777
1,050,000	Dominion Energy South Carolina Inc., 6.25%, 10/15/53	1,113
2,250,000	Duke Energy Florida LLC, 5.95%, 11/15/52	2,268
925,000	Engie SA 144A, 5.88%, 4/10/54 (b)	882
1,200,000	Entergy Louisiana LLC, 5.35%, 3/15/34	1,164
1,275,000	Eversource Energy, 5.50%, 1/01/34	1,228
1,300,000	Exelon Corp., 5.15%, 3/15/29	1,278
1,825,000	Indiana Michigan Power Co., 5.63%, 4/01/53	1,748
900,000	Indianapolis Power & Light Co. 144A, 5.70%, 4/01/54 (b)	855
660,000	KeySpan Gas East Corp. 144A, 5.82%, 4/01/41 (b)	617
1,675,000	Narragansett Electric Co. 144A, 5.35%, 5/01/34 (b)	1,629
1,780,000	National Fuel Gas Co., 5.50%, 1/15/26	1,768
610,000	Nevada Power Co., 6.00%, 3/15/54	609
950,000	NextEra Energy Capital Holdings Inc., 5.00%, 2/28/30	929
975,000	NextEra Energy Capital Holdings Inc., 5.55%, 3/15/54	911
775,000	Niagara Mohawk Power Corp. 144A, 5.66%, 1/17/54 (b)	730
1,000,000	NiSource Inc., 5.65%, 2/01/45	938
900,000	Northern States Power Co., 5.10%, 5/15/53	817
675,000	Public Service Electric and Gas Co., 5.13%, 3/15/53	625
1,450,000	RWE Finance U.S. LLC 144A, 5.88%, 4/16/34 (b)	1,423
941,000	System Energy Resources Inc., 6.00%, 4/15/28	947
1,575,000	TransAlta Corp., 7.75%, 11/15/29	1,614
585,000	Tucson Electric Power Co., 5.50%, 4/15/53	551

		27,883

Total Corporate Bond (Cost - $361,951)		330,781

Foreign Government (0%)
1,885,000	Corp. Financiera de Desarrollo SA 144A, 2.40%, 9/28/27 (b) (Cost - $1,883)	1,677

Mortgage Backed (3%)
1,200,000	AREIT Ltd. 2024-CRE9, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 6.99%, 5/17/41 (a)(b)	1,201

Principal or Shares	Security Description	Value (000)
1,715,713	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 6.71%, 3/15/41 (a)(b)	$1,714
900,000	BX Trust 2023-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 8.01%, 5/15/38 (a)(b)	911
2,000,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.064%), 7.38%, 2/15/38 (a)(b)	1,649
1,303,670	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 6.48%, 3/25/44 (a)(b)	1,306
1,673,088	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 1.814%), 7.14%, 7/15/38 (a)(b)	1,672
995,224	Med Trust 2021-MDLN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.064%), 6.39%, 11/15/38 (a)(b)	992
1,480,617	MHC Commercial Mortgage Trust 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 0.915%), 6.24%, 4/15/38 (a)(b)	1,472

Total Mortgage Backed (Cost - $11,258)		10,917

Municipal (0%)
1,050,000	Michigan Finance Authority D, 5.02%, 11/01/43 (Cost - $1,050)	974

Investment Company (4%)
8,509,256	Payden Cash Reserves Money Market Fund*	8,509
589,623	Payden Emerging Market Corporate Bond Fund*	5,047

Total Investment Company (Cost - $13,498)		13,556

Total Investments (Cost - $400,891) (101%)		368,512
Liabilities in excess of Other Assets (-1%)		(4,357)

Net Assets (100%)		$364,155

*	Affiliated investment.

(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

(d)	Perpetual security with no stated maturity date.

(e)

All or a portion of these securities are on loan. At April 30, 2024, the total market value of the Fund’s securities on loan is $4,586 and the total market value of the collateral held by the Fund is $4,764. Amounts in 000s.

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Long Bond Future	77	Jun-24	$8,764	$(439)	$(439)
U.S. Treasury 10-Year Note Future	100	Jun-24	10,744	(246)	(246)
U.S. Treasury 2-Year Note Future	46	Jun-24	9,322	(94)	(94)

Semi-Annual Report   39

   Payden Corporate Bond Fund continued

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
U.S. Treasury 5-Year Note Future	76	Jun-24	$7,960	$(163)	$(163)

					(942)

Short Contracts:
U.S. Treasury 10-Year Ultra Future	101	Jun-24	(11,132)	353	353
U.S. Ultra Bond Future	31	Jun-24	(3,706)	216	216

					569

Total Futures					$(373)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$4,586
Non-cash Collateral[2]	(4,586)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

40  Payden Mutual Funds

   Payden Strategic Income Fund

The Fund seeks a high level of total return combined with income generation that is consistent with preservation of capital.

Portfolio Composition - percent of investments
Corporate Bond	34%
U.S. Treasury	20%
Mortgage Backed	13%
Asset Backed	12%
Open Futures Contracts	8%
Other	13%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (13%)
377,821	ACRES Commercial Realty Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.314%), 6.63%, 6/15/36 (a)(b)	$371
211,750	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (a)	194
1,000,000	BDS Ltd. 2021-FL7 144A, (1 mo. Term Secured Overnight Financing Rate + 2.464%), 7.78%, 6/16/36 (a)(b)	964
700,000	Blackrock European CLO VII DAC 7A 144A, (3 mo. EURIBOR + 1.300%), 5.21%, 10/15/31 EUR (a)(b)(c)	735
600,000	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 2.814%), 8.13%, 8/19/38 (a)(b)	546
230,000	CARS-DB4 LP 2020-1A 144A, 4.17%, 2/15/50 (a)	223
360,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	299
600,000	CIFC European Funding CLO II DAC 2A 144A, (3 mo. EURIBOR + 0.900%), 4.81%, 4/15/33 EUR (a)(b)(c)	636
739,165	CIFC Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.362%), 6.69%, 7/18/31 (a)(b)	740
675,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 CAD (a)(c)	452
1,164,625	Driven Brands Funding LLC 2020-1A 144A, 3.79%, 7/20/50 (a)	1,075
634,980	Dryden CLO Ltd. 2018-55A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.282%), 6.61%, 4/15/31 (a)(b)	636
400,000	Dryden XXVI Senior Loan Fund 2013-26A 144A, (3 mo. Term Secured Overnight Financing Rate + 5.802%), 11.13%, 4/15/29 (a)(b)	375
1,050,000	FS RIALTO 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.164%), 7.48%, 5/16/38 (a)(b)	995
470,692	JPMorgan Chase Bank N.A.-CACLN 2020-2 144A, 31.36%, 2/25/28 (a)	508
55,094	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 2.28%, 12/26/28 (a)	54
94,513	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 2.10%, 2/26/29 (a)	92
1	Juniper Receivables 2021-2 DAC Holding Class R-1 Notes, 0.00%, 2/15/29	294
368,820	Man GLG Euro CLO VI DAC 6A 144A, (3 mo. EURIBOR + 0.810%), 4.72%, 10/15/32 EUR (a)(b)(c)	391

Principal or Shares	Security Description	Value (000)
250,000	Montmartre Euro CLO DAC 2020-2A 144A, (3 mo. EURIBOR + 0.960%), 4.87%, 7/15/34 EUR (a)(b)(c)	$264
450,000	Neuberger Berman Loan Advisers CLO Ltd. 2020-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 7.12%, 4/20/33 (a)(b)	450
1,200,000	Neuberger Berman Loan Advisers CLO Ltd. 2019-33A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.342%), 6.67%, 10/16/33 (a)(b)	1,200
500,000	Neuberger Berman Loan Advisers Euro CLO DAC 2021-2A 144A, (3 mo. EURIBOR + 1.030%), 4.94%, 4/15/34 EUR (a)(b)(c)	529
933,152	OHA Loan Funding Ltd. 2013-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.352%), 6.68%, 7/23/31 (a)(b)	933
500,000	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	496
552,412	Palmer Square CLO Ltd. 2014-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.392%), 6.71%, 1/17/31 (a)(b)	553
700,000	Palmer Square CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 6.86%, 4/16/37 (a)(b)	700
392,575	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (a)	350
669,000	Rockford Tower CLO Ltd. 2018-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.422%), 6.75%, 10/20/31 (a)(b)	670
600,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 7.06%, 1/15/36 (a)(b)	602
182,362	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	182
58,467	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 6.79%, 8/16/32 (a)	58
157,201	Santander Bank Auto Credit-Linked Notes 2023- A 144A, 10.07%, 6/15/33 (a)	160
600,000	Santander Bank Auto Credit-Linked Notes 2023- B 144A, 8.41%, 12/15/33 (a)	601
57,400	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (a)	57
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28	592
2,327	Santander Drive Auto Receivables Trust 2023-S1 144A, 0.00%, 4/18/28 (a)(d)	461

Semi-Annual Report   41

   Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)
600,000	Sculptor European CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.750%), 5.66%, 1/14/32 EUR (a)(b)(c)	$638
500,000	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (a)	498
450,000	Symphony CLO XXIV Ltd. 2020-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.512%), 7.84%, 1/23/32 (a)(b)	450
875,000	THL Credit Wind River CLO Ltd. 2019-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.342%), 6.67%, 7/15/31 (a)(b)	876
850,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	817
300,000	Voya Euro CLO III DAC 3A 144A, (3 mo. EURIBOR + 0.920%), 4.83%, 4/15/33 EUR (a)(b)(c)	319
641,850	Zaxby’s Funding LLC 2021-1A 144A, 3.24%, 7/30/51 (a)	557

Total Asset Backed (Cost - $23,764)		22,593

Bank Loans(e) (3%)
643,467	Asurion LLC Term Loan B10 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.42%, 8/19/28	627
600,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 11.05%, 6/29/29	594
547,179	Frontier Communications Corp. Term Loan B-EXIT 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.18%, 10/08/27	547
550,000	Ineos U.S. Petrochem LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.67%, 3/31/29	550
437,063	MIC Glen LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.68%, 7/21/28	438
649,336	Numericable U.S. LLC Term Loan B14-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 10.83%, 8/15/28	489
349,125	Pegasus Bidco Bv Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 9.06%, 7/12/29	351
1,100,000	Prairie ECI Acquiror LP Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 10.07%, 8/01/29	1,102
463,313	Standard Industries Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.68%, 9/22/28	465
550,000	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 10.31%, 11/30/30	551

Total Bank Loans (Cost - $5,781)		5,714

Corporate Bond (36%)
Financial (15%)
675,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	624
145,000	Air Lease Corp., 2.30%, 2/01/25	141
450,000	Ally Financial Inc., (U.S. Secured Overnight Financing Rate + 2.820%), 6.85%, 1/03/30 (b)	455
700,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.930%), 5.63%, 7/28/34 (b)	685
560,000	American Tower Corp., 3.95%, 3/15/29	519
725,000	AmFam Holdings Inc. 144A, 2.81%, 3/11/31 (a)	545

Principal or Shares	Security Description	Value (000)
925,000	Banco Bilbao Vizcaya Argentaria SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.700%), 6.14%, 9/14/28 (b)	$935
350,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(f)	359
400,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (b)	362
700,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	705
450,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (b)	449
325,000	Blackstone Private Credit Fund, 4.70%, 3/24/25	321
625,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	574
345,000	Blue Owl Capital Corp., 3.75%, 7/22/25	335
250,000	BNP Paribas SA 144A, (U.S. Secured Overnight Financing Rate + 2.074%), 2.22%, 6/09/26 (a)(b)	240
275,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.62%, 10/30/31 (b)	296
375,000	Charles Schwab Corp. G, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.971%), 5.38% (b)(f)	372
900,000	Corebridge Financial Inc., 3.90%, 4/05/32	786
550,000	Credit Agricole SA 144A, 5.51%, 7/05/33 (a)	545
400,000	CubeSmart LP, 2.25%, 12/15/28	345
300,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	296
600,000	Extra Space Storage LP, 5.90%, 1/15/31	603
460,000	Federation des Caisses Desjardins du Quebec 144A, 2.05%, 2/10/25 (a)	447
350,000	Fifth Third Bank N.A., (Secured Overnight Financing Rate + 1.230%), 5.85%, 10/27/25 (b)	350
400,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (a)	394
550,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	482
700,000	goeasy Ltd. 144A, 9.25%, 12/01/28 (a)	740
565,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (b)	470
450,000	Healthpeak OP LLC, 5.25%, 12/15/32	433
500,000	HSBC Holdings PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.858%), 8.00% (b)(f)	517
500,000	HSBC Holdings PLC, (U.S. Secured Overnight Financing Rate + 1.970%), 6.16%, 3/09/29 (b)	506
650,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (a)(b)	667
430,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	383
750,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (a)(b)	612
300,000	Main Street Capital Corp., 6.95%, 3/01/29	302
850,000	Mitsubishi UFJ Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.550%), 5.06%, 9/12/25 (b)	847

42  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
550,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.200%), 2.51%, 10/20/32 (b)	$443
585,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.290%), 2.94%, 1/21/33 (b)	483
500,000	Panther Escrow Issuer LLC 144A, 7.13%, 6/01/31 (a)	503
525,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	416
625,000	Realty Income Corp., 2.10%, 3/15/28	551
550,000	Royal Bank of Canada, 1.60%, 1/21/25	535
750,000	Royal Bank of Canada, 5.00%, 2/01/33	724
775,000	Santander Holdings USA Inc., (U.S. Secured Overnight Financing Rate + 2.328%), 5.81%, 9/09/26 (b)	770
450,000	Santander Holdings USA Inc., 3.24%, 10/05/26	422
800,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	795
550,000	Simon Property Group LP, 6.25%, 1/15/34	569
280,000	Synchrony Financial, 7.25%, 2/02/33	273
750,000	UBS Group AG 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.758%), 9.25% (a)(b)(f)	825
750,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 1.730%), 3.09%, 5/14/32 (a)(b)	621
300,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 5.020%), 9.02%, 11/15/33 (a)(b)	355
550,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 144A, 10.50%, 2/15/28 (a)	571

		26,498

Industrial (11%)
405,000	AbbVie Inc., 2.60%, 11/21/24	399
850,000	AbbVie Inc., 5.05%, 3/15/34	829
550,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (a)	557
300,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	293
450,000	Antofagasta PLC 144A, 6.25%, 5/02/34 (a)	450
450,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (a)	431
500,000	Blue Cross and Blue Shield of Minnesota 144A, 3.79%, 5/01/25 (a)	488
700,000	Boeing Co. 144A, 6.53%, 5/01/34 (a)	705
200,000	BRF SA 144A, 5.75%, 9/21/50 (a)	151
600,000	Bristol-Myers Squibb Co., 5.20%, 2/22/34	588
192,000	Broadcom Inc. 144A, 3.14%, 11/15/35 (a)	149
575,000	Campbell Soup Co., 5.20%, 3/21/29	567
42,000	Carrier Global Corp., 2.24%, 2/15/25	41
50,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	50
450,000	Centene Corp., 4.25%, 12/15/27	425
825,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 12/01/61	511
600,000	Cleveland-Cliffs Inc. 144A, 7.00%, 3/15/32 (a)	587
700,000	CVS Health Corp., 5.63%, 2/21/53	646
300,000	Dell International LLC/EMC Corp., 5.75%, 2/01/33	302
140,000	Equifax Inc., 2.60%, 12/15/25	133
250,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc. 144A, 6.75%, 1/15/30 (a)	218
550,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	547
550,000	General Motors Co., 5.60%, 10/15/32	541

Principal or Shares	Security Description	Value (000)
725,000	Glencore Funding LLC 144A, 3.88%, 4/27/51 (a)	$507
525,000	Global Payments Inc., 1.20%, 3/01/26	485
300,000	Graphic Packaging International LLC 144A, 1.51%, 4/15/26 (a)	275
350,000	Grupo Axo SAPI de CV 144A, 5.75%, 6/08/26 (a)	337
260,000	HCA Inc., 3.50%, 9/01/30	229
300,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a)	301
650,000	Hyundai Capital America 144A, 6.50%, 1/16/29 (a)	670
250,000	Kontoor Brands Inc. 144A, 4.13%, 11/15/29 (a)	222
350,000	Kyndryl Holdings Inc., 6.35%, 2/20/34	348
200,000	Land O’ Lakes Inc. 144A, 7.00% (a)(f)	156
350,000	Micron Technology Inc., 5.30%, 1/15/31	344
450,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	462
500,000	Northwell Healthcare Inc., 4.26%, 11/01/47	391
300,000	OCP SA 144A, 7.50%, 5/02/54 (a)	292
650,000	Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	620
400,000	Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (a)	403
600,000	Sable International Finance Ltd. 144A, 5.75%, 9/07/27 (a)	573
310,000	Sinclair Television Group Inc. 144A, 4.13%, 12/01/30 (a)	215
500,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (a)	472
800,000	Stellantis Finance U.S. Inc. 144A, 1.71%, 1/29/27 (a)	721
500,000	T-Mobile USA Inc., 2.63%, 4/15/26	473
500,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28 (a)	384
775,000	VMware LLC, 2.20%, 8/15/31	613
525,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	402

		19,503

Utility (10%)
644,085	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	620
550,000	Algonquin Power & Utilities Corp., 5.37%, 6/15/26	544
500,000	Ameren Corp., 5.70%, 12/01/26	501
550,000	BP Capital Markets America Inc., 4.81%, 2/13/33	526
350,000	BP Capital Markets PLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.153%), 6.45% (b)(f)	354
400,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A, 7.88%, 2/15/39 (a)	419
200,000	Civitas Resources Inc. 144A, 8.63%, 11/01/30 (a)	213
550,000	Civitas Resources Inc. 144A, 8.75%, 7/01/31 (a)	584
600,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (a)	565
600,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (a)	572
350,000	Diamondback Energy Inc., 4.25%, 3/15/52	269
975,000	Duquesne Light Holdings Inc. 144A, 2.78%, 1/07/32 (a)	774
300,000	Electricidad Firme de Mexico Holdings SA de CV 144A, 4.90%, 11/20/26 (a)	287

Semi-Annual Report   43

   Payden Strategic Income Fund continued

Principal or Shares	Security Description	Value (000)
150,000	Encino Acquisition Partners Holdings LLC 144A, 8.75%, 5/01/31 (a)	$153
400,000	Energy Transfer LP, 5.75%, 2/15/33	397
600,000	Energy Transfer LP, 6.55%, 12/01/33	626
255,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	229
475,000	International Petroleum Corp. 144A, 7.25%, 2/01/27 (a)(g)	464
270,000	Kinder Morgan Inc., 2.00%, 2/15/31	217
300,000	Matador Resources Co. 144A, 6.50%, 4/15/32 (a)	298
180,000	Nabors Industries Ltd. 144A, 7.25%, 1/15/26 (a)	178
330,000	National Fuel Gas Co., 5.50%, 1/15/26	328
500,000	NGL Energy Operating LLC/NGL Energy Finance Corp. 144A, 8.13%, 2/15/29 (a)	508
210,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (a)	206
300,000	ONEOK Inc., 5.80%, 11/01/30	301
650,000	Palomino Funding Trust I 144A, 7.23%, 5/17/28 (a)	671
550,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	573
415,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	405
500,000	Permian Resources Operating LLC 144A, 9.88%, 7/15/31 (a)	553
385,000	Petroleos Mexicanos, 6.49%, 1/23/27	361
400,000	Petroleos Mexicanos, 5.95%, 1/28/31	316
735,000	Phillips 66 Co., 2.45%, 12/15/24	720
800,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A, 7.38%, 2/15/29 (a)	802
452,335	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	405
300,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	298
350,000	Transocean Inc. 144A, 8.50%, 5/15/31 (a)	349
475,000	Tucson Electric Power Co., 5.50%, 4/15/53	448
500,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/01/27	500
300,000	Valaris Ltd. 144A, 8.38%, 4/30/30 (a)	309
400,000	Var Energi ASA 144A, 8.00%, 11/15/32 (a)	440
650,000	Weatherford International Ltd. 144A, 8.63%, 4/30/30 (a)	675
100,000	Western Midstream Operating LP, 6.35%, 1/15/29	102
250,000	Western Midstream Operating LP, 6.15%, 4/01/33	250
650,000	Williams Cos. Inc., 5.30%, 8/15/28	644
250,000	Yinson Production Financial Services Pte Ltd. 144A, 9.63%, 5/03/29 (a)(g)	249

		19,203

Total Corporate Bond (Cost - $68,265)		65,204

Foreign Government (2%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (a)	131
550,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (c)	592
350,000	Costa Rica Government International Bond 144A, 6.55%, 4/03/34 (a)	355
830,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 CAD (a)(c)	537
590,000	Guatemala Government Bond, 4.50%, 5/03/26 (g)	569
250,000	Mexico Government International Bond, 6.34%, 5/04/53	233
500,000	Municipal Finance Authority of British, 2.55%, 10/09/29 CAD (c)	333

Principal or Shares	Security Description	Value (000)
400,000	Nigeria Government International Bond 144A, 6.13%, 9/28/28 (a)	$353
200,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (a)	193
450,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (a)	436
575,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (a)	460

Total Foreign Government (Cost - $4,592)		4,192

Mortgage Backed (14%)
700,000	AREIT Ltd. 2024-CRE9, (1 mo. Term Secured Overnight Financing Rate + 1.686%), 6.99%, 5/17/41 (a)(b)	701
625,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.84%, 9/15/36 (a)(b)	620
264,823	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 7.24%, 6/15/38 (a)(b)	263
800,000	BX Commercial Mortgage Trust 2024-XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 3.140%), 8.46%, 2/15/39 (a)(b)	802
724,949	BX Commercial Mortgage Trust 2024-XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 8.01%, 3/15/41 (a)(b)	725
400,000	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 8.01%, 4/15/29 (a)(b)	401
700,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 6.96%, 2/15/41 (a)(b)	702
550,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 7.28%, 3/25/44 (a)(b)	552
400,000	DC Commercial Mortgage Trust 2023-DC 144A, 6.31%, 9/12/40 (a)	404
443,467	Eagle RE Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.050%), 7.38%, 4/25/34 (a)(b)	444
495,237	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 17.69%, 9/25/28 (b)	577
766,830	Fannie Mae Connecticut Avenue Securities 2016-C03, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 17.19%, 10/25/28 (b)	890
493,592	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 15.69%, 1/25/29 (b)	563
1,129,291	FN CB3622 30YR, 4.00%, 5/01/52	1,013
1,176,400	FN CB4120 30YR, 4.00%, 7/01/52	1,055
1,160,952	FN CB4127 30YR, 4.50%, 7/01/52	1,071
948,035	FN CB4794 30YR, 4.50%, 10/01/52	875
717,003	FN CB8021 30YR, 6.50%, 2/01/54	725
1,523,975	FN MA4785 30YR, 5.00%, 10/01/52	1,446
315,113	FN MA4842 30YR, 5.50%, 12/01/52	307
351,214	FN MA4876 30YR, 6.00%, 12/01/52	349
460,326	FN MA5073 30YR, 6.00%, 7/01/53	457
599,541	FR RA7936 30YR, 5.00%, 9/01/52	569
911,467	FR RA8249 30YR, 5.50%, 11/01/52	888

44  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,344,413	FR RA8415 30YR, 5.50%, 1/01/53	$1,310
649,959	FR SB8192 15YR, 5.00%, 10/01/37	639
990,489	FR SB8206 15YR, 5.00%, 1/01/38	974
398,640	FR SD1035 30YR, 4.00%, 5/01/52	357
838,471	FR SD2184 30YR, 6.00%, 1/01/53	834
492,617	Freddie Mac STACR Debt Notes 2015-HQA1, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.914%), 14.24%, 3/25/28 (b)	514
490,403	Freddie Mac STACR Debt Notes 2015-DNA3, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.464%), 14.79%, 4/25/28 (b)	538
330,564	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.94%, 5/25/28 (b)	360
245,124	Freddie Mac STACR Debt Notes 2017-DNA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.364%), 16.69%, 10/25/29 (b)	292
300,000	Freddie Mac STACR Trust 2019-FTR3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.914%), 10.24%, 9/25/47 (a)(b)	315
300,000	Freddie Mac STACR Trust 2019-FTR4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 5.114%), 10.44%, 11/25/47 (a)(b)	318
186,553	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 5.82%, 8/17/33 EUR (a)(b)(c)	193
785,485	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 6.62%, 8/17/33 EUR (b)(c)(g)	798
28,793	Nationstar Mortgage Loan Trust 2013-A 144A, 3.75%, 12/25/52 (a)(h)	26
192,620	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (a)(h)	179
300,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.94%, 2/25/47 (a)(b)	371
794,167	Taurus DAC 2021-UK1A 144A, (Sterling Overnight Index Average + 2.600%), 7.82%, 5/17/31 GBP (a)(b)(c)	985
300,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.83%, 3/15/38 (a)(b)	274

Total Mortgage Backed (Cost - $25,926)		25,676

Municipal (5%)
440,000	California Earthquake Authority A, 5.60%, 7/01/27	439
910,000	California Health Facilities Financing Authority, 2.48%, 6/01/27	842
245,111	California Pollution Control Financing Authority, AMT 144A, 7.50%, 12/01/39 (a)(i)	6
1,000,000	City of El Segundo CA, 1.98%, 7/01/29	856
740,000	City of Tempe AZ, 1.58%, 7/01/28	639
900,000	County of Alameda CA B, 3.95%, 8/01/33	825
250,000	District of Columbia Water & Sewer Authority A, 4.81%, 10/01/14	213
505,000	Golden State Tobacco Securitization Corp. B, 2.75%, 6/01/34 (j)	413
750,000	New York State Dormitory Authority C, 1.54%, 3/15/27	679

Principal or Shares	Security Description	Value (000)
1,000,000	New York Transportation Development Corp. A, AMT, 5.00%, 7/01/41	$1,002
500,000	Redondo Beach Community Financing Authority A, 1.98%, 5/01/29	428
600,000	Regents of the University of California Medical Center Pooled Revenue Q, 4.13%, 5/15/32	561
1,000,000	State of Connecticut A, 2.42%, 7/01/27	923
425,000	Texas Natural Gas Securitization Finance Corp., 5.17%, 4/01/41	415

Total Municipal (Cost - $9,284)		8,241

U.S. Government Agency (1%)
950,000	Tennessee Valley Authority, 5.25%, 9/15/39 (Cost - $1,037)	955

U.S. Treasury (22%)
3,780,000	U.S. Treasury Bill, 5.30%, 6/11/24 (d)	3,757
2,440,000	U.S. Treasury Bill, 5.31%, 7/11/24 (d)	2,415
160,000	U.S. Treasury Bond, 2.00%, 2/15/50	93
1,940,000	U.S. Treasury Bond, 2.00%, 8/15/51 (k)(l)	1,114
478,000	U.S. Treasury Bond, 4.25%, 2/15/54	438
5,065,800	U.S. Treasury Inflation Indexed Notes, 2.38%, 10/15/28	5,096
2,861,012	U.S. Treasury Inflation Indexed Notes, 1.38%, 7/15/33	2,658
2,160,000	U.S. Treasury Note, 3.00%, 6/30/24	2,151
7,000,000	U.S. Treasury Note, 4.50%, 11/15/25	6,932
1,770,000	U.S. Treasury Note, 3.88%, 1/15/26	1,735
3,170,000	U.S. Treasury Note, 4.13%, 6/15/26	3,114
1,890,000	U.S. Treasury Note, 4.50%, 7/15/26	1,871
1,830,000	U.S. Treasury Note, 4.25%, 3/15/27	1,799
960,000	U.S. Treasury Note, 3.50%, 1/31/28 (k)(l)	917
640,000	U.S. Treasury Note, 1.38%, 11/15/31	507
3,190,000	U.S. Treasury Note, 3.88%, 8/15/33	2,995
2,340,000	U.S. Treasury Note, 4.00%, 2/15/34	2,216

Total U.S. Treasury (Cost - $41,288)		39,808

Stocks (0%)
Preferred Stock (0%)
40,000	Morgan Stanley, 6.50% (f) (Cost - $1,000)	1,012

Total Stocks (Cost - $1,000)		1,012

Investment Company (3%)
2,240,713	Payden Cash Reserves Money Market Fund*	2,241
102,041	Payden Emerging Market Corporate Bond Fund*	871
394,191	Payden Emerging Markets Local Bond Fund*	1,809

Total Investment Company (Cost - $4,988)		4,921

Total Investments (Cost - $185,925) (99%)		178,316
Other Assets, net of Liabilities (1%)		1,423

Net Assets (100%)		$179,739

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)	Perpetual security with no stated maturity date.

Semi-Annual Report   45

  Payden Strategic Income Fund continued

(g)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(i)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(j)	Payment of principal and/or interest is insured against default by a monoline insurer.
(k)	All or a portion of the security is pledged to cover futures contract margin requirements.
(l)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
GBP 283	USD 353	HSBC Bank USA, N.A.	06/26/2024	$1
USD 7,148	EUR 6,509	Citibank, N.A.	06/26/2024	185
USD 2,289	CAD 3,079	HSBC Bank USA, N.A.	06/26/2024	50
USD 1,371	GBP 1,071	HSBC Bank USA, N.A.	06/26/2024	33

				269

Liabilities:
CAD 1,228	USD 897	HSBC Bank USA, N.A.	06/26/2024	(3)
EUR 1,783	USD 1,909	Citibank, N.A.	06/26/2024	(2)

				(5)

Net Unrealized Appreciation (Depreciation)				$264

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 10-Year Ultra Future	123	Jun-24	$13,557	$(462)	$(462)
U.S. Treasury 2-Year Note Future	182	Jun-24	36,883	(373)	(373)
U.S. Ultra Bond Future	3	Jun-24	359	(25)	(25)

					(860)

Short Contracts:
U.S. Treasury 5-Year Note Future	336	Jun-24	(35,193)	658	658

Total Futures					$(202)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year SOFR Swap, Receive Variable 5.3400% (SOFRRATE) Annually, Pay Fixed 2.7375% Annually	08/30/2034	$2,600	$314	$—	$314
10-Year SOFR Swap, Receive Variable 5.3400% (SOFRRATE) Annually, Pay Fixed 2.9360% Annually	06/28/2034	2,630	284	—	284
10-Year SOFR Swap, Receive Variable 5.3400% (SOFRRATE) Annually, Pay Fixed 3.2815% Annually	02/27/2035	3,200	228	—	228

46  Payden Mutual Funds

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
2-Year SOFR Swap, Receive Fixed 2.7400% Annually, Pay Variable 5.3400% (SOFRRATE) Annually	08/30/2026	$11,900	(452)	—	(452)
2-Year SOFR Swap, Receive Fixed 2.8300% Annually, Pay Variable 5.3400% (SOFRRATE) Annually	06/29/2026	11,766	(451)	—	(451)
5-Year SOFR Swap, Receive Variable 5.3400% (SOFRRATE) Annually, Pay Fixed 3.3330% Annually	02/27/2027	13,500	(292)	—	(292)

			$(369)	$—	$(369)

See notes to financial statements.

Semi-Annual Report	47

   Payden Absolute Return Bond Fund

The Fund seeks a high level of total return that is consistent with preservation of capital.

Portfolio Composition - percent of investments
Asset Backed	28%
Corporate Bond	26%
Mortgage Backed	20%
U.S. Treasury	11%
Foreign Government	8%
Other	7%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (30%)
1,400,000	AIMCO CLO 2018-BA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.83%, 4/16/37 (a)(b)	$1,400
44,995	Allegro CLO II-S Ltd. 2014-1RA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.342%), 6.67%, 10/21/28 (a)(b)	45
3,000,000	Allegro CLO V Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.712%), 7.04%, 10/16/30 (a)(b)	2,996
865,416	Ares Euro CLO, (3 mo. EURIBOR + 0.770%), 4.68%, 4/15/32 EUR (c)	919
1,100,000	Ares European CLO XII DAC 12X, (3 mo. EURIBOR + 0.850%), 4.75%, 4/20/32 EUR (a)(c)(d)	1,169
2,200,000	Ares LXV CLO Ltd. 2022-65A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 7.32%, 7/25/34 (a)(b)	2,201
900,000	Avoca CLO XXIX DAC 29A 144A, (3 mo. EURIBOR + 1.480%), 5.41%, 4/15/37 EUR (a)(b)(c)	967
250,000	Bosphorus CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.010%), 4.95%, 12/12/32 EUR (a)(b)(c)	266
3,300,000	Bridgepoint CLO 2 DAC 2A 144A, (3 mo. EURIBOR + 0.900%), 4.81%, 4/15/35 EUR (a)(b)(c)	3,485
2,200,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.382%), 6.71%, 7/18/34 (a)(b)	2,204
609,025	Carlyle Global Market Strategies CLO Ltd. 2014- 2RA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.312%), 6.62%, 5/15/31 (a)(b)	610
3,000,000	CARLYLE U.S. CLO Ltd. 2021-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.402%), 6.73%, 4/15/34 (a)(b)	3,003
1,560,799	CARS-DB4 LP 2020-1A 144A, 2.69%, 2/15/50 (b)	1,518
1,182,750	CARS-DB4 LP 2020-1A 144A, 3.19%, 2/15/50 (b)	1,148
2,800,000	CARS-DB4 LP 2020-1A 144A, 4.17%, 2/15/50 (b)	2,711
1,000,000	CARS-DB4 LP 2020-1A 144A, 4.52%, 2/15/50 (b)	907
970,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (b)	804
2,135,323	Cedar Funding VII CLO Ltd. 2018-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.262%), 6.59%, 1/20/31 (a)(b)	2,136

Principal or Shares	Security Description	Value (000)
2,000,000	Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 6.92%, 1/20/37 (a)(b)	$2,005
3,200,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (b)(c)	2,128
700,000	Cumulus Static CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 1.900%), 0.00%, 11/15/33 EUR (a)(b)(c)	747
938,503	CVC Cordatus Loan Fund III DAC 3X, (3 mo. EURIBOR + 0.780%), 4.68%, 8/15/32 EUR (a)(c)(d)	1,000
2,395,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 1.76%, 4/15/49 (b)	2,130
1,150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (b)	1,020
2,000,000	Diamond Issuer LLC 2021-1A 144A, 3.79%, 11/20/51 (b)	1,672
1,042,250	Driven Brands Funding LLC 2019-1A 144A, 4.64%, 4/20/49 (b)	1,006
1,257,750	Driven Brands Funding LLC 2020-2A 144A, 3.24%, 1/20/51 (b)	1,132
650,000	Dryden 39 Euro CLO DAC 2015-39A 144A, (3 mo. EURIBOR + 0.950%), 4.86%, 4/15/35 EUR (a)(b)(c)	686
3,700,000	Dryden XXVI Senior Loan Fund 2013-26A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.712%), 7.04%, 4/15/29 (a)(b)	3,695
3,000,000	Exeter Automobile Receivables Trust 2022-1A 144A, 5.02%, 10/15/29 (b)	2,805
2,500,000	Exeter Automobile Receivables Trust 2022-2A 144A, 6.34%, 10/15/29 (b)	2,347
1,900,000	Exeter Automobile Receivables Trust 2022-4A 144A, 8.23%, 3/15/30 (b)	1,889
53	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28	4,120
2,700,000	Flagship Credit Auto Trust 2021-3 144A, 3.32%, 12/15/28 (b)	2,253
110	Flagship Credit Auto Trust, 0.00%, 3/15/29	719
3,500,000	Flexential Issuer 2021-1A 144A, 3.25%, 11/27/51 (b)	3,173
2,973,409	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 7.18%, 2/23/39 (a)(b)	2,949
3,100,000	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 7.58%, 2/23/39 (a)(b)	3,026
3,600,000	GoldenTree Loan Management U.S. CLO Ltd. 2022-16A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.670%), 6.99%, 1/20/34 (a)(b)	3,616

48  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,800,000	GoldentTree Loan Management U.S. CLO Ltd. 2021-9A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.82%, 4/20/37 (a)(b)	$2,800
2,300,000	Greystone CRE Notes Ltd. 2019-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.84%, 9/15/37 (a)(b)	2,252
2,000,000	Greystone CRE Notes Ltd. 2019-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.864%), 8.19%, 9/15/37 (a)(b)	1,932
1,000,000	Grippen Park CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.912%), 7.24%, 1/20/30 (a)(b)	1,002
250,000	Henley CLO I DAC 1A 144A, (3 mo. EURIBOR + 0.950%), 4.83%, 7/25/34 EUR (a)(b)(c)	265
2,414,126	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (b)	2,829
1,500,000	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 9.81%, 2/26/29 (b)	1,528
2,750,000	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 6.77%, 2/17/39 (a)(b)	2,732
2,075,000	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 3.864%), 9.19%, 7/15/36 (a)(b)	1,924
256,923	Madison Park Funding XIII Ltd. 2014-13A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.212%), 6.54%, 4/19/30 (a)(b)	257
2,594,583	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (b)	2,361
2,300,000	OCP CLO Ltd. 2014-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 7.22%, 10/17/30 (a)(b)	2,300
3,600,000	OHA Credit Funding Ltd. 2024-17A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.480%), 6.79%, 4/20/37 (a)(b)	3,598
5,311,719	Palmer Square Loan Funding Ltd. 2022-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.270%), 6.60%, 10/15/30 (a)(b)	5,321
1,890,000	Planet Fitness Master Issuer LLC 2018-1A 144A, 4.67%, 9/05/48 (b)	1,847
1,800,000	Providus CLO IV DAC 4A 144A, (3 mo. EURIBOR + 0.820%), 4.72%, 4/20/34 EUR (a)(b)(c)	1,903
3,350,000	Rad CLO Ltd. 2020-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 6.67%, 4/17/36 (a)(b)	3,350
3,250,000	Regatta XXVII Funding Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 6.83%, 4/26/37 (a)(b)	3,250
2,600,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 7.06%, 1/15/36 (a)(b)	2,611
3,400,000	RRE Loan Management DAC 16A 144A, (3 mo. EURIBOR + 1.680%), 5.59%, 10/15/36 EUR (a)(b)(c)	3,643
778,078	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (b)	775
461,984	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 7.38%, 5/15/32 (b)	464
1,300,000	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 9.97%, 5/15/32 (b)	1,347

Principal or Shares	Security Description	Value (000)
2,995,000	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 11.91%, 8/16/32 (b)	$3,110
575,541	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 11.37%, 12/15/32 (b)	588
2,700,000	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 14.59%, 12/15/32 (b)	2,915
100	Santander Consumer Auto Receivables Trust 2021-B, 0.00%, 3/15/29	2,200
100	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28	1,184
25,600	Santander Drive Auto Receivables Trust 2023-S1 144A, 0.00%, 4/18/28 (b)	5,067
702,243	Santander Drive Auto Receivables Trust 2023-S1 144A, 8.14%, 4/18/28 (b)	706
2,024,364	Santander Drive Auto Receivables Trust 2023-S1 144A, 10.40%, 4/18/28 (b)	2,030
2,400,000	Stack Infrastructure Issuer LLC 2020-1A 144A, 1.89%, 8/25/45 (b)	2,256
316,654	Symphony CLO XVII Ltd. 2016-17X, (3 mo. Term Secured Overnight Financing Rate + 2.912%), 8.24%, 4/15/28 (a)(d)	317
2,900,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (b)	2,786
1,065,119	Tikehau CLO IV DAC 4A 144A, (3 mo. EURIBOR + 0.900%), 4.81%, 10/15/31 EUR (a)(b)(c)	1,135
1,850,000	Toro European CLO, (3 mo. EURIBOR + 0.920%), 4.83%, 1/12/32 EUR (c)	1,961
85	United Auto Credit Securitization Trust 2022-2, 0.00%, 4/10/29	—
2,400,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (b)	2,244
2,300,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (b)	2,023
9,300	Venture XVII CLO Ltd. 2014-17A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.142%), 6.47%, 4/15/27 (a)(b)	9
776,266	Vibrant CLO VII Ltd. 2017-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.302%), 6.63%, 9/15/30 (a)(b)	777
3,569,506	VMC Finance LLC 2022-FL5 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.900%), 7.23%, 2/18/39 (a)(b)	3,514
4,269,139	Voya CLO Ltd. 2014-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.252%), 6.58%, 4/18/31 (a)(b)	4,274
2,025,000	Westlake Automobile Receivables Trust 2023- 4A 144A, 7.19%, 7/16/29 (b)	2,070
2,431,250	Zaxby’s Funding LLC 2021-1A 144A, 3.24%, 7/30/51 (b)	2,111

Total Asset Backed (Cost - $173,922)		166,175

Bank Loans(e) (2%)
2,068,500	Asurion LLC Term Loan B10 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.42%, 8/19/28	2,014
1,200,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 11.05%, 6/29/29	1,188
1,852,206	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 9.05%, 4/26/28	1,863

Semi-Annual Report   49

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,408,776	McGraw-Hill Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 10.18%, 7/28/28	$1,412
1,470,000	MIC Glen LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.68%, 7/21/28	1,479
675,000	Modena Buyer LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 4.50%, 4/18/31	661
1,150,000	Prairie ECI Acquiror LP Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 10.07%, 8/01/29	1,153

Total Bank Loans (Cost - $9,685)		9,770

Corporate Bond (27%)
1,850,000	Abu Dhabi Developmental Holding Company PJSC, 5.38%, 5/08/29	1,840
875,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (b)	815
1,700,000	ALD SA, 4.88%, 10/06/28 EUR (c)(d)	1,885
1,225,000	Alliant Energy Finance LLC 144A, 5.95%, 3/30/29 (b)	1,238
620,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (a)(f)(g)	528
925,000	Altice France Holding SA 144A, 10.50%, 5/15/27 (b)	329
1,600,000	American Electric Power Co. Inc., 5.20%, 1/15/29	1,575
2,875,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (a)	2,854
1,100,000	American Homes 4 Rent LP, 5.50%, 2/01/34	1,061
1,450,000	Aon North America Inc., 5.30%, 3/01/31	1,427
900,000	Ashtead Capital Inc. 144A, 5.55%, 5/30/33 (b)	862
525,000	Avis Budget Finance PLC, 7.00%, 2/28/29 EUR (c)(d)	554
1,300,000	Banco de Sabadell SA, (1Year Euribor Swap Rate + 2.400%), 5.25%, 2/07/29 EUR (a)(c)(d)	1,435
1,010,000	Banco Mercantil del Norte SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (a)(d)(g)	943
1,550,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.220%), 2.30%, 7/21/32 (a)	1,235
925,000	Bank of Montreal, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.452%), 7.70%, 5/26/84 (a)	926
1,400,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (a)	1,395
875,000	Bausch + Lomb Corp. 144A, 8.38%, 10/01/28 (b)	905
475,000	BBVA Bancomer SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (a)(d)	491
1,350,000	Blackstone Private Credit Fund, 1.75%, 9/15/24	1,325
900,000	Blue Owl Capital Corp., 3.40%, 7/15/26	844
2,875,000	Boeing Co., 5.04%, 5/01/27	2,791
1,000,000	Boeing Co. 144A, 6.39%, 5/01/31 (b)	1,007
550,000	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (b)	571
2,250,000	Broadcom Inc. 144A, 4.00%, 4/15/29 (b)	2,105
1,000,000	CaixaBank SA, (3 mo. EURIBOR + 1.000%), 0.75%, 5/26/28 EUR (a)(c)(d)	973

Principal or Shares	Security Description	Value (000)
1,225,000	CaixaBank SA 144A, (U.S. Secured Overnight Financing Rate + 1.780%), 5.67%, 3/15/30 (a)(b)	$1,204
1,925,000	Campbell Soup Co., 5.20%, 3/21/29	1,898
825,000	Centene Corp., 3.38%, 2/15/30	719
990,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (d)	925
440,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (b)	411
2,450,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.30%, 2/01/32	1,827
1,425,000	CITGO Petroleum Corp. 144A, 6.38%, 6/15/26 (b)	1,425
2,175,000	Citigroup Inc., (3 mo. Term Secured Overnight Financing Rate + 1.652%), 3.67%, 7/24/28 (a)	2,050
1,700,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (a)	1,407
300,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (b)	286
300,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (b)	283
925,000	CSC Holdings LLC 144A, 11.25%, 5/15/28 (b)	819
2,850,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.400%), 5.71%, 3/01/30 (a)(b)	2,815
1,200,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (b)	1,162
1,100,000	Diamondback Energy Inc., 5.40%, 4/18/34	1,069
725,000	doValue SpA 144A, 3.38%, 7/31/26 EUR (b)(c)	686
283,000	Ecopetrol SA, 5.38%, 6/26/26	276
970,000	Ecopetrol SA, 8.38%, 1/19/36	944
420,000	Encino Acquisition Partners Holdings LLC 144A, 8.75%, 5/01/31 (b)	428
2,325,000	Enel Finance International NV, 3.88%, 3/09/29 EUR (c)(d)	2,501
875,000	Energy Transfer LP, 5.55%, 5/15/34 (f)	852
800,000	Essex Portfolio LP, 5.50%, 4/01/34	774
650,000	Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (b)	663
1,200,000	Ford Motor Credit Co. LLC, 6.80%, 11/07/28	1,227
850,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (b)	837
2,000,000	FS KKR Capital Corp., 1.65%, 10/12/24	1,960
1,600,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (b)(f)	1,576
1,975,000	General Mills Inc., 3.91%, 4/13/29 EUR (c)	2,122
1,400,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	1,389
695,000	Geopark Ltd., 5.50%, 1/17/27 (d)	625
3,050,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (a)	2,538
1,100,000	HCA Inc., 5.88%, 2/01/29	1,106
2,050,000	Hyundai Capital America 144A, 2.10%, 9/15/28 (b)	1,765
750,000	Hyundai Capital America 144A, 6.10%, 9/21/28 (b)	759
950,000	Hyundai Capital America 144A, 5.70%, 6/26/30 (b)	945
1,800,000	International Consolidated Airlines Group SA, 3.75%, 3/25/29 EUR (c)(d)(f)	1,885
2,435,000	International Petroleum Corp. 144A, 7.25%, 2/01/27 (b)(d)	2,376

50  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
2,500,000	Intesa Sanpaolo SpA, 1.35%, 2/24/31 EUR (c)(d)	$2,233
1,975,000	Jabil Inc., 4.25%, 5/15/27	1,894
550,000	JBS USA Holding Lux Sarl/JBS USA Food Co./ JBS Lux Co. Sarl, 5.75%, 4/01/33	526
3,675,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.450%), 5.30%, 7/24/29 (a)	3,637
1,850,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.750%), 4.57%, 6/14/30 (a)	1,769
1,500,000	Kosmos Energy Ltd., 7.75%, 5/01/27 (d)(f)	1,460
1,250,000	LKQ Dutch Bond BV, 4.13%, 3/13/31 EUR (c)	1,324
1,325,000	Micron Technology Inc., 5.30%, 1/15/31	1,301
1,100,000	Minerva Luxembourg SA, 8.88%, 9/13/33 (d)	1,129
1,125,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.730%), 5.12%, 2/01/29 (a)	1,108
1,850,000	Morgan Stanley, (3 mo. EURIBOR + 1.304%), 4.66%, 3/02/29 EUR (a)(c)	2,028
975,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.590%), 5.16%, 4/20/29 (a)	959
1,900,000	Moss Creek Resources Holdings Inc. 144A, 7.50%, 1/15/26 (b)	1,896
1,150,000	MPT Operating Partnership LP/MPT Finance Corp., 2.50%, 3/24/26 GBP (c)(f)	1,243
1,225,000	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, 10/15/26 EUR (c)	1,073
525,000	Nationstar Mortgage Holdings Inc. 144A, 6.00%, 1/15/27 (b)	515
1,065,000	NBM U.S. Holdings Inc., 7.00%, 5/14/26 (d)	1,059
475,000	NextEra Energy Operating Partners LP 144A, 7.25%, 1/15/29 (b)(f)	482
1,325,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (b)	1,298
3,760,000	Open Text Corp. 144A, 6.90%, 12/01/27 (b)	3,842
1,900,000	Oracle Corp., 6.15%, 11/09/29	1,960
700,000	Panther Escrow Issuer LLC 144A, 7.13%, 6/01/31 (b)	704
925,000	Patterson-UTI Energy Inc., 3.95%, 2/01/28	858
1,075,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33 (f)	1,120
1,350,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.88%, 11/15/27 (b)	1,355
1,400,000	Petroleos Mexicanos, 3.63%, 11/24/25 EUR (c)(d)	1,432
700,000	Petroleos Mexicanos, 3.75%, 4/16/26 EUR (c)(d)	702
750,000	Petroleos Mexicanos, 4.88%, 2/21/28 EUR (c)(d)	712
1,075,000	Petroleos Mexicanos, 8.75%, 6/02/29	1,039
515,000	PRA Group Inc. 144A, 5.00%, 10/01/29 (b)	427
1,700,000	Rentokil Initial PLC, 0.50%, 10/14/28 EUR (c)(d)	1,582
4,000,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (b)	3,562
2,200,000	SBA Tower Trust 144A, 6.60%, 1/15/28 (b)	2,236
1,100,000	SM Energy Co., 6.75%, 9/15/26	1,101
975,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (b)	874
400,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (b)	419
1,350,000	Sun Communities Operating LP, 5.50%, 1/15/29	1,327
2,725,000	Synchrony Bank, 5.40%, 8/22/25	2,692
1,500,000	Tesco Corporate Treasury Services PLC, 4.25%, 2/27/31 EUR (c)(d)	1,632
335,000	Transocean Inc. 144A, 8.25%, 5/15/29 (b)	333
365,000	Transocean Inc. 144A, 8.50%, 5/15/31 (b)	364
1,380,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28 (b)	1,061
275,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (b)	296
375,000	Verde Purchaser LLC 144A, 10.50%, 11/30/30 (b)	395

Principal or Shares	Security Description	Value (000)
631,000	Vistra Operations Co. LLC 144A, 5.13%, 5/13/25 (b)	$622
775,000	Vistra Operations Co. LLC 144A, 6.88%, 4/15/32 (b)	772
900,000	Vistra Operations Co. LLC 144A, 6.95%, 10/15/33 (b)	939
2,545,000	VMware LLC, 1.80%, 8/15/28	2,182
1,500,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	1,293
725,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (a)	726
567,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.980%), 4.81%, 7/25/28 (a)	553
4,325,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.740%), 5.57%, 7/25/29 (a)	4,312
2,200,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.790%), 6.30%, 10/23/29 (a)	2,255
700,000	Western Midstream Operating LP, 6.15%, 4/01/33	699

Total Corporate Bond (Cost - $153,645)		151,760

Foreign Government (8%)
1,750,000	Abu Dhabi Government International Bond 144A, 5.00%, 4/30/34 (b)	1,733
1,450,000	Abu Dhabi Government International Bond 144A, 5.50%, 4/30/54 (b)	1,406
525,000	Angolan Government International Bond, 8.00%, 11/26/29 (d)	479
108,000,000	Brazil Letras do Tesouro Nacional, 9.52%, 7/01/24 BRL (c)(h)	20,447
1,365,000	Brazilian Government International Bond, 6.13%, 3/15/34	1,308
1,120,000	Colombia Government International Bond, 3.88%, 4/25/27	1,042
600,000	Colombia Government International Bond, 4.50%, 3/15/29	540
1,785,000	Colombia Government International Bond, 3.00%, 1/30/30	1,438
1,310,000	Dominican Republic International Bond, 5.95%, 1/25/27 (d)	1,288
1,390,000	Guatemala Government Bond, 4.38%, 6/05/27 (d)	1,310
2,995,000	Hungary Government International Bond, 6.13%, 5/22/28 (d)	3,030
1,650,000	Hungary Government International Bond, 4.25%, 6/16/31 EUR (c)(d)	1,751
1,950,000	Ivory Coast Government International Bond, 6.38%, 3/03/28 (d)	1,895
915,000	Nigeria Government International Bond, 6.13%, 9/28/28 (d)	809
1,745,000	Panama Government International Bond, 3.88%, 3/17/28	1,573
1,570,000	Republic of Kenya Government International Bond, 7.00%, 5/22/27 (d)	1,518
955,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	881
400,000	Republic of Uzbekistan International Bond, 5.38%, 2/20/29 (d)	367
900,000	Republic of Uzbekistan International Bond, 3.70%, 11/25/30 (d)	730
820,000	Romanian Government International Bond, 6.63%, 9/27/29 EUR (c)(d)	942

Total Foreign Government (Cost - $45,362)		44,487

Semi-Annual Report   51

   Payden Absolute Return Bond Fund continued

Principal or Shares	Security Description	Value (000)
Mortgage Backed (22%)
31,487	ACRE Commercial Mortgage Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 0.944%), 6.26%, 12/18/37 (a)(b)	$31
3,000,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.964%), 8.29%, 9/15/36 (a)(b)	2,961
2,310,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 2.214%), 7.54%, 10/15/37 (a)(b)	2,295
1,260,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 2.864%), 8.19%, 10/15/37 (a)(b)	1,237
794,470	BX Commercial Mortgage Trust 2021-SOAR 144A, (1 mo. Term Secured Overnight Financing Rate + 2.464%), 7.79%, 6/15/38 (a)(b)	790
2,900,000	BX Trust 2018-GW 144A, (1 mo. Term Secured Overnight Financing Rate + 2.717%), 8.04%, 5/15/35 (a)(b)	2,877
2,450,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 6.96%, 2/15/41 (a)(b)	2,456
700,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.064%), 7.38%, 2/15/38 (a)(b)	577
3,600,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.164%), 7.48%, 2/15/38 (a)(b)	2,408
799,000	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 3.547%), 8.87%, 12/15/37 (a)(b)	792
15,201,194	Cantor Commercial Real Estate Lending 2019- CF1, 1.29%, 5/15/52 (i)	574
2,100,000	CLNC Ltd. 2019-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 3.014%), 8.33%, 8/20/35 (a)(b)	2,015
1,965,981	Cold Storage Trust 2020-ICE5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.880%), 8.20%, 11/15/37 (a)(b)	1,964
1,867,682	Cold Storage Trust 2020-ICE5 144A, (1 mo. Term Secured Overnight Financing Rate + 3.607%), 8.93%, 11/15/37 (a)(b)	1,866
2,758,009	Connecticut Avenue Securities Trust 2019- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.214%), 9.54%, 9/25/31 (a)(b)	2,952
2,229,991	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.59%, 11/25/39 (a)(b)	2,242
2,275,000	Connecticut Avenue Securities Trust 2020- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.114%), 8.44%, 1/25/40 (a)(b)	2,339
1,900,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 9.09%, 2/25/40 (a)(b)	2,025
4,175,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.100%), 8.43%, 10/25/41 (a)(b)	4,292

Principal or Shares	Security Description	Value (000)
2,600,000	Connecticut Avenue Securities Trust 2022- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.500%), 8.83%, 3/25/42 (a)(b)	$2,735
1,295,804	Connecticut Avenue Securities Trust 2023- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.83%, 4/25/43 (a)(b)	1,318
1,751,129	Connecticut Avenue Securities Trust 2023- R04 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 7.63%, 5/25/43 (a)(b)	1,795
3,000,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 7.13%, 1/25/44 (a)(b)	3,015
2,700,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.700%), 8.03%, 1/25/44 (a)(b)	2,728
2,098,827	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 6.43%, 2/25/44 (a)(b)	2,099
1,900,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 7.13%, 2/25/44 (a)(b)	1,906
1,700,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.83%, 2/25/44 (a)(b)	1,718
1,500,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 7.28%, 3/25/44 (a)(b)	1,506
1,736,149	DBGS Mortgage Trust 2018-BIOD 144A, (1 mo. Term Secured Overnight Financing Rate + 2.296%), 7.62%, 5/15/35 (a)(b)	1,703
3,106,793	DBGS Mortgage Trust 2018-BIOD 144A, (1 mo. Term Secured Overnight Financing Rate + 2.796%), 8.12%, 5/15/35 (a)(b)	3,045
2,651,342	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 2.964%), 8.29%, 7/15/38 (a)(b)	2,652
2,971,331	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 3.814%), 9.14%, 7/15/38 (a)(b)	2,973
2,500,000	Fannie Mae Connecticut Avenue Securities 2018-C01, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.664%), 8.99%, 7/25/30 (a)	2,695
4,425,815	FN CB6096 30YR, 6.00%, 4/01/53	4,403
1,949,752	FN CB7340 30YR, 6.00%, 10/01/53	1,938
4,587,414	FN MA4919 30YR, 5.50%, 2/01/53	4,468
5,727,774	FN MA5247 30YR, 6.00%, 1/01/54	5,678
5,510,026	FN MA5295 30YR, 6.00%, 3/01/54	5,462
9,225,819	FN MA5328 30YR, 6.00%, 4/01/54	9,145
1,524,452	Freddie Mac STACR REMIC Trust 2021-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 7.58%, 8/25/33 (a)(b)	1,563

52  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
3,600,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 8.73%, 10/25/41 (a)(b)	$3,720
1,478,479	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 6.63%, 2/25/42 (a)(b)	1,481
1,566,422	Freddie Mac STACR REMIC Trust 2023-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 7.43%, 3/25/43 (a)(b)	1,595
2,443,952	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 7.18%, 11/25/43 (a)(b)	2,478
1,176,134	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 7.18%, 11/25/43 (a)(b)	1,186
2,253,799	Freddie Mac STACR REMIC Trust 2024-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.350%), 6.68%, 2/25/44 (a)(b)	2,259
2,015,560	Freddie Mac STACR REMIC Trust 2024-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.250%), 6.58%, 3/25/44 (a)(b)	2,019
1,280,968	Frost CMBS DAC 2021-1A 144A, (Sterling Overnight Index Average + 2.900%), 8.13%, 11/20/33 GBP (a)(b)(c)	1,553
69,651	JP Morgan Mortgage Trust 2017-5 144A, 4.72%, 10/26/48 (b)(i)	70
3,971,504	LCCM 2017-LC26 144A, 1.68%, 7/12/50 (b)(i)	139
80,969	STWD Ltd. 2019-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.194%), 6.52%, 7/15/38 (a)(b)	81
923,520	TTAN 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.84%, 3/15/38 (a)(b)	915
1,200,000	Wells Fargo Commercial Mortgage Trust 2017- SMP 144A, (1 mo. Term Secured Overnight Financing Rate + 0.921%), 6.24%, 12/15/34 (a)(b)	1,136

Principal or Shares	Security Description	Value (000)
5,054,223	Wells Fargo Commercial Mortgage Trust 2018- C46, 1.06%, 8/15/51 (i)	$109

Total Mortgage Backed (Cost - $122,630)		119,979

U.S. Treasury (12%)
12,000,000	U.S. Treasury Bill, 2.68%, 5/02/24 (h)	11,998
26,848,740	U.S. Treasury Inflation Indexed Notes, 2.38%, 10/15/28	27,010
28,200,000	U.S. Treasury Note, 4.63%, 3/31/26	27,919

Total U.S. Treasury (Cost - $66,857)		66,927

Investment Company (5%)
22,626,781	Payden Cash Reserves Money Market Fund*	22,627
1,615,244	Payden Emerging Markets Local Bond Fund*	7,414

Total Investment Company (Cost - $30,195)		30,041

Purchase Options (0%)
Total Purchase Options (Cost - $600)		250

Total Investments (Cost - $602,896) (106%)		589,389
Liabilities in excess of Other Assets (-6%)		(34,238)

Net Assets (100%)		$555,151

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Principal in foreign currency.
(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(f)

All or a portion of these securities are on loan. At April 30, 2024, the total market value of the Fund’s securities on loan is $3,950 and the total market value of the collateral held by the Fund is $4,153. Amounts in 000s.

(g)	Perpetual security with no stated maturity date.
(h)	Yield to maturity at time of purchase.
(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put
Exchange Traded Options Purchase - 0.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	1,293	$13	$100	05/17/2024	$10	Put
S&P 500 Index	115	17	4400	05/17/2024	17	Put
S&P 500 Index	36	94	4550	07/19/2024	94	Put
S&P 500 Index	42	52	4650	06/21/2024	77	Put
S&P 500 Index	59	53	4800	05/17/2024	52	Put

Total Purchase Options					$250

Semi-Annual Report   53

   Payden Absolute Return Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
USD 7,005	GBP 5,556	Barclays Bank PLC	05/23/2024	$62
USD 10,895	CHF 9,500	BNP PARIBAS	05/23/2024	533
USD 10,853	JPY 1,620,000	BNP PARIBAS	05/23/2024	544
USD 2,316	AUD 3,533	Citibank, N.A.	05/23/2024	26
USD 2,429	JPY 363,000	Citibank, N.A.	05/23/2024	119
USD 70,109	EUR 64,008	Citibank, N.A.	06/26/2024	1,636
USD 5,399	JPY 837,700	HSBC Bank USA, N.A.	05/23/2024	69
USD 2,375	CAD 3,194	HSBC Bank USA, N.A.	06/26/2024	53
USD 3,040	GBP 2,378	HSBC Bank USA, N.A.	06/26/2024	67
USD 21,258	BRL 106,706	HSBC Bank USA, N.A.	07/01/2024	835

				3,944

Liabilities:
AUD 3,533	USD 2,312	Citibank, N.A.	05/23/2024	(22)
CHF 9,500	USD 10,775	BNP PARIBAS	05/23/2024	(414)
EUR 24,349	USD 26,420	Citibank, N.A.	06/26/2024	(373)
GBP 1,200	USD 1,518	Barclays Bank PLC	05/23/2024	(18)
JPY 348,000	USD 2,345	Barclays Bank PLC	05/23/2024	(130)
JPY 1,620,000	USD 10,971	BNP PARIBAS	05/23/2024	(662)
JPY 15,000	USD 100	Citibank, N.A.	05/23/2024	(4)
JPY 837,700	USD 5,525	HSBC Bank USA, N.A.	05/23/2024	(194)
USD 2,941	EUR 2,750	Citibank Na	06/26/2024	—

				(1,817)

Net Unrealized Appreciation (Depreciation)				$2,127

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Long Gilt Future	50	Jun-24	$5,984	$13	$13
U.S. Treasury 2-Year Note Future	1,003	Jun-24	203,264	(1,400)	(1,400)

					(1,387)

Short Contracts:
Euro-Bobl Future	135	Jun-24	(16,774)	179	179
Euro-Bund Future	34	Jun-24	(4,720)	70	70
Euro-Schatz Future	11	Jun-24	(1,234)	6	6
U.S. Long Bond Future	46	Jun-24	(5,235)	125	125
U.S. Treasury 10-Year Note Future	101	Jun-24	(10,851)	152	152
U.S. Treasury 10-Year Ultra Future	382	Jun-24	(42,104)	1,264	1,264
U.S. Treasury 5-Year Note Future	697	Jun-24	(73,005)	984	984

					2,780

Total Futures					$1,393

54  Payden Mutual Funds

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 42 Index), Pay 5% Quarterly, Receive upon credit default	06/20/2029	$33,600	$(2,170)	$(1,966)	$(204)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$3,950
Non-cash Collateral[2]	(3,950)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report   55

   Payden Floating Rate Fund

The Fund seeks a high level of current income through floating rate debt instruments, with a secondary objective of long-term capital appreciation.

Portfolio Composition - percent of investments
Bank Loans	80%
Investment Company	10%
Corporate Bond	4%
Asset Backed	3%
Mortgage Backed	3%

Schedule of Investments - April 30, 2024 (Unaudited)
Principal or Shares	Security Description	Value (000)
Asset Backed (3%)
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (a)(b)	$266
10	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28 (c)	777
835,000	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 11.91%, 8/16/32 (b)	867
840,000	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 14.59%, 12/15/32 (b)	907
50	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28 (c)	592
2,910	Santander Drive Auto Receivables Trust 2023-S1 144A, 0.00%, 4/18/28 (b)(c)	576
Total Asset Backed (Cost - $4,396)		3,985
Bank Loans(d) (84%)
Automotive (6%)
480,000	American Axle & Manufacturing Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.92%, 12/13/29	483
997,500	Clarios Global LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 8.32%, 5/06/30	1,002
960,368	Dealer Tire LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.07%, 12/14/27	968
1,470,000	Driven Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.43%, 12/15/28	1,472
700,000	Tenneco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 5.000%), 10.42%, 11/17/28	687
1,050,000	Wand NewCo 3 Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 9.07%, 1/30/31	1,058
1,025,000	WestJet Loyalty LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 9.05%, 2/14/31	1,028
		6,698
Basic Industry (8%)
495,000	American Airlines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 8.60%, 2/15/28	497
500,000	American Airlines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 8.78%, 6/04/29	503
200,000	American Airlines Inc. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.34%, 4/20/28	208

Principal or Shares	Security Description	Value (000)
1,019,881	Arsenal Aic Parent LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.07%, 8/19/30	$1,029
1,020,000	Ineos U.S. Petrochem LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.67%, 3/31/29	1,019
1,183,994	Madison Iaq LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.68%, 6/21/28	1,186
850,000	Mauser Packaging Solutions Holding Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 8.82%, 4/15/27	852
1,020,040	SCIH Salt Holdings Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 9.14%, 3/16/27	1,024
1,244,800	SRS Distribution Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.93%, 6/02/28	1,255
682,473	Transdigm Inc. Term Loan K 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 8.06%, 3/15/30	686
498,750	Transdigm Inc. Term Loan J 1L, (3 mo. Term Secured Overnight Financing Rate + 0.000%), 8.56%, 2/28/31	502
		8,761
Capital Goods (2%)
1,050,000	Husky Injection Molding Systems Ltd. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 10.32%, 2/01/29	1,057
1,264,694	TK Elevator Midco Gmbh Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.79%, 4/30/30	1,271
		2,328
Consumer Goods (1%)
645,026	Journey Personal Care Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 9.68%, 3/01/28	645
600,000	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 4.75%, 4/25/31	595
		1,240
Energy (6%)
600,000	Calpine Corp. Term Loan B5 1L, (1 mo. Term Secured Overnight Financing Rate + 1.000%), 7.32%, 12/16/27	601
797,084	CQP Holdco LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 8.30%, 12/31/30	800

56  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
850,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 11.05%, 6/29/29	$841
1,050,000	NGL Energy Operating LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 9.82%, 2/03/31	1,056
1,039,500	Par Petroleum LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 9.69%, 2/28/30	1,044
1,000,000	Prairie ECI Acquiror LP Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 10.07%, 8/01/29	1,003
717,436	Talen Energy Supply LLC Term Loan TLB-EXIT 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.83%, 5/17/30	721
302,143	Talen Energy Supply LLC Term Loan TLC-EXIT 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.83%, 5/17/30	303
408,166	TerraForm Power Operating LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 7.90%, 5/21/29	408
		6,777

Financial Services (9%)
1,466,250	Albion Financing 3 Sarl Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 5.250%), 10.58%, 8/17/26	1,476
782,419	Allspring Buyer LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.68%, 11/01/28	782
1,040,403	AmWINS Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 7.68%, 2/19/28	1,043
1,050,000	Boost Newco Borrower LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 8.31%, 1/31/31	1,055
1,071,446	Entain PLC Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 8.91%, 10/31/29	1,076
1,025,000	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.32%, 2/12/31	1,030
1,028,670	Naked Juice LLC Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.66%, 1/24/29	997
478,750	Nexus Buyer LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.17%, 11/09/26	479
500,000	Nexus Buyer LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 9.82%, 12/11/28	498
300,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 6.250%), 11.67%, 11/05/29	299
582,068	Starwood Property Mortgage LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.67%, 7/24/26	583
1,020,000	Verde Purchaser LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 10.31%, 11/30/30	1,022
		10,340

Principal or Shares	Security Description	Value (000)

Healthcare (9%)
993,750	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.500%), 10.82%, 5/04/28	$996
1,305,069	AthenaHealth Group Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 8.57%, 2/15/29	1,305
1,024,850	Bausch & Lomb Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.32%, 9/29/28	1,030
1,214,348	Embecta Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.32%, 3/30/29	1,072
645,125	Fortrea Holdings Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 9.07%, 7/01/30	649
788,153	Jazz Financing Lux Sarl Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 8.43%, 5/05/28	794
1,000,000	LifePoint Health Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 10.06%, 11/16/28	1,005
858,090	Owens & Minor Inc. Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.17%, 3/29/29	865
1,317,647	Padagis LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 10.31%, 7/06/28	1,212
1,050,000	Star Parent Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 9.31%, 9/27/30	1,051
		9,979

Insurance (5%)
1,330,375	Acrisure LLC Term Loan B1 1L, (LIBOR USD 1-Month + 3.500%), 8.93%, 2/15/27	1,331
506,982	Alliant Holdings Intermediate LLC Term Loan B6 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.82%, 11/06/30	510
550,000	AssuredPartners Inc. Term Loan B5 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.83%, 2/14/31	553
1,328,633	Asurion LLC Term Loan B8 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.68%, 12/23/26	1,302
350,000	Asurion LLC Term Loan B4 2L, (1 mo. Term Secured Overnight Financing Rate + 5.250%), 10.68%, 1/20/29	316
1,060,935	HUB International Ltd. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 8.58%, 6/20/30	1,067
800,000	Truist Insurance Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 3.25%, 3/24/31	803
350,000	Truist Insurance Holdings LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 4.75%, 3/08/32	354
		6,236

Leisure (7%)
1,360,125	Banijay Entertainment SAS Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 8.58%, 3/01/28	1,366

Semi-Annual Report   57

   Payden Floating Rate Fund continued

Principal or Shares	Security Description	Value (000)
346,500	Caesars Entertainment Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 8.67%, 2/06/30	$348
1,036,425	Fertitta Entertainment LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.07%, 1/27/29	1,040
1,466,250	Flynn Restaurant Group LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 9.68%, 12/01/28	1,474
583,500	MajorDrive Holdings IV LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 9.57%, 6/01/28	587
1,022,438	Ontario Gaming GTA LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 9.56%, 8/01/30	1,029
978,766	Scientific Games Holdings LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.500%), 8.56%, 4/04/29	980
1,050,000	Tacala Investment Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.32%, 1/31/31	1,056
		7,880

Media (10%)
739,890	Advantage Sales & Marketing Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.82%, 10/28/27	740
1,114,669	Altice Financing SA Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.000%), 10.33%, 10/31/27	1,015
1,197,000	CNT Holdings I Corp. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.83%, 11/08/27	1,203
1,038,211	CSC Holdings LLC Term Loan B5 1L, (LIBOR USD 1-Month + 2.500%), 7.94%, 4/15/27	878
205,875	E.W. Scripps Co. Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.43%, 1/07/28	194
1,235,075	Endurance International Group Holdings Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.94%, 2/10/28	1,199
1,064,068	Gray Television Inc. Term Loan D 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.44%, 12/01/28	1,003
641,772	McGraw-Hill Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 10.18%, 7/28/28	643
1,323,046	MH Sub I LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.57%, 5/03/28	1,320
994,937	Sinclair Television Group Inc. Term Loan B4 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 9.17%, 4/21/29	771
1,060,000	UPC Financing Partnership Term Loan AX 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 8.44%, 1/31/29	1,058
500,000	Virgin Media Bristol LLC Term Loan Y 1L, (6 mo. Term Secured Overnight Financing Rate + 3.250%), 8.66%, 3/31/31	492
600,000	Virgin Media Bristol LLC Term Loan Q 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.69%, 1/31/29	592
		11,108

Principal or Shares	Security Description	Value (000)

Real Estate (1%)
995,006	Greystar Real Estate Partners LLC Term Loan B1 1L, (3 mo. Term Secured Overnight Financing Rate + 3.250%), 8.58%, 8/21/30	$999

Retail (5%)
1,043,918	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 9.05%, 4/26/28	1,050
693,000	Hanesbrands Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 9.07%, 3/08/30	694
1,042,947	IRB Holding Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.17%, 12/15/27	1,046
370,271	Leslie’s Poolmart Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 8.18%, 3/09/28	361
777,000	MIC Glen LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.68%, 7/21/28	780
220,000	MIC Glen LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.68%, 7/21/28	221
486,250	Michaels Cos. Inc. Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.82%, 4/15/28	455
680,750	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 9.17%, 2/11/28	672
974,309	Whatabrands LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.68%, 8/03/28	979
		6,258

Service (2%)
810,285	Adtalem Global Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.82%, 8/11/28	813
666,434	Cimpress PLC Term Loan B1 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.93%, 5/17/28	669
1,047,375	Conservice Midco LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 9.32%, 5/13/27	1,051
		2,533

Technology (7%)
1,000,000	BMC Software (Boxer/ Bladelogic) Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 9.58%, 12/29/28	1,008
1,191,000	Central Parent LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 9.31%, 7/06/29	1,197
1,237,487	Cloud Software Group Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.91%, 3/30/29	1,239
1,371,048	Ensono LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.43%, 5/26/28	1,356
850,000	Modena Buyer LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 4.50%, 4/18/31	833

58  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,246,875	Omnia Partners LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 9.07%, 7/25/30	$1,256
1,331,224	Peraton Corp. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.17%, 2/01/28	1,333
481,250	Presidio Holdings Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 8.91%, 1/22/27	482
		8,704

Telecommunications (4%)
1,358,000	Frontier Communications Corp. Term Loan B-EXIT 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.18%, 10/08/27	1,357
1,118,322	Gogo Intermediate Holdings LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 9.18%, 4/30/28	1,116
498,750	Iridium Satellite LLC Term Loan B3 1L, (1 mo. Term Secured Overnight Financing Rate + 2.500%), 7.82%, 9/20/30	500
1,135,128	Numericable U.S. LLC Term Loan B14-EXT 1L, (3 mo. Term Secured Overnight Financing Rate + 4.500%), 10.83%, 8/15/28	856
583,500	Univision Communications Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.69%, 3/15/26	584
		4,413

Transportation (2%)
214,638	Delta Air Lines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.750%), 9.08%, 10/20/27	222
642,059	First Student Bidco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 8.56%, 7/21/28	643
195,270	First Student Bidco Inc. Term Loan C 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 8.56%, 7/21/28	196
617,168	Spirit Aerosystems Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.58%, 1/15/27	622
1,000,000	United AirLines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 8.08%, 2/24/31	1,005
		2,688
Total Bank Loans (Cost - $96,704)		96,942

Corporate Bond (4%)
500,000	Aethon United BR LP/Aethon United Finance Corp. 144A, 8.25%, 2/15/26 (b)	504
500,000	ARD Finance SA 144A, 6.50%, 6/30/27 (b)	124
550,000	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (b)	571
650,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (b)	585
600,000	Global Marine Inc., 7.00%, 6/01/28	553

Principal or Shares	Security Description	Value (000)
550,000	Greenfire Resources Ltd. 144A, 12.00%, 10/01/28 (b)	$583
450,000	International Petroleum Corp. 144A, 7.25%, 2/01/27 (b)(e)	439
250,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 144A, 12.00%, 10/15/26 (b)	254
600,000	Tullow Oil PLC 144A, 10.25%, 5/15/26 (b)	585
Total Corporate Bond (Cost - $4,602)		4,198

Mortgage Backed (3%)
792,379	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 17.69%, 9/25/28 (f)	923
811,355	Fannie Mae Connecticut Avenue Securities 2016-C03, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 17.19%, 10/25/28 (f)	942
662,121	Freddie Mac STACR Debt Notes 2015-HQA2, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.94%, 5/25/28 (f)	721
489,870	Freddie Mac STACR Debt Notes 2017-HQA1, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.864%), 18.19%, 8/25/29 (f)	579
659,957	STACR Trust 2018-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 17.19%, 5/25/43 (b)(f)	801
Total Mortgage Backed (Cost - $3,507)		3,966

Investment Company (10%)
11,466,807	Payden Cash Reserves Money Market Fund * (Cost - $11,467)	11,467

Total Investments (Cost - $120,676) (104%)		120,558
Liabilities in excess of Other Assets (-4%)		(4,411)
Net Assets (100%)		$116,147

*	Affiliated investment.
(a)	Principal in foreign currency.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.

Semi-Annual Report   59

   Payden Floating Rate Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 268	CAD 361	Citibank, N.A.	06/26/2024	$6

Liabilities:
CAD 18	USD 13	Citibank, N.A.	06/26/2024	—

Net Unrealized Appreciation				$6

See notes to financial statements.

60  Payden Mutual Funds

   Payden High Income Fund

The Fund seeks high current income while providing for capital appreciation by investing primarily in a diversified portfolio of below investment grade bonds.

Portfolio Composition - percent of investments
Corporate Bond	75%
Investment Company	9%
Bank Loans	7%
Open Futures Contracts	4%
Asset Backed	2%
Other	3%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Asset Backed (2%)
60	Chase Auto Owner Trust, 0.00%, 6/25/30	$613
1,600,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 7.74%, 1/25/52 CAD (a)(b)	1,064
1,500,000	Exeter Automobile Receivables Trust 2022-2A 144A, 6.34%, 10/15/29 (a)	1,408
1,400,000	Exeter Automobile Receivables Trust 2022-3A 144A, 9.09%, 1/15/30 (a)	1,420
19	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28	1,494
2,299,168	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 28.35%, 9/25/28 (a)	2,695
1,250,000	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 9.97%, 5/15/32 (a)	1,295
2,000,000	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 11.91%, 8/16/32 (a)	2,077
1,660,000	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 14.59%, 12/15/32 (a)	1,792
1,000,000	Santander Bank Auto Credit-Linked Notes 2023- B 144A, 12.24%, 12/15/33 (a)	1,024
80	Santander Consumer Auto Receivables Trust 2021-C, 0.00%, 6/15/28	947
8,727	Santander Drive Auto Receivables Trust 2023-S1 144A, 0.00%, 4/18/28 (a)(c)	1,727
Total Asset Backed (Cost - $17,625)		17,556
Bank Loans(d) (8%)
1,198,107	Adtalem Global Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 8.82%, 8/11/28	1,202
2,959,547	Advantage Sales & Marketing Inc. Term Loan B2 1L, (3 mo. Term Secured Overnight Financing Rate + 4.250%), 9.82%, 10/28/27	2,959
1,987,500	Amneal Pharmaceuticals LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 5.500%), 10.82%, 5/04/28	1,992
1,082,928	Avis Budget Car Rental LLC Term Loan C 1L, (1 mo. Term Secured Overnight Financing Rate + 2.000%), 8.42%, 3/16/29	1,080
1,484,999	Caesars Entertainment Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.250%), 8.67%, 2/06/30	1,490
1,488,750	Central Parent LLC Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 9.31%, 7/06/29	1,497
1,979,980	Cloud Software Group Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.91%, 3/30/29	1,983

Principal or Shares	Security Description	Value (000)
900,000	Cloud Software Group Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.93%, 3/21/31	$900
1,995,000	Conservice Midco LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 9.32%, 5/13/27	2,002
635,053	DirectV Financing LLC Term Loan NON-EXT 1L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 10.43%, 8/02/27	639
2,235,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 11.05%, 6/29/29	2,212
2,000,000	Fiesta Purchaser Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.32%, 2/12/31	2,010
2,468,249	First Student Bidco Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.000%), 9.40%, 7/21/28	2,478
829,752	Hertz Corp. Term Loan B-EXIT 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.68%, 6/30/28	766
159,583	Hertz Corp. Term Loan C-EXIT 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 8.68%, 6/30/28	147
1,686,989	Journey Personal Care Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.250%), 9.68%, 3/01/28	1,687
1,179,500	Mauser Packaging Solutions Holding Co. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.000%), 8.82%, 4/15/27	1,182
3,147,930	Medline Borrower LP Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.07%, 10/23/28	3,160
1,805,000	Modena Buyer LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 4.50%, 4/18/31	1,768
2,000,000	Naked Juice LLC Term Loan 2L, (3 mo. Term Secured Overnight Financing Rate + 6.500%), 11.40%, 1/24/30	1,690
1,700,000	Nexus Buyer LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 6.250%), 11.67%, 11/05/29	1,696
2,000,000	NGL Energy Operating LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 9.82%, 2/03/31	2,011
972,500	PetsMart LLC Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 9.17%, 2/11/28	960

Semi-Annual Report   61

   Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)
825,000	Prairie ECI Acquiror LP Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 10.07%, 8/01/29	$827
2,483,630	Sinclair Television Group Inc. Term Loan B4 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 9.17%, 4/21/29	1,924
1,270,000	Sotera Health Holdings LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 8.18%, 12/11/26	1,269
1,481,203	Spirit Aerosystems Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 3.500%), 9.58%, 1/15/27	1,492
2,000,000	Tacala Investment Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.32%, 1/31/31	2,011
990,000	Transdigm Inc. Term Loan K 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 8.06%, 3/15/30	995
3,900,000	Truist Insurance Holdings LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 4.75%, 3/08/32	3,940
1,824,273	U.S. Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 2.750%), 7.32%, 11/22/28	1,835
500,000	United AirLines Inc. Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 1.750%), 8.08%, 2/24/31	503
2,000,000	WestJet Loyalty LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 2.750%), 9.05%, 2/14/31	2,006
Total Bank Loans (Cost - $54,118)		54,313
Corporate Bond (81%)
Automotive (3%)
2,500,000	Allison Transmission Inc. 144A, 3.75%, 1/30/31 (a)	2,142
421,000	American Axle & Manufacturing Inc., 6.25%, 3/15/26	419
2,500,000	American Axle & Manufacturing Inc., 6.50%, 4/01/27	2,478
2,500,000	Goodyear Tire & Rubber Co., 5.25%, 7/15/31 (e)	2,213
4,000,000	IHO Verwaltungs GmbH, 3.75%, 9/15/26 EUR (b)(f)	4,201
2,750,000	Jaguar Land Rover Automotive PLC 144A, 5.50%, 7/15/29 (a)	2,591
1,810,000	JB Poindexter & Co. Inc. 144A, 8.75%, 12/15/31 (a)	1,852
4,500,000	Tenneco Inc. 144A, 8.00%, 11/17/28 (a)	4,209
2,650,000	ZF North America Capital Inc. 144A, 7.13%, 4/14/30 (a)	2,712
		22,817
Banking (1%)
3,800,000	Bank of Montreal, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.452%), 7.70%, 5/26/84 (g)	3,803
1,750,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.600%), 4.20%, 6/01/32 (a)(g)	1,435
2,165,000	UniCredit SpA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.750%), 5.46%, 6/30/35 (a)(g)	1,993
		7,231

Principal or Shares	Security Description	Value (000)
Basic Industry (8%)
1,800,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (a)	$1,812
1,300,000	Alcoa Nederland Holding BV 144A, 7.13%, 3/15/31 (a)	1,317
1,500,000	ARD Finance SA 144A, 6.50%, 6/30/27 (a)	371
1,000,000	Bombardier Inc. 144A, 8.75%, 11/15/30 (a)	1,065
3,000,000	Builders FirstSource Inc. 144A, 4.25%, 2/01/32 (a)	2,615
3,000,000	Cleveland-Cliffs Inc. 144A, 6.75%, 4/15/30 (a)	2,933
2,000,000	Coeur Mining Inc. 144A, 5.13%, 2/15/29 (a)(e)	1,873
1,750,000	Eldorado Gold Corp. 144A, 6.25%, 9/01/29 (a)	1,650
2,500,000	Element Solutions Inc. 144A, 3.88%, 9/01/28 (a)	2,253
1,350,000	Empire Communities Corp. 144A, 9.75%, 5/01/29 (a)	1,378
1,475,000	EMRLD Borrower LP/Emerald Co.-Issuer Inc. 144A, 6.63%, 12/15/30 (a)	1,464
2,000,000	FMG Resources August 2006 Pty Ltd. 144A, 4.38%, 4/01/31 (a)	1,763
875,000	FMG Resources August 2006 Pty Ltd. 144A, 4.50%, 9/15/27 (a)	826
2,500,000	H&E Equipment Services Inc. 144A, 3.88%, 12/15/28 (a)	2,215
2,000,000	Hillenbrand Inc., 6.25%, 2/15/29	1,987
3,250,000	Kaiser Aluminum Corp. 144A, 4.50%, 6/01/31 (a)	2,850
2,175,000	KBR Inc. 144A, 4.75%, 9/30/28 (a)	2,032
1,895,000	MasTec Inc. 144A, 6.63%, 8/15/29 (a)	1,740
2,000,000	Mineral Resources Ltd. 144A, 9.25%, 10/01/28 (a)	2,099
3,800,000	Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC 144A, 6.75%, 4/01/32 (a)	3,776
2,350,000	Moog Inc. 144A, 4.25%, 12/15/27 (a)	2,196
750,000	NOVA Chemicals Corp. 144A, 4.25%, 5/15/29 (a)(e)	628
2,000,000	Novelis Sheet Ingot GmbH, 3.38%, 4/15/29 EUR (b)(f)	2,014
2,000,000	Olympus Water U.S. Holding Corp. 144A, 9.75%, 11/15/28 (a)	2,125
2,500,000	Standard Industries Inc. 144A, 4.38%, 7/15/30 (a)	2,216
1,000,000	Standard Industries Inc. 144A, 4.75%, 1/15/28 (a)	944
3,000,000	TransDigm Inc., 4.88%, 5/01/29	2,763
750,000	TransDigm Inc. 144A, 6.63%, 3/01/32 (a)	750
600,000	TransDigm Inc. 144A, 6.88%, 12/15/30 (a)	605
1,500,000	Tri Pointe Homes Inc., 5.70%, 6/15/28	1,453
2,000,000	TriMas Corp. 144A, 4.13%, 4/15/29 (a)	1,797
2,500,000	TTM Technologies Inc. 144A, 4.00%, 3/01/29 (a)	2,238
1,225,000	Vallourec SACA 144A, 7.50%, 4/15/32 (a)	1,237
		58,985
Consumer Finance (1%)
2,810,000	Synchrony Financial, 7.25%, 2/02/33	2,743
Consumer Goods (3%)
3,000,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 4.88%, 2/15/30 (a)	2,800
1,500,000	Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC 144A, 4.75%, 1/15/29 (a)	1,400

62  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,725,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	$1,744
1,400,000	Newell Brands Inc., 6.38%, 9/15/27 (e)	1,369
675,000	Newell Brands Inc., 6.88%, 4/01/36	590
1,800,000	Post Holdings Inc. 144A, 4.50%, 9/15/31 (a)	1,584
900,000	Post Holdings Inc. 144A, 4.63%, 4/15/30 (a)	813
1,000,000	Post Holdings Inc. 144A, 5.50%, 12/15/29 (a)	950
3,250,000	Primo Water Holdings Inc. 144A, 4.38%, 4/30/29 (a)	2,969
2,000,000	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed 144A, 4.63%, 3/01/29 (a)	1,728
2,175,000	Spectrum Brands Inc. 144A, 3.88%, 3/15/31 (a)	2,037
1,500,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28 (a)	1,153
1,500,000	Winnebago Industries Inc. 144A, 6.25%, 7/15/28 (a)	1,470
		20,607
Energy (13%)
2,650,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 5.88%, 6/30/29 (a)	2,528
1,156,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp. 144A, 9.00%, 11/01/27 (a)	1,449
515,000	Baytex Energy Corp. 144A, 8.50%, 4/30/30 (a)	537
2,500,000	Borr IHC Ltd./Borr Finance LLC 144A, 10.38%, 11/15/30 (a)	2,604
1,500,000	Cenovus Energy Inc., 5.25%, 6/15/37	1,377
1,260,000	CITGO Petroleum Corp. 144A, 8.38%, 1/15/29 (a)	1,305
1,800,000	Civitas Resources Inc. 144A, 8.63%, 11/01/30 (a)	1,917
2,415,000	Comstock Resources Inc. 144A, 5.88%, 1/15/30 (a)	2,202
3,040,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (a)	2,863
1,500,000	CVR Energy Inc. 144A, 8.50%, 1/15/29 (a)	1,505
1,800,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 8.63%, 3/15/29 (a)	1,815
1,030,000	Encino Acquisition Partners Holdings LLC 144A, 8.75%, 5/01/31 (a)	1,050
800,000	EnQuest PLC 144A, 11.63%, 11/01/27 (a)(e)	820
2,300,000	EQM Midstream Partners LP, 6.50%, 7/15/48	2,271
800,000	EQM Midstream Partners LP 144A, 7.50%, 6/01/27 (a)	816
1,100,000	EQM Midstream Partners LP 144A, 7.50%, 6/01/30 (a)	1,154
4,150,000	Frontera Energy Corp. 144A, 7.88%, 6/21/28 (a)(e)	3,389
1,302,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	1,171
4,434,000	Global Marine Inc., 7.00%, 6/01/28	4,089
3,872,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)	3,646
3,500,000	Greenfire Resources Ltd. 144A, 12.00%, 10/01/28 (a)	3,713
2,500,000	International Petroleum Corp. 144A, 7.25%, 2/01/27 (a)(f)	2,440
3,650,000	Kinetik Holdings LP 144A, 6.63%, 12/15/28 (a)	3,671
500,000	Kosmos Energy Ltd. 144A, 3.13%, 3/15/30 (a)	531
900,000	Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a)	872
800,000	Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a)	765
1,675,000	Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a)	1,633
985,000	Matador Resources Co. 144A, 6.50%, 4/15/32 (a)	977

Principal or Shares	Security Description	Value (000)
1,700,000	Moss Creek Resources Holdings Inc. 144A, 7.50%, 1/15/26 (a)	$1,697
1,250,000	Nabors Industries Inc. 144A, 9.13%, 1/31/30 (a)	1,290
1,500,000	Nabors Industries Ltd. 144A, 7.25%, 1/15/26 (a)	1,487
1,400,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (a)	1,372
1,000,000	Obsidian Energy Ltd., 11.95%, 7/27/27 CAD (b)(f)	740
2,500,000	Pattern Energy Operations LP/Pattern Energy Operations Inc. 144A, 4.50%, 8/15/28 (a)	2,238
1,300,000	PBF Holding Co. LLC/PBF Finance Corp. 144A, 7.88%, 9/15/30 (a)(e)	1,338
3,000,000	SEPLAT Energy PLC 144A, 7.75%, 4/01/26 (a)	2,906
1,300,000	Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 144A, 12.00%, 10/15/26 (a)	1,323
3,300,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A, 7.38%, 2/15/29 (a)	3,306
2,000,000	TerraForm Power Operating LLC 144A, 4.75%, 1/15/30 (a)	1,785
92,000	Transocean Inc. 144A, 8.00%, 2/01/27 (a)	92
3,350,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	3,333
2,890,000	Transocean Inc. 144A, 8.50%, 5/15/31 (a)	2,879
4,150,000	Tullow Oil PLC 144A, 10.25%, 5/15/26 (a)	4,046
3,350,000	Valaris Ltd. 144A, 8.38%, 4/30/30 (a)	3,448
2,400,000	Venture Global Calcasieu Pass LLC 144A, 4.13%, 8/15/31 (a)	2,096
1,525,000	W&T Offshore Inc. 144A, 11.75%, 2/01/26 (a)	1,557
2,300,000	Weatherford International Ltd. 144A, 8.63%, 4/30/30 (a)	2,390
2,100,000	Yinson Production Financial Services Pte Ltd. 144A, 9.63%, 5/03/29 (a)(f)	2,092
		94,525
Financial Services (9%)
2,600,000	Aircastle Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.410%), 5.25% (a)(g)(h)	2,470
3,950,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (g)(h)	3,366
3,300,000	Compass Group Diversified Holdings LLC 144A, 5.25%, 4/15/29 (a)	3,088
2,500,000	Enact Holdings Inc. 144A, 6.50%, 8/15/25 (a)	2,500
2,310,000	Encore Capital Group Inc. 144A, 9.25%, 4/01/29 (a)	2,363
2,500,000	Freedom Mortgage Holdings LLC 144A, 9.25%, 2/01/29 (a)	2,516
3,925,000	GGAM Finance Ltd. 144A, 8.00%, 2/15/27 (a)	4,026
1,450,000	goeasy Ltd. 144A, 7.63%, 7/01/29 (a)	1,451
2,500,000	goeasy Ltd. 144A, 9.25%, 12/01/28 (a)	2,642
2,000,000	Greystar Real Estate Partners LLC 144A, 7.75%, 9/01/30 (a)	2,062
2,000,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 5/15/27	1,838
3,050,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 5/15/26	2,969
1,775,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A, 9.75%, 1/15/29 (a)	1,843
900,000	Jane Street Group/JSG Finance Inc. 144A, 4.50%, 11/15/29 (a)	819
3,650,000	Jefferson Capital Holdings LLC 144A, 6.00%, 8/15/26 (a)	3,591

Semi-Annual Report   63

   Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)
1,425,000	Jefferson Capital Holdings LLC 144A, 9.50%, 2/15/29 (a)	$1,451
3,600,000	Midcap Financial Issuer Trust 144A, 6.50%, 5/01/28 (a)	3,259
3,250,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/01/26 (e)	2,964
2,750,000	Nationstar Mortgage Holdings Inc. 144A, 5.13%, 12/15/30 (a)	2,473
2,000,000	Navient Corp., 5.50%, 3/15/29	1,795
1,000,000	OneMain Finance Corp., 4.00%, 9/15/30	842
1,250,000	OneMain Finance Corp., 5.38%, 11/15/29	1,157
350,000	OneMain Finance Corp., 6.63%, 1/15/28	349
800,000	OneMain Finance Corp., 9.00%, 1/15/29	839
2,500,000	PennyMac Financial Services Inc. 144A, 4.25%, 2/15/29 (a)	2,219
1,725,000	PennyMac Financial Services Inc. 144A, 7.88%, 12/15/29 (a)	1,762
2,000,000	PRA Group Inc. 144A, 5.00%, 10/01/29 (a)	1,657
2,000,000	PRA Group Inc. 144A, 7.38%, 9/01/25 (a)	1,993
1,500,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 3.88%, 3/01/31 (a)	1,273
		61,577
Healthcare (5%)
2,500,000	Bausch & Lomb Corp. 144A, 8.38%, 10/01/28 (a)	2,585
800,000	Bausch Health Cos. Inc. 144A, 4.88%, 6/01/28 (a)	518
2,050,000	Bausch Health Cos. Inc. 144A, 6.13%, 2/01/27 (a)	1,504
1,500,000	BellRing Brands Inc. 144A, 7.00%, 3/15/30 (a)	1,519
2,200,000	CHS/Community Health Systems Inc. 144A, 5.25%, 5/15/30 (a)	1,801
2,500,000	CHS/Community Health Systems Inc. 144A, 8.00%, 12/15/27 (a)	2,449
2,500,000	DaVita Inc. 144A, 3.75%, 2/15/31 (a)	2,060
925,000	LifePoint Health Inc. 144A, 9.88%, 8/15/30 (a)	964
3,500,000	Organon & Co/Organon Foreign Debt Co.-Issuer BV, 2.88%, 4/30/28 EUR (b)(f)	3,481
3,500,000	Owens & Minor Inc. 144A, 6.63%, 4/01/30 (a)(e)	3,400
2,400,000	Prestige Brands Inc. 144A, 3.75%, 4/01/31 (a)	2,044
2,750,000	Prime Healthcare Services Inc. 144A, 7.25%, 11/01/25 (a)	2,734
2,500,000	Select Medical Corp. 144A, 6.25%, 8/15/26 (a)	2,503
2,575,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (a)	2,575
3,250,000	Tenet Healthcare Corp., 4.38%, 1/15/30	2,954
3,000,000	Tenet Healthcare Corp., 6.13%, 10/01/28	2,965
		36,056
Insurance (2%)
3,000,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 6.75%, 10/15/27 (a)	2,944
2,575,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer 144A, 7.00%, 1/15/31 (a)	2,585
1,750,000	Assurant Inc., (3 mo. LIBOR USD + 4.135%), 7.00%, 3/27/48 (e)(g)	1,743
3,575,000	Enstar Finance LLC, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.006%), 5.50%, 1/15/42 (g)	3,393
1,500,000	USI Inc. 144A, 7.50%, 1/15/32 (a)	1,494
		12,159
Leisure (3%)
1,200,000	Amer Sports Co. 144A, 6.75%, 2/16/31 (a)	1,183

Principal or Shares	Security Description	Value (000)
1,000,000	Carnival Corp. 144A, 5.75%, 3/01/27 (a)	$977
2,000,000	Carnival Corp. 144A, 6.00%, 5/01/29 (a)	1,939
2,500,000	Churchill Downs Inc. 144A, 5.75%, 4/01/30 (a)	2,380
2,500,000	Cinemark USA Inc. 144A, 5.25%, 7/15/28 (a)	2,324
1,350,000	Light & Wonder International Inc. 144A, 7.50%, 9/01/31 (a)	1,378
2,450,000	MGM Resorts International, 6.50%, 4/15/32	2,379
1,300,000	NCL Corp. Ltd. 144A, 5.88%, 3/15/26 (a)	1,275
510,000	Royal Caribbean Cruises Ltd. 144A, 5.38%, 7/15/27 (a)	497
1,000,000	Royal Caribbean Cruises Ltd. 144A, 5.50%, 8/31/26 (a)	981
900,000	Royal Caribbean Cruises Ltd. 144A, 5.50%, 4/01/28 (a)	877
2,775,000	Travel + Leisure Co. 144A, 4.50%, 12/01/29 (a)	2,503
2,025,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp. 144A, 7.13%, 2/15/31 (a)	2,055
		20,748
Media (8%)
2,300,000	Altice Financing SA 144A, 5.00%, 1/15/28 (a)	1,818
600,000	Altice Financing SA 144A, 5.75%, 8/15/29 (a)	447
770,000	AMC Networks Inc., 4.25%, 2/15/29	522
2,200,000	AMC Networks Inc. 144A, 10.25%, 1/15/29 (a)	2,198
1,500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 2/01/31 (a)	1,175
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.25%, 1/15/34 (a)	725
1,500,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 8/15/30 (a)	1,220
1,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 5/01/32	769
2,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.50%, 6/01/33 (a)	1,506
2,750,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 3/01/30 (a)	2,287
2,000,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 4.75%, 2/01/32 (a)	1,575
2,550,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.38%, 6/01/29 (a)	2,248
2,970,000	Cogent Communications Group Inc. 144A, 7.00%, 6/15/27 (a)	2,935
2,000,000	CSC Holdings LLC 144A, 4.13%, 12/01/30 (a)	1,272
2,600,000	CSC Holdings LLC 144A, 5.75%, 1/15/30 (a)	1,142
500,000	CSC Holdings LLC 144A, 6.50%, 2/01/29 (a)	373
1,000,000	CSC Holdings LLC 144A, 11.25%, 5/15/28 (a)	885
950,000	CSC Holdings LLC 144A, 11.75%, 1/31/29 (a)	845
2,300,000	EquipmentShare.com Inc. 144A, 9.00%, 5/15/28 (a)	2,364
1,500,000	Gen Digital Inc. 144A, 7.13%, 9/30/30 (a)	1,517
2,500,000	Go Daddy Operating Co. LLC/GD Finance Co. Inc. 144A, 3.50%, 3/01/29 (a)	2,219
1,000,000	Gray Television Inc. 144A, 4.75%, 10/15/30 (a)	605
1,000,000	Gray Television Inc. 144A, 5.38%, 11/15/31 (a)	602
2,500,000	Lamar Media Corp., 4.88%, 1/15/29	2,371
1,300,000	Match Group Holdings II LLC 144A, 3.63%, 10/01/31 (a)	1,074
1,500,000	Match Group Holdings II LLC 144A, 4.63%, 6/01/28 (a)	1,387
2,500,000	McGraw-Hill Education Inc. 144A, 8.00%, 8/01/29 (a)	2,299
3,500,000	Newfold Digital Holdings Group Inc. 144A, 6.00%, 2/15/29 (a)	2,628

64  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,400,000	Newfold Digital Holdings Group Inc. 144A, 11.75%, 10/15/28 (a)	$1,505
2,000,000	News Corp. 144A, 5.13%, 2/15/32 (a)	1,835
2,000,000	Nexstar Media Inc. 144A, 4.75%, 11/01/28 (a)(e)	1,777
1,800,000	Outfront Media Capital LLC/Outfront Media Capital Corp. 144A, 7.38%, 2/15/31 (a)	1,849
2,320,000	Rakuten Group Inc. 144A, 9.75%, 4/15/29 (a)	2,301
1,000,000	Scripps Escrow Inc. 144A, 5.88%, 7/15/27 (a)	788
4,500,000	Sirius XM Radio Inc. 144A, 3.88%, 9/01/31 (a)	3,623
2,000,000	Univision Communications Inc. 144A, 7.38%, 6/30/30 (a)	1,917
1,500,000	Virgin Media Secured Finance PLC 144A, 5.50%, 5/15/29 (a)	1,365
		57,968
Real Estate (4%)
2,000,000	Brandywine Operating Partnership LP, 4.55%, 10/01/29	1,717
2,100,000	Brandywine Operating Partnership LP, 8.05%, 3/15/28	2,136
1,360,000	Brandywine Operating Partnership LP, 8.88%, 4/12/29	1,393
4,000,000	Iron Mountain Inc. 144A, 4.88%, 9/15/29 (a)	3,695
1,500,000	Iron Mountain Inc. 144A, 5.25%, 3/15/28 (a)	1,437
1,000,000	Kennedy-Wilson Inc., 4.75%, 3/01/29	828
2,500,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 144A, 4.75%, 6/15/29 (a)	2,233
2,500,000	MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 3/24/25 EUR (b)(e)	2,524
1,325,000	Piedmont Operating Partnership LP, 9.25%, 7/20/28	1,399
2,000,000	Service Properties Trust, 5.50%, 12/15/27	1,889
1,000,000	Service Properties Trust, 7.50%, 9/15/25	1,008
2,250,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 144A, 4.75%, 4/15/28 (a)	1,976
2,750,000	XHR LP 144A, 4.88%, 6/01/29 (a)	2,513
		24,748
Retail (6%)
2,850,000	1011778 BC ULC/New Red Finance Inc. 144A, 4.00%, 10/15/30 (a)	2,460
2,500,000	Arko Corp. 144A, 5.13%, 11/15/29 (a)	2,017
2,000,000	Asbury Automotive Group Inc. 144A, 4.63%, 11/15/29 (a)	1,810
2,750,000	Asbury Automotive Group Inc. 144A, 5.00%, 2/15/32 (a)	2,447
1,000,000	Bath & Body Works Inc. 144A, 6.63%, 10/01/30 (a)	1,000
2,500,000	Bath & Body Works Inc., 6.88%, 11/01/35	2,486
2,000,000	Dealer Tire LLC/DT Issuer LLC 144A, 8.00%, 2/01/28 (a)	1,969
3,150,000	Evergreen Acqco 1 LP/TVI Inc. 144A, 9.75%, 4/26/28 (a)	3,340
3,400,000	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc. 144A, 6.75%, 1/15/30 (a)	2,960
2,000,000	FirstCash Inc. 144A, 4.63%, 9/01/28 (a)	1,852
1,750,000	FirstCash Inc. 144A, 5.63%, 1/01/30 (a)	1,651
2,500,000	Group 1 Automotive Inc. 144A, 4.00%, 8/15/28 (a)	2,276
2,000,000	Hanesbrands Inc. 144A, 9.00%, 2/15/31 (a)(e)	1,992
1,000,000	LCM Investments Holdings II LLC 144A, 8.25%, 8/01/31 (a)	1,040
525,000	Macy’s Retail Holdings LLC, 4.30%, 2/15/43	416

Principal or Shares	Security Description	Value (000)

1,450,000	Macy’s Retail Holdings LLC 144A, 5.88%, 3/15/30 (a)	$1,383
915,000	Nordstrom Inc., 5.00%, 1/15/44	696
1,400,000	QVC Inc., 4.38%, 9/01/28 (e)	1,078
2,200,000	Raising Cane’s Restaurants LLC 144A, 9.38%, 5/01/29 (a)	2,362
2,800,000	Sonic Automotive Inc. 144A, 4.88%, 11/15/31 (a)	2,446
4,150,000	Verde Purchaser LLC 144A, 10.50%, 11/30/30 (a)	4,377
750,000	Walgreens Boots Alliance Inc., 4.10%, 4/15/50 (e)	528
750,000	Walgreens Boots Alliance Inc., 4.80%, 11/18/44 (e)	607
2,000,000	Yum! Brands Inc., 5.38%, 4/01/32	1,888
		45,081
Service (4%)
2,150,000	ADT Security Corp. 144A, 4.13%, 8/01/29 (a)	1,945
2,750,000	Albion Financing 1 Sarl/Aggreko Holdings Inc. 144A, 6.13%, 10/15/26 (a)	2,702
2,000,000	Avis Budget Car Rental LLC/Avis Budget Finance Inc. 144A, 8.00%, 2/15/31 (a)(e)	1,917
2,000,000	Carriage Services Inc. 144A, 4.25%, 5/15/29 (a)	1,765
2,900,000	Cimpress PLC, 7.00%, 6/15/26	2,881
2,370,000	Covanta Holding Corp. 144A, 4.88%, 12/01/29 (a)	2,080
2,000,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (a)	1,857
1,500,000	Neptune Bidco U.S. Inc. 144A, 9.29%, 4/15/29 (a)	1,417
2,300,000	Prime Security Services Borrower LLC/Prime Finance Inc. 144A, 6.25%, 1/15/28 (a)	2,249
2,000,000	PROG Holdings Inc. 144A, 6.00%, 11/15/29 (a)	1,845
2,000,000	United Rentals North America Inc., 3.88%, 2/15/31	1,755
1,225,000	Wand NewCo 3 Inc. 144A, 7.63%, 1/30/32 (a)	1,246
2,375,000	WASH Multifamily Acquisition Inc. 144A, 5.75%, 4/15/26 (a)	2,305
1,120,000	Williams Scotsman Inc. 144A, 7.38%, 10/01/31 (a)	1,145
		27,109
Technology (2%)
1,900,000	ams-OSRAM AG 144A, 12.25%, 3/30/29 (a)	1,904
750,000	Cloud Software Group Inc. 144A, 9.00%, 9/30/29 (a)	722
2,750,000	Consensus Cloud Solutions Inc. 144A, 6.50%, 10/15/28 (a)(e)	2,410
1,000,000	Dun & Bradstreet Corp. 144A, 5.00%, 12/15/29 (a)(e)	912
1,650,000	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl 144A, 8.75%, 5/01/29 (a)	1,655
2,750,000	NCR Voyix Corp. 144A, 5.25%, 10/01/30 (a)	2,452
2,500,000	Presidio Holdings Inc. 144A, 8.25%, 2/01/28 (a)	2,530
1,500,000	Rocket Software Inc. 144A, 9.00%, 11/28/28 (a)	1,507
2,000,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 144A, 3.88%, 2/01/29 (a)	1,767
		15,859
Telecommunications (3%)
6,000,000	Altice France SA 144A, 5.13%, 7/15/29 (a)	3,917
3,000,000	AT&T Inc., 3.50%, 9/15/53	1,979
2,000,000	C&W Senior Finance Ltd. 144A, 6.88%, 9/15/27 (a)	1,896

Semi-Annual Report   65

   Payden High Income Fund continued

Principal or Shares	Security Description	Value (000)
2,500,000	Frontier Communications Holdings LLC 144A, 5.88%, 10/15/27 (a)	$2,401
1,000,000	Frontier Communications Holdings LLC 144A, 6.00%, 1/15/30 (a)	835
1,500,000	Frontier Communications Holdings LLC 144A, 6.75%, 5/01/29 (a)	1,321
1,650,000	Level 3 Financing Inc. 144A, 10.50%, 5/15/30 (a)	1,643
1,000,000	Millicom International Cellular SA 144A, 4.50%, 4/27/31 (a)	835
3,250,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	2,913
3,000,000	Telecom Italia Capital SA, 6.38%, 11/15/33	2,653
3,000,000	Vmed O2 UK Financing I PLC 144A, 4.25%, 1/31/31 (a)	2,454
		22,847
Transportation (2%)
760,000	American Airlines Inc. 144A, 7.25%, 2/15/28 (a)	765
1,475,000	American Airlines Inc. 144A, 8.50%, 5/15/29 (a)	1,537
3,000,000	American Airlines Inc./AAdvantage Loyalty IP Ltd. 144A, 5.75%, 4/20/29 (a)	2,900
1,850,000	Fortress Transportation and Infrastructure Investors LLC 144A, 5.50%, 5/01/28 (a)	1,778
1,500,000	Fortress Transportation and Infrastructure Investors LLC 144A, 7.88%, 12/01/30 (a)	1,560
1,500,000	United Airlines Inc. 144A, 4.63%, 4/15/29 (a)	1,384
2,000,000	XPO Inc. 144A, 7.13%, 2/01/32 (a)	2,013
		11,937
Utility (4%)
500,000	Calpine Corp. 144A, 4.50%, 2/15/28 (a)	467
1,750,000	Calpine Corp. 144A, 4.63%, 2/01/29 (a)	1,609
1,000,000	Calpine Corp. 144A, 5.13%, 3/15/28 (a)	950
2,500,000	Clearway Energy Operating LLC 144A, 4.75%, 3/15/28 (a)	2,358
3,000,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 EUR (b)(f)	2,867
4,400,000	NextEra Energy Operating Partners LP 144A, 7.25%, 1/15/29 (a)	4,461
2,500,000	NRG Energy Inc. 144A, 3.38%, 2/15/29 (a)	2,195
1,500,000	PG&E Corp., 5.00%, 7/01/28	1,431
2,265,000	Talen Energy Supply LLC 144A, 8.63%, 6/01/30 (a)	2,398
2,000,000	TransAlta Corp., 7.75%, 11/15/29	2,049
3,600,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (a)	3,872
1,450,000	Venture Global LNG Inc. 144A, 9.88%, 2/01/32 (a)	1,548
450,000	Vistra Operations Co. LLC 144A, 6.88%, 4/15/32 (a)	449
1,475,000	Vistra Operations Co. LLC 144A, 6.95%, 10/15/33 (a)	1,538
2,250,000	Vistra Operations Co. LLC 144A, 7.75%, 10/15/31 (a)	2,309
		30,501
Total Corporate Bond (Cost - $591,570)		573,498

Principal or Shares	Security Description	Value (000)
Mortgage Backed (2%)
4,100,000	Connecticut Avenue Securities Trust 2019-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.364%), 14.69%, 11/25/39 (a)(g)	$4,556
1,980,948	Fannie Mae Connecticut Avenue Securities 2016-C02, (U.S. Secured Overnight Financing Rate Index 30day Average + 12.364%), 17.69%, 9/25/28 (g)	2,307
1,974,367	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 15.69%, 1/25/29 (g)	2,252
1,791,312	STACR Trust 2018-HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 11.864%), 17.19%, 5/25/43 (a)(g)	2,174
1,550,000	STACR Trust 2018-HRP2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.614%), 15.94%, 2/25/47 (a)(g)	1,917
Total Mortgage Backed (Cost - $11,397)		13,206

Stocks (0%)

Common Stock (0%)
182,650	Baytex Energy Corp.	678
25,100	Marathon Oil Corp.	674
13,600	Ovintiv Inc.	698
41,500	Permian Resources Corp.	695
30,000	Strathcona Resources Ltd.(b)(i)	693
Total Stocks (Cost - $3,660)		3,438

Investment Company (10%)
70,591,591	Payden Cash Reserves Money Market Fund * (Cost - $70,592)	70,592

Total Investments (Cost - $748,962) (103%)		732,603
Liabilities in excess of Other Assets (-3%)		(24,556)
Net Assets (100%)		$708,047

*	Affiliated investment.

(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.

(c)	Yield to maturity at time of purchase.

(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

(e)

All or a portion of these securities are on loan. At April 30, 2024, the total market value of the Fund’s securities on loan is $15,741 and the total market value of the collateral held by the Fund is $25,763. Amounts in 000s.

(f)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(g)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(h)	Perpetual security with no stated maturity date.

(i)	Non-income producing

66  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 2,374	CAD 3,198	Citibank, N.A.	06/26/2024	$48
USD 15,920	EUR 14,497	Citibank, N.A.	06/26/2024	412

Net Unrealized Appreciation				$460

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Depreciation (000s)
Long Contracts:
U.S. Treasury 10-Year Note Future	285	Jun-24	$30,620	$(1,016)	$(1,016)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
3-Year Interest Rate Swap, Pay Fixed 2.640% Annually, Receive Variable 3.907% (ESTRON) Annually	03/24/2025	EUR 2,500	$25	$1	$24
3-Year SOFR Swap, Receive Fixed 4.430% Annually, Pay Variable 5.310% (SOFRRATE) Annually	03/24/2025	USD 2,550	(22)	—	(22)
4-Year Interest Rate Swap, Pay Fixed 2.630% Annually, Receive Variable 3.899% (ESTRON) Annually	02/01/2026	EUR 1,000	15	—	15
4-Year SOFR Swap, Receive Fixed 4.230% Annually, Pay Variable 5.310% (SOFRRATE) Annually	02/01/2026	USD 1,030	(17)	—	(17)
6-Year Interest Rate Swap, Pay Fixed 2.650% Annually, Receive Variable 3.899% (ESTRON) Annually	04/30/2028	EUR 3,500	70	3	67
6-Year SOFR Swap, Receive Fixed 3.970% Annually, Pay Variable 5.310% (SOFRRATE) Annually	04/30/2028	USD 3,630	(134)	1	(135)
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 3.899% (ESTRON) Annually	04/15/2029	EUR 2,000	12	—	12
7-Year Interest Rate Swap, Pay Fixed 2.660% Annually, Receive Variable 3.899% (ESTRON) Annually	06/30/2029	EUR 3,000	48	3	45
7-Year SOFR Swap, Receive Fixed 3.890% Annually, Pay Variable 5.310% (SOFRRATE) Annually	06/30/2029	USD 3,130	(124)	3	(127)
7-Year SOFR Swap, Receive Fixed 3.900% Annually, Pay Variable 5.310% (SOFRRATE) Annually	04/15/2029	USD 2,080	(55)	1	(56)

			$(182)	$12	$(194)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$15,741
Non-cash Collateral[2]	(15,741)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report   67

   Payden California Municipal Income Social Impact Fund

The Fund seeks income that is exempt from Federal and California income tax and is consistent with preservation of capital.

Portfolio Composition - percent of investments
General Obligation	44%
Revenue	42%
U.S. Treasury	13%
Investment Company	1%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
General Obligation (44%)
645,000	Abag Finance Authority for Nonprofit Corps A, 5.00%, 9/02/26	$648
100,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/28 BAM (a)	100
250,000	Alameda Community Improvement Commission Successor Agency A, 5.00%, 9/01/32 BAM (a)	251
1,490,000	Beverly Hills Unified School District CA A, 3.00%, 8/01/39	1,335
300,000	Brentwood Infrastructure Financing Authority, 4.00%, 10/01/36	312
1,140,000	California Community Choice Financing Authority, 5.00%, 7/01/53	1,195
1,050,000	California Community Choice Financing Authority, 5.00%, 12/01/53	1,098
1,680,000	California Community Choice Financing Authority, 5.00%, 5/01/54	1,777
2,325,000	California Community Choice Financing Authority D, 5.50%, 5/01/54	2,464
1,600,000	California Community Choice Financing Authority, 5.50%, 10/01/54	1,736
375,000	California Earthquake Authority A, 5.60%, 7/01/27	374
1,000,000	California Infrastructure & Economic Development Bank A, 3.25%, 8/01/29	999
385,000	California State Public Works Board C, 5.25%, 10/01/33	388
1,460,000	California State Public Works Board G2, 8.36%, 10/01/34	1,722
305,000	Central Unified School District B, 4.30%, 8/01/36 (b)	179
1,000,000	Colton Joint Unified School District F8/01/43 BAM (a)(b)	383
1,075,000	Colton Joint Unified School District F8/01/44 BAM (a)(b)	386
1,245,000	Colton Joint Unified School District F8/01/45 BAM (a)(b)	420
190,000	Coronado Community Development Agency Successor Agency A, 5.00%, 9/01/33	194
1,000,000	County of Santa Barbara CA B, AMT, 5.00%, 12/01/36	1,051
1,125,000	Fontana Unified School District, 3.00%, 8/01/40 BAM-TCRS (a)	977
1,095,000	Hartnell Community College District B, 3.00%, 8/01/45	862
2,225,000	Hartnell Community College District A, 4.12%, 8/01/35 (b)	1,342
750,000	Hartnell Community College District A, 4.25%, 8/01/36 (b)	426

Principal or Shares	Security Description	Value (000)
500,000	Lancaster Redevelopment Agency Successor Agency, 5.00%, 8/01/30 AGM (a)	$515
2,060,000	Livermore Valley Joint Unified School District, 3.00%, 8/01/40	1,777
8,925,000	Los Angeles County Public Works Financing Authority D, 5.00%, 12/01/45	9,080
1,000,000	Los Angeles Unified School District, 5.00%, 7/01/43	1,114
2,000,000	Los Angeles Unified School District QRR, 5.25%, 7/01/47	2,222
2,475,000	Los Angeles Unified School District, 5.25%, 7/01/48	2,757
100,000	Municipal Improvement Corp. of Los Angeles A, 5.00%, 5/01/30	100
500,000	Municipal Improvement Corp. of Los Angeles B, 5.00%, 11/01/31	522
825,000	Northern California Energy Authority, 5.00%, 12/01/54	874
1,500,000	Nuveen, CA Free Quality Municipal Income Fund, AMT A 144A, 4.22%, 10/01/47 (c)(d)	1,500
1,000,000	Riverside Community College District F, 3.00%, 8/01/38	884
4,685,000	Sacramento Area Flood Control Agency, 5.00%, 10/01/47	4,797
3,175,000	San Bernardino Community College District B, 5.00%, 8/01/42	3,500
550,000	San Diego Public Facilities Financing Authority B, 5.00%, 10/15/32	566
1,400,000	San Diego Unified School District F2, 5.00%, 7/01/42	1,545
1,000,000	San Diego Unified School District N2, 5.00%, 7/01/48	1,087
1,650,000	San Francisco Bay Area Rapid Transit District D1, 5.00%, 8/01/39	1,836
250,000	San Mateo Joint Powers Financing Authority, 5.00%, 6/15/30	250
200,000	Simi Valley Public Financing Authority A, 5.00%, 10/01/29	201
550,000	South Orange County Public Financing Authority, 5.00%, 4/01/34	569
2,560,000	Southwestern Community College District D, 3.00%, 8/01/41	2,200
1,500,000	State Center Community College District B, 3.00%, 8/01/39	1,335
1,000,000	State of California CU, 4.85%, 12/01/46	1,064
590,000	State of California, 5.00%, 9/01/39	670
435,000	State of California, 5.00%, 3/01/45	439
3,585,000	State of California, 5.00%, 8/01/46	3,671
1,400,000	State of California, 5.00%, 10/01/47	1,427

68  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
1,975,000	Temecula Valley Unified School District D, 3.00%, 8/01/44	$1,598
350,000	Union City Community Redevelopment Agency Successor Agency A, 5.00%, 10/01/35	358
Total General Obligation (Cost - $68,313)		69,077

Revenue (41%)

Airport/Port (6%)
500,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/24	500
2,000,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/29	2,145
1,900,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/36	2,071
1,500,000	City of Los Angeles Department of Airports, AMT, 5.00%, 5/15/37	1,637
2,000,000	City of Los Angeles Department of Airports, AMT, 5.50%, 5/15/38	2,220
400,000	City of Palm Springs CA Passenger Facility Charge Revenue, AMT, 5.00%, 6/01/26 BAM (a)	405
		8,978
Education (5%)
1,000,000	California Educational Facilities Authority A, 5.25%, 10/01/44	1,028
1,250,000	California Infrastructure & Economic Development Bank, 4.00%, 11/01/51	1,099
750,000	California State University B3, 3.13%, 11/01/51	740
240,000	Oxnard School District, 5.00%, 8/01/45 BAM (a)	244
3,190,000	University of California AM, 5.00%, 5/15/49	3,192
1,500,000	University of California AM, 5.25%, 5/15/37	1,501
		7,804
Healthcare (9%)
710,000	California Health Facilities Financing Authority A, 5.00%, 11/15/27	710
500,000	California Health Facilities Financing Authority, 5.00%, 2/01/31	526
350,000	California Health Facilities Financing Authority A, 5.00%, 8/15/32	363
1,000,000	California Health Facilities Financing Authority A, 5.00%, 11/15/32	1,002
830,000	California Health Facilities Financing Authority, 5.00%, 10/01/39	854
1,600,000	California Health Facilities Financing Authority A, 5.00%, 11/15/42	1,774
705,000	California Health Facilities Financing Authority, 5.00%, 11/15/49	709
1,000,000	California Health Facilities Financing Authority A, 5.25%, 12/01/49	1,098
750,000	California Municipal Finance Authority A, AMT, 4.38%, 9/01/53	752
325,000	California Municipal Finance Authority B, 5.00%, 5/15/37 (a)	336
3,525,000	California Public Finance Authority E, 3.65%, 8/01/51 (d)	3,525
2,500,000	Santa Clara County Financing Authority EL, 3.15%, 2/01/44 (d)	2,500
		14,149
Housing (11%)
773,219	California Housing Finance Agency 2021, 3.75%, 3/25/35 (a)	752
1,360,000	California Housing Finance Agency V, 5.00%, 5/01/54	1,391

Principal or Shares	Security Description	Value (000)
2,523,658	California Municipal Finance Authority A, 3.20%, 2/01/33 (a)	$2,359
3,162,542	City & County of San Francisco CA J, 2.55%, 7/01/39 (a)	2,540
2,650,000	Pennsylvania Housing Finance Agency A, 2.65%, 3/01/40	1,913
2,100,000	Sacramento County Housing Authority D, 3.83%, 5/15/31 (d)	2,100
5,775,000	San Diego Housing Authority Inc. A, 3.35%, 6/01/57 (d)	5,775
		16,830
Industrial Development/Pollution Control (1%)
600,000	City of Big Bear Lake CA A, AMT, 3.80%, 12/01/28 (d)	600
370,000	Emeryville Redevelopment Agency Successor Agency A, 5.00%, 9/01/25 AGM (a)	371
790,000	Golden State Tobacco Securitization Corp., B, 3.00%, 6/01/46 (a)	723
300,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/29 AGM (a)	301
390,000	Palm Springs Community Redevelopment Agency Successor Agency, 5.00%, 9/01/31 AGM (a)	392
		2,387
Pollution Control (1%)
1,500,000	Western Placer Waste Management Authority, 4.00%, 6/01/42	1,540
Power (0%)
820,000	Sacramento Municipal Utility District D, 5.00%, 8/15/49	904
Transportation (4%)
660,000	Bay Area Toll Authority, 4.00%, 4/01/37	660
750,000	City of Long Beach CA Harbor Revenue A, AMT, 5.00%, 5/15/28	779
835,000	Port of Los Angeles A, AMT, 5.00%, 8/01/29	838
4,590,000	San Diego County Regional Transportation Commission A, 5.00%, 4/01/48	4,691
		6,968
Water & Sewer (4%)
1,500,000	City of Modesto CA Water Revenue A, 3.50%, 10/01/36 AGM (a)(d)	1,500
1,890,000	Metropolitan Water District of Southern California 2, 5.34%, 7/01/46 (d)	1,890
2,470,000	San Diego Public Facilities Financing Authority A, 5.00%, 10/15/44	2,510
100,000	San Diego Public Facilities Financing Authority Water Revenue A, 5.00%, 8/01/32	104
		6,004
Total Revenue (Cost - $65,680)		65,564

U.S. Treasury (13%)
5,450,000	U.S. Treasury Note, 4.00%, 2/15/34	5,161
13,940,000	U.S. Treasury Note, 4.25%, 3/31/29	13,578
1,000,000	U.S. Treasury Note, 4.75%, 10/15/26	993
Total U.S. Treasury (Cost - $19,836)		19,732

Semi-Annual Report   69

   Payden California Municipal Income Social Impact Fund continued

Principal or Shares	Security Description	Value (000)
Investment Company (1%)
2,340,011	Payden Cash Reserves Money Market Fund* (Cost $2,340)	$2,340

Total Investments (Cost - $156,169) (99%)		156,713
Other Assets, net of Liabilities (1%)		1,378
Net Assets (100%)		$158,091

*	Affiliated investment.

(a)	Payment of principal and/or interest is insured against default by a monoline insurer.

(b)	Yield to maturity at time of purchase.

(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.

See notes to financial statements.

70  Payden Mutual Funds

   Payden Global Low Duration Fund

The Fund seeks a high level of total return that is consistent with preservation of capital.

Portfolio Composition - percent of investments
Corporate Bond	41%
Asset Backed	22%
Foreign Government	14%
U.S. Treasury	9%
Mortgage Backed	8%
Other	6%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)
Australia (USD) (1%)
185,000	Macquarie Group Ltd. 144A, (U.S. Secured Overnight Financing Rate + 0.694%), 1.20%, 10/14/25 (a)(b)	$181
200,000	NBN Co. Ltd. 144A, 0.88%, 10/08/24 (b)	195
		376
Bermuda (USD) (0%)
67,003	Oaktown Re VII Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.600%), 6.93%, 4/25/34 (a)(b)	67
Canada (USD) (8%)
225,000	Bank of Montreal, 5.27%, 12/11/26	224
700,000	Canadian Imperial Bank of Commerce 144A, 4.41%, 6/08/28 (b)(c)	679
600,000	CDP Financial Inc. 144A, (Secured Overnight Financing Rate + 0.400%), 5.75%, 5/19/25 (a) (b)	601
550,000	CPPIB Capital Inc. 144A, 3.00%, 6/13/24 (b)	548
580,000	CPPIB Capital Inc. 144A, 4.13%, 10/21/24 (b)	576
750,000	Export Development Canada, 3.38%, 8/26/25	732
235,000	Rogers Communications Inc., 3.20%, 3/15/27	220
		3,580
Cayman Islands (USD) (3%)
250,000	Greystone CRE Notes Ltd. 2021-HC2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 7.24%, 12/15/39 (a)(b)	248
361,378	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.414%), 6.74%, 7/15/36 (a)(b)	360
250,000	OCP CLO Ltd. 2014-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 7.22%, 10/17/30 (a)(b)	250
17,623	STWD Ltd. 2019-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 1.194%), 6.52%, 7/15/38 (a)(b)	17
250,000	Suci Second Investment Co., 6.00%, 10/25/28 (d)	254
100,000	Transocean Inc. 144A, 8.25%, 5/15/29 (b)	100
		1,229
Chile (USD) (0%)
250,000	Chile Government International Bond, 2.75%, 1/31/27	232

Principal or Shares	Security Description	Value (000)
Denmark (USD) (1%)
235,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.730%), 1.55%, 9/10/27 (a)(b)	$213
France (USD) (5%)
355,000	Banque Federative du Credit Mutuel SA 144A, 4.94%, 1/26/26 (b)	351
200,000	Banque Federative du Credit Mutuel SA 144A, 5.09%, 1/23/27 (b)	198
250,000	BPCE SA 144A, 5.20%, 1/18/27 (b)	248
395,000	BPCE SA 144A, (U.S. Secured Overnight Financing Rate + 2.100%), 5.98%, 1/18/27 (a) (b)	394
700,000	Caisse d’Amortissement de la Dette Sociale 144A, 0.38%, 5/27/24 (b)(c)	698
350,000	Credit Agricole SA 144A, 5.59%, 7/05/26 (b)	350
		2,239
Germany (USD) (1%)
600,000	FMS Wertmanagement, 0.38%, 5/06/24 (d)	600
Ireland (USD) (1%)
280,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.65%, 10/29/24	274
150,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	151
200,000	Icon Investments Six DAC, 5.81%, 5/08/27	200
		625
Japan (USD) (4%)
200,000	Mitsubishi UFJ Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 4.79%, 7/18/25 (a)	200
200,000	Mitsubishi UFJ Financial Group Inc., (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.080%), 5.72%, 2/20/26 (a)	200
290,000	Renesas Electronics Corp. 144A, 1.54%, 11/26/24 (b)	283
340,000	Sumitomo Mitsui Financial Group Inc., 5.88%, 7/13/26	342
345,000	Sumitomo Mitsui Trust Bank Ltd. 144A, 5.65%, 3/09/26 (b)	345
400,000	Suntory Holdings Ltd. 144A, 2.25%, 10/16/24 (b)	393
		1,763
Jersey (USD) (0%)
70,000	Aptiv PLC/Aptiv Corp., 2.40%, 2/18/25	68
Malaysia (USD) (1%)
250,000	Petronas Capital Ltd., 3.50%, 3/18/25 (d)	245

Semi-Annual Report   71

   Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
Netherlands (USD) (2%)
200,000	ABN AMRO Bank NV 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.650%), 6.34%, 9/18/27 (a)(b)	$202
750,000	BNG Bank NV 144A, 3.50%, 8/26/24 (b)	745
		947
Norway (USD) (1%)
250,000	Aker BP ASA 144A, 2.88%, 1/15/26 (b)	236
200,000	Var Energi ASA 144A, 7.50%, 1/15/28 (b)	209
		445
Panama (USD) (0%)
225,000	Intercorp Financial Services Inc. 144A, 4.13%, 10/19/27 (b)	206
Philippines (USD) (1%)
560,000	Asian Development Bank, 4.25%, 1/09/26	551
Poland (USD) (1%)
250,000	Bank Gospodarstwa Krajowego, 6.25%, 10/31/28 (d)	257
Qatar (USD) (1%)
250,000	QatarEnergy, 1.38%, 9/12/26 (d)	228

Saudi Arabia (USD) (0%)
250,000	Saudi Government International Bond, 2.90%, 10/22/25 (d)	241
Sweden (USD) (5%)
220,000	Kommuninvest I Sverige AB 144A, 4.25%, 12/10/25 (b)	216
200,000	Skandinaviska Enskilda Banken AB 144A, 5.13%, 3/05/27 (b)	198
1,000,000	Svensk Exportkredit AB, 3.63%, 9/03/24	993
500,000	Svensk Exportkredit AB, 4.00%, 7/15/25	492
235,000	Swedbank AB 144A, 5.47%, 6/15/26 (b)	234
		2,133
Switzerland (USD) (0%)
200,000	UBS Group AG 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.600%), 6.33%, 12/22/27 (a)(b)	203
United Arab Emirates (USD) (1%)
250,000	MDGH GMTN RSC Ltd., 3.00%, 3/28/27 (d)	233
United Kingdom (GBP) (0%)
150,000	Sage AR Funding No 1 PLC 1A 144A, (Sterling Overnight Index Average + 1.250%), 6.47%, 11/17/30 (a)(b)(e)	186
United Kingdom (USD) (1%)
200,000	BAE Systems PLC 144A, 5.00%, 3/26/27 (b)	197
200,000	NatWest Group PLC, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.350%), 5.85%, 3/02/27 (a)	200
50,000	Smith & Nephew PLC, 5.15%, 3/20/27	50
		447
United States (USD) (58%)
15,000	AAR Escrow Issuer LLC 144A, 6.75%, 3/15/29 (b)	15
65,000	Aethon United BR LP/Aethon United Finance Corp. 144A, 8.25%, 2/15/26 (b)	66
235,000	Air Lease Corp., 2.20%, 1/15/27	214
75,000	Albertsons Cos. Inc./Safeway Inc./New Albertsons LP/Albertsons LLC 144A, 3.25%, 3/15/26 (b)	71

Principal or Shares	Security Description	Value (000)
70,000	Allison Transmission Inc. 144A, 4.75%, 10/01/27 (b)	$67
100,000	Ally Auto Receivables Trust 2024-1, 5.08%, 12/15/28	99
70,000	Ally Financial Inc., 5.75%, 11/20/25 (c)	69
350,000	American Express Co., (U.S. Secured Overnight Financing Rate + 0.970%), 5.39%, 7/28/27 (a)	348
100,000	American Express Co., (U.S. Secured Overnight Financing Rate + 1.330%), 6.34%, 10/30/26 (a)	101
240,000	Athene Global Funding 144A, 5.52%, 3/25/27 (b)	238
315,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.750%), 4.83%, 7/22/26 (a)	311
26,155	Bellemeade Re Ltd. 2021-3A 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 6.33%, 9/25/31 (a)(b)	26
14,216,990	Benchmark Mortgage Trust 2018-B6, 0.55%, 10/10/51 (f)	161
95,000	Blackstone Private Credit Fund, 2.70%, 1/15/25	93
130,000	Blue Owl Capital Corp., 3.75%, 7/22/25	126
85,000	Blue Owl Technology Finance Corp. 144A, 3.75%, 6/17/26 (b)	79
90,000	Boeing Co. 144A, 6.26%, 5/01/27 (b)	90
200,000	BSPRT Issuer Ltd. 2023-FL10 144A, (1 mo. Term Secured Overnight Financing Rate + 2.259%), 7.58%, 9/15/35 (a)(b)	202
280,000	BX Commercial Mortgage Trust 2020- VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 1.244%), 6.57%, 10/15/37 (a)(b)	278
300,000	BX Commercial Mortgage Trust 2024- XL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 6.76%, 2/15/39 (a) (b)	300
241,650	BX Commercial Mortgage Trust 2024- XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.691%), 7.01%, 3/15/41 (a) (b)	241
200,000	BX Trust 2021-ARIA 144A, (1 mo. Term Secured Overnight Financing Rate + 1.014%), 6.33%, 10/15/36 (a)(b)	198
200,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 6.96%, 2/15/41 (a)(b)	200
200,000	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.692%), 7.01%, 4/15/29 (a)(b)	200
80,000	Campbell Soup Co., 5.20%, 3/19/27	80
2,815,180	Cantor Commercial Real Estate Lending 2019- CF1, 1.29%, 5/15/52 (f)	106
75,000	Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.440%), 7.15%, 10/29/27 (a)	77
88,682	CARS-DB4 LP 2020-1A 144A, 2.69%, 2/15/50 (b)	86
465,003	CARS-DB5 LP 2021-1A 144A, 1.44%, 8/15/51 (b)	418
500,000	Carvana Auto Receivables Trust 2024-P1 144A, 5.05%, 4/10/29 (b)	494

72  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
75,000	CCO Holdings LLC/CCO Holdings Capital Corp. 144A, 5.13%, 5/01/27 (b)	$70
70,000	CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	70
90,000	Civitas Resources Inc. 144A, 8.38%, 7/01/28 (b)	94
190,000	CommonSpirit Health, 6.07%, 11/01/27	194
185,000	Concentrix Corp., 6.65%, 8/02/26	186
100,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 7.13%, 2/25/44 (a)(b)	100
127,137	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.59%, 11/25/39 (a)(b)	128
151,396	Connecticut Avenue Securities Trust 2022- R08 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.550%), 7.88%, 7/25/42 (a)(b)	156
100,000	Connecticut Avenue Securities Trust 2020- SBT1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.764%), 9.09%, 2/25/40 (a)(b)	107
21,000	Coty Inc. 144A, 5.00%, 4/15/26 (b)	21
75,000	Delek Logistics Partners LP/Delek Logistics Finance Corp. 144A, 8.63%, 3/15/29 (b)	76
400,000	Diamond Issuer LLC 2021-1A 144A, 2.31%, 11/20/51 (b)	354
40,000	DPL Inc., 4.13%, 7/01/25	39
70,000	Enact Holdings Inc. 144A, 6.50%, 8/15/25 (b)	70
165,000	Energy Transfer LP, 6.05%, 12/01/26	167
39,000	EQT Corp., 6.13%, 2/01/25	39
700,000	Fannie Mae Connecticut Avenue Securities 2021-R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 7.33%, 11/25/41 (a)(b)	704
250,000	First-Citizens Bank & Trust Co., (3 mo. Term Secured Overnight Financing Rate + 1.715%), 2.97%, 9/27/25 (a)(c)	246
550,000	Flagship Credit Auto Trust 2023-2 144A, 5.22%, 12/15/27 (b)	545
300,000	Flexential Issuer 2021-1A 144A, 3.25%, 11/27/51 (b)	272
200,000	Ford Motor Credit Co. LLC, 5.13%, 6/16/25	198
60,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (b)	59
100,143	Freddie Mac STACR REMIC Trust 2021- HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 0.850%), 6.18%, 9/25/41 (a)(b)	100
70,000	Freeport-McMoRan Inc., 4.55%, 11/14/24	70
245,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (b)	241
65,000	General Motors Financial Co. Inc., 3.80%, 4/07/25	64
65,000	General Motors Financial Co. Inc., 5.40%, 5/08/27	65
200,000	Genting New York LLC/GENNY Capital Inc. 144A, 3.30%, 2/15/26 (b)	191
85,000	Glencore Funding LLC 144A, 5.34%, 4/04/27 (b)	84

Principal or Shares	Security Description	Value (000)
200,000	GM Financial Consumer Automobile Receivables Trust 2024-1, 4.85%, 12/18/28	$198
15,000	Graphic Packaging International LLC, 4.13%, 8/15/24	15
600,000	GreatAmerica Leasing Receivables Funding LLC Series 2023-1 144A, 5.15%, 7/15/27 (b)	600
120,000	Gulfport Energy Corp. 144A, 8.00%, 5/17/26 (b)	122
85,000	Hyundai Capital America 144A, 5.25%, 1/08/27 (b)	84
385,000	Hyundai Capital America 144A, 5.65%, 6/26/26 (b)	383
65,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.190%), 5.04%, 1/23/28 (a)	64
78,050	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 0.97%, 12/26/28 (b)	77
70,000	Match Group Holdings II LLC 144A, 5.00%, 12/15/27 (b)	66
30,000	Meritage Homes Corp., 5.13%, 6/06/27	29
44,000	Meritage Homes Corp., 6.00%, 6/01/25	44
210,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 0.940%), 2.63%, 2/18/26 (a) (c)	205
180,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.669%), 4.68%, 7/17/26 (a)	178
135,000	Morgan Stanley, (U.S. Secured Overnight Financing Rate + 1.010%), 5.65%, 4/13/28 (a)	135
20,000	Nabors Industries Inc. 144A, 9.13%, 1/31/30 (b)	21
225,000	National Fuel Gas Co., 5.50%, 10/01/26	223
228,020	Navient Private Education Refi Loan Trust 2021-CA 144A, 1.06%, 10/15/69 (b)	198
256,816	Navient Private Education Refi Loan Trust 2021-FA 144A, 1.11%, 2/18/70 (b)	216
99,032	New Residential Mortgage Loan Trust 2017-1A 144A, 4.00%, 2/25/57 (b)(f)	93
175,408	New Residential Mortgage Loan Trust 2017-4A 144A, 4.00%, 5/25/57 (b)(f)	163
90,000	Newmont Corp./Newcrest Finance Pty Ltd. 144A, 5.30%, 3/15/26 (b)	89
180,000	NextEra Energy Operating Partners LP 144A, 4.25%, 7/15/24 (b)	180
85,000	Nissan Motor Acceptance Co. LLC 144A, 1.13%, 9/16/24 (b)	83
508,557	Oak Street Investment Grade Net Lease Fund Series 2020-1A 144A, 1.85%, 11/20/50 (b)	472
500,000	OneMain Direct Auto Receivables Trust 2022- 1A 144A, 4.65%, 3/14/29 (b)	495
75,000	OneMain Finance Corp., 7.13%, 3/15/26	76
300,000	OneMain Financial Issuance Trust 2023-2A 144A, 5.84%, 9/15/36 (b)	302
400,000	OneMain Financial Issuance Trust 2022-3A 144A, 5.94%, 5/15/34 (b)	401
125,000	ONEOK Inc., 5.55%, 11/01/26	125
185,000	Ovintiv Inc., 5.65%, 5/15/25	184
70,000	Penske Automotive Group Inc., 3.50%, 9/01/25	68
45,000	Penske Truck Leasing Co. LP/PTL Finance Corp. 144A, 5.35%, 1/12/27 (b)	45
400,000	PFS Financing Corp. 2024-B 144A, 4.95%, 2/15/29 (b)	394

Semi-Annual Report   73

   Payden Global Low Duration Fund continued

Principal or Shares	Security Description	Value (000)
200,000	PFS Financing Corp. 2023-C 144A, 5.52%, 10/15/28 (b)	$200
45,000	PNC Financial Services Group Inc., (U.S. Secured Overnight Financing Rate + 1.342%), 5.30%, 1/21/28 (a)	45
40,000	PRA Group Inc. 144A, 7.38%, 9/01/25 (b)	40
145,000	Qorvo Inc., 1.75%, 12/15/24	141
180,000	Regal Rexnord Corp. 144A, 6.05%, 2/15/26 (b)	180
165,000	Rocket Mortgage LLC/Rocket Mortgage Co.- Issuer Inc. 144A, 2.88%, 10/15/26 (b)	152
75,000	Ryder System Inc., 5.30%, 3/15/27	75
60,787	Santander Bank Auto Credit-Linked Notes 2022-A 144A, 5.28%, 5/15/32 (b)	61
250,000	Santander Bank Auto Credit-Linked Notes 2023-B 144A, 5.64%, 12/15/33 (b)	249
58,467	Santander Bank Auto Credit-Linked Notes 2022-B 144A, 6.79%, 8/16/32 (b)	58
102,775	Santander Bank Auto Credit-Linked Notes 2022-C 144A, 6.99%, 12/15/32 (b)	103
33,765	Santander Bank N.A.-SBCLN 2021-1A 144A, 1.83%, 12/15/31 (b)	33
123,925	Santander Drive Auto Receivables Trust 2023- S1 144A, 8.14%, 4/18/28 (b)	124
200,000	SBA Tower Trust 144A, 1.63%, 11/15/26 (b)	178
180,000	SBA Tower Trust 144A, 1.88%, 1/15/26 (b)	168
70,000	Sirius XM Radio Inc. 144A, 3.13%, 9/01/26 (b)	65
177,678	SoFi Professional Loan Program Trust 2021-A 144A, 1.03%, 8/17/43 (b)	150
306,078	SoFi Professional Loan Program Trust 2021-B 144A, 1.14%, 2/15/47 (b)	256
350,000	Stack Infrastructure Issuer LLC 2020-1A 144A, 1.89%, 8/25/45 (b)	329
75,000	Standard Industries Inc. 144A, 5.00%, 2/15/27 (b)	72
75,000	Starwood Property Trust Inc., 4.75%, 3/15/25	74
25,000	Sunoco LP 144A, 7.00%, 5/01/29 (b)	25
281,250	Taco Bell Funding LLC 2016-1A 144A, 4.97%, 5/25/46 (b)	275
55,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A, 7.38%, 2/15/29 (b)	55
70,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (b)	65
620,826	Texas Natural Gas Securitization Finance Corp., 5.10%, 4/01/35	615
300,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (b)	288
70,000	Toll Brothers Finance Corp., 4.88%, 11/15/25	69
75,000	Travel + Leisure Co. 144A, 6.63%, 7/31/26 (b)	75
70,000	TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 6/15/24	70
1,435,000	U.S. Treasury Note, 4.01%, 12/15/26	1,416
665,000	U.S. Treasury Note, 4.42%, 3/15/27	654
1,452,000	U.S. Treasury Note, 4.66%, 8/15/26	1,433
415,000	U.S. Treasury Note, 4.88%, 8/31/25	414
50,000	USA Compression Partners LP/USA Compression Finance Corp. 144A, 7.13%, 3/15/29 (b)	50
450,000	Vantage Data Centers Issuer LLC 2020-1A 144A, 1.65%, 9/15/45 (b)	421

Principal or Shares	Security Description	Value (000)
219,996	Vantage Data Centers Issuer LLC 2019-1A 144A, 3.19%, 7/15/44 (b)	$219
75,000	VICI Properties LP, 4.38%, 5/15/25	74
40,000	Vistra Operations Co. LLC 144A, 5.00%, 7/31/27 (b)	38
250,000	Volkswagen Group of America Finance LLC 144A, 5.30%, 3/22/27 (b)	248
265,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.320%), 3.91%, 4/25/26 (a)	260
90,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (a)	90
5,617,429	Wells Fargo Commercial Mortgage Trust 2018- C46, 1.06%, 8/15/51 (f)	121
100,000	Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25	97
300,000	Westlake Automobile Receivables Trust 2024- 1A 144A, 5.55%, 11/15/27 (b)	298
295,500	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (b)	265
40,000	XHR LP 144A, 6.38%, 8/15/25 (b)	40
		26,220
Total Bonds (Cost - $44,948)		43,534
Commercial Paper(g) (2%)
500,000	Nutrien Ltd., 5.54%, 5/14/24	499
350,000	VW Credit Inc., 5.54%, 5/21/24	349
250,000	VW Credit Inc., 5.57%, 5/08/24	250
Total Commercial Paper (Cost - $1,098)		1,098
Investment Company (3%)
1,146,027	Payden Cash Reserves Money Market Fund* (Cost - $1,146)	1,146
Total Investments (Cost - $47,192) (101%)		45,778
Liabilities in excess of Other Assets (-1%)		(616)
Net Assets (100%)		$45,162

*	Affiliated investment.
(a)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(b)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)

All or a portion of these securities are on loan. At April 30, 2024, the total market value of the Fund’s securities on loan is $790 and the total market value of the collateral held by the Fund is $818. Amounts in 000s.

(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(e)	Principal in foreign currency.
(f)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Yield to maturity at time of purchase.

74  Payden Mutual Funds

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 202	GBP 158	HSBC Bank USA, N.A.	06/26/2024	$5

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	45	Jun-24	$9,120	$(82)	$(82)
Short Contracts:
U.S. Treasury 5-Year Note Future	7	Jun-24	(733)	14	14

Total Futures					$(68)

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$790
Non-cash Collateral[2]	(790)

Net Amount	$—

1 The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

2 At April 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report   75

   Payden Global Fixed Income Fund

The Fund seeks a high level of total return that is consistent with preservation of capital.

Portfolio Composition - percent of investments
Corporate Bond	34%
Foreign Government	31%
Mortgage Backed	18%
Asset Backed	9%
Investment Company	5%
Other	3%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (94%)
Australia (AUD) (1%)
2,450,000	Australia Government Bond Series 145, 2.75%, 6/21/35 (a)(b)	$1,351
Australia (USD) (1%)
850,000	Macquarie Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 1.700%), 3.05%, 3/03/36 (c)(d)	694
Austria (EUR) (0%)
120,000	Republic of Austria Government Bond 144A, 2.40%, 5/23/34 (a)(b)(c)	121
390,000	Republic of Austria Government Bond 144A, 3.15%, 6/20/44 (a)(b)(c)	412
		533
Belgium (EUR) (1%)
100,000	Kingdom of Belgium Government Bond Series 74 144A, 0.80%, 6/22/25 (a)(b)(c)	104
700,000	Kingdom of Belgium Government Bond Series 75 144A, 1.00%, 6/22/31 (a)(b)(c)	655
410,000	Kingdom of Belgium Government Bond Series 78 144A, 1.60%, 6/22/47 (a)(b)(c)	310
		1,069
Bermuda (USD) (1%)
200,000	Bermuda Government International Bond 144A, 3.38%, 8/20/50 (c)	131
696,877	Eagle RE Ltd. 2021-2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.050%), 7.38%, 4/25/34 (c)(d)	698
300,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (c)	270
550,000	RR Ltd. 2022-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.730%), 7.06%, 1/15/36 (c)(d)	552
		1,651
Canada (CAD) (2%)
1,480,000	Canadian Government Bond, 3.50%, 12/01/45 (b)	1,038
600,000	Canadian Government Bond, 5.00%, 6/01/37 (b)	489
775,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 4.94%, 1/25/52 (b)(c)	519
900,000	CPPIB Capital Inc. 144A, 1.95%, 9/30/29 (b) (c)	582
400,000	Municipal Finance Authority of British, 2.55%, 10/09/29 (b)	266
500,000	OMERS Finance Trust 144A, 2.60%, 5/14/29 (b)(c)	334

Principal or Shares	Security Description	Value (000)
700,000	Ontario Teachers’ Finance Trust 144A, 1.10%, 10/19/27 (b)(c)	$455
		3,683
Canada (USD) (1%)
350,000	Bank of Montreal, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.452%), 7.70%, 5/26/84 (d)	350
325,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (d)	328
575,000	TELUS Corp., 3.40%, 5/13/32	489
325,000	Toronto-Dominion Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (d)	335
		1,502
Cayman Islands (USD) (3%)
407,005	CBAM Ltd. 2018-5A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.282%), 6.60%, 4/17/31 (c)(d)	408
250,000	FS Rialto 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.614%), 7.93%, 11/16/36 (c)(d)	233
408,588	Goldentree Loan Opportunities X Ltd. 2015- 10A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.382%), 6.71%, 7/20/31 (c) (d)	409
400,000	Greystone CRE Notes Ltd. 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.314%), 7.64%, 7/15/39 (c)(d)	385
1,350,000	HGI CRE CLO Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 1.914%), 7.23%, 9/17/36 (c)(d)	1,306
900,000	Ocean Trails CLO VII 2019-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.712%), 8.03%, 4/17/30 (c)(d)	897
250,000	STWD Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.914%), 8.23%, 4/18/38 (c)(d)	225
400,000	Symphony CLO XXIV Ltd. 2020-24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.912%), 7.24%, 1/23/32 (c)(d)	401
300,000	Transocean Inc. 144A, 8.25%, 5/15/29 (c)	298
350,000	Transocean Inc. 144A, 8.50%, 5/15/31 (c)	349
450,000	TRTX Issuer Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.83%, 3/15/38 (c)(d)	410
		5,321

76  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Chile (EUR) (0%)
550,000	Chile Government International Bond, 4.13%, 7/05/34 (b)	$592
Colombia (USD) (0%)
350,000	Colombia Government International Bond, 7.38%, 9/18/37	335
Costa Rica (USD) (0%)
450,000	Costa Rica Government International Bond 144A, 6.55%, 4/03/34 (c)	457
Czech Republic (CZK) (1%)
32,000,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 (b)	914
Denmark (DKK) (0%)
650,000	Denmark Government Bond, 4.50%, 11/15/39 (b)	113
Denmark (USD) (0%)
350,000	Danske Bank A/S, (Treasury 7 year constant maturity + 4.130%), 7.00% (a)(d)(e)	347
Finland (EUR) (0%)
170,000	Finland Government Bond 144A, 2.75%, 7/04/28 (a)(b)(c)	180
Finland (USD) (0%)
325,000	Nordea Bank Abp, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.110%), 6.63% (a)(d)(e)	319
France (EUR) (4%)
300,000	Credit Agricole SA, (5 yr. Euro Swap + 4.370%), 4.00% (a)(b)(d)(e)	298
500,000	Credit Mutuel Arkea SA, 1.63%, 4/15/26 (a)(b)	513
900,000	French Republic Government Bond OAT Series 23Y 144A, 0.50%, 6/25/44 (a)(b)(c)	563
750,000	French Republic Government Bond OAT Series 20Y 144A, 1.25%, 5/25/36 (a)(b)(c)	647
20,000	French Republic Government Bond OAT Series 10Y 144A, 1.75%, 11/25/24 (a)(b)(c)	21
2,800,000	French Republic Government Bond OAT Series 16Y 144A, 2.50%, 5/25/30 (a)(b)(c)	2,923
250,000	Mobilux Finance SAS, 0.00%, 5/15/30 (b)(f)	267
		5,232
France (USD) (1%)
400,000	BPCE SA 144A, 2.38%, 1/14/25 (c)	390
550,000	Credit Agricole SA 144A, 5.51%, 7/05/33 (c)	545
		935
Germany (EUR) (2%)
1,200,000	Bundesobligation Series 188, 2.40%, 10/19/28 (a)(b)	1,267
1,450,000	Bundesrepublik Deutschland Bundesanleihe, 1.25%, 8/15/48 (a)(b)	1,152
160,000	Bundesrepublik Deutschland Bundesanleihe, 3.25%, 7/04/42 (a)(b)	183
100,000	Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/04/34 (a)(b)	127
		2,729
Guatemala (USD) (0%)
580,000	Guatemala Government Bond, 4.50%, 5/03/26 (a)	559
Hungary (HUF) (1%)
425,000,000	Hungary Government Bond Series 38/A, 3.00%, 10/27/38 (b)	742

Principal or Shares	Security Description	Value (000)
Indonesia (EUR) (0%)
290,000	Indonesia Government International Bond 144A, 3.75%, 6/14/28 (b)(c)	$309
Indonesia (IDR) (1%)
13,540,000,000	Indonesia Treasury Bond Series FR87, 6.50%, 2/15/31 (b)	797
Ireland (EUR) (5%)
456,775	Arbour CLO V DAC 5A 144A, (3 mo. EURIBOR + 0.820%), 4.76%, 9/15/31 (b)(c) (d)	486
434,497	Avoca CLO XIV DAC 14A 144A, (3 mo. EURIBOR + 0.810%), 4.72%, 1/12/31 (b)(c) (d)	461
325,000	Bank of Ireland Group PLC, (5 yr. Euro Swap + 6.434%), 6.00% (a)(b)(d)(e)	344
500,000	Bridgepoint CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.800%), 5.71%, 4/15/36 (b)(c) (d)	536
450,000	Cairn CLO 2023-17A 144A, (3 mo. EURIBOR + 1.800%), 5.70%, 10/18/36 (b)(c)(d)	483
420,000	Harvest CLO XVI DAC 16A 144A, (3 mo. EURIBOR + 1.300%), 5.21%, 10/15/31 (b) (c)(d)	446
250,000	Ireland Government Bond, 1.10%, 5/15/29 (a) (b)	246
216,008	Last Mile Logistics Pan Euro Finance DAC 1A 144A, (3 mo. EURIBOR + 1.900%), 5.82%, 8/17/33 (b)(c)(d)	224
903,308	Last Mile Logistics Pan Euro Finance DAC 1X, (3 mo. EURIBOR + 2.700%), 6.62%, 8/17/33 (a)(b)(d)	918
239,951	Last Mile Securities PE DAC 2021-1A 144A, (3 mo. EURIBOR + 2.350%), 6.27%, 8/17/31 (b) (c)(d)	253
900,000	Palmer Square European CLO DAC 2021-1A 144A, (3 mo. EURIBOR + 0.870%), 4.78%, 4/15/34 (b)(c)(d)	951
290,000	Palmer Square European Loan Funding DAC 2024-1A 144A, (3 mo. EURIBOR + 2.070%), 5.94%, 8/15/33 (b)(c)(d)	310
525,000	Permanent TSB Group Holdings PLC, (ICE 1Year Euribor Swap Fix + 3.500%), 6.63%, 4/25/28 (a)(b)(d)	591
750,000	Sculptor European CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.750%), 5.66%, 1/14/32 (b) (c)(d)	798
		7,047
Ireland (USD) (0%)
400,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	334
Italy (EUR) (3%)
175,000	doValue SpA 144A, 3.38%, 7/31/26 (b)(c)	166
3,460,000	Italy Buoni Poliennali Del Tesoro Series 10Y 144A, 0.60%, 8/01/31 (a)(b)(c)	2,994
1,000,000	Italy Buoni Poliennali Del Tesoro Series 10Y, 2.50%, 12/01/32 (a)(b)	974
350,000	UniCredit SpA, (5-Year Mid-Swap Rate + 4.081%), 3.88% (a)(b)(d)(e)	329
		4,463

Semi-Annual Report   77

   Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
Italy (USD) (1%)
350,000	Intesa Sanpaolo SpA 144A, (5 yr. Swap Semi 30/360 USD + 5.462%), 7.70% (c)(d)(e)	$348
650,000	Intesa Sanpaolo SpA 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.900%), 7.78%, 6/20/54 (c)(d)	666
		1,014
Japan (JPY) (8%)
637,400,000	Japan Government Ten Year Bond Series 341, 0.30%, 12/20/25 (b)	4,048
265,000,000	Japan Government Thirty Year Bond Series 58, 0.80%, 3/20/48 (b)	1,362
243,200,000	Japan Government Thirty Year Bond Series 49, 1.40%, 12/20/45 (b)	1,458
10,000,000	Japan Government Thirty Year Bond Series 31, 2.20%, 9/20/39 (b)	71
10,000,000	Japan Government Thirty Year Bond Series 30, 2.30%, 3/20/39 (b)	72
420,500,000	Japan Government Twenty Year Bond Series 104, 2.10%, 6/20/28 (b)	2,853
360,000,000	Japan Treasury Discount Bill 1170, 0.02%, 7/22/24 (b)(f)	2,282
		12,146
Japan (USD) (0%)
690,000	Nissan Motor Co. Ltd. 144A, 4.81%, 9/17/30 (c)	628
Jersey (EUR) (0%)
625,000	Heathrow Funding Ltd., 1.13%, 10/08/30 (a) (b)	563
Jersey (USD) (0%)
650,000	GoldenTree Loan Management U.S. CLO Ltd. 2022-16A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.670%), 6.99%, 1/20/34 (c)(d)	653
Luxembourg (USD) (1%)
400,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (c)	411
615,175	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (c)	551
		962
Malaysia (MYR) (0%)
1,700,000	Malaysia Government Bond Series 0307, 3.50%, 5/31/27 (b)	355
1,300,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 (b)	289
		644
Mexico (MXN) (1%)
11,660,000	Mexican Bonos Series M, 5.75%, 3/05/26 (b)	625
20,430,000	Mexican Bonos Series M, 7.75%, 11/13/42 (b)	964
7,760,000	Mexican Bonos Series M, 8.50%, 5/31/29 (b)	425
		2,014
Mexico (USD) (1%)
400,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A, 7.88%, 2/15/39 (c)	419
350,000	Electricidad Firme de Mexico Holdings SA de CV 144A, 4.90%, 11/20/26 (c)	334
350,000	Grupo Axo SAPI de CV 144A, 5.75%, 6/08/26 (c)	337

Principal or Shares	Security Description	Value (000)
250,000	Mexico Government International Bond, 6.34%, 5/04/53	$233
400,000	Petroleos Mexicanos, 5.95%, 1/28/31	316
		1,639
Morocco (USD) (0%)
250,000	OCP SA 144A, 7.50%, 5/02/54 (c)	243
Netherlands (EUR) (3%)
600,000	Enel Finance International NV, 3.88%, 3/09/29 (a)(b)	645
600,000	JAB Holdings BV, 5.00%, 6/12/33 (a)(b)	673
300,000	LKQ Dutch Bond BV, 4.13%, 3/13/31 (b)	318
100,000	Netherlands Government Bond 144A, 0.50%, 7/15/26 (a)(b)(c)	101
530,000	Netherlands Government Bond 144A, 4.00%, 1/15/37 (a)(b)(c)	629
700,000	Sagax Euro Mtn NL BV, 0.75%, 1/26/28 (a)(b)	652
650,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/09/27 (b)	677
		3,695
New Zealand (USD) (1%)
800,000	ASB Bank Ltd. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.250%), 5.28%, 6/17/32 (c)(d)	782
Norway (USD) (0%)
350,000	Var Energi ASA 144A, 7.50%, 1/15/28 (c)	366
Paraguay (USD) (0%)
200,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (c)	193
450,000	Paraguay Government International Bond 144A, 5.85%, 8/21/33 (c)	436
		629
Peru (PEN) (1%)
8,500,000	Peru Government Bond, 5.35%, 8/12/40 (b)	1,812
Poland (PLN) (0%)
410,000	Republic of Poland Government Bond Series 1029, 2.75%, 10/25/29 (b)	88
Romania (EUR) (0%)
150,000	Romanian Government International Bond 144A, 6.63%, 9/27/29 (b)(c)	172
Singapore (SGD) (0%)
280,000	Singapore Government Bond, 3.50%, 3/01/27 (b)	206
Spain (EUR) (3%)
400,000	Abanca Corp. Bancaria SA, (5 yr. Euro Swap + 6.570%), 6.00% (a)(b)(d)(e)	412
500,000	Banco de Sabadell SA, (1Year Euribor Swap Rate + 2.400%), 5.25%, 2/07/29 (a)(b)(d)	552
200,000	Banco de Sabadell SA, (5 yr. Euro Swap + 6.830%), 9.38% (a)(b)(d)(e)	234
600,000	CaixaBank SA, (3 mo. EURIBOR + 1.000%), 0.75%, 5/26/28 (a)(b)(d)	584
500,000	International Consolidated Airlines Group SA, 3.75%, 3/25/29 (a)(b)	524
1,650,000	Spain Government Bond 144A, 1.25%, 10/31/30 (a)(b)(c)	1,572
560,000	Spain Government Bond 144A, 2.90%, 10/31/46 (a)(b)(c)	519
		4,397

78  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Spain (USD) (1%)
600,000	Banco Santander SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.900%), 1.72%, 9/14/27 (d)	$543
400,000	Banco Santander SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.298%), 9.63% (d)(e)	428
		971
Sri Lanka (USD) (0%)
350,000	Sri Lanka Government International Bond, 6.85%, 11/03/25 (a)	201
Supranational (USD) (0%)
350,000	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (c)	363
Sweden (SEK) (0%)
2,900,000	Sweden Government Bond Series 1059, 1.00%, 11/12/26 (a)(b)	251
Sweden (USD) (0%)
400,000	Swedbank AB, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.589%), 7.63% (a)(d)(e)	393
Switzerland (CHF) (1%)
1,050,000	Swiss Confederation Government Bond, 0.50%, 5/27/30 (a)(b)	1,125
Switzerland (USD) (0%)
500,000	UBS Group AG 144A, (U.S. Secured Overnight Financing Rate + 5.020%), 9.02%, 11/15/33 (c)(d)	591
Thailand (THB) (1%)
60,500,000	Thailand Government Bond, 1.59%, 12/17/35 (b)	1,428
United Kingdom (EUR) (1%)
400,000	Mobico Group PLC, 4.88%, 9/26/31 (a)(b)	413
625,000	Tesco Corporate Treasury Services PLC, 4.25%, 2/27/31 (a)(b)	680
		1,093
United Kingdom (GBP) (2%)
350,000	Barclays PLC, 3.00%, 5/08/26 (a)(b)	416
130,000	Sage AR Funding No 1 PLC 1A 144A, (Sterling Overnight Index Average + 3.000%), 8.22%, 11/17/30 (b)(c)(d)	158
600,000	United Kingdom Gilt, 0.38%, 10/22/30 (a)(b)	588
1,500,000	United Kingdom Gilt, 3.75%, 7/22/52 (a)(b)	1,578
800,000	United Kingdom Gilt, 4.25%, 9/07/39 (a)(b)	958
		3,698
United Kingdom (USD) (1%)
350,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (c)	342
400,000	Antofagasta PLC 144A, 6.25%, 5/02/34 (c)	400
325,000	Barclays PLC, (5-Year U.S. Dollar SOFR ICE Swap Rate + 5.775%), 9.63% (d)(e)	340
520,000	Fresnillo PLC 144A, 4.25%, 10/02/50 (c)	380
325,000	HSBC Holdings PLC, (USD ICE Swap Rate 11:00 am NY 5Y + 4.368%), 6.38% (d)(e)	322
		1,784
United States (EUR) (3%)
375,000	Blackstone Holdings Finance Co. LLC, 1.50%, 4/10/29 (a)(b)	361
350,000	Booking Holdings Inc., 4.13%, 5/12/33 (b)	383

Principal or Shares	Security Description	Value (000)
550,000	Capital One Financial Corp., 1.65%, 6/12/29 (b)	$517
850,000	Discovery Communications LLC, 1.90%, 3/19/27 (b)	860
600,000	Duke Energy Corp., 3.75%, 4/01/31 (b)	629
700,000	Morgan Stanley, (3 mo. EURIBOR + 0.833%), 1.10%, 4/29/33 (b)(d)	606
850,000	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, 10/15/26 (b)	745
550,000	Prologis Euro Finance LLC, 4.00%, 5/05/34 (b)	584
650,000	Southern Co., (5 yr. Euro Swap + 2.108%), 1.88%, 9/15/81 (b)(d)	612
		5,297
United States (GBP) (0%)
350,000	General Motors Financial Co. Inc., 2.35%, 9/03/25 (a)(b)	418
United States (USD) (36%)
390,000	American Equity Investment Life Holding Co., 5.00%, 6/15/27	375
450,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (d)	447
500,000	American Homes 4 Rent LP, 2.38%, 7/15/31	397
475,000	American Tower Corp., 5.50%, 3/15/28	473
850,000	American Tower Trust 144A, 5.49%, 3/15/28 (c)	847
250,250	Arbys Funding LLC 2020-1A 144A, 3.24%, 7/30/50 (c)	229
800,000	AT&T Inc., 4.35%, 3/01/29	764
350,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.472%), 3.97%, 2/07/30 (d)	325
1,000,000	Blackstone Secured Lending Fund, 2.75%, 9/16/26	919
850,000	Blue Owl Capital Corp., 3.75%, 7/22/25	825
425,000	Boeing Co., 2.20%, 2/04/26	397
600,000	Boeing Co. 144A, 6.53%, 5/01/34 (c)	604
550,000	BP Capital Markets America Inc., 4.89%, 9/11/33	529
750,000	Broadcom Inc. 144A, 3.50%, 2/15/41 (c)	557
676,619	BX Commercial Mortgage Trust 2024- XL5 144A, (1 mo. Term Secured Overnight Financing Rate + 1.392%), 6.71%, 3/15/41 (c) (d)	676
600,000	BX Trust 2024-CNYN 144A, (1 mo. Term Secured Overnight Financing Rate + 1.442%), 6.76%, 4/15/29 (c)(d)	600
2,252,533	Cantor Commercial Real Estate Lending 2019- CF1, 1.29%, 5/15/52 (g)	85
266,045	CARS-DB4 LP 2020-1A 144A, 3.25%, 2/15/50 (c)	227
350,000	CARS-DB4 LP 2020-1A 144A, 4.17%, 2/15/50 (c)	339
220,000	Centene Corp., 4.25%, 12/15/27	208
750,000	Charter Communications Operating LLC/ Charter Communications Operating Capital, 4.80%, 3/01/50	525
550,000	Civitas Resources Inc. 144A, 8.75%, 7/01/31 (c)	584
286,204	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.100%), 6.43%, 2/25/44 (c)(d)	286

Semi-Annual Report   79

   Payden Global Fixed Income Fund continued

Principal or Shares	Security Description	Value (000)
373,883	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 6.48%, 3/25/44 (c)(d)	$374
250,000	Encino Acquisition Partners Holdings LLC 144A, 8.75%, 5/01/31 (c)	255
550,000	Energy Transfer LP, 5.75%, 2/15/33	546
800,000	Equinix Inc., 2.50%, 5/15/31	652
785,000	Evergy Inc., 2.90%, 9/15/29	688
680,000	Extra Space Storage LP, 2.20%, 10/15/30	549
198,919	Fannie Mae Connecticut Avenue Securities 2016-C07, (U.S. Secured Overnight Financing Rate Index 30day Average + 9.614%), 14.94%, 5/25/29 (d)	227
493,592	Fannie Mae Connecticut Avenue Securities 2016-C04, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.364%), 15.69%, 1/25/29 (d)	563
497,428	Fannie Mae Connecticut Avenue Securities 2016-C05, (U.S. Secured Overnight Financing Rate Index 30day Average + 10.864%), 16.19%, 1/25/29 (d)	573
354,269	Fannie Mae-Aces 2018-M13, 3.86%, 9/25/30 (g)	330
122,134	FN AL3577 30YR, 3.50%, 4/01/43	110
687,295	FN BM2007 30YR, 4.00%, 9/01/48	627
356,395	FN BP6345 30YR, 3.00%, 6/01/50	299
471,749	FN BW1433 30YR, 4.00%, 5/01/52	423
741,658	FN CB2759 30YR, 3.00%, 2/01/52	614
1,184,571	FN CB3258 30YR, 3.50%, 4/01/52	1,023
1,124,954	FN CB4127 30YR, 4.50%, 7/01/52	1,037
521,596	FN CB5106 30YR, 5.00%, 11/01/52	496
793,483	FN CB8021 30YR, 6.50%, 2/01/54	802
464,022	FN FM1717 30YR, 3.50%, 12/01/45	416
875,854	FN FM3162 30YR, 3.00%, 11/01/46	753
1,454,218	FN FM7194 30YR, 2.50%, 3/01/51	1,170
1,055,496	FN FM9195 30YR, 2.50%, 10/01/51	845
630,633	FN FS0007 30YR, 3.00%, 8/01/50	527
549,981	FN FS3111 30YR, 5.00%, 9/01/52	523
339,578	FN MA4413 30YR, 2.00%, 9/01/51	258
531,619	FN MA4785 30YR, 5.00%, 10/01/52	504
1,213,652	FR RA3728 30YR, 2.00%, 10/01/50	932
1,146,222	FR RA7778 30YR, 4.50%, 8/01/52	1,057
1,590,855	FR SB8509 15YR, 2.00%, 1/01/36	1,383
1,080,313	FR SD0729 30YR, 2.00%, 10/01/51	825
939,020	FR SD1035 30YR, 4.00%, 5/01/52	842
1,075,548	FR ZA4718 30YR, 3.00%, 10/01/46	914
797,945	FR ZT0534 30YR, 3.50%, 12/01/47	709
800,000	Freddie Mac STACR REMIC Trust 2021- DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 8.73%, 8/25/33 (c)(d)	879
350,000	FS KKR Capital Corp. 144A, 4.25%, 2/14/25 (c)	345
401,764	G2 MA3663 30YR, 3.50%, 5/20/46	360
446,175	G2 MA4195 30YR, 3.00%, 1/20/47	385
443,154	G2 MA5265 30YR, 4.50%, 6/20/48	419
1,053,289	G2 MA6930 30YR, 2.00%, 10/20/50	830
1,351,091	G2 MA7472 30YR, 2.50%, 7/20/51	1,110
1,002,825	G2 MA7766 30YR, 2.00%, 12/20/51	790
575,000	GLP Capital LP/GLP Financing II Inc., 4.00%, 1/15/31	504
500,000	Goldman Sachs Group Inc., 2.60%, 2/07/30	429

Principal or Shares	Security Description	Value (000)
425,000	Hyundai Capital America 144A, 1.80%, 1/10/28 (c)	$370
685,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	610
350,000	ITC Holdings Corp. 144A, 2.95%, 5/14/30 (c)	302
350,000	JPMorgan Chase & Co., (3 mo. Term Secured Overnight Financing Rate + 1.510%), 2.74%, 10/15/30 (d)	304
55,094	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 2.28%, 12/26/28 (c)	54
556,272	JPMorgan Chase Bank N.A.-CACLN 2020-2 144A, 31.36%, 2/25/28 (c)	601
220,000	Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (c)	213
250,000	Matador Resources Co. 144A, 6.50%, 4/15/32 (c)	248
290,000	National Fuel Gas Co., 5.50%, 1/15/26	288
470,000	Nationwide Mutual Insurance Co. 144A, 9.38%, 8/15/39 (c)	583
63,000	Pacific Life Insurance Co. 144A, 9.25%, 6/15/39 (c)	81
450,000	Panther Escrow Issuer LLC 144A, 7.13%, 6/01/31 (c)	453
400,000	PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	390
500,000	Permian Resources Operating LLC 144A, 9.88%, 7/15/31 (c)	553
600,000	Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31	475
287,250	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (c)	256
400,000	Sabine Pass Liquefaction LLC, 5.63%, 3/01/25	399
243,149	Santander Bank Auto Credit-Linked Notes 2022-A 144A, 5.28%, 5/15/32 (c)	242
600,000	Santander Bank Auto Credit-Linked Notes 2023-B 144A, 6.66%, 12/15/33 (c)	599
70,161	Santander Bank Auto Credit-Linked Notes 2022-B 144A, 6.79%, 8/16/32 (c)	70
2,327	Santander Drive Auto Receivables Trust 2023- S1 144A, 0.00%, 4/18/28 (c)(f)	461
500,000	SBA Tower Trust 144A, 2.84%, 1/15/25 (c)	489
850,000	Stellantis Finance U.S. Inc. 144A, 2.69%, 9/15/31 (c)	696
500,000	Store Master Funding I-VII XIV XIX XX XXIV XXII 2024-1A 144A, 5.70%, 5/20/54 (c)	498
850,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (c)	817
2,000,000	U.S. Treasury Bill, 5.30%, 10/24/24 (f)	1,949
1,600,000	U.S. Treasury Bond, 2.00%, 8/15/51	919
2,310,000	U.S. Treasury Bond, 2.25%, 8/15/46 (h)(i)	1,482
600,000	Venture Global LNG Inc. 144A, 8.13%, 6/01/28 (c)	614
350,000	Venture Global LNG Inc. 144A, 9.50%, 2/01/29 (c)	376
800,000	VMware LLC, 2.20%, 8/15/31	633
800,000	Warnermedia Holdings Inc., 5.14%, 3/15/52	613
800,000	Welltower OP LLC, 3.85%, 6/15/32	705
300,000	Western Midstream Operating LP, 6.15%, 4/01/33	300
550,000	Workday Inc., 3.80%, 4/01/32	487
		57,245

80  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Uzbekistan (USD) (0%)
650,000	Republic of Uzbekistan International Bond 144A, 3.90%, 10/19/31 (c)	$520
Total Bonds (Cost - $169,384)
		150,239
Bank Loans(j) (0%)
413,314	DirectV Financing LLC Term Loan NON-EXT 1L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 10.43%, 8/02/27 (Cost - $415)	416
Investment Company (5%)
2,774,318	Payden Cash Reserves Money Market Fund *	2,774
147,059	Payden Emerging Market Corporate Bond Fund *	1,256
495,851	Payden Emerging Markets Local Bond Fund *	2,276
146,702	Payden Floating Rate Fund, SI Class *	1,436
Total Investment Company (Cost - $7,854)		7,742

Total Investments (Cost - $177,653) (99%)		158,397
Other Assets, net of Liabilities (1%)		2,250
Net Assets (100%)		$160,647
*	Affiliated investment.
(a)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(e)	Perpetual security with no stated maturity date.
(f)	Yield to maturity at time of purchase.
(g)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(h)	All or a portion of security has been pledged in connection with outstanding centrally cleared swaps.
(i)	All or a portion of the security is pledged to cover futures contract margin requirements.
(j)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CLP 798,800	USD 817	Citibank, N.A.	05/23/2024	$15
USD 12	JPY 1,961	Barclays Bank PLC	05/23/2024	—
USD 779	MYR 3,708	Barclays Bank PLC	05/23/2024	1
USD 1,539	THB 55,200	Barclays Bank PLC	05/23/2024	46
USD 1,279	CHF 1,115	BNP PARIBAS	05/23/2024	63
USD 1,670	EUR 1,558	BNP PARIBAS	05/23/2024	6
USD 1,221	JPY 189,600	BNP PARIBAS	05/23/2024	14
USD 1,258	SEK 13,056	BNP PARIBAS	05/23/2024	72
USD 242	SGD 325	BNP PARIBAS	05/23/2024	3
USD 14,718	JPY 2,216,700	Citibank, N.A.	05/07/2024	648
USD 1,328	IDR 20,707,000	Citibank, N.A.	05/22/2024	55
USD 823	AUD 1,256	Citibank, N.A.	05/23/2024	9
USD 844	JPY 126,200	Citibank, N.A.	05/23/2024	41
USD 12,281	JPY 1,923,900	Citibank, N.A.	06/06/2024	13
USD 1,162	CHF 1,047	Citibank, N.A.	07/24/2024	12
USD 4,921	GBP 3,895	HSBC Bank USA, N.A.	05/07/2024	54
USD 790	HUF 283,570	HSBC Bank USA, N.A.	05/23/2024	17
USD 4,217	GBP 3,367	HSBC Bank USA, N.A.	06/06/2024	9
USD 267	SEK 2,910	HSBC Bank USA, N.A.	07/24/2024	2
USD 1,714	GBP 1,359	Morgan Stanley & Co. LLC	05/23/2024	16
USD 41,659	EUR 38,525	State Street Bank & Trust Co.	05/07/2024	533
USD 800	JPY 125,000	State Street Bank & Trust Co.	05/23/2024	5
USD 37,409	EUR 34,940	State Street Bank & Trust Co.	06/06/2024	65
USD 3,862	CAD 5,305	State Street Bank & Trust Co.	07/24/2024	3
ZAR 50,360	USD 2,629	Citibank, N.A.	05/23/2024	42

				1,744

Semi-Annual Report   81

   Payden Global Fixed Income Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
AUD 1,256	USD 822	Citibank, N.A.	05/23/2024	$(8)
CHF 1,115	USD 1,226	BNP PARIBAS	05/23/2024	(10)
CZK 2,092	USD 89	BNP PARIBAS	05/23/2024	–
EUR 799	USD 871	BNP PARIBAS	05/23/2024	(18)
EUR 38,525	USD 41,222	State Street Bank & Trust Co.	05/07/2024	(97)
GBP 3,895	USD 4,879	HSBC Bank USA, N.A.	05/07/2024	(12)
GBP 82	USD 103	Morgan Stanley & Co. LLC	05/23/2024	–
JPY 252,700	USD 1,703	Barclays Bank PLC	05/23/2024	(95)
JPY 190,061	USD 1,286	BNP PARIBAS	05/23/2024	(77)
JPY 2,216,700	USD 14,139	Citibank, N.A.	05/07/2024	(68)
NOK 13,258	USD 1,259	BNP PARIBAS	05/23/2024	(65)
PEN 275	USD 74	HSBC Bank USA, N.A.	05/23/2024	(1)
PLN 2,594	USD 640	Barclays Bank PLC	05/23/2024	–
USD 1,818	CZK 43,062	BNP PARIBAS	05/23/2024	(9)
USD 2,616	ZAR 50,360	Citibank, N.A.	05/23/2024	(54)
USD 1,418	AUD 2,198	Citibank, N.A.	07/24/2024	(9)
USD 136	DKK 945	Citibank, N.A.	07/24/2024	–
USD 1,974	PEN 7,617	HSBC Bank USA, N.A.	05/23/2024	(49)
USD 2,371	MXN 41,470	Morgan Stanley & Co. LLC	05/23/2024	(41)

				(613)

Net Unrealized Appreciation (Depreciation)				$1,131

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
Euro-Bobl Future	42	Jun-24	$5,219	$(65)	$(65)
Euro-Buxl Future	4	Jun-24	550	(17)	(17)
Euro-Schatz Future	46	Jun-24	5,160	(23)	(23)
Long Gilt Future	6	Jun-24	718	(12)	(12)
U.S. Long Bond Future	42	Jun-24	4,780	(206)	(206)
U.S. Treasury 2-Year Note Future	10	Jun-24	2,027	(20)	(20)
U.S. Treasury 5-Year Note Future	114	Jun-24	11,941	(253)	(253)

					(596)

Short Contracts:
Euro-Bund Future	1	Jun-24	(139)	1	1
U.S. Treasury 10-Year Note Future	29	Jun-24	(3,116)	80	80
U.S. Treasury 10-Year Ultra Future	54	Jun-24	(5,952)	190	190
U.S. Ultra Bond Future	3	Jun-24	(359)	7	7

					278

Total Futures					$(318)

82  Payden Mutual Funds

Open Centrally Cleared Credit Default Swap Contracts

Description	Maturity Date	Notional Amount (000s)		Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
Protection Bought (Relevant Credit: Markit CDX, North America High Yield Series 42 Index), Pay 5% Quarterly, Receive upon credit default	06/20/2029	USD	3,400	$(219)	$(230)	$11

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)		Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
10-Year Interest Rate Swap, Receive Fixed 1.125% Quarterly, Pay Variable 3.620% (3M KWCDC) Quarterly	10/07/2029	KRW	1,584,200	$(142)	$—	$(142)
10-Year Interest Rate Swap, Receive Fixed 1.800% Quarterly, Pay Variable 3.650% (3M KWCDC) Quarterly	09/23/2031	KRW	2,288,000	(192)	—	(192)
5-Year Interest Rate Swap, Receive Fixed 2.4810% Quarterly, Pay Variable 1.900% (CNRR007) Quarterly	09/22/2026	CNY	33,000	55	—	55
5-Year Interest Rate Swap, Receive Fixed 2.032% Quarterly, Pay Variable 1.980% (CNRR007) Quarterly	04/25/2029	CNY	5,350	(4)	—	(4)
5-Year Interest Rate Swap, Receive Fixed 2.122% Quarterly, Pay Variable 2.100% (CNRR007) Quarterly	02/02/2029	CNY	13,100	—	—	—
5-Year Interest Rate Swap, Receive Fixed 2.3775% Quarterly, Pay Variable 2.100% (CNRR007) Quarterly	07/24/2028	CNY	40,100	64	—	64
5-Year Interest Rate Swap, Receive Fixed 2.580% Quarterly, Pay Variable 1.980% (CNRR007) Quarterly	02/05/2025	CNY	2,350	2	—	2
5-Year Interest Rate Swap, Receive Fixed 2.635% Quarterly, Pay Variable 1.980% (CNRR007) Quarterly	01/08/2026	CNY	38,600	62	—	62
5-Year Interest Rate Swap, Receive Fixed 2.715% Quarterly, Pay Variable 1.980% (CNRR007) Quarterly	09/16/2025	CNY	12,200	19	—	19
5-Year Interest Rate Swap, Receive Fixed 2.720% Quarterly, Pay Variable 1.900% (CNRR007) Quarterly	10/14/2025	CNY	10,000	16	—	16
5-Year Interest Rate Swap, Receive Fixed 2.8225% Quarterly, Pay Variable 1.900% (CNRR007) Quarterly	02/15/2028	CNY	35,900	146	—	146
5-Year Interest Rate Swap, Receive Fixed 2.920% Quarterly, Pay Variable 2.350% (CNRR007) Quarterly	01/17/2025	CNY	11,580	11	—	11
5-Year Interest Rate Swap, Receive Fixed 2.960% Quarterly, Pay Variable 1.980% (CNRR007) Quarterly	12/09/2024	CNY	28,890	30	—	30
5-Year Interest Rate Swap, Receive Fixed 2.350% Quarterly, Pay Variable 1.950% (CNRR007) Quarterly	07/03/2025	CNY	11,800	8	—	8

				$75	$—	$75

Open OTC Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
5-Year Interest Rate Swap, Receive Fixed 1.850% Quarterly, Pay Variable 1.950% (CNRR007) Quarterly, Counterparty: Goldman Sachs & Co.	05/08/2025	CNY 16,000	$(4)	$—	$(4)

See notes to financial statements.

Semi-Annual Report   83

   Payden Emerging Markets Bond Fund

The Fund seeks a high level of total return.

Portfolio Composition - percent of investments
Foreign Government	77%
Corporate Bond	22%
Investment Company	1%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (98%)

Angola (USD) (2%)
6,985,000	Angolan Government International Bond 144A, 8.00%, 11/26/29 (a)	$6,376
5,110,000	Angolan Government International Bond 144A, 9.38%, 5/08/48 (a)	4,359
4,170,000	Angolan Government International Bond 144A, 9.50%, 11/12/25 (a)	4,249
		14,984
Argentina (USD) (3%)
12,355,000	Argentine Republic Government International Bond, 0.75%, 7/09/30	7,178
1,718,995	Argentine Republic Government International Bond, 1.00%, 7/09/29	1,016
4,907,500	Argentine Republic Government International Bond, 3.50%, 7/09/41	2,155
22,182,476	Argentine Republic Government International Bond, 3.63%, 7/09/35	10,232
4,344,090	Argentine Republic Government International Bond, 4.25%, 1/09/38	2,225
		22,806
Armenia (USD) (0%)
2,380,000	Republic of Armenia International Bond 144A, 3.60%, 2/02/31 (a)	1,891
Bahamas (USD) (0%)
515,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)	451
Bahrain (USD) (2%)
4,705,000	Bahrain Government International Bond 144A, 5.25%, 1/25/33 (a)	4,104
555,000	Bahrain Government International Bond 144A, 5.63%, 9/30/31 (a)	513
4,440,000	Bahrain Government International Bond 144A, 5.63%, 5/18/34 (a)	3,902
3,850,000	Bahrain Government International Bond 144A, 6.75%, 9/20/29 (a)	3,839
		12,358
Belarus (USD) (0%)
1,450,000	Republic of Belarus International Bond, 6.20%, 2/28/30 (b)	573
745,000	Republic of Belarus International Bond, 7.63%, 6/29/27 (b)	305
		878
Bermuda (USD) (1%)
2,690,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	2,419
2,085,000	Inkia Energy Ltd. 144A, 5.88%, 11/09/27 (a)	2,029

Principal or Shares	Security Description	Value (000)
2,535,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	$2,259
		6,707
Brazil (BRL) (2%)
19,500,000	Brazil Letras do Tesouro Nacional, 9.52%, 7/01/24 BRL (c)(d)	3,692
9,165,108	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (d)	1,749
50,900,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (d)	9,361
		14,802
Brazil (USD) (2%)
1,540,000	Brazilian Government International Bond, 2.88%, 6/06/25	1,491
3,480,000	Brazilian Government International Bond, 6.00%, 10/20/33	3,331
4,495,000	Brazilian Government International Bond, 6.13%, 3/15/34	4,306
4,110,000	Brazilian Government International Bond, 6.25%, 3/18/31	4,083
4,170,000	Brazilian Government International Bond, 7.13%, 5/13/54	3,991
2,320,000	Brazilian Government International Bond, 8.25%, 1/20/34	2,590
		19,792
Cayman Islands (USD) (2%)
4,320,000	C&W Senior Finance Ltd. 144A, 6.88%, 9/15/27 (a)	4,096
2,790,000	CK Hutchison International 23 Ltd. 144A, 4.88%, 4/21/33 (a)(e)	2,649
1,765,000	DP World Salaam, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.750%), 6.00% (b)(f)(g)	1,753
2,335,000	Gaci First Investment Co., 5.38%, 10/13/22 (b)	1,915
868,000	Odebrecht Oil & Gas Finance Ltd. 144A, 31.50% (a)(c)(f)	56
1,270,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	1,263
1,260,000	Transocean Inc. 144A, 8.50%, 5/15/31 (a)	1,255
		12,987
Chile (CLP) (1%)
4,115,000,000	Bonos de la Tesoreria de la Republica en pesos 144A, 5.80%, 6/01/24 CLP (a)(b)(d)	4,284
Chile (EUR) (0%)
3,190,000	Chile Government International Bond, 4.13%, 7/05/34 EUR (d)	3,436
Chile (USD) (1%)
4,329,221	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a)	3,159

84  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
4,670,000	Chile Government International Bond, 3.10%, 5/07/41	$3,284
4,303,244	Chile Government International Bond, 5.33%, 1/05/54	3,915
		10,358
Colombia (COP) (0%)
10,090,000,000	Colombian TES Series B, 7.25%, 10/26/50 COP (d)	1,740
Colombia (USD) (5%)
1,882,000	Colombia Government International Bond, 3.13%, 4/15/31	1,461
3,595,000	Colombia Government International Bond, 3.25%, 4/22/32	2,713
1,440,000	Colombia Government International Bond, 4.13%, 2/22/42	920
4,980,000	Colombia Government International Bond, 5.00%, 6/15/45	3,450
13,269,000	Colombia Government International Bond, 6.13%, 1/18/41	10,927
3,895,000	Colombia Government International Bond, 7.38%, 9/18/37	3,729
2,180,000	Colombia Government International Bond, 7.50%, 2/02/34	2,150
3,830,000	Colombia Government International Bond, 8.00%, 11/14/35	3,870
1,532,000	Colombia Telecomunicaciones SA ESP 144A, 4.95%, 7/17/30 (a)	1,084
2,410,000	Ecopetrol SA, 8.38%, 1/19/36	2,344
1,530,000	Ecopetrol SA, 8.63%, 1/19/29	1,593
		34,241
Costa Rica (USD) (2%)
1,245,000	Costa Rica Government International Bond 144A, 6.13%, 2/19/31 (a)	1,242
7,120,000	Costa Rica Government International Bond 144A, 6.55%, 4/03/34 (a)	7,228
925,000	Costa Rica Government International Bond 144A, 7.00%, 4/04/44 (a)	942
2,400,000	Costa Rica Government International Bond 144A, 7.16%, 3/12/45 (a)(e)	2,482
3,920,000	Costa Rica Government International Bond 144A, 7.30%, 11/13/54 (a)	4,088

		15,982

Czech Republic (CZK) (2%)
156,210,000	Czech Republic Government Bond Series 103, 2.00%, 10/13/33 CZK (d)	5,473
207,950,000	Czech Republic Government Bond Series 105, 2.75%, 7/23/29 CZK (d)	8,224
		13,697
Dominica Republic (USD) (2%)
1,900,000	Dominican Republic International Bond 144A, 4.50%, 1/30/30 (a)	1,704
2,645,000	Dominican Republic International Bond 144A, 5.30%, 1/21/41 (a)	2,184
4,640,000	Dominican Republic International Bond 144A, 5.50%, 2/22/29 (a)	4,426
4,560,000	Dominican Republic International Bond 144A, 6.00%, 7/19/28 (a)	4,468
4,875,000	Dominican Republic International Bond 144A, 6.88%, 1/29/26 (a)	4,897
		17,679

Principal or Shares	Security Description	Value (000)
Ecuador (USD) (1%)
1,257,250	Ecuador Government International Bond 144A, 2.50%, 7/31/40 (a)	$646
8,454,458	Ecuador Government International Bond 144A, 3.50%, 7/31/35 (a)	4,664
5,160,000	Ecuador Government International Bond 144A, 13.07%, 7/31/30 (a)(c)	2,824
		8,134
Egypt (EUR) (1%)
12,580,000	Egypt Government International Bond 144A, 6.38%, 4/11/31 EUR (a)(d)	10,867
Egypt (USD) (2%)
8,290,000	Egypt Government International Bond 144A, 7.63%, 5/29/32 (a)	6,896
3,920,000	Egypt Government International Bond 144A, 7.90%, 2/21/48 (a)	2,854
1,205,000	Egypt Government International Bond 144A, 8.70%, 3/01/49 (a)	937
4,490,000	Egypt Government International Bond 144A, 8.75%, 9/30/51 (a)	3,488
		14,175
El Salvador (USD) (1%)
2,720,000	El Salvador Government International Bond 144A, 0.25%, 4/17/30 (a)	81
2,065,000	El Salvador Government International Bond 144A, 7.63%, 2/01/41 (a)	1,428
2,720,000	El Salvador Government International Bond 144A, 9.25%, 4/17/30 (a)	2,436
2,845,000	El Salvador Government International Bond 144A, 9.50%, 7/15/52 (a)	2,253
		6,198
Gabon (USD) (0%)
2,888,000	Gabon Government International Bond 144A, 6.63%, 2/06/31 (a)	2,283
Ghana (USD) (1%)
1,650,000	Ghana Government International Bond 144A, 6.31%, 4/07/25 (a)(c)	672
460,000	Ghana Government International Bond, 8.13%, 3/26/32 (b)	224
2,290,000	Ghana Government International Bond 144A, 8.13%, 3/26/32 (a)	1,115
1,910,000	Ghana Government International Bond 144A, 8.63%, 4/07/34 (a)	934
10,030,000	Ghana Government International Bond 144A, 8.63%, 6/16/49 (a)	4,767
6,305,000	Ghana Government International Bond 144A, 10.75%, 10/14/30 (a)	4,131
		11,843
Guatemala (USD) (1%)
1,647,000	Guatemala Government Bond 144A, 4.38%, 6/05/27 (a)	1,552
2,895,000	Guatemala Government Bond 144A, 4.65%, 10/07/41 (a)	2,204
580,000	Guatemala Government Bond 144A, 5.38%, 4/24/32 (a)	542
1,855,000	Guatemala Government Bond 144A, 6.60%, 6/13/36 (a)	1,823
		6,121

Semi-Annual Report   85

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
Hungary (EUR) (0%)
3,395,000	Hungary Government International Bond, 5.00%, 2/22/27 EUR (b)(d)	$3,732
Hungary (HUF) (1%)
2,091,290,000	Hungary Government Bond Series 33/A, 2.25%, 4/20/33 HUF (d)	3,907
Hungary (USD) (2%)
3,720,000	Hungary Government International Bond 144A, 2.13%, 9/22/31 (a)	2,871
3,290,000	Hungary Government International Bond 144A, 3.13%, 9/21/51 (a)	1,963
1,160,000	Hungary Government International Bond 144A, 6.13%, 5/22/28 (a)	1,174
2,810,000	Hungary Government International Bond 144A, 6.25%, 9/22/32 (a)	2,839
3,924,000	Hungary Government International Bond, 7.63%, 3/29/41	4,366
		13,213
Indonesia (USD) (2%)
3,230,000	Hutama Karya Persero PT 144A, 3.75%, 5/11/30 (a)	2,923
1,060,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 144A, 4.75%, 5/15/25 (a)	1,046
2,920,000	Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT 144A, 5.80%, 5/15/50 (a)	2,592
3,540,000	Pertamina Persero PT 144A, 6.50%, 11/07/48 (a)	3,618
1,664,000	Perusahaan Listrik Negara PT 144A, 4.88%, 7/17/49 (a)(e)	1,328
2,150,000	Perusahaan Listrik Negara PT 144A, 5.25%, 5/15/47 (a)	1,834
4,700,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A, 4.00%, 6/30/50 (a)	3,261
		16,602
Israel (USD) (0%)
2,255,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(b)	2,019
Ivory Coast (EUR) (1%)
2,260,000	Ivory Coast Government International Bond 144A, 4.88%, 1/30/32 EUR (a)(d)	2,017
2,050,000	Ivory Coast Government International Bond 144A, 5.88%, 10/17/31 EUR (a)(d)	1,981
		3,998
Ivory Coast (USD) (1%)
3,235,000	Ivory Coast Government International Bond 144A, 6.13%, 6/15/33 (a)(e)	2,812
4,475,000	Ivory Coast Government International Bond 144A, 6.38%, 3/03/28 (a)	4,348
		7,160
Jersey (USD) (0%)
4,175,000	Galaxy Pipeline Assets Bidco Ltd. 144A, 2.63%, 3/31/36 (a)	3,286
Jordan (USD) (1%)
2,000,000	Jordan Government International Bond 144A, 6.13%, 1/29/26 (a)	1,946
2,535,000	Jordan Government International Bond 144A, 7.50%, 1/13/29 (a)	2,504

Principal or Shares	Security Description	Value (000)
3,200,000	Jordan Government International Bond 144A, 7.75%, 1/15/28 (a)	$3,198
		7,648
Kazakhstan (USD) (0%)
2,545,000	KazMunayGas National Co. JSC 144A, 3.50%, 4/14/33 (a)	2,040
Kenya (USD) (1%)
3,355,000	Republic of Kenya Government International Bond 144A, 7.00%, 5/22/27 (a)	3,244
2,985,000	Republic of Kenya Government International Bond 144A, 7.25%, 2/28/28 (a)	2,819
3,790,000	Republic of Kenya Government International Bond 144A, 8.25%, 2/28/48 (a)	3,201
1,730,000	Republic of Kenya Government International Bond 144A, 9.75%, 2/16/31 (a)	1,737
		11,001
Lebanon (USD) (0%)
2,500,000	Lebanon Government International Bond, 6.00%, 1/27/23 (b)(h)	167
2,760,000	Lebanon Government International Bond, 6.20%, 2/26/25 (b)(h)	184
1,805,000	Lebanon Government International Bond, 6.60%, 11/27/26 (b)(h)	119
1,096,000	Lebanon Government International Bond, 6.65%, 2/26/30 (b)(h)	73
1,540,000	Lebanon Government International Bond, 6.75%, 11/29/27 (b)(h)	102
1,210,000	Lebanon Government International Bond, 6.85%, 5/25/29 (h)	81
2,590,000	Lebanon Government International Bond Series 15YR, 7.00%, 3/23/32 (b)(h)	172
		898
Luxembourg (USD) (1%)
3,835,000	EIG Pearl Holdings Sarl 144A, 4.39%, 11/30/46 (a)	2,887
2,640,000	JBS USA Holding Lux Sarl/JBS USA Food Co./ JBS Lux Co. Sarl, 5.75%, 4/01/33	2,526
1,900,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	1,950
3,130,156	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	2,806
		10,169
Malaysia (USD) (1%)
4,405,000	Petronas Capital Ltd. 144A, 4.55%, 4/21/50 (a)	3,670
Mauritius (USD) (1%)
775,000	Azure Power Solar Energy Pvt. Ltd. 144A, 5.65%, 12/24/24 (a)	758
810,000	Greenko Power II Ltd. 144A, 4.30%, 12/13/28 (a)	724
520,000	Greenko Solar Mauritius Ltd. 144A, 5.95%, 7/29/26 (a)	501
2,481,628	India Cleantech Energy 144A, 4.70%, 8/10/26 (a)	2,319
		4,302
Mexico (MXN) (0%)
26,900,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (d)	933
31,310,000	Mexican Bonos Series M, 8.00%, 7/31/53 MXN (d)	1,483
		2,416

86  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Mexico (USD) (6%)
1,935,000	BBVA Bancomer SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (a)(g)	$1,999
2,060,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A, 7.88%, 2/15/39 (a)	2,159
1,890,000	Cemex SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.534%), 5.13% (a)(f)(g)	1,819
1,802,000	Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV 144A, 4.96%, 7/18/29 (a)	1,708
1,970,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 3.63%, 5/13/31 (a)	1,679
2,270,000	Electricidad Firme de Mexico Holdings SA de CV 144A, 4.90%, 11/20/26 (a)	2,168
3,458,802	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	3,380
1,730,000	Grupo Axo SAPI de CV 144A, 5.75%, 6/08/26 (a)(e)	1,666
1,730,000	Mexico Government International Bond, 4.88%, 5/19/33	1,581
1,730,000	Mexico Government International Bond, 5.40%, 2/09/28	1,712
1,320,000	Mexico Government International Bond, 6.00%, 5/07/36	1,274
5,120,000	Mexico Government International Bond, 6.34%, 5/04/53	4,775
3,628,000	Petroleos Mexicanos, 6.49%, 1/23/27	3,405
3,640,000	Petroleos Mexicanos, 6.50%, 3/13/27	3,411
3,240,000	Petroleos Mexicanos, 6.63%, 6/15/35	2,396
6,081,000	Petroleos Mexicanos, 6.70%, 2/16/32	4,976
6,394,000	Petroleos Mexicanos, 6.75%, 9/21/47	4,086
4,515,000	Petroleos Mexicanos, 6.95%, 1/28/60	2,876
2,625,000	Petroleos Mexicanos, 7.69%, 1/23/50	1,829
3,190,000	Petroleos Mexicanos, 8.75%, 6/02/29	3,082
2,255,000	Sitios Latinoamerica SAB de CV 144A, 5.38%, 4/04/32 (a)	2,062
		54,043
Mongolia (USD) (1%)
1,280,000	Mongolia Government International Bond 144A, 7.88%, 6/05/29 (a)	1,297
2,510,000	Mongolia Government International Bond 144A, 8.65%, 1/19/28 (a)	2,590
		3,887
Montenegro (USD) (0%)
2,990,000	Montenegro Government International Bond 144A, 7.25%, 3/12/31 (a)	2,994
Morocco (USD) (1%)
3,625,000	Morocco Government International Bond 144A, 3.00%, 12/15/32 (a)	2,833
3,985,000	Morocco Government International Bond 144A, 5.95%, 3/08/28 (a)	3,963
3,680,000	Morocco Government International Bond 144A, 6.50%, 9/08/33 (a)	3,691
		10,487
Namibia (USD) (1%)
5,088,000	Namibia International Bonds 144A, 5.25%, 10/29/25 (a)	5,028

Principal or Shares	Security Description	Value (000)
Netherlands (USD) (1%)
3,315,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	$2,876
2,620,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	1,659
		4,535
Nigeria (USD) (3%)
4,250,000	Nigeria Government International Bond 144A, 6.13%, 9/28/28 (a)	3,756
3,525,000	Nigeria Government International Bond 144A, 6.50%, 11/28/27 (a)	3,274
1,540,000	Nigeria Government International Bond 144A, 7.14%, 2/23/30 (a)	1,356
1,010,000	Nigeria Government International Bond 144A, 7.38%, 9/28/33 (a)	841
4,575,000	Nigeria Government International Bond 144A, 7.70%, 2/23/38 (a)	3,619
5,885,000	Nigeria Government International Bond 144A, 8.25%, 9/28/51 (a)	4,630
3,680,000	Nigeria Government International Bond 144A, 8.38%, 3/24/29 (a)	3,492
		20,968
Oman (USD) (2%)
5,175,000	Oman Government International Bond 144A, 5.38%, 3/08/27 (a)	5,084
4,320,000	Oman Government International Bond 144A, 6.25%, 1/25/31 (a)	4,370
2,360,000	Oman Government International Bond 144A, 6.50%, 3/08/47 (a)	2,299
2,840,000	Oman Government International Bond 144A, 6.75%, 1/17/48 (a)	2,817
2,270,000	Oman Government International Bond 144A, 7.38%, 10/28/32 (a)	2,453
1,680,000	Oman Sovereign Sukuk Co. 144A, 5.93%, 10/31/25 (a)	1,684
		18,707
Pakistan (USD) (1%)
7,795,000	Pakistan Government International Bond 144A, 7.38%, 4/08/31 (a)	6,206
2,665,000	Pakistan Government International Bond 144A, 8.88%, 4/08/51 (a)	2,045
		8,251
Panama (USD) (2%)
3,130,000	Panama Government International Bond, 3.87%, 7/23/60	1,721
2,480,000	Panama Government International Bond, 4.30%, 4/29/53	1,532
2,975,000	Panama Government International Bond, 4.50%, 4/16/50	1,916
2,275,000	Panama Government International Bond, 6.40%, 2/14/35	2,093
3,890,000	Panama Government International Bond, 7.50%, 3/01/31	3,944
3,655,000	Panama Government International Bond, 7.88%, 3/01/57	3,583
1,760,000	Panama Government International Bond, 8.00%, 3/01/38	1,796
		16,585
Paraguay (USD) (1%)
2,420,000	Paraguay Government International Bond 144A, 2.74%, 1/29/33 (a)	1,907

Semi-Annual Report   87

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
1,730,000	Paraguay Government International Bond 144A, 4.70%, 3/27/27 (a)	$1,667
2,860,000	Paraguay Government International Bond 144A, 6.00%, 2/09/36 (a)(e)	2,789
1,015,000	Paraguay Government International Bond 144A, 6.10%, 8/11/44 (a)	942
		7,305
Peru (PEN) (3%)
62,565,000	Peru Government Bond, 5.35%, 8/12/40 PEN (d)	13,337
20,300,000	Peru Government Bond 144A, 7.30%, 8/12/33 PEN (a)(b)(d)	5,435
10,465,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (a)(d)	2,642
		21,414
Peru (USD) (0%)
2,080,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.000%), 3.13%, 7/01/30 (a)(g)	1,979
450,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.450%), 3.25%, 9/30/31 (a)(g)	413
6,335,000	Peruvian Government International Bond, 3.60%, 1/15/72	3,874
		6,266
Philippines (USD) (0%)
1,330,000	Philippine Government International Bond, 5.00%, 7/17/33	1,288
2,215,000	Philippine Government International Bond, 5.50%, 1/17/48 (e)	2,139
		3,427
Poland (USD) (1%)
2,390,000	Bank Gospodarstwa Krajowego 144A, 5.38%, 5/22/33 (a)	2,317
2,900,000	Republic of Poland Government International Bond, 5.50%, 4/04/53	2,757
3,200,000	Republic of Poland Government International Bond, 5.50%, 3/18/54	3,016
		8,090
Qatar (USD) (1%)
3,890,000	Qatar Government International Bond 144A, 4.40%, 4/16/50 (a)	3,234
3,545,000	Qatar Government International Bond 144A, 4.82%, 3/14/49 (a)	3,142
3,475,000	Qatar Government International Bond 144A, 5.10%, 4/23/48 (a)	3,218
		9,594
Romania (EUR) (1%)
2,726,000	Romanian Government International Bond 144A, 4.63%, 4/03/49 EUR (a)(d)(e)	2,433
1,730,000	Romanian Government International Bond 144A, 5.63%, 2/22/36 EUR (a)(d)	1,823
		4,256
Romania (USD) (1%)
8,210,000	Romanian Government International Bond 144A, 3.00%, 2/27/27 (a)	7,585

Principal or Shares	Security Description	Value (000)
Saudi Arabia (USD) (3%)
2,910,000	Saudi Arabian Oil Co. 144A, 3.50%, 11/24/70 (a)	$1,806
5,475,000	Saudi Arabian Oil Co. 144A, 4.25%, 4/16/39 (a)	4,629
3,780,000	Saudi Government International Bond 144A, 3.25%, 11/17/51 (a)	2,380
7,225,000	Saudi Government International Bond 144A, 3.45%, 2/02/61 (a)	4,478
6,305,000	Saudi Government International Bond 144A, 3.75%, 1/21/55 (a)	4,276
5,880,000	Saudi Government International Bond 144A, 5.00%, 1/18/53 (a)	4,981
2,185,000	Saudi Government International Bond 144A, 5.25%, 1/16/50 (a)	1,957
		24,507
Serbia (EUR) (1%)
4,405,000	Serbia International Bond 144A, 3.13%, 5/15/27 EUR (a)(d)	4,501
Singapore (USD) (0%)
1,421,656	Continuum Energy Levanter Pte Ltd. 144A, 4.50%, 2/09/27 (a)	1,353
South Africa (USD) (4%)
2,625,000	Eskom Holdings SOC Ltd. 144A, 6.35%, 8/10/28 (a)	2,486
1,610,000	Eskom Holdings SOC Ltd. 144A, 7.13%, 2/11/25 (a)	1,603
1,805,000	Eskom Holdings SOC Ltd. 144A, 8.45%, 8/10/28 (a)	1,781
2,820,000	Republic of South Africa Government International Bond, 4.30%, 10/12/28	2,517
2,700,000	Republic of South Africa Government International Bond, 5.65%, 9/27/47	1,918
2,625,000	Republic of South Africa Government International Bond, 5.75%, 9/30/49	1,863
12,420,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	11,460
2,085,000	Republic of South Africa Government International Bond, 5.88%, 4/20/32	1,858
5,945,000	Republic of South Africa Government International Bond, 7.30%, 4/20/52	5,037
		30,523
South Africa (ZAR) (1%)
232,542,000	Republic of South Africa Government Bond
	Series R214, 6.50%, 2/28/41 ZAR (d)	7,171
96,105,000	Republic of South Africa Government Bond
	Series 2035, 8.88%, 2/28/35 ZAR (d)	4,115
		11,286
Spain (USD) (0%)
2,180,000	AI Candelaria Spain SA 144A, 5.75%, 6/15/33 (a)(e)	1,687
1,530,373	AI Candelaria Spain SA 144A, 7.50%, 12/15/28 (a)	1,475
		3,162
Sri Lanka (USD) (2%)
2,875,000	Sri Lanka Government International Bond 144A, 0.00%, 7/25/22	1,641
8,795,000	Sri Lanka Government International Bond 144A, 6.20%, 5/11/27 (a)	5,015

88  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
9,885,000	Sri Lanka Government International Bond 144A, 6.83%, 7/18/26 (a)	$5,662
6,300,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	3,611
1,885,000	Sri Lanka Government International Bond 144A, 7.55%, 3/28/30 (a)	1,063
5,665,000	Sri Lanka Government International Bond 144A, 7.85%, 3/14/29 (a)	3,210
		20,202
Supranational (USD) (0%)
1,590,000	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (a)	1,649
485,000	Promigas SA ESP/Gases del Pacifico SAC 144A, 3.75%, 10/16/29 (a)(e)	425
		2,074
Thailand (THB) (0%)
99,660,000	Thailand Government Bond, 2.00%, 6/17/42 THB (d)	2,259
51,365,000	Thailand Government Bond, 3.45%, 6/17/43 THB (d)	1,420
		3,679
Turkey (EUR) (1%)
4,010,000	Turkiye Government International Bond, 5.88%, 5/21/30 EUR (d)	4,296
Turkey (TRY) (1%)
165,065,000	Turkiye Government Bond, 17.30%, 7/19/28 TRY (d)	3,894
126,600,000	Turkiye Government Bond, 17.80%, 7/13/33 TRY (d)	2,846
		6,740
Turkey (USD) (2%)
5,110,000	Hazine Mustesarligi Varlik Kiralama AS 144A, 8.51%, 1/14/29 (a)	5,384
3,170,000	Istanbul Metropolitan Municipality 144A, 10.50%, 12/06/28 (a)	3,403
2,265,000	Turkiye Government International Bond, 4.25%, 4/14/26	2,190
4,470,000	Turkiye Government International Bond, 6.00%, 1/14/41	3,613
4,650,000	Turkiye Government International Bond, 9.13%, 7/13/30	5,015
		19,605
Ukraine (EUR) (0%)
1,385,000	Ukraine Government International Bond 144A, 4.38%, 1/27/32 EUR (a)(d)	362
2,790,000	Ukraine Government International Bond 144A, 6.75%, 6/20/28 EUR (a)(d)	811
		1,173
Ukraine (USD) (1%)
4,360,000	Ukraine Government International Bond 144A, 7.25%, 3/15/35 (a)	1,092
980,000	Ukraine Government International Bond 144A, 7.38%, 9/25/34 (a)	246
1,135,000	Ukraine Government International Bond 144A, 7.75%, 9/01/27 (a)	325
3,005,000	Ukraine Government International Bond, 7.75%, 9/01/27 (b)	875
6,015,000	Ukraine Government International Bond 144A, 7.75%, 9/01/28 (a)	1,705

Principal or Shares	Security Description	Value (000)
5,768,000	Ukraine Government International Bond 144A, 7.75%, 9/01/29 (a)	$1,646
2,695,000	Ukraine Government International Bond 144A, 7.75%, 8/01/41 (a)(i)	1,442
		7,331
United Arab Emirates (USD) (3%)
9,798,000	Abu Dhabi Crude Oil Pipeline LLC 144A, 4.60%, 11/02/47 (a)(e)	8,451
3,990,000	Abu Dhabi Government International Bond 144A, 5.50%, 4/30/54 (a)	3,868
2,125,481	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	2,045
1,580,000	MDGH GMTN RSC Ltd. 144A, 5.08%, 5/22/53 (a)(e)	1,413
1,800,000	UAE International Government Bond 144A, 4.95%, 7/07/52 (a)	1,624
		17,401
United Kingdom (NGN) (0%)
1,495,000,000	HSBC Bank PLC 144A, 21.67%, 3/10/25 NGN (a)(c)(d)	914
United States (EGP) (1%)
119,400,000	Citigroup Global Markets Holdings Inc. 144A, 25.20%, 3/20/25 EGP (a)(c)(d)	2,038
121,200,000	Citigroup Global Markets Holdings Inc. 144A, 28.60%, 3/20/25 EGP (a)(c)(d)	2,071
138,685,891	Citigroup Global Markets Holdings Inc. 144A, 32.55%, 3/13/25 EGP (a)(c)(d)	2,379
		6,488
United States (NGN) (1%)
8,190,970,214	Citigroup Global Markets Holdings Inc. 144A, 25.99%, 3/10/25 NGN (a)(c)(d)	5,014
United States (USD) (1%)
5,045,708	BBFI Liquidating Trust 144A, 1.29%, 12/30/99 (a)(c)	1,910
3,590,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)(e)	3,381
1,140,000	Kosmos Energy Ltd. 144A, 7.50%, 3/01/28 (a)	1,090
580,000	Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a)	565
1,630,000	NBM U.S. Holdings Inc. 144A, 6.63%, 8/06/29 (a)	1,594
640,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (a)	637
1,895,000	SierraCol Energy Andina LLC 144A, 6.00%, 6/15/28 (a)	1,642
		10,819
Uruguay (UYU) (1%)
130,813,868	Uruguay Government International Bond, 4.38%, 12/15/28 UYU (d)	3,605
41,200,000	Uruguay Government International Bond, 8.25%, 5/21/31 UYU (d)	1,025
160,000,000	Uruguay Government International Bond, 9.75%, 7/20/33 UYU (d)	4,353
		8,983
Uzbekistan (USD) (2%)
12,675,000	Republic of Uzbekistan International Bond 144A, 3.70%, 11/25/30 (a)	10,285
4,550,000	Republic of Uzbekistan International Bond 144A, 5.38%, 2/20/29 (a)	4,178

Semi-Annual Report   89

   Payden Emerging Markets Bond Fund continued

Principal or Shares	Security Description	Value (000)
3,640,000	Republic of Uzbekistan International Bond 144A, 7.85%, 10/12/28 (a)	$3,732
		18,195
Venezuela (USD) (0%)
3,630,000	Petroleos de Venezuela SA, 5.38%, 4/12/27 (b)(h)	454
3,440,000	Petroleos de Venezuela SA, 6.00%, 11/15/26 (b)(h)(j)	431
1,122,500	Petroleos de Venezuela SA, 8.50%, 10/27/20 (b)(h)	885
2,890,000	Petroleos de Venezuela SA, 9.00%, 11/17/21 (b)(h)	386
1,420,000	Venezuela Government International Bond, 7.00%, 3/31/38 (b)(h)	244
4,560,000	Venezuela Government International Bond, 7.65%, 4/21/25 (b)(h)	833
2,350,000	Venezuela Government International Bond, 7.75%, 10/13/19 (b)(h)	405
5,300,000	Venezuela Government International Bond, 9.25%, 9/15/27 (h)	1,139
		4,777
Virgin Islands (British) (USD) (0%)
1,100,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (a)	1,028
Zambia (USD) (1%)
8,010,000	Zambia Government International Bond 144A, 8.50%, 4/14/24 (a)	5,903
7,800,000	Zambia Government International Bond 144A, 8.97%, 7/30/27 (a)	5,735
		11,638
Total Bonds (Cost - $884,086)		803,866

Principal or Shares	Security Description	Value (000)
Investment Company (1%)
10,913,955	Payden Cash Reserves Money Market Fund* (Cost - $10,914)	$10,914
Total Investments (Cost - $895,000) (99%)		814,780
Other Assets, net of Liabilities (1%)		8,343
Net Assets (100%)		$823,123

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Yield to maturity at time of purchase.
(d)	Principal in foreign currency.
(e)

All or a portion of these securities are on loan. At April 30, 2024, the total market value of the Fund’s securities on loan is $8,152 and the total market value of the collateral held by the Fund is $8,446. Amounts in 000s.

(f)	Perpetual security with no stated maturity date.
(g)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(h)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(i)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(j)	Non-income producing

90  Payden Mutual Funds

Open Forward Currency Contracts to USD

				Unrealized
Currency	Currency			Appreciation
Purchased	Sold		Settlement	(Depreciation)
(000s)	(000s)	Counterparty	Date	(000s)
Assets:
BRL 10,332	USD 1,951	HSBC Bank USA, N.A.	07/01/2024	$26
CLP 2,681,200	USD 2,787	BNP PARIBAS	05/15/2024	6
KZT 2,946,000	USD 6,351	BNP PARIBAS	10/03/2024	84
MYR 17,966	USD 3,758	Barclays Bank PLC	06/20/2024	19
PEN 5,506	USD 1,450	HSBC Bank USA, N.A.	05/13/2024	12
TRY 25,345	USD 754	BNP PARIBAS	05/20/2024	13
USD 3,971	MYR 18,706	Barclays Bank PLC	06/20/2024	39
USD 12,787	THB 454,060	Barclays Bank PLC	08/19/2024	425
USD 6,294	HUF 2,273,300	BNP PARIBAS	06/18/2024	111
USD 1,775	COP 6,925,000	BNP PARIBAS	08/12/2024	38
USD 409	PLN 1,608	BNP PARIBAS	08/12/2024	13
USD 11,165	PEN 41,262	HSBC Bank USA, N.A.	05/13/2024	206
USD 14,774	CZK 337,240	HSBC Bank USA, N.A.	05/20/2024	465
USD 54,846	EUR 49,964	HSBC Bank USA, N.A.	06/26/2024	1,396
USD 798	BRL 4,006	HSBC Bank USA, N.A.	07/01/2024	31
USD 9,372	EUR 8,699	Morgan Stanley & Co. LLC	06/26/2024	67
ZAR 86,970	USD 4,521	BNP PARIBAS	07/17/2024	71

				3,022

Liabilities:
EUR 10,388	USD 11,160	HSBC Bank USA, N.A.	06/26/2024	(47)
HUF 762,400	USD 2,092	BNP PARIBAS	06/18/2024	(18)
INR 638,620	USD 7,680	BNP PARIBAS	05/21/2024	(31)
PLN 18,638	USD 4,631	BNP PARIBAS	08/12/2024	(42)
THB 11,010	USD 300	Barclays Bank PLC	08/19/2024	(1)
USD 15,797	ZAR 301,670	BNP PARIBAS	07/17/2024	(129)
USD 12,281	PEN 46,302	HSBC Bank USA, N.A.	05/13/2024	(17)
USD 4,135	COP 16,541,000	HSBC Bank USA, N.A.	08/12/2024	(13)
USD 6,588	MXN 114,320	Morgan Stanley & Co. LLC	05/13/2024	(72)
USD 634	CLP 621,900	Morgan Stanley & Co. LLC	05/15/2024	(14)
ZAR 78,237	USD 4,159	BNP PARIBAS	05/02/2024	(3)

				(387)

Net Unrealized Appreciation (Depreciation)				$2,635

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
2-Year Interest Rate Swap, Receive Fixed 10.440% Monthly, Pay Variable 11.240% (MXIBTIIE) 28 days	04/28/2026	MXN 951,100	$(46)	$—	$(46)
2-Year Interest Rate Swap, Receive Fixed 9.765% Monthly, Pay Variable 11.240% (MXIBTIIE) Monthly	03/20/2026	MXN 892,200	(712)	—	(712)
8-Year Interest Rate Swap, Pay Fixed 1.341% Annually, Receive Variable 3.889% (ESTRON) Annually	10/17/2030	EUR 2,250	229	—	229
8-Year SOFR Swap, Receive Fixed 2.776% Annually, Pay Variable 5.340% (SOFRRATE) Annually	10/17/2030	USD 2,534	(266)	—	(266)
9-Year Interest Rate Swap, Pay Fixed 2.079% Annually, Receive Variable 3.889% (ESTRON) Annually	10/30/2031	EUR 5,215	286	—	286
9-Year SOFR Swap, Receive Fixed 2.921% Annually, Pay Variable 5.340% (SOFRRATE) Annually	10/30/2031	USD 5,530	(574)	—	(574)

			$(1,083)	$—	$(1,083)

Semi-Annual Report   91

   Payden Emerging Markets Bond Fund continued

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$8,152
Non-cash Collateral[2]	(8,152)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

92  Payden Mutual Funds

   Payden Emerging Markets Local Bond Fund

The Fund seeks a high level of total return.	Portfolio Composition - percent of investments
	Foreign Government	81%
	Corporate Bond	13%
	Investment Company	6%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Bonds (92%)

Brazil (BRL) (12%)
7,000,000	Brazil Letras do Tesouro Nacional, 9.52%, 7/01/24 BRL (a)(b)	$1,325
809,940	Brazil Notas do Tesouro Nacional Serie B, 6.00%, 8/15/50 BRL (b)	155
17,600,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/25 BRL (b)	3,381
8,100,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/29 BRL (b)	1,490
9,400,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31 BRL (b)	1,682
3,200,000	Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/33 BRL (b)	564

		8,597

China (CNY) (8%)
5,500,000	China Government Bond Series 2216, 2.50%, 7/25/27 CNY (b)	769
1,400,000	China Government Bond, 2.52%, 8/25/33 CNY (b)	196
9,500,000	China Government Bond, 2.75%, 6/15/29 CNY (b)	1,345
14,450,000	China Government Bond, 2.76%, 5/15/32 CNY (b)	2,053
3,000,000	China Government Bond, 3.02%, 10/22/25 CNY (b)	422
980,000	China Government Bond, 3.19%, 4/15/53 CNY (b)	152
4,790,000	China Government Bond Series 1906, 3.29%, 5/23/29 CNY (b)	700

		5,637

Colombia (COP) (5%)
1,704,345,720	Colombian TES, 3.75%, 2/25/37 COP (b)	364
1,673,000,000	Colombian TES Series B, 5.75%, 11/03/27 COP (b)	374
603,000,000	Colombian TES Series B, 6.00%, 4/28/28 COP (b)	134
1,902,100,000	Colombian TES Series B, 7.00%, 3/26/31 COP (b)	410
4,640,000,000	Colombian TES Series B, 7.25%, 10/26/50 COP (b)	800
3,460,000,000	Colombian TES Series B, 9.25%, 5/28/42 COP (b)	755
445,000,000	Empresas Publicas de Medellin ESP 144A, 7.63%, 9/10/24 COP (b)(c)	112
1,436,000,000	Empresas Publicas de Medellin ESP 144A, 8.38%, 11/08/27 COP (b)(c)	324

Principal or Shares	Security Description	Value (000)
655,000,000	Financiera de Desarrollo Territorial SA Findeter 144A, 7.88%, 8/12/24 COP (b)(c)	$165

		3,438

Colombia (USD) (0%)
230,000	Ecopetrol SA, 8.38%, 1/19/36	224

Czech Republic (CZK) (4%)
43,690,000	Czech Republic Government Bond Series 125, 1.50%, 4/24/40 CZK (b)	1,248
46,140,000	Czech Republic Government Bond Series 103, 2.00%, 10/13/33 CZK (b)	1,617

		2,865

Dominica Republic (DOP) (1%)
20,000,000	Dominican Republic International Bond 144A, 13.63%, 2/03/33 DOP (b)(c)	410

Hungary (HUF) (3%)
628,420,000	Hungary Government Bond Series 30/A, 3.00%, 8/21/30 HUF (b)	1,360
175,280,000	Hungary Government Bond Series 41/A, 3.00%, 4/25/41 HUF (b)	289
124,000,000	Hungary Government Bond Series 31/A, 3.25%, 10/22/31 HUF (b)	264
29,620,000	Hungary Government Bond Series 32/A, 4.75%, 11/24/32 HUF (b)	69

		1,982

Indonesia (IDR) (6%)
24,801,000,000	Indonesia Treasury Bond Series FR87, 6.50%, 2/15/31 IDR (b)	1,459
36,066,000,000	Indonesia Treasury Bond Series FR96, 7.00%, 2/15/33 IDR (b)	2,215
8,511,000,000	Indonesia Treasury Bond Series FR68, 8.38%, 3/15/34 IDR (b)	566
4,491,000,000	Indonesia Treasury Bond Series FR79, 8.38%, 4/15/39 IDR (b)	306

		4,546

Malaysia (MYR) (7%)
2,455,000	Malaysia Government Bond Series 0513, 3.73%, 6/15/28 MYR (b)	513
3,220,000	Malaysia Government Bond Series 0219, 3.89%, 8/15/29 MYR (b)	678
6,880,000	Malaysia Government Bond Series 0417, 3.90%, 11/16/27 MYR (b)	1,455
1,170,000	Malaysia Government Bond Series 0316, 3.90%, 11/30/26 MYR (b)	247
4,795,000	Malaysia Government Bond Series 0222, 4.70%, 10/15/42 MYR (b)	1,066
1,550,000	Malaysia Government Bond Series 0317, 4.76%, 4/07/37 MYR (b)	347

Semi-Annual Report   93

   Payden Emerging Markets Local Bond Fund continued

Principal or Shares	Security Description	Value (000)
4,400,000	Malaysia Government Bond Series 0418, 4.89%, 6/08/38 MYR (b)	$998

		5,304

Mexico (MXN) (8%)
4,730,000	America Movil SAB de CV, 9.50%, 1/27/31 MXN (b)	258
8,110,000	America Movil SAB de CV, 10.13%, 1/22/29 MXN (b)	472
7,270,000	Grupo Televisa SAB, 7.25%, 5/14/43 MXN (b)	252
26,280,000	Mexican Bonos Series M, 5.50%, 3/04/27 MXN (b)	1,356
9,750,000	Mexican Bonos Series M, 7.75%, 11/13/42 MXN (b)	460
21,530,000	Mexican Bonos Series M, 8.00%, 11/07/47 MXN (b)	1,030
10,800,000	Mexican Bonos Series M, 8.00%, 7/31/53 MXN (b)	511
7,190,000	Mexican Bonos Series M, 8.50%, 5/31/29 MXN (b)	394
18,700,000	Mexican Bonos Series M, 8.50%, 11/18/38 MXN (b)	968
5,860,000	Petroleos Mexicanos 13-2, 7.19%, 9/12/24 MXN (b)	335

		6,036

Oman (USD) (0%)
200,000	Oman Government International Bond 144A, 7.38%, 10/28/32 (c)	216

Paraguay (PYG) (0%)
2,625,000,000	Paraguay Government International Bond 144A, 7.90%, 2/09/31 PYG (b)(c)	363

Peru (PEN) (5%)
1,520,000	Banco de Credito del Peru S.A. 144A, 4.65%, 9/17/24 PEN (b)(c)	399
1,510,000	Banco de Credito del Peru S.A. 144A, 7.85%, 1/11/29 PEN (b)(c)	405
9,726,000	Peru Government Bond, 5.35%, 8/12/40 PEN (b)	2,073
2,000	Peru Government Bond, 5.94%, 2/12/29 PEN (b)	1
565,000	Peru Government Bond 144A, 7.30%, 8/12/33 PEN (b)(c)(d)	151
1,475,000	Peruvian Government International Bond 144A, 6.90%, 8/12/37 PEN (b)(c)	372

		3,401

Philippines (PHP) (0%)
17,000,000	Philippine Government International Bond, 6.25%, 1/14/36 PHP (b)	277

Poland (PLN) (4%)
2,810,000	Republic of Poland Government Bond Series 0432, 1.75%, 4/25/32 PLN (b)	522
775,000	Republic of Poland Government Bond Series 0527, 3.75%, 5/25/27 PLN (b)	182
8,960,000	Republic of Poland Government Bond Series 1033, 6.00%, 10/25/33 PLN (b)	2,253

		2,957

Romania (RON) (1%)
3,550,000	Romania Government Bond Series 15YR, 5.80%, 7/26/27 RON (b)	751

Principal or Shares	Security Description	Value (000)
Serbia (EUR) (0%)
255,000	Serbia International Bond 144A, 3.13%,
	5/15/27 EUR (b)(c)	$260

South Africa (ZAR) (9%)
14,665,000	Republic of South Africa Government Bond Series R214, 6.50%, 2/28/41 ZAR (b)	452
40,035,000	Republic of South Africa Government Bond Series 2037, 8.50%, 1/31/37 ZAR (b)	1,591
34,125,000	Republic of South Africa Government Bond Series 2048, 8.75%, 2/28/48 ZAR (b)	1,282
28,255,000	Republic of South Africa Government Bond Series 2035, 8.88%, 2/28/35 ZAR (b)	1,210
34,380,000	Republic of South Africa Government Bond Series 2040, 9.00%, 1/31/40 ZAR (b)	1,365
7,955,000	Republic of South Africa Government Bond Series R186, 10.50%, 12/21/26 ZAR (b)	433

		6,333

South Korea (MXN) (0%)
5,000,000	Export-Import Bank of Korea Series 19, 7.93%, 7/30/26 MXN (b)	273

Supranational (COP) (1%)
2,806,000,000	Asian Development Bank, 11.20%, 1/31/25 COP (b)	711
2,000,000,000	Corp. Andina de Fomento, 6.77%, 5/24/28 COP (b)(d)	430

		1,141

Supranational (INR) (1%)
47,000,000	Inter-American Development Bank, 7.35%, 10/06/30 INR (b)	566
31,500,000	International Bank for Reconstruction & Development, 6.85%, 4/24/28 INR (b)	373

		939

Supranational (MXN) (0%)
7,500,000	Corp. Andina de Fomento, 6.82%, 2/22/31 MXN (b)(d)	349

Thailand (THB) (6%)
40,880,000	Thailand Government Bond, 1.59%, 12/17/35 THB (b)	965
45,100,000	Thailand Government Bond, 2.00%, 12/17/31 THB (b)	1,160
20,730,000	Thailand Government Bond, 2.00%, 6/17/42 THB (b)	470
13,310,000	Thailand Government Bond, 2.88%, 6/17/46 THB (b)	335
21,500,000	Thailand Government Bond, 3.30%, 6/17/38 THB (b)	598
5,280,000	Thailand Government Bond, 3.45%, 6/17/43 THB (b)	146
17,070,000	Thailand Government Bond, 3.78%, 6/25/32 THB (b)	495

		4,169

Turkey (TRY) (2%)
14,590,000	Turkiye Government Bond, 17.30%, 7/19/28 TRY (b)	344
36,225,000	Turkiye Government Bond, 17.80%, 7/13/33 TRY (b)	814

		1,158

94  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Ukraine (USD) (0%)
205,000	Ukraine Government International Bond 144A, 6.88%, 5/21/31 (c)	$52

United Kingdom (IDR) (1%)
8,600,000,000	Standard Chartered Bank 144A, 6.50%, 2/20/31 IDR (b)(c)	506

United Kingdom (KES) (1%)
60,000,000	Standard Chartered Bank 144A, 18.46%, 8/11/32 KES (b)(c)	467

United Kingdom (NGN) (0%)
316,800,000	HSBC Bank PLC 144A, 21.67%, 3/10/25 NGN (a)(b)(c)	194

United States (EGP) (2%)
8,100,000	Citigroup Global Markets Holdings Inc. 144A, 26.33%, 3/20/25 EGP (a)(b)(c)	138
32,800,000	Citigroup Global Markets Holdings Inc. 144A, 28.60%, 3/20/25 EGP (a)(b)(c)	561
51,604,052	Citigroup Global Markets Holdings Inc. 144A, 32.55%, 3/13/25 EGP (a)(b)(c)	885

		1,584

United States (IDR) (1%)
6,394,000,000	JPMorgan Chase Bank N.A. 144A, 9.50%, 7/17/31 IDR (b)(c)	447

United States (NGN) (2%)
339,000,000	Citigroup Global Markets Holdings Inc. 144A, 22.84%, 3/10/25 NGN (a)(b)(c)	207
1,589,873,418	Citigroup Global Markets Holdings Inc. 144A, 25.99%, 3/10/25 NGN (a)(b)(c)	973

		1,180

Principal or Shares	Security Description	Value (000)
Uruguay (UYU) (1%)
14,870,000	Uruguay Government International Bond, 8.25%, 5/21/31 UYU (b)	$370
13,520,000	Uruguay Government International Bond, 9.75%, 7/20/33 UYU (b)	368

		738

Uzbekistan (UZS) (1%)
2,960,000,000	Republic of Uzbekistan International Bond 144A, 14.00%, 7/19/24 UZS (b)(c)	233
2,500,000,000	Republic of Uzbekistan International Bond 144A, 16.25%, 10/12/26 UZS (b)(c)	199

		432

Total Bonds (Cost - $70,960)		67,226

Investment Company (6%)
4,196,688	Payden Cash Reserves Money Market Fund* (Cost - $4,197)	4,197

Total Investments (Cost - $75,157) (98%)		71,423
Other Assets, net of Liabilities (2%)		1,138

Net Assets (100%)		$72,561

*	Affiliated investment.
(a)	Yield to maturity at time of purchase.
(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CLP 1,886,300	USD 1,932	HSBC Bank USA, N.A.	05/15/2024	$32
KZT 265,100	USD 572	BNP PARIBAS	10/03/2024	8
MYR 5,860	USD 1,230	Barclays Bank PLC	06/20/2024	2
PEN 4,064	USD 1,079	HSBC Bank USA, N.A.	05/13/2024	—
RON 10,896	USD 2,330	BNP PARIBAS	06/20/2024	5
TRY 3,687	USD 110	BNP PARIBAS	05/20/2024	2
USD 338	MYR 1,606	Barclays Bank PLC	06/20/2024	—
USD 283	PHP 16,220	Barclays Bank PLC	08/19/2024	2
USD 102	THB 3,680	Barclays Bank PLC	08/19/2024	2
USD 497	MXN 8,310	BNP PARIBAS	05/13/2024	13
USD 411	INR 34,190	BNP PARIBAS	05/21/2024	1
USD 1,174	HUF 425,400	BNP PARIBAS	06/18/2024	18
USD 1,479	COP 5,772,000	BNP PARIBAS	08/12/2024	32
USD 756	TND 2,395	BNP PARIBAS	10/08/2024	18
USD 2,905	PEN 10,863	HSBC Bank USA, N.A.	05/13/2024	19
USD 117	CZK 2,730	HSBC Bank USA, N.A.	05/20/2024	1
USD 232	CNH 1,676	HSBC Bank USA, N.A.	06/13/2024	1
USD 4,718	EUR 4,306	HSBC Bank USA, N.A.	06/26/2024	112
USD 965	BRL 5,036	HSBC Bank USA, N.A.	07/01/2024	2
ZAR 13,720	USD 713	BNP PARIBAS	07/17/2024	11

				281

Semi-Annual Report   95

   Payden Emerging Markets Local Bond Fund continued

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Liabilities:
BRL 7,633	USD 1,520	HSBC Bank USA, N.A.	07/01/2024	(59)
CLP 419,300	USD 441	BNP PARIBAS	05/15/2024	(5)
CNH 1,940	USD 271	Barclays Bank PLC	06/13/2024	(3)
CNH 11,797	USD 1,643	HSBC Bank USA, N.A.	06/13/2024	(13)
COP 280,000	USD 72	BNP PARIBAS	08/12/2024	(2)
CZK 35,420	USD 1,552	HSBC Bank USA, N.A.	05/20/2024	(49)
CZK 4,650	USD 199	HSBC Bank USA, N.A.	05/20/2024	(2)
EUR 243	USD 264	HSBC Bank USA, N.A.	06/26/2024	(4)
HUF 472,700	USD 1,297	BNP PARIBAS	06/18/2024	(11)
IDR 25,637,000	USD 1,582	Barclays Bank PLC	07/17/2024	(8)
INR 76,170	USD 916	BNP PARIBAS	05/21/2024	(4)
MXN 11,640	USD 687	BNP PARIBAS	05/13/2024	(9)
MXN 25,250	USD 1,489	HSBC Bank USA, N.A.	05/13/2024	(18)
MYR 4,967	USD 1,054	Barclays Bank PLC	06/20/2024	(10)
PLN 15,484	USD 3,895	BNP PARIBAS	08/12/2024	(82)
THB 56,230	USD 1,581	Barclays Bank PLC	08/19/2024	(50)
USD 21	CLP 20,132	BNP PARIBAS	05/15/2024	—
USD 925	ZAR 17,640	BNP PARIBAS	07/17/2024	(6)
USD 1,951	MXN 33,850	HSBC Bank USA, N.A.	05/13/2024	(21)
USD 472	CLP 463,700	HSBC Bank USA, N.A.	05/15/2024	(11)
USD 709	COP 2,835,000	HSBC Bank USA, N.A.	08/12/2024	(2)
ZAR 6,956	USD 370	BNP PARIBAS	05/02/2024	—

				(369)

Net Unrealized Appreciation (Depreciation)				$(88)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Appreciation/ (Depreciation) (000s)
2-Year MXIBTIIE Swap, Receive Fixed 10.44% 28 Days, Pay Variable 11.24% (MXIBTIIE) 28 Days	04/28/2026	MXN 73,700	$(3)	$—	$(3)
2-Year MXIBTIIE Swap, Receive Fixed 9.765% 28 Days, Pay Variable 11.24% (MXIBTIIE) 28 Days	03/20/2026	MXN 46,300	(37)	—	(37)
5-Year Interest Rate Swap, Receive Fixed 2.4875% Quarterly, Pay Variable 2.5% (CNRR007) Quarterly	04/25/2027	CNY 3,740	7	—	7

			$(33)	$—	$(33)

See notes to financial statements.

96  Payden Mutual Funds

   Payden Emerging Markets Corporate Bond Fund

The Fund seeks a high level of total return.	Portfolio Composition - percent of investments
	Corporate Bond	83%
	Investment Company	11%
	Bank Loans	2%
	Asset Backed	2%
	Foreign Government	2%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)

Bonds (93%)

Angola (USD) (0%)
200,000	Angolan Government International Bond 144A, 8.00%, 11/26/29 (a)	$183

Austria (USD) (1%)
200,000	Klabin Austria GmbH 144A, 5.75%, 4/03/29 (a)	195
200,000	Klabin Austria GmbH 144A, 7.00%, 4/03/49 (a)	195

		390

Bahamas (USD) (1%)
850,000	Intercorp Peru Ltd. 144A, 3.88%, 8/15/29 (a)	744

Bermuda (USD) (2%)
300,000	CBQ Finance Ltd., 2.00%, 9/15/25 (b)	285
270,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	243
400,000	Inkia Energy Ltd. 144A, 5.88%, 11/09/27 (a)	389
500,000	Ooredoo International Finance Ltd. 144A, 5.00%, 10/19/25 (a)	495
360,000	Star Energy Geothermal Darajat II/Star Energy Geothermal Salak 144A, 4.85%, 10/14/38 (a)	321
200,000	Tengizchevroil Finance Co. International Ltd. 144A, 3.25%, 8/15/30 (a)	160

		1,893

Brazil (USD) (2%)
395,000	Banco do Brasil SA 144A, 4.63%, 1/15/25 (a)	391
200,000	BRF SA, 4.88%, 1/24/30 (b)	176
200,000	BRF SA 144A, 4.88%, 1/24/30 (a)	176
200,000	Natura &Co. Luxembourg Holdings Sarl 144A, 4.13%, 5/03/28 (a)	181
350,170	Samarco Mineracao SA 144A, 9.50%, 6/30/31 (a)	320

		1,244

Canada (USD) (2%)
200,000	Canacol Energy Ltd. 144A, 5.75%, 11/24/28 (a)	94
860,000	First Quantum Minerals Ltd. 144A, 8.63%, 6/01/31 (a)	834
200,000	Frontera Energy Corp. 144A, 7.88%, 6/21/28 (a)	163
400,000	TransCanada PipeLines Ltd., 6.20%, 3/09/26	400

		1,491

Cayman Islands (USD) (8%)
200,000	Alibaba Group Holding Ltd., 3.40%, 12/06/27	187
415,000	C&W Senior Finance Ltd. 144A, 6.88%, 9/15/27 (a)	393
200,000	CK Hutchison International 24 Ltd. 144A, 5.38%, 4/26/29 (a)	200
615,000	Cosan Overseas Ltd., 8.25% (b)(c)	627

Principal or Shares	Security Description	Value (000)
600,000	Country Garden Holdings Co. Ltd., 3.30%, 1/12/31 (b)(d)	$37
200,000	Country Garden Holdings Co. Ltd., 5.13%, 1/14/27 (b)(d)	12
200,000	Dar Al-Arkan Sukuk Co. Ltd., 7.75%, 2/07/26 (b)	201
200,000	DP World Crescent Ltd. 144A, 4.85%, 9/26/28 (a)	194
500,000	Energuate Trust 144A, 5.88%, 5/03/27 (a)	473
200,000	Gran Tierra Energy International Holdings Ltd. 144A, 6.25%, 2/15/25 (a)	189
200,000	Kaisa Group Holdings Ltd., 11.50%, 1/30/23 (b)(d)	5
200,000	Liberty Costa Rica Senior Secured Finance 144A, 10.88%, 1/15/31 (a)	208
600,000	MAF Global Securities Ltd., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.893%), 7.88% (b)(c)(e)(f)	617
200,000	Melco Resorts Finance Ltd. 144A, 4.88%, 6/06/25 (a)	195
200,000	Melco Resorts Finance Ltd. 144A, 5.38%, 12/04/29 (a)	179
200,000	Melco Resorts Finance Ltd. 144A, 7.63%, 4/17/32 (a)	196
98,900	Odebrecht Oil & Gas Finance Ltd. 144A, 31.50% (a)(c)(g)	6
360,000	QNB Finance Ltd., 2.63%, 5/12/25 (b)	349
250,000	QNB Finance Ltd., 2.75%, 2/12/27 (b)	232
390,000	SA Global Sukuk Ltd. 144A, 1.60%, 6/17/26 (a)(e)	360
400,000	Sable International Finance Ltd. 144A, 5.75%, 9/07/27 (a)	382
255,000	Sands China Ltd., 4.05%, 1/08/26	246
215,000	Shimao Group Holdings Ltd., 5.60%, 7/15/26 (b)(d)	8
200,000	Vale Overseas Ltd., 6.25%, 8/10/26 (e)	203
325,000	Weibo Corp., 3.38%, 7/08/30 (e)	279
200,000	Weibo Corp., 3.50%, 7/05/24	199
280,000	Wynn Macau Ltd. 144A, 4.88%, 10/01/24 (a)	278

		6,455

Chile (USD) (3%)
769,529	Alfa Desarrollo SpA 144A, 4.55%, 9/27/51 (a)	562
240,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(c)(f)	246
350,000	Celulosa Arauco y Constitucion SA, 4.50%, 8/01/24	349
653,586	Chile Electricity PEC SpA 144A, 5.13%, 1/25/28 (a)(g)	517

Semi-Annual Report   97

  Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
200,000	Inversiones CMPC SA 144A, 4.75%, 9/15/24 (a)	$199
280,000	Sociedad de Transmision Austral SA 144A, 4.00%, 1/27/32 (a)	241
600,000	Sociedad Quimica y Minera de Chile SA 144A, 6.50%, 11/07/33 (a)	602

		2,716

Colombia (USD) (4%)
400,000	Bancolombia SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.944%), 4.63%, 12/18/29 (f)	386
200,000	Bancolombia SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.929%), 6.91%, 10/18/27 (f)	198
835,000	Colombia Telecomunicaciones SA ESP 144A, 4.95%, 7/17/30 (a)	591
290,000	Ecopetrol SA, 5.38%, 6/26/26	283
360,000	Ecopetrol SA, 8.38%, 1/19/36	350
170,000	Ecopetrol SA, 8.63%, 1/19/29	177
600,000	Grupo Energia Bogota SA ESP 144A, 7.85%, 11/09/33 (a)	651
400,000	Transportadora de Gas Internacional SA ESP 144A, 5.55%, 11/01/28 (a)	390

		3,026

Czech Republic (CZK) (0%)
5,800,000	Czech Republic Government Bond Series 103, 2.00%, 10/13/33 CZK (h)	203

France (USD) (1%)
425,000	Altice France SA 144A, 5.13%, 7/15/29 (a)	277
300,000	Iliad Holding SASU, 8.50%, 4/15/31 (a)	303
200,000	Societe Generale SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.153%), 8.50% (a)(c)(f)	191

		771

Hong Kong (USD) (0%)
200,000	Lenovo Group Ltd. 144A, 6.54%, 7/27/32 (a)	207

India (USD) (3%)
345,000	Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt. Ltd./Wardha Solar Maharash 144A, 4.63%, 10/15/39 (a)	280
200,000	Bharti Airtel Ltd. 144A, 4.38%, 6/10/25 (a)	197
200,000	ICICI Bank Ltd. 144A, 4.00%, 3/18/26 (a)	194
210,000	Indiabulls Housing Finance Ltd. 144A, 9.70%, 7/03/27 (a)	204
260,000	Power Finance Corp. Ltd., 4.50%, 6/18/29 (b)	245
250,000	Reliance Industries Ltd. 144A, 3.63%, 1/12/52 (a)	169
200,000	Shriram Finance Ltd. 144A, 4.15%, 7/18/25 (a)	193
480,000	Shriram Finance Ltd. 144A, 6.63%, 4/22/27 (a)	477
425,000	Summit Digitel Infrastructure Ltd. 144A, 2.88%, 8/12/31 (a)	344

		2,303

Indonesia (USD) (1%)
200,000	Cikarang Listrindo Tbk PT 144A, 4.95%, 9/14/26 (a)	192
700,000	Indofood CBP Sukses Makmur Tbk PT, 3.40%, 6/09/31 (b)	593

		785

Principal or Shares	Security Description	Value (000)
Isle of Man (USD) (0%)
320,000	AngloGold Ashanti Holdings PLC, 6.50%, 4/15/40	$314

Israel (USD) (1%)
295,000	Energean Israel Finance Ltd. 144A, 4.88%, 3/30/26 (a)(b)	278
260,000	Leviathan Bond Ltd. 144A, 6.75%, 6/30/30 (a)(b)	233

		511

Japan (USD) (0%)
200,000	Rakuten Group Inc. 144A, 9.75%, 4/15/29 (a)	198

Kazakhstan (USD) (0%)
200,000	KazMunayGas National Co. JSC 144A, 5.38%, 4/24/30 (a)	191

Luxembourg (USD) (6%)
220,000	Ambipar Lux Sarl 144A, 9.88%, 2/06/31 (a)	218
200,000	ARD Finance SA 144A, 6.50%, 6/30/27 (a)	49
220,000	B2W Digital Lux Sarl 144A, 4.38%, 12/20/30 (a)	44
160,000	Consolidated Energy Finance SA 144A, 12.00%, 2/15/31 (a)	166
200,000	CSN Resources SA 144A, 5.88%, 4/08/32 (a)	167
200,000	EIG Pearl Holdings Sarl, 4.39%, 11/30/46 (b)	150
159,657	Gol Finance SA 144A, (1 mo. Term Secured Overnight Financing Rate + 10.500%), 15.81%, 1/29/25 (a)(f)	173
218,481	Guara Norte Sarl 144A, 5.20%, 6/15/34 (a)(e)	198
835,000	JBS USA Holding Lux Sarl/JBS USA Food Co./ JBS Lux Co. Sarl, 5.75%, 4/01/33	799
190,150	MC Brazil Downstream Trading Sarl 144A, 7.25%, 6/30/31 (a)	165
290,000	MHP Lux SA 144A, 6.95%, 4/03/26 (a)	233
220,500	Millicom International Cellular SA 144A, 5.13%, 1/15/28 (a)	204
585,000	Millicom International Cellular SA 144A, 6.63%, 10/15/26 (a)	581
555,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	570
400,000	Movida Europe SA 144A, 7.85%, 4/11/29 (a)	374
488,522	Tierra Mojada Luxembourg II Sarl 144A, 5.75%, 12/01/40 (a)	438
200,000	Unigel Luxembourg SA, 8.75%, 10/01/26 (b) (d)	64

		4,593

Malaysia (MYR) (0%)
750,000	Malaysia Government Bond Series 0418, 4.89%, 6/08/38 MYR (h)	170

Marshall Islands (USD) (0%)
291,442	Nakilat Inc. 144A, 6.07%, 12/31/33 (a)	301

Mauritius (USD) (1%)
180,000	Greenko Power II Ltd. 144A, 4.30%, 12/13/28 (a)	161
300,000	Greenko Solar Mauritius Ltd. 144A, 5.95%, 7/29/26 (a)(e)	289
302,638	India Cleantech Energy 144A, 4.70%, 8/10/26 (a)	283

		733

Mexico (MXN) (1%)
4,870,000	Mexican Bonos Series M, 8.50%, 11/18/38 MXN (h)	252

98  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Mexico (USD) (13%)
200,000	Banco Mercantil del Norte SA 144A, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.034%), 6.63% (a)(c)(f)	$176
200,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.967%), 6.75% (a)(c)(f)	198
200,000	Banco Mercantil del Norte SA 144A, (10 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.353%), 7.63% (a)(c)(f)	195
800,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.995%), 7.53%, 10/01/28 (a)(f)	832
600,000	BBVA Bancomer SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (a)(f)	620
630,000	Becle SAB de CV 144A, 2.50%, 10/14/31 (a)	487
200,000	Braskem Idesa SAPI 144A, 6.99%, 2/20/32 (a)	150
240,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A, 7.88%, 2/15/39 (a)	252
260,000	Cemex SAB de CV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.534%), 5.13% (a)(c)(f)	250
200,000	Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV 144A, 4.96%, 7/18/29 (a)	190
245,000	Cibanco SA Institucion de Banca Multiple Trust CIB/3332 144A, 4.38%, 7/22/31 (a)	200
200,000	Coca-Cola Femsa SAB de CV, 2.75%, 1/22/30	173
312,400	Cometa Energia SA de CV 144A, 6.38%, 4/24/35 (a)	309
420,000	Corp. Inmobiliaria Vesta SAB de CV 144A, 3.63%, 5/13/31 (a)	358
200,000	El Puerto de Liverpool SAB de CV 144A, 3.95%, 10/02/24 (a)	198
800,000	Electricidad Firme de Mexico Holdings SA de CV 144A, 4.90%, 11/20/26 (a)	764
382,188	Fermaca Enterprises S de RL de CV 144A, 6.38%, 3/30/38 (a)	374
200,000	Gruma SAB de CV 144A, 4.88%, 12/01/24 (a)	197
1,020,000	Grupo Axo SAPI de CV 144A, 5.75%, 6/08/26 (a)	982
250,000	Infraestructura Energetica Nova SAPI de CV 144A, 3.75%, 1/14/28 (a)	233
600,000	Kimberly-Clark de Mexico SAB de CV 144A, 2.43%, 7/01/31 (a)	502
400,000	Kimberly-Clark de Mexico SAB de CV 144A, 3.25%, 3/12/25 (a)	392
215,000	Mexico City Airport Trust 144A, 5.50%, 7/31/47 (a)	177
176,994	Mexico Generadora de Energia S de rl 144A, 5.50%, 12/06/32 (a)(e)	172
440,000	Orbia Advance Corp. SAB de CV 144A, 1.88%, 5/11/26 (a)	405
415,000	Petroleos Mexicanos, 4.50%, 1/23/26 (e)	390
165,000	Petroleos Mexicanos, 5.95%, 1/28/31	130
350,000	Petroleos Mexicanos, 6.49%, 1/23/27	329
70,000	Petroleos Mexicanos, 6.75%, 9/21/47	45

Principal or Shares	Security Description	Value (000)
920,000	Sitios Latinoamerica SAB de CV 144A, 5.38%, 4/04/32 (a)	$841

		10,521

Netherlands (USD) (6%)
200,000	Arcos Dorados BV 144A, 6.13%, 5/27/29 (a)	197
280,000	Braskem Netherlands Finance BV 144A, 7.25%, 2/13/33 (a)	266
400,000	Braskem Netherlands Finance BV 144A, 8.50%, 1/12/31 (a)	407
200,000	Braskem Netherlands Finance BV 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 8.220%), 8.50%, 1/23/81 (a)(f)	196
600,000	Embraer Netherlands Finance BV 144A, 7.00%, 7/28/30 (a)	614
200,000	IHS Netherlands Holdco BV 144A, 8.00%, 9/18/27 (a)	189
205,000	MEGlobal BV 144A, 2.63%, 4/28/28 (a)	181
435,000	Minejesa Capital BV 144A, 5.63%, 8/10/37 (a)	377
200,000	Prosus NV 144A, 3.06%, 7/13/31 (a)	160
200,000	Prosus NV, 3.06%, 7/13/31 (b)	160
515,000	Prosus NV 144A, 3.83%, 2/08/51 (a)	314
415,000	Prosus NV 144A, 4.03%, 8/03/50 (a)	263
200,000	Prosus NV 144A, 4.99%, 1/19/52 (a)	146
800,000	Sigma Finance Netherlands BV 144A, 4.88%, 3/27/28 (a)(e)	776
295,000	Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/01/28 (e)	300

		4,546

Nigeria (USD) (0%)
200,000	SEPLAT Energy PLC, 7.75%, 4/01/26 (b)	194

Panama (USD) (1%)
333,912	AES Panama Generation Holdings SRL 144A, 4.38%, 5/31/30 (a)	281
200,000	Panama Government International Bond, 8.00%, 3/01/38	204
517,062	UEP Penonome II SA 144A, 6.50%, 10/01/38 (a)	428

		913

Peru (USD) (2%)
200,000	Banco BBVA Peru SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.002%), 6.20%, 6/07/34 (a)(f)	198
355,000	Banco de Credito del Peru S.A. 144A, 2.70%, 1/11/25 (a)	346
415,000	Banco de Credito del Peru S.A. 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.000%), 3.13%, 7/01/30 (a)(f)	395
200,000	Consorcio Transmantaro SA 144A, 4.70%, 4/16/34 (a)	182
371,300	Hunt Oil Co. of Peru LLC Sucursal Del Peru 144A, 6.38%, 6/01/28 (a)	368
200,000	SAN Miguel Industrias Pet SA/NG PET R&P Latin America SA 144A, 3.50%, 8/02/28 (a)	171

		1,660

Saudi Arabia (USD) (0%)
555,000	Saudi Arabian Oil Co. 144A, 3.25%, 11/24/50 (a)	358

Singapore (USD) (1%)
200,000	Continuum Energy Aura Pte Ltd. 144A, 9.50%, 2/24/27 (a)	202

Semi-Annual Report   99

  Payden Emerging Markets Corporate Bond Fund continued

Principal or Shares	Security Description	Value (000)
212,188	Continuum Energy Levanter Pte Ltd. 144A, 4.50%, 2/09/27 (a)	$202
200,000	Yinson Production Financial Services Pte Ltd. 144A, 9.63%, 5/03/29 (a)(b)	199

		603

South Africa (ZAR) (1%)
9,300,000	Republic of South Africa Government Bond Series R214, 6.50%, 2/28/41 ZAR (h)	287
1,855,000	Republic of South Africa Government Bond Series 2035, 8.88%, 2/28/35 ZAR (h)	79

		366

South Korea (USD) (2%)
420,000	Kia Corp. 144A, 3.25%, 4/21/26 (a)	401
200,000	Kookmin Bank 144A, 2.50%, 11/04/30 (a)	163
400,000	LG Electronics Inc. 144A, 5.63%, 4/24/27 (a)	398
200,000	SK Hynix Inc. 144A, 6.50%, 1/17/33 (a)	206

		1,168

Spain (USD) (2%)
860,000	AI Candelaria Spain SA 144A, 5.75%, 6/15/33 (a)(e)	666
206,250	AI Candelaria Spain SA 144A, 7.50%, 12/15/28 (a)	199
400,000	Banco Bilbao Vizcaya Argentaria SA, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 2.300%), 5.86%, 9/14/26 (f)	399
200,000	Banco Bilbao Vizcaya Argentaria SA, (5 yr. Swap Semi 30/360 USD + 3.870%), 6.13% (c) (e)(f)	179
340,000	EnfraGen Energia Sur SA/EnfraGen Spain SA/ Prime Energia SpA 144A, 5.38%, 12/30/30 (a)	278

		1,721

Sri Lanka (USD) (0%)
250,000	Sri Lanka Government International Bond 144A, 6.85%, 11/03/25 (a)	143

Supranational (USD) (2%)
200,000	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (a)	208
200,000	Borr IHC Ltd./Borr Finance LLC 144A, 10.38%, 11/15/30 (a)	208
200,000	Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./Difl U.S., 12.00%, 5/25/27	194
400,000	GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 144A, 7.13%, 7/31/26 (a)	398
200,000	Promigas SA ESP/Gases del Pacifico SAC 144A, 3.75%, 10/16/29 (a)	175

		1,183

Turkey (USD) (2%)
200,000	Akbank TAS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.270%), 9.37% (a)(c)(f)	198
395,979	Limak Iskenderun Uluslararasi Liman Isletmeciligi AS 144A, 9.50%, 7/10/36 (a)	366
200,000	Turkiye Garanti Bankasi AS 144A, (5 yr. Swap Semi 30/360 USD + 4.220%), 7.18%, 5/24/27 (a)(f)	198
200,000	Turkiye Garanti Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.090%), 8.38%, 2/28/34 (a)(f)	199

Principal or Shares	Security Description	Value (000)
210,000	Turkiye Sinai Kalkinma Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.454%), 9.75% (a)(c)(f)	$209
205,000	Turkiye Vakiflar Bankasi TAO 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.493%), 10.12% (a)(c)(f)	206
245,000	Yapi ve Kredi Bankasi AS 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.499%), 9.74% (a)(c)(f)	245

		1,621

Ukraine (USD) (0%)
215,000	Ukraine Government International Bond 144A, 7.75%, 9/01/28 (a)	61

United Arab Emirates (USD) (3%)
350,000	Abu Dhabi National Energy Co. PJSC, 3.88%, 5/06/24 (b)	350
673,812	Acwa Power Management And Investments One Ltd. 144A, 5.95%, 12/15/39 (a)	648
200,000	DP World Ltd. 144A, 5.63%, 9/25/48 (a)	184
280,000	Emirates Semb Corp. Water & Power Co. PJSC 144A, 4.45%, 8/01/35 (a)(e)	258
315,000	MDGH GMTN RSC Ltd. 144A, 4.50%, 11/07/28 (a)	305
200,000	MDGH GMTN RSC Ltd. 144A, 5.08%, 5/22/53 (a)	179
294,243	Sweihan PV Power Co. PJSC 144A, 3.63%, 1/31/49 (a)(e)	232

		2,156

United Kingdom (NGN) (0%)
300,000,000	HSBC Bank PLC 144A, 21.67%, 3/10/25 NGN (a)(g)(h)	183

United Kingdom (USD) (3%)
315,000	Anglo American Capital PLC 144A, 4.75%, 4/10/27 (a)	307
200,000	Anglo American Capital PLC 144A, 5.50%, 5/02/33 (a)	195
200,000	Antofagasta PLC 144A, 6.25%, 5/02/34 (a)	200
295,000	Fresnillo PLC 144A, 4.25%, 10/02/50 (a)	216
200,000	MARB BondCo PLC 144A, 3.95%, 1/29/31 (a)	161
200,000	Sisecam UK PLC 144A, 8.63%, 5/02/32 (a)	203
200,000	Standard Chartered PLC, (3 mo. LIBOR USD + 1.209%), 2.82%, 1/30/26 (b)(f)	195
260,000	Tullow Oil PLC 144A, 10.25%, 5/15/26 (a)	253
189,000	Vedanta Resources Finance II PLC 144A, 13.88%, 12/09/28 (a)	172
285,000	WE Soda Investments Holding PLC 144A, 9.38%, 2/14/31 (a)	291
200,000	WE Soda Investments Holding PLC 144A, 9.50%, 10/06/28 (a)	207

		2,400

United States (EGP) (1%)
9,200,000	Citigroup Global Markets Holdings Inc. 144A, 25.20%, 3/20/25 EGP (a)(g)(h)	157
14,200,000	Citigroup Global Markets Holdings Inc. 144A, 26.33%, 3/20/25 EGP (a)(g)(h)	242

		399

United States (NGN) (0%)
424,000,000	Citigroup Global Markets Holdings Inc. 144A, 22.84%, 3/10/25 NGN (a)(g)(h)	259

100  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
United States (USD) (15%)
200,000	American Tower Corp., 3.38%, 10/15/26	$190
198,990	Asurion LLC Term Loan B10 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.42%, 8/19/28 (i)	194
400,000	Azul Secured Finance LLP 144A, 11.93%, 8/28/28 (a)(e)	398
532,180	BBFI Liquidating Trust 144A, 1.29%, 12/30/99 (a)(g)	201
400,000	Bimbo Bakeries USA Inc. 144A, 4.00%, 5/17/51 (a)	294
200,000	Brightline East LLC 144A, 11.00%, 1/31/30 (a)	198
255,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (a)	240
200,000	CSC Holdings LLC 144A, 11.25%, 5/15/28 (a)	177
100,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (a)	89
200,000	Energy Transfer LP G, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 5.306%), 7.13% (c)(f)	192
300,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 11.05%, 6/29/29 (i)	297
199,720	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 9.05%, 4/26/28 (i)	201
131,216	Exeter Automobile Receivables Trust 2022-6A, 5.70%, 8/17/26	131
200,000	FirstEnergy Pennsylvania Electric Co. 144A, 5.20%, 4/01/28 (a)	198
200,000	Ford Motor Credit Co. LLC, 6.80%, 11/07/28	204
300,000	Ford Motor Credit Co. LLC, 6.95%, 6/10/26	305
600,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (a)	591
235,000	Frontier Communications Holdings LLC 144A, 6.75%, 5/01/29 (a)(e)	207
400,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)	377
450,000	Hyundai Capital America 144A, 1.30%, 1/08/26 (a)	417
340,000	Hyundai Capital America 144A, 5.50%, 3/30/26 (a)	338
350,000	Hyundai Capital America 144A, 5.65%, 6/26/26 (a)	349
200,000	KeHE Distributors LLC/KeHE Finance Corp./ NextWave Distribution Inc. 144A, 9.00%, 2/15/29 (a)	202
200,000	Kosmos Energy Ltd. 144A, 7.13%, 4/04/26 (a)	194
200,000	Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a)	195
210,000	MIC Glen LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.68%, 7/21/28 (i)	211
200,000	National Rural Utilities Cooperative Finance Corp., (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.533%), 7.13%, 9/15/53 (f)	204
200,000	NBM U.S. Holdings Inc. 144A, 7.00%, 5/14/26 (a)	199
100,000	NextEra Energy Capital Holdings Inc., 6.05%, 3/01/25	100
142,910	Santander Bank Auto Credit-Linked Notes 2023-A 144A, 10.07%, 6/15/33 (a)	146

Principal or Shares	Security Description	Value (000)
750,000	Santander Bank Auto Credit-Linked Notes 2023-B 144A, 12.24%, 12/15/33 (a)	$768
460,083	Santander Drive Auto Receivables Trust 2023- S1 144A, 10.40%, 4/18/28 (a)	461
400,000	Sasol Financing USA LLC, 4.38%, 9/18/26	377
240,000	Sasol Financing USA LLC 144A, 8.75%, 5/03/29 (a)	241
250,000	SierraCol Energy Andina LLC 144A, 6.00%, 6/15/28 (a)	217
345,000	Southern Copper Corp., 3.88%, 4/23/25	339
500,000	Tacala Investment Corp. Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.32%, 1/31/31 (i)	503
200,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A, 7.38%, 2/15/29 (a)	200
770,000	Terraform Global Operating LP 144A, 6.13%, 3/01/26 (a)	761
200,000	TerraForm Power Operating LLC 144A, 5.00%, 1/31/28 (a)	187
100,000	Truist Insurance Holdings LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 4.75%, 3/08/32 (i)	101
100,000	United Natural Foods Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.750%), 4.75%, 4/25/31 (i)	99
200,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28 (a)	154
200,000	Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC 144A, 10.50%, 2/15/28 (a)	208
225,000	Verde Purchaser LLC 144A, 10.50%, 11/30/30 (a)	237

		12,092

Venezuela (USD) (0%)
1,100,000	Petroleos de Venezuela SA, 6.00%, 11/15/26 (b) (d)	138

Virgin Islands (British) (USD) (2%)
630,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (a)	589
660,000	Gold Fields Orogen Holdings BVI Ltd. 144A, 5.13%, 5/15/24 (a)	659
200,000	Gold Fields Orogen Holdings BVI Ltd., 5.13%, 5/15/24 (b)	200

		1,448

Total Bonds (Cost - $75,622)		73,807

Investment Company (12%)
9,378,603	Payden Cash Reserves Money Market Fund* (Cost - $9,379)	9,379

Total Investments (Cost - $85,001) (105%)		83,186
Liabilities in excess of Other Assets (-5%)		(4,076)

Net Assets (100%)		$79,110

Semi-Annual Report   101

  Payden Emerging Markets Corporate Bond Fund continued

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(c)	Perpetual security with no stated maturity date.
(d)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(e)

All or a portion of these securities are on loan. At April 30, 2024, the total market value of the Fund’s securities on loan is $3,325 and the total market value of the collateral held by the Fund is $3,461. Amounts in 000s.

(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(g)	Yield to maturity at time of purchase.
(h)	Principal in foreign currency.
(i)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)
Assets:
CLP 152,300	USD 158	BNP PARIBAS	05/15/2024	$—
PEN 1,288	USD 342	HSBC Bank USA, N.A.	05/13/2024	1
USD 174	MYR 821	Barclays Bank PLC	06/20/2024	2
USD 1,030	THB 36,570	Barclays Bank PLC	08/19/2024	34
USD 348	PEN 1,287	HSBC Bank USA, N.A.	05/13/2024	6
USD 213	CZK 4,870	HSBC Bank USA, N.A.	05/20/2024	7

				50

Liabilities:
BRL 5,098	USD 1,016	HSBC Bank USA, N.A.	07/01/2024	(40)
IDR 5,206,000	USD 321	Barclays Bank PLC	07/17/2024	(2)
USD 382	ZAR 7,300	BNP PARIBAS	07/17/2024	(3)
USD 797	MXN 13,830	HSBC Bank USA, N.A.	05/13/2024	(9)
ZAR 1,510	USD 80	BNP PARIBAS	05/02/2024	—

				(54)

Net Unrealized Appreciation (Depreciation)				$(4)

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
Long Contracts:
U.S. Treasury 2-Year Note Future	55	Jun-24	$11,146	$(63)	$(63)
U.S. Ultra Bond Future	7	Jun-24	837	(57)	(57)

					(120)

Short Contracts:
U.S. Treasury 10-Year Note Future	22	Jun-24	(2,364)	59	59

Total Futures					$(61)

Open Centrally Cleared Interest Rate Swap Contracts

Description	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront payments/ receipts (000s)	Unrealized Depreciation (000s)
2-Year Interest Rate Swap, Receive Fixed 10.440% Monthly, Pay Variable 11.240% (MXIBTIIE) 28 days	04/28/2026	MXN 23,000	$(1)	$—	$(1)

102  Payden Mutual Funds

Offsetting Assets and Liabilities

The Fund’s loaned securities were all subject to an enforceable Securities Lending Agency Agreement. Securities lent in accordance with the Securities Lending Agency Agreement on a gross basis were as follows:

Total gross amount presented on the Statements of Assets and Liabilities[1]	$3,325
Non-cash Collateral[2]	(3,325)

Net Amount	$—

[1]	The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.
[2]	At April 30, 2024, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Schedule of Investments.

See notes to financial statements.

Semi-Annual Report   103

   Payden Equity Income Fund

The Fund seeks growth of capital and some current income.	Portfolio Composition - percent of investments
	Common Stock	89%
	Investment Company	4%
	Master Limited Partnership	4%
	Real Estate Investment Trust	3%
	Corporate Bond	0%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)
Stocks (95%)

Common Stock (89%)

Communication Services (7%)
93,000	Alphabet Inc., Class A (a)	$15,139
288,300	Comcast Corp., Class A	10,987
31,600	Meta Platforms Inc., Class A	13,593
78,400	Nexstar Media Group Inc.	12,549
80,700	T-Mobile U.S. Inc.	13,248
565,400	Verizon Communications Inc.	22,328

		87,844

Consumer Discretionary (7%)
75,200	Amazon.com Inc. (a)	13,160
106,100	DR Horton Inc.	15,118
37,000	Home Depot Inc.	12,366
46,700	McDonald’s Corp.	12,751
118,200	NIKE Inc., Class B	10,905
91,700	Ross Stores Inc.	11,880
149,600	Sony Group Corp. (b)	12,412

		88,592

Consumer Staples (5%)
205,600	Coca-Cola Co.	12,700
19,500	Costco Wholesale Corp.	14,097
104,600	Procter & Gamble Co.	17,071
371,700	Walmart Inc.	22,060

		65,928

Energy (8%)
174,600	ConocoPhillips	21,933
129,600	EOG Resources Inc.	17,124
221,500	EQT Corp.	8,880
321,600	Exxon Mobil Corp.	38,036
96,400	Phillips 66	13,805

		99,778

Financials (22%)
57,700	American Express Co.	13,503
49,100	Ameriprise Financial Inc.	20,219
119,500	Arthur J Gallagher & Co.	28,045
53,700	Chubb Ltd.	13,352
178,100	Fidelity National Information Services Inc.	12,097
190,700	JPMorgan Chase & Co.	36,565
281,600	MetLife Inc.	20,016
184,100	Morgan Stanley	16,724
46,100	S&P Global Inc.	19,170
380,300	Sumitomo Mitsui Financial Group Inc. (b)	21,654
469,000	U.S. Bancorp	19,055
57,400	Visa Inc., Class A	15,418
409,400	Wells Fargo & Co.	24,286

Principal or Shares	Security Description	Value (000)
		$260,104

Healthcare (9%)
117,000	Abbott Laboratories	12,398
47,800	Amgen Inc.	13,094
22,000	Eli Lilly and Co.	17,184
63,900	Johnson & Johnson	9,239
48,300	McKesson Corp.	25,947
108,200	Merck & Co. Inc.	13,982
228,600	Pfizer Inc.	5,857
28,100	Stryker Corp.	9,456

		107,157

Industrials (13%)
166,900	AECOM	15,415
106,500	Airbus SE (b)	17,580
253,100	Delta Air Lines Inc.	12,673
44,400	Eaton Corp. PLC	14,131
231,900	Emerson Electric Co.	24,994
61,300	General Electric Co.	9,920
89,300	Honeywell International Inc.	17,211
72,800	ITT Inc.	9,416
105,100	L3Harris Technologies Inc.	22,497
64,500	Schneider Electric SE (b)	14,806
56,900	Union Pacific Corp.	13,494

		172,137

Materials (5%)
263,900	CRH PLC (b)	20,431
45,000	Linde PLC	19,843
47,000	Nucor Corp.	7,921

		48,195

Technology (11%)
75,000	Apple Inc.	12,775
64,600	Applied Materials Inc.	12,833
13,400	ASML Holding NV (b)	11,908
14,600	Broadcom Inc.	18,984
103,800	Dell Technologies Inc., Class C	12,938
34,400	International Business Machines Corp.	5,717
61,400	Microsoft Corp.	23,905
136,400	Oracle Corp.	15,515
61,200	QUALCOMM Inc.	10,150
49,000	Salesforce Inc.	13,178

		137,903

Utilities (2%)
165,600	Duke Energy Corp.	16,272
259,700	NextEra Energy Inc.	17,392

		33,664

Total Common Stock		1,101,302

104  Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
Master Limited Partnership (3%)
1,446,500	Energy Transfer LP	$22,753
686,500	Enterprise Products Partners LP	19,277

Total Master Limited Partnership		42,030

Real Estate Investment Trust (3%)
114,300	Digital Realty Trust Inc.	15,862
119,400	Prologis Inc.	12,185
56,200	Simon Property Group Inc.	7,898

Total Real Estate Investment Trust		35,945

Total Stocks (Cost - $1,000,101)		1,179,277

Corporate Bond (0%)
2,800,000	Land O’ Lakes Inc. 144A, 7.00% (c)(d)	2,177

Total Corporate Bond (Cost - $2,800)		2,177

Investment Company (4%)
50,914,744	Payden Cash Reserves Money Market Fund* (Cost - $50,915)	50,915

Total Investments (Cost - $1,053,816) (99%)		1,232,369

Other Assets, net of Liabilities (1%)		7,620

Net Assets (100%)		$1,239,989

*	Affiliated investment.
(a)	Non-income producing
(b)	Principal in foreign currency.
(c)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(d)	Perpetual security with no stated maturity date.

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (000s)
Assets:
USD 47,813	EUR 43,578	Citibank, N.A.	06/26/2024	$1,195
USD 36,562	JPY 5,330,700	State Street Bank & Trust Co.	06/26/2024	2,469

Net Unrealized Appreciation				$3,664

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (000s)
Long Contracts:
S&P500 EMINI FUT Jun24	99	Jun-24	$25,082	$302	$302

See notes to financial statements.

Semi-Annual Report   105

Statements of Assets and Liabilities

April 30, 2024 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund		Payden Low Duration Fund
ASSETS:
Investments, at value*	$360,263	$1,875,072		$944,696
Affiliated investments, at value**	—	64,369		25,685
Repurchase agreements, at value***	104,000	—		—
Foreign cash****	—	818		7
Cash	42	—		—
Cash pledged for financial futures contracts	—	—		1,137
Cash pledged for centrally cleared swaps	—	—		—
Receivable for:
Interest and dividends	236	9,228		5,925
Investments sold	—	6,492		1,555
Fund shares sold	208	255		304
Futures	—	—		—
Forward currency contracts	—	381		—
Variation margin on centrally cleared swaps	—	—		—
Other assets	1,112	101		54
Total Assets	465,861	1,956,716		979,363
LIABILITIES:
Payable for:
Bank overdraft	—	8,160		1
Forward currency contracts	—	—		—
Investments purchased	—	7,025		5,490
Fund shares redeemed	—	636		512
Deferred foreign capital gains tax liability	—	—		—
Futures	—	—		243
Variation margin on centrally cleared swaps	—	—		—
Distributions payable	1,247	324		251
Liability for securities on loan (Note 2)	—	17,656		1,567
Accrued expenses:
Investment advisory fees (Note 3)	11	52		98
Administration fees (Note 3)	56	237		120
Distribution fees (Notes 3)	—	—		—
Trustee fees and expenses	21	87		44
Other liabilities	80	164		90
Total Liabilities	1,415	34,341		8,416
NET ASSETS	$464,446	$1,922,375		$970,947

NET ASSETS:
Paid in capital	$464,477	$1,924,412		$1,034,260
Distributable earnings (loss)	(31)	(2,037)		(63,313)
NET ASSETS	$464,446	$1,922,375		$970,947

NET ASSET VALUE — offering and redemption price per share in whole dollars
Investor Class
Net Assets	$464,446	$536,389		$535,468
Shares Outstanding	464,471	56,412		55,614
Net Asset Value Per Share	$1.00	$9.51		$9.63

SI Class
Net Assets	—	$1,385,986		$435,479
Shares Outstanding	—	145,732		45,231
Net Asset Value Per Share	—	$9.51		$9.63

Adviser Class
Net Assets	—	—		—
Shares Outstanding	—	—		—
Net Asset Value Per Share	—	$9.51	(a)	$9.63	(a)

* Investments, at cost	$360,263	$1,874,885		$962,164
** Affiliated investments, at cost	—	64,673		25,685
*** Repurchase agreements, at cost	104,000	—		—
**** Foreign cash, at cost	—	822		7

(a)

Payden Limited Maturity Fund, Payden Low Duration Fund, Payden Core Bond Fund, Payden Corporate Bond Fund, Payden Strategic Income Fund, Payden Floating Rate Fund, and Payden Absolute Return Bond Fund, the Adviser Class’ Net Asset Value Per Share are calculated using unrounded net assets $102.07, $101.76, $2,638,796.68, $101.97, $102.25, $104.48, and $276,353.90 divided by unrounded shares 10.73, 10.572, 297,013.83, 10.779, 9.383, 10.682, and 29,044.08 respectively.

See notes to financial statements.

106  Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund		Payden Corporate Bond Fund		Payden Strategic Income Fund		Payden Absolute Return Bond Fund		Payden Floating Rate Fund

$66,873	$118,422	$896,687		$354,956		$173,395		$559,348		$109,091
611	1,597	34,652		13,556		4,921		30,041		11,467
—	—	—		—		—		—		—
—	—	13		—		3		1,331		2
—	—	52		—		13		—		140
54	44	300		424		74		3,349		—
—	—	1		—		—		3,298		—

591	362	6,505		4,002		1,541		3,095		514
510	11,741	23,287		487		3,066		589		1,042
1	2	60		328		1		308		196
—	—	285		95		118		628		—
—	—	745		—		269		3,944		6
—	—	—		—		—		159		—
15	5	27		59		49		8		38
68,655	132,173	962,614		373,907		183,450		606,098		122,496

1	9	—		—		—		58		—
—	—	22		—		5		1,817		—
985	32,387	37,820		4,412		3,410		44,116		5,822
10	41	139		239		3		132		419
—	—	—		—		—		—		—
11	8	481		151		131		326		—
—	—	10		—		13		—		—
1	25	—		—		—		—		—
—	—	5,045		4,764		—		4,153		—

4	4	162		83		44		108		23
8	13	115		45		22		68		14
—	—	1		—		—		—		—
3	5	42		16		8		32		5
41	49	167		42		75		137		66
1,064	32,541	44,004		9,752		3,711		50,947		6,349
$67,591	$99,632	$918,610		$364,155		$179,739		$555,151		$116,147

$78,863	$159,391	$1,116,876		$427,572		$194,730		$597,367		$124,487
(11,272)	(59,759)	(198,266)		(63,417)		(14,991)		(42,216)		(8,340)
$67,591	$99,632	$918,610		$364,155		$179,739		$555,151		$116,147

$67,591	$99,632	$219,859		$145,993		$100,544		$152,838		$33,541
7,312	13,587	24,747		15,432		10,710		16,065		3,428
$9.24	$7.33	$8.88		$9.46		$9.39		$9.51		$9.79

—	—	$696,112		$218,162		$79,195		$402,037		$82,606
—	—	78,440		23,066		8,437		42,203		8,439
—	—	$8.87		$9.46		$9.39		$9.53		$9.79

—	—	$2,639		—		—		$276		—
—	—	297		—		—		29		—
—	—	$8.88	(a)	$9.46	(a)	$9.38	(a)	$9.51	(a)	$9.78	(a)

$69,797	$129,176	$1,004,686		$387,393		$180,937		$572,701		$109,209
611	1,597	35,030		13,498		4,988		30,195		11,467
—	—	—		—		—		—		—
—	—	13		—		3		1,248		2

See notes to financial statements.

Semi-Annual Report   107

Statements of Assets and Liabilities continued

April 30, 2024 (Unaudited)

Numbers in 000s

	Payden High Income Fund		Payden California Municipal Social Impact Fund		Payden Global Low Duration Fund
ASSETS:
Investments, at value*	$662,011		$154,373		$44,632
Affiliated investments, at value**	70,592		2,340		1,146
Foreign cash***	413		—		27
Cash	7		—		—
Cash pledged for financial futures contracts	697		—		63
Cash pledged for centrally cleared swaps	192		—		—
Cash pledged for OTC derivatives	—		—		—
Receivable for:
Interest and dividends	9,874		1,579		336
Investments sold	5,295		—		212
Fund shares sold	91		35		5
Futures	—		—		2
Forward currency contracts	460		—		5
Variation margin on centrally cleared swaps	20		—		—
Receivable from Advisor (Note 3)	—		—		7
Other assets	71		42		4
Total Assets	749,723		158,369		46,439
LIABILITIES:
Payable for:
Bank overdraft	—		3		1
Forward currency contracts	—		—		—
Investments purchased	15,019		—		351
Fund shares redeemed	260		94		26
Deferred foreign capital gains tax liability	—		—		—
Futures	147		—		11
Variation margin on centrally cleared swaps	—		—		—
Distributions payable	—		103		—
Liability for securities on loan (Note 2)	25,763		—		818
Accrued expenses:
Investment advisory fees (Note 3)	157		16		—
Administration fees (Note 3)	89		19		6
Distribution fees (Notes 3)	—		—		—
Trustee fees and expenses	40		7		2
Other liabilities	201		36		62
Total Liabilities	41,676		278		1,277
NET ASSETS	$708,047		$158,091		$45,162

NET ASSETS:
Paid in capital	$769,509		$162,945		$48,713
Distributable earnings (loss)	(61,462)		(4,854)		(3,551)
NET ASSETS	$708,047		$158,091		$45,162

NET ASSET VALUE — offering and redemption price per share in whole dollars
Investor Class
Net Assets	$180,368		$158,091		$45,162
Shares Outstanding	29,116		16,211		4,735
Net Asset Value Per Share	$6.19		$9.75		$9.54

SI Class
Net Assets	$527,679		—		—
Shares Outstanding	85,371		—		—
Net Asset Value Per Share	$6.18		—		—

Adviser Class
Net Assets	—		—		—
Shares Outstanding	—		—		—
Net Asset Value Per Share	$6.21	(a)	$9.75	(a)	—

* Investments, at cost	$678,370		$153,829		$46,046
** Affiliated investments, at cost	70,592		2,340		1,146
*** Foreign cash, at cost	416		—		28

(a)

Payden High Income Fund and Payden California Municipal Social Impact Fund, the Adviser Class’ Net Asset Value Per Share are calculated using unrounded net assets $357.09, and $100.74 divided by unrounded shares 57.49, and 10.335 respectively.

See notes to financial statements.

108  Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund

$150,655	$803,866	$67,226	$73,807	$1,181,454
7,742	10,914	4,197	9,379	50,915
3,011	1,405	341	36	359
—	47	22	—	9
1	—	—	93	2,279
28	2,913	175	31	—
—	—	10	—	—
1,294	12,801	1,447	1,043	2,484
1,383	1,577	—	1,944	—
4	441	44	—	46
52	—	—	12	—
1,744	3,022	281	50	3,664

65	—	—	—	—
—	—	—	—	—
37	113	29	20	63
166,016	837,099	73,772	86,415	1,241,273

—	—	—	3	—
613	387	369	54	—
4,460	3,643	738	3,663	—
38	178	—	—	40
—	—	—	—	—
114	—	—	23	396
—	571	3	1	—
—	—	—	—	—
—	8,446	—	3,461	—

28	266	20	31	453
20	104	9	10	156
—	10	—	—	7
8	51	3	3	56
88	320	69	56	176
5,369	13,976	1,211	7,305	1,284
$160,647	$823,123	$72,561	$79,110	$1,239,989

$207,691	$1,088,427	$102,954	$86,605	$993,282
(47,044)	(265,304)	(30,393)	(7,495)	246,707
$160,647	$823,123	$72,561	$79,110	$1,239,989

$41,604	$276,649	$10,079	$26,578	$326,617
5,616	27,080	2,156	3,112	18,992
$7.41	$10.22	$4.67	$8.54	$17.20

$119,043	$521,683	$62,482	$52,532	$897,682
16,111	51,158	13,603	6,139	52,123
$7.39	$10.20	$4.59	$8.56	$17.22

—	$24,791	—	—	$15,690
—	2,423	—	—	915
—	$10.23	—	—	$17.15

$169,799	$884,086	$70,960	$75,622	$1,002,901
7,854	10,914	4,197	9,379	50,915
3,050	1,405	341	36	360

See notes to financial statements.

Semi-Annual Report   109

Statements of Operations

Period ended April 30, 2024 (Unaudited)

Numbers in 000s

	Payden Cash Reserves Money Market Fund	Payden Limited Maturity Fund	Payden Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$12,707	$50,486	$22,272
Interest from affiliated investments	—	359	236
Dividend income	—	1,901	52
Dividend income from affiliated investment (Note 2)	—	3,472	—
Income from securities lending	—	21	25
Investment Income	12,707	56,239	22,585
EXPENSES:
Investment advisory fees (Note 3)	355	2,568	1,392
Administration fees (Note 3)	354	1,451	746
Shareholder servicing fees	—	126	181
Distribution fees (Note 3)	—	—	—
Custodian fees	11	43	35
Transfer agent fees	20	62	40
Registration and filing fees	4	89	9
Trustee fees and expenses	31	131	70
Printing and mailing costs	16	107	55
Loan commitment fees	—	14	7
Legal fees	8	39	20
Publication expense	5	21	13
Pricing fees	2	35	18
Fund accounting fees	43	136	85
Insurance	3	21	10
Audit fees	23	33	33
Gross Expenses	875	4,876	2,714
Expense subsidy (Note 3)	(284)	(2,623)	(685)
Net Expenses	591	2,253	2,029
Net Investment Income	12,116	53,986	20,556
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	—	151	(1,823)
Foreign currency transactions	—	(6)	—
Forward foreign exchange contracts	—	321	—
Futures contracts	—	—	(1,624)
Swap contracts	—	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	—	9,202	14,943
Translation of assets and liabilities in foreign currencies	—	6	(1)
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	—	(1,273)	—
Affiliated Investments	—	445	—
Futures contracts	—	—	(803)
Written option contracts	—	—	—
Swap contracts	—	—	—
Net Realized and Unrealized Gains	—	8,846	10,692
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$12,116	$62,832	$31,248

See notes to financial statements.

110  Payden Mutual Funds

Payden U.S. Government Fund	Payden GNMA Fund	Payden Core Bond Fund	Payden Corporate Bond Fund	Payden Strategic Income Fund	Payden Absolute Return Bond Fund	Payden Floating Rate Fund
$1,312	$2,009	$20,666	$8,255	$4,581	$20,452	$5,065
30	65	143	73	32	152	221
—	—	—	142	97	—	353
—	—	1,699	398	200	484	—
—	—	26	28	1	10	—
1,342	2,074	22,534	8,896	4,911	21,098	5,639

91	132	1,308	634	492	1,704	332
49	73	701	272	134	511	90
1	20	32	66	3	47	4
—	—	4	—	—	—	—
6	12	28	12	13	35	8
8	13	38	22	16	29	15
3	3	8	18	7	8	8
4	7	61	24	12	48	8
3	5	45	21	11	40	8
1	1	7	3	1	5	1
1	2	18	7	4	14	2
1	1	11	5	3	9	3
6	8	18	17	22	33	13
8	11	70	30	17	59	15
1	1	7	3	2	8	1
25	27	27	34	36	38	44
208	316	2,383	1,168	773	2,588	552
(69)	(97)	(309)	(98)	(232)	(821)	(174)
139	219	2,074	1,070	541	1,767	378
1,203	1,855	20,460	7,826	4,370	19,331	5,261

(250)	(1,317)	(4,340)	(6,431)	(507)	169	(216)
—	—	(192)	—	(66)	(362)	(1)
—	—	(178)	—	(104)	(947)	1
(34)	16	(30)	(107)	(3)	(2,731)	—
—	—	(1,132)	—	1	(9,002)	—

774	3,851	38,307	26,078	5,567	20,124	2,212
—	—	74	—	45	(1,083)	—
—	—	—	—	—	—	—
—	—	275	—	118	1,383	(1)
—	—	696	240	55	215	—
(29)	129	(1,781)	(39)	(272)	(370)	—
(15)	—	—	—	—	—	—
—	—	(2,053)	—	(347)	6,756	—
446	2,679	29,646	19,741	4,487	14,152	1,995
$1,649	$4,534	$50,106	$27,567	$8,857	$33,483	$7,256

See notes to financial statements.

Semi-Annual Report   111

Statements of Operations continued

Period ended April 30, 2024 (Unaudited)

Numbers in 000s

	Payden High Income Fund	Payden California Municipal Social Impact Fund	Payden Global Low Duration Fund
INVESTMENT INCOME:
Interest income (Note 2)	$24,049	$3,031	$1,071
Interest from affiliated investments	983	76	18
Dividend income	784	—	—
Dividend income from affiliated investment (Note 2)	101	—	—
Income from securities lending	244	—	20
Foreign tax withholdings	—	—	—
Investment Income	26,161	3,107	1,109
EXPENSES:
Investment advisory fees (Note 3)	1,222	251	69
Administration fees (Note 3)	524	118	34
Shareholder servicing fees	135	27	24
Distribution fees (Note 3)	—	—	—
Custodian fees	27	2	13
Transfer agent fees	28	11	8
Registration and filing fees	84	40	3
Trustee fees and expenses	55	10	3
Printing and mailing costs	62	10	2
Loan commitment fees	5	1	—
Legal fees	—	3	1
Publication expense	8	2	1
Pricing fees	20	7	15
Fund accounting fees	48	15	10
Insurance	8	1	1
Audit fees	42	33	27
Gross Expenses	2,268	531	211
Expense subsidy (Note 3)	(249)	(178)	(90)
Net Expenses	2,019	353	121
Net Investment Income	24,142	2,754	988
NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	(1,930)	514	(51)
Foreign currency transactions	(73)	—	(1)
Forward foreign exchange contracts	(151)	—	(5)
Futures contracts	—	—	(57)
Swap contracts	(328)	—	—
Change in net unrealized appreciation (depreciation) from:
Investments	38,317	5,027	595
Translation of assets and liabilities in foreign currencies	(287)	—	—
Deferred foreign capital gains taxed	—	—	—
Forward foreign exchange contracts	277	—	1
Affiliated Investments	—	—	—
Futures contracts	(1,016)	—	(11)
Swap contracts	1,597	—	—
Net Realized and Unrealized Gains	36,406	5,541	471
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$60,548	$8,295	$1,459

See notes to financial statements.

112  Payden Mutual Funds

Payden Global Fixed Income Fund	Payden Emerging Markets Bond Fund	Payden Emerging Markets Local Bond Fund	Payden Emerging Markets Corporate Bond Fund	Payden Equity Income Fund

$2,430	$30,340	$2,796	$2,621	$257
57	385	43	77	1,610
229	—	—	—	12,124
453	—	—	—	—
—	37	—	17	—
(7)	—	(28)	—	(94)
3,162	30,762	2,811	2,715	13,897

251	1,851	233	309	3,110
126	617	58	58	933
12	276	—	1	65
—	29	—	—	19
30	12	34	11	30
16	80	13	13	86
47	63	5	5	10
12	66	6	5	82
8	56	4	4	58
1	6	1	1	9
3	—	1	1	25
3	10	1	1	15
21	15	9	13	2
20	56	8	9	97
2	6	—	—	14
27	27	30	29	25
579	3,170	403	460	4,580
(87)	(187)	(99)	(119)	(375)
492	2,983	304	341	4,205
2,670	27,779	2,507	2,374	9,692

(2,429)	(13,001)	(372)	(146)	55,139
(349)	(246)	(92)	(5)	64
14	(1,677)	(501)	(84)	872
(6)	—	5	6	8,425
(524)	(1,550)	(79)	(90)	—

8,666	72,432	1,572	3,414	126,929
(36)	(152)	(6)	(11)	(13)
—	—	—	—	—
495	2,061	183	30	3,330
100	—	—	—	—
65	—	(28)	57	1,783
169	823	67	46	—
6,165	58,690	749	3,217	196,529
$8,835	$86,469	$3,256	$5,591	$206,221

See notes to financial statements.

Semi-Annual Report   113

Statements of Changes in Net Assets

For the period ended April 30, 2024 (Unaudited) and year ended October 31st

Numbers in 000s

	Payden Cash Reserves Money Market Fund		Payden Limited Maturity Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$12,116	$21,684	$53,986	$85,054
Net realized gains (losses)	—	(29)	466	(2,411)
Change in net unrealized appreciation/(depreciation)	—	—	8,380	24,279
Change in Net Assets Resulting from Operations	12,116	21,655	62,832	106,922
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(12,105)	(21,710)	(16,159)	(26,361)
SI Class	—	—	(36,624)	(60,940)
Adviser Class	—	—	— (1)	—
Return of capital:
Investor Class	—	—	—	(222)
SI Class	—	—	—	(512)
Adviser Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(12,105)	(21,710)	(52,783)	(88,035)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	23,124,039	41,066,472	128,455	331,828
SI Class	—	—	207,693	450,087
Adviser Class	—	—	— (1)	—
Reinvestment of distributions:
Investor Class	4,727	10,347	16,050	26,386
SI Class	—	—	34,899	56,626
Adviser Class	—	—	— (1)	—
Cost of fund shares redeemed:
Investor Class	(23,111,074)	(41,105,956)	(253,278)	(268,509)
SI Class	—	—	(181,667)	(527,419)
Adviser Class	—	—	—	—
Change in Net Assets from Capital Transactions	17,692	(29,137)	(47,848)	68,999
Total Change in Net Assets	17,703	(29,192)	(37,799)	87,886
NET ASSETS:
Beginning of period	446,743	475,935	1,960,174	1,872,288
End of period	$464,446	$446,743	$1,922,375	$1,960,174

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	446,779	475,917	67,852	58,350
Shares sold	23,124,039	41,066,471	13,521	35,204
Shares issued in reinvestment of distributions	4,727	10,347	1,688	2,799
Shares redeemed	(23,111,074)	(41,105,956)	(26,649)	(28,501)
Change in shares outstanding	17,692	(29,138)	(11,440)	9,502
Outstanding shares at end of period	464,471	446,779	56,412	67,852

SI Class:
Outstanding shares at beginning of period	—	—	139,352	141,540
Shares sold	—	—	21,824	47,780
Shares issued in reinvestment of distributions	—	—	3,668	6,005
Shares redeemed	—	—	(19,112)	(55,973)
Change in shares outstanding	—	—	6,380	(2,188)
Outstanding shares at end of period	—	—	145,732	139,352

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	—	—	497,544	1,107,475
Sale of investments (excluding government)	—	—	436,868	1,004,357
Purchase of government securities	—	—	22,152	38,120
Sale of government securities	—	—	19,922	31,828

(1)	Amount is less than $500.

See notes to financial statements.

114  Payden Mutual Funds

Payden Low Duration Fund		Payden U.S. Government Fund		Payden GNMA Fund		Payden Core Bond Fund
2024	2023	2024	2023	2024	2023	2024	2023

$20,556	$38,784	$1,203	$2,046	$1,855	$3,308	$20,460	$36,461
(3,447)	(28,530)	(284)	(475)	(1,301)	(523)	(5,872)	(56,571)
14,139	38,719	730	(497)	3,980	(4,475)	35,518	34,412
31,248	48,973	1,649	1,074	4,534	(1,690)	50,106	14,302

(11,284)	(24,753)	(1,209)	(2,078)	(1,705)	(3,191)	(4,898)	(9,985)
(9,168)	(13,963)	—	—	—	—	(14,610)	(22,616)
— (1)	—	—	—	—	—	(55)	(375)

—	(464)	—	—	—	—	—	(380)
—	(261)	—	—	—	—	—	(860)
—	—	—	—	—	—	—	(14)
(20,452)	(39,441)	(1,209)	(2,078)	(1,705)	(3,191)	(19,563)	(34,230)

28,708	156,307	8,274	12,055	13,633	26,339	31,521	35,171
31,226	312,118	—	—	—	—	64,191	78,607
— (1)	—	—	—	—	—	252	6,124

11,182	24,619	1,201	1,994	1,555	2,901	4,239	7,883
7,664	11,774	—	—	—	—	13,717	23,274
— (1)	—	—	—	—	—	54	387

(83,262)	(516,533)	(2,298)	(6,542)	(6,929)	(27,058)	(55,805)	(102,697)
(64,482)	(191,837)	—	—	—	—	(18,660)	(82,661)
—	—	—	—	—	—	(760)	(28,376)
(68,964)	(203,552)	7,177	7,507	8,259	2,182	38,749	(62,288)
(58,168)	(194,020)	7,617	6,503	11,088	(2,699)	69,292	(82,216)

1,029,115	1,223,135	59,974	53,471	88,544	91,243	849,318	931,534
$970,947	$1,029,115	$67,591	$59,974	$99,632	$88,544	$918,610	$849,318

60,103	95,185	6,547	5,749	12,500	12,214	26,918	33,517
2,971	16,358	881	1,274	1,801	3,470	3,439	3,847
1,155	2,573	129	221	207	383	466	872
(8,615)	(54,013)	(245)	(697)	(921)	(3,567)	(6,076)	(11,318)
(4,489)	(35,082)	765	798	1,087	286	(2,171)	(6,599)
55,614	60,103	7,312	6,547	13,587	12,500	24,747	26,918

47,870	33,978	—	—	—	—	72,010	69,744
3,231	32,667	—	—	—	—	6,984	8,726
792	1,231	—	—	—	—	1,510	2,580
(6,662)	(20,006)	—	—	—	—	(2,064)	(9,040)
(2,639)	13,892	—	—	—	—	6,430	2,266
45,231	47,870	—	—	—	—	78,440	72,010

—	—	—	—	—	—	346	2,714
—	—	—	—	—	—	28	690
—	—	—	—	—	—	6	42
—	—	—	—	—	—	(83)	(3,100)
—	—	—	—	—	—	(49)	(2,368)
—	—	—	—	—	—	297	346

126,066	294,152	—	—	—	—	190,499	183,468
163,628	378,593	—	766	—	—	133,188	277,249
50,446	832,603	19,050	38,118	19,293	24,214	91,493	279,942
75,533	943,890	11,319	20,795	14,321	21,022	86,565	285,263

See notes to financial statements.

Semi-Annual Report   115

Statements of Changes in Net Assets continued

For the period ended April 30, 2024 (Unaudited) and year ended October 31st

Numbers in 000s

	Payden Corporate Bond Fund		Payden Strategic Income Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$7,826	$14,284	$4,370	$8,237
Net realized gains (losses)	(6,538)	(13,868)	(679)	(6,308)
Change in net unrealized appreciation/(depreciation)	26,279	7,228	5,166	5,969
Change in Net Assets Resulting from Operations	27,567	7,644	8,857	7,898
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(3,098)	(7,393)	(2,401)	(4,851)
SI Class	(4,707)	(6,867)	(1,961)	(3,179)
Adviser Class	— (1)	—	— (1)	—
Return of capital:
Investor Class	—	—	—	(169)
SI Class	—	—	—	(111)
Change in Net Assets from Distributions to Shareholders	(7,805)	(14,260)	(4,362)	(8,310)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	25,560	52,936	5,836	12,022
SI Class	14,223	101,152	2,827	31,078
Adviser Class	— (1)	—	— (1)	—
Reinvestment of distributions:
Investor Class	3,049	7,265	2,392	4,969
SI Class	4,674	6,851	1,880	3,192
Adviser Class	— (1)	—	— (1)	—
Cost of fund shares redeemed:
Investor Class	(30,026)	(144,035)	(5,374)	(35,723)
SI Class	(14,110)	(22,947)	(4,504)	(5,530)
Change in Net Assets from Capital Transactions	3,370	1,222	3,057	10,008
Total Change in Net Assets	23,132	(5,394)	7,552	9,596
NET ASSETS:
Beginning of period	341,023	346,417	172,187	162,591
End of period	$364,155	$341,023	$179,739	$172,187

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	15,583	24,416	10,409	12,403
Shares sold	2,656	5,564	615	1,288
Shares issued in reinvestment of distributions	316	768	252	532
Shares redeemed	(3,123)	(15,165)	(566)	(3,814)
Change in shares outstanding	(151)	(8,833)	301	(1,994)
Outstanding shares at end of period	15,432	15,583	10,710	10,409

SI Class:
Outstanding shares at beginning of period	22,573	13,636	8,417	5,352
Shares sold	1,476	10,647	298	3,314
Shares issued in reinvestment of distributions	485	728	198	342
Shares redeemed	(1,468)	(2,438)	(476)	(591)
Change in shares outstanding	493	8,937	20	3,065
Outstanding shares at end of period	23,066	22,573	8,437	8,417

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	130,624	151,067	—	38,589
Sale of investments (excluding government)	127,029	144,042	—	60,231
Purchase of government securities	—	—	—	44,654
Sale of government securities	—	20	—	14,751

(1)	Amount is less than $500.

See notes to financial statements.

116  Payden Mutual Funds

Payden Absolute Return Bond Fund		Payden Floating Rate Fund		Payden High Income Fund		Payden California Municipal Social Impact Fund
2024	2023	2024	2023	2024	2023	2024	2023

$ 19,331	$ 43,374	$ 5,261	$ 9,740	$24,142	$ 42,962	$ 2,754	$ 4,293
(12,873)	(18,747)	(216)	(1,748)	(2,482)	(19,262)	514	(3,256)
27,025	26,784	2,211	4,908	38,888	20,684	5,027	3,440
33,483	51,411	7,256	12,900	60,548	44,384	8,295	4,477

(3,754)	(6,882)	(1,381)	(1,843)	(6,699)	(14,513)	(3,221)	(4,257)
(14,389)	(32,593)	(3,891)	(7,857)	(17,418)	(28,024)	—	—
(3)	—	— (1)	—	— (1)	—	— (1)	—

—	(37)	—	(7)	—	(29)	—	—
—	(175)	—	(31)	—	(56)	—	—
(18,146)	(39,687)	(5,272)	(9,738)	(24,117)	(42,622)	(3,221)	(4,257)

26,589	34,816	36,572	32,079	157,075	208,901	12,992	37,271
10,698	39,209	260	21,133	83,732	96,474	—	—
274	—	— (1)	—	— (1)	—	—	—

3,586	6,656	1,343	1,823	5,526	11,033	2,528	3,301
13,175	29,881	1,824	3,247	12,938	21,196	—	—
2	—	— (1)	—	— (1)	—	—	—

(19,504)	(27,339)	(31,910)	(31,516)	(133,214)	(308,429)	(14,896)	(30,104)
(190,456)	(182,644)	(9,292)	(63,145)	(32,779)	(30,444)	—	—
(155,636)	(99,421)	(1,203)	(36,379)	93,278	(1,269)	624	10,468
(140,299)	(87,697)	781	(33,217)	129,709	493	5,698	10,688

695,450	783,147	115,366	148,583	578,338	577,845	152,393	141,705
$555,151	$695,450	$116,147	$115,366	$708,047	$578,338	$158,091	$152,393

14,941	13,439	2,812	2,576	24,197	39,044	16,155	15,104
2,805	3,699	3,729	3,344	25,459	35,117	17,223	3,823
379	710	137	190	888	1,855	255	339
(2,060)	(2,907)	(3,250)	(3,298)	(21,428)	(51,819)	(17,422)	(3,111)
1,124	1,502	616	236	4,919	(14,847)	56	1,051
16,065	14,941	3,428	2,812	29,116	24,197	16,211	16,155

59,695	71,832	9,175	13,257	74,938	60,402	—	—
1,131	4,159	26	2,217	13,588	16,110	—	—
1,390	3,181	187	339	2,086	3,575	—	—
(20,013)	(19,477)	(949)	(6,638)	(5,241)	(5,149)	—	—
(17,492)	(12,137)	(736)	(4,082)	10,433	14,536	—	—
42,203	59,695	8,439	9,175	85,371	74,938	—	—

—	—	—	—	—	—	—	—
29	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
29	—	—	—	—	—	—	—
29	—	—	—	—	—	—	—

301,572	667,582	35,943	31,834	347,295	435,367	59,796	185,373
485,628	769,870	39,902	49,224	286,181	437,729	67,994	174,330
293,700	225,080	—	—	—	—	25,319	48,892
268,356	212,495	1	526	5	5,367	22,761	38,148

See notes to financial statements.

Semi-Annual Report   117

Statements of Changes in Net Assets continued

For the period ended April 30, 2024 (Unaudited) and year ended October 31st

Numbers in 000s

	Payden Global Low Duration Fund		Payden Global Fixed Income Fund
	2024	2023	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$988	$2,471	$2,670	$6,250
Net realized gains (losses)	(114)	(1,705)	(3,294)	(20,689)
Change in net unrealized appreciation/(depreciation)	585	2,065	9,459	20,484
Change in Net Assets Resulting from Operations	1,459	2,831	8,835	6,045
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Investor Class	(993)	(2,476)	(638)	(5,222)
SI Class	—	—	(1,840)	(9,422)
Adviser Class	—	—	—	—
Return of capital:
Investor Class	—	(17)	—	(1,713)
SI Class	—	—	—	(3,092)
Adviser Class	—	—	—	—
Change in Net Assets from Distributions to Shareholders	(993)	(2,493)	(2,478)	(19,449)
FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Investor Class	7,772	9,291	5,107	11,544
SI Class	—	—	397	44,866
Adviser Class	—	—	—	—
Reinvestment of distributions:
Investor Class	989	2,486	629	6,869
SI Class	—	—	1,840	12,514
Adviser Class	—	—	—	—
Cost of fund shares redeemed:
Investor Class	(9,215)	(41,405)	(9,379)	(62,810)
SI Class	—	—	(10,023)	(70,883)
Adviser Class	—	—	—	—
Change in Net Assets from Capital Transactions	(454)	(29,628)	(11,429)	(57,900)
Total Change in Net Assets	12	(29,290)	(5,072)	(71,304)
NET ASSETS:
Beginning of period	45,150	74,440	165,719	237,023
End of period	$45,162	$45,150	$160,647	$165,719

FUND SHARES OF BENEFICIAL INTEREST:
Investor Class:
Outstanding shares at beginning of period	4,783	7,906	6,101	12,034
Shares sold	810	976	681	1,557
Shares issued in reinvestment of distributions	103	262	84	937
Shares redeemed	(961)	(4,361)	(1,250)	(8,427)
Change in shares outstanding	(48)	(3,123)	(485)	(5,933)
Outstanding shares at end of period	4,735	4,783	5,616	6,101

SI Class:
Outstanding shares at beginning of period	—	—	17,175	18,987
Shares sold	—	—	53	6,061
Shares issued in reinvestment of distributions	—	—	246	1,709
Shares redeemed	—	—	(1,363)	(9,582)
Change in shares outstanding	—	—	(1,064)	(1,812)
Outstanding shares at end of period	—	—	16,111	17,175

Adviser Class:
Outstanding shares at beginning of period	—	—	—	—
Shares sold	—	—	—	—
Shares issued in reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Change in shares outstanding	—	—	—	—
Outstanding shares at end of period	—	—	—	—

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	9,834	23,835	35,373	74,091
Sale of investments (excluding government)	9,763	36,444	44,036	113,646
Purchase of government securities	7,463	36,304	1,984	9,506
Sale of government securities	8,438	47,055	6,759	29,770

See notes to financial statements.

118  Payden Mutual Funds

Payden Emerging Markets Bond Fund		Payden Emerging Markets Local Bond Fund		Payden Emerging Markets Corporate Bond Fund		Payden Equity Income Fund
2024	2023	2024	2023	2024	2023	2024	2023

$ 27,779	$ 50,702	$ 2,507	$ 2,795	$ 2,374	$ 3,627	$ 9,692	$ 23,922
(16,474)	(86,168)	(1,039)	(2,427)	(319)	(3,028)	64,500	18,282
75,164	126,755	1,788	2,430	3,536	3,671	132,029	(126,311)
86,469	91,289	3,256	2,798	5,591	4,270	206,221	(84,107)

(9,536)	(20,828)	(328)	(114)	(785)	(1,299)	(7,109)	(26,846)
(16,972)	(29,190)	(2,161)	(927)	(1,583)	(2,210)	(20,439)	(55,704)
(739)	(1,509)	—	—	—	—	(331)	(1,103)

—	(4,462)	—	(171)	—	(78)	—	—
—	(6,253)	—	(1,385)	—	(133)	—	—
—	(323)	—	—	—	—	—	—
(27,247)	(62,565)	(2,489)	(2,597)	(2,368)	(3,720)	(27,879)	(83,653)

87,492	187,049	6,635	4,495	415	5,608	15,792	33,366
114,688	88,607	108	40,826	7,920	15,530	16,792	9,761
5,978	27,826	—	—	—	—	439	1,346

6,737	19,257	62	154	331	528	6,394	24,703
15,089	30,580	1,345	1,747	1,326	1,949	19,697	51,343
727	1,785	—	—	—	—	301	993

(108,316)	(273,421)	(3,269)	(2,575)	(204)	(581)	(61,229)	(161,567)
(38,955)	(158,486)	(3,836)	(5,000)	(2,204)	(1,800)	(77,361)	(81,793)
(4,271)	(32,243)	—	—	—	—	(1,762)	(4,932)
79,169	(109,046)	1,045	39,647	7,584	21,234	(80,937)	(126,780)
138,391	(80,322)	1,812	39,848	10,807	21,784	97,405	(294,540)

684,732	765,054	70,749	30,901	68,303	46,519	1,142,584	1,437,124
$823,123	$684,732	$72,561	$70,749	$79,110	$68,303	$1,239,989	$1,142,584

28,396	35,091	1,438	968	3,048	2,387	21,415	27,942
8,675	18,952	1,379	966	49	668	955	2,088
658	1,956	11	32	39	62	382	1,532
(10,649)	(27,603)	(672)	(528)	(24)	(69)	(3,760)	(10,147)
(1,316)	(6,695)	718	470	64	661	(2,423)	(6,527)
27,080	28,396	2,156	1,438	3,112	3,048	18,992	21,415

41,882	45,972	14,140	6,268	5,318	3,498	54,453	55,781
11,619	9,004	14	8,619	921	1,797	1,013	609
1,476	3,113	259	372	154	232	1,172	3,190
(3,820)	(16,207)	(810)	(1,119)	(254)	(209)	(4,515)	(5,127)
9,275	(4,090)	(537)	7,872	821	1,820	(2,330)	(1,328)
51,157	41,882	13,603	14,140	6,139	5,318	52,123	54,453

2,185	2,430	—	—	—	—	977	1,147
586	2,841	—	—	—	—	26	80
71	181	—	—	—	—	18	62
(418)	(3,267)	—	—	—	—	(106)	(312)
239	(245)	—	—	—	—	(62)	(170)
2,424	2,185	—	—	—	—	915	977

289,176	530,506	22,400	65,752	63,976	69,876	559,694	1,383,197
209,982	650,333	26,712	29,535	51,888	57,174	578,219	1,619,561
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—

See notes to financial statements.

Semi-Annual Report   119

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group” or “Paydenfunds”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains 18 Funds. The Payden Managed Income Fund is contained in a separate report. Each of the Funds, other than the Emerging Markets Local Bond Fund, has been classified as diversified.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. Each Fund’s financial statements are prepared in accordance with GAAP.

The Funds are considered investment companies under FASB ASC 946, Financial Services – Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. During the period ended April 30, 2024, BBFI Liquidating Trust corporate bond values at $1,910,305 for Payden Emerging Markets Bond Fund and $201,483 for Payden Emerging Markets Corporate Bond Fund is classified as Level 3 due to the unobservable nature of the inputs used in its valuation. The following inputs used in valuation: valuation technique – income approach, unobservable input – discount rate with 12% discount.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less and securities in the Payden Cash Reserves Money Market Fund are valued at amortized cost, which approximates fair value. Cash Reserves Money Market Fund qualifies as a government money market fund under the Money Market Fund Reform.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available, generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in nonregistered investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to each of the Funds. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs

120  Payden Mutual Funds

after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the Funds causing a decline in value.

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share and is classified as a government money market fund under the Money Market Fund Reform, it is possible to lose money by investing in the Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Funds invest generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally the Secured Overnight Financing Rate (“SOFR”). Certain Bank Loans are subject to a SOFR floor that establishes a minimum SOFR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at April 30th. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its rights. A significant portion of bank loans are “covenant light.”

In connection with floating rate loan interests, the Funds may also enter into unfunded loan commitments (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked- to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of April 30, 2024, there were no unfunded obligations.

Foreign Currency Translation

The accounting records of the Funds are maintained in U.S. dollars. Each of the Funds (except Cash Reserves Money Market, U.S. Government, GNMA and California Municipal Social Impact Funds) may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. Each of these Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on each of these Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Semi-Annual Report   121

Notes to Financial Statements continued

Repurchase Agreements

The Cash Reserves Money Market Fund entered into repurchase agreements (agreements to purchase U.S. Treasury notes and bills, subject to the seller’s agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements are the equivalent of loans by the Fund. With respect to such agreements, it is the Fund’s policy to take possession of the underlying securities, except for tri-party agreements where an independent custodian takes possession. On a daily basis the Fund or the tri-party custodian mark-to-market such securities to ensure that the value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the agreement. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/ or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be paid or received by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

The Cash Reserves Money Market Fund’s repurchase agreements by counterparty, which are subject to offset under a MRA, is included within the Fund’s Schedule of Investments. For financial statement purposes, the Fund does not offset financial assets and financial liabilities, that are subject to MRA on the Statements of Assets and Liabilities.

Forward Currency Contracts

Some Funds entered into forward currency contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gain or loss until the contact settlement date or an offsetting forward currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

Some Funds entered into futures transactions to enhance potential gain in circumstances where hedging is not involved.

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. Each Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

Some Funds may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are

122  Payden Mutual Funds

recorded as unrealized appreciation (depreciation) and realized gain/(loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, a Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to the centrally cleared swap, that Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by that Fund. When the contract is closed, that Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

A Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the

Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

A Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

A Fund may enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

For financial reporting purposes, swap interest and amortization are classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by a Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its

Semi-Annual Report   123

Notes to Financial Statements continued

stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statements of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Funds’ exposure to different types of market risks as it relates to derivative investments in the Statements of Assets and Liabilities and the Statements of Operations.

Statements of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2024 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)
Limited Maturity
Foreign currency[1]	381	—

Low Duration
Interest rate[2]	—	(1,728)

U.S. Government
Interest rate[2]	—	(64)

GNMA
Interest rate[2]	—	(14)

Core Bond
Credit[2]	44	—
Interest rate[2]	6,349	(9,737)
Foreign currency[1,3]	745	(22)

Total	7,138	(9,759)

Corporate Bond
Interest rate[2]	569	(942)

Strategic Income
Interest rate[2]	1,484	(2,055)
Foreign currency[1,3]	269	(5)

Total	1,753	(2,060)

Absolute Return Bond
Credit[2]	—	(204)
Equity[4]	250	—
Interest rate[2]	2,793	(1,400)
Foreign currency[1,3]	3,944	(1,817)

Total	6,987	(3,421)

Floating Rate
Foreign currency[1,3]	6	—

High Income
Interest rate[2]	163	(1,373)
Foreign currency[1]	460	—

Total	623	(1,373)

Global Low Duration
Interest rate[2]	14	(82)
Foreign currency[1]	5	—

Total	19	(82)

Global Fixed Income
Credit[2]	11	—
Interest rate[2]	691	(938)
Foreign currency[1,3]	1,744	(613)

Total	2,446	(1,551)

Emerging Markets Bond
Interest rate[2]	515	(1,598)
Foreign currency[1,3]	3,022	(387)

Total	3,537	(1,985)

Emerging Markets Local Bond
Interest rate[2]	7	(40)
Foreign currency[1,3]	281	(369)

Total	288	(409)

Emerging Markets Corporate Bond
Interest rate[2]	58	(120)
Foreign currency[1,3]	50	(54)

Total	108	(174)

Equity Income
Equity[4]	302	—
Foreign currency[1]	3,664	—

Total	3,966	—

1	Receivable for forward currency contracts.

124  Payden Mutual Funds

2

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable/Payable for futures and variation margin on centrally cleared swaps.

3	Payable for forward currency contracts.
4	Includes options purchased at fair value as reported in the Schedule of Investments.

The Effect of Derivative Instruments on the Statements of Operations

For the Period Ended April 30, 2024 (000s)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Limited Maturity
Foreign exchange	—	$321	—	—	$321

Total	—	321	—	—	321

Low Duration
Interest rate	$(1,624)	—	—	—	(1,624)

Total	(1,624)	—	—	—	(1,624)

U.S. Government
Equity	—	—	$(14)	—	(14)
Interest rate	(34)	—	—	—	(34)

Total	(34)	—	(14)	—	(48)

GNMA
Interest rate	16	—	—	—	16

Total	16	—	—	—	16

Core Bond
Credit	—	—	—	$(1,132)	(1,132)
Equity	—	—	(163)	—	(163)
Interest rate	(30)	—	—	—	(30)
Foreign exchange	—	(178)	—	—	(178)

Total	(30)	(178)	(163)	(1,132)	(1,503)

Corporate Bond
Interest rate	(107)	—	—	—	(107)

Total	(107)	—	—	—	(107)

Strategic Income
Credit	—	—	—	1	1
Equity	—	—	(32)	—	(32)
Interest rate	(3)	—	—	—	(3)
Foreign exchange	—	(104)	—	—	(104)

Total	(3)	(104)	(32)	1	(138)

Absolute Return Bond
Credit	—	—	—	(3,663)	(3,663)
Equity	—	—	(78)	—	(78)
Interest rate	(2,731)	—	—	(5,339)	(8,070)
Foreign exchange	—	(947)	—	—	(947)

Total	(2,731)	(947)	(78)	(9,002)	(12,758)

Floating Rate
Foreign exchange	—	1	—	—	1

Total	—	1	—	—	1

High Income
Interest rate	—	—	—	(328)	(328)
Foreign exchange	—	(151)	—	—	(151)

Total	—	(151)	—	(328)	(479)

Global Low Duration
Interest rate	(57)	—	—	—	(57)
Foreign exchange	—	(5)	—	—	(5)

Total	(57)	(5)	—	—	(62)

Global Fixed Income
Credit	—	—	—	(557)	(557)
Interest rate	(6)	—	—	33	27
Foreign exchange	—	14	—	—	14

Total	(6)	14	—	(524)	(516)

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total
Emerging Markets Bond
Credit	—	—	—	$(424)	$(424)
Interest rate	—	—	—	(1,126)	(1,126)
Foreign exchange	—	$(1,677)	—	—	(1,677)

Total	—	(1,677)	—	(1,550)	(3,227)

Emerging Markets Local Bond
Interest rate	$5	—	—	(79)	(74)
Foreign exchange	—	(501)	—	—	(501)

Total	5	(501)	—	(79)	(575)

Emerging Markets Corporate Bond
Credit	—	—	—	(63)	(63)
Interest rate	6	—	—	(27)	(21)
Foreign exchange	—	(84)	—	—	(84)

Total	6	(84)	—	(90)	(168)

Equity Income
Interest rate	8,425	—	—	—	8,425
Foreign exchange	—	872	—	—	872

Total	8,425	872	—	—	9,297

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from forward foreign exchange contracts.
3	Net realized gains (losses) from written option contracts and purchased options which are included in net realized gains (losses) on investments.
4	Net realized gains (losses) from swap contracts.

The Effect of Derivative Instruments on the Statements of Operations

For the Period Ended April 30, 2024 (000s)

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Limited Maturity
Foreign exchange	—	$(1,273)	—	—	$(1,273)

Total	—	(1,273)	—	—	(1,273)

Low Duration
Interest rate	$(803)	—	—	—	(803)

Total	(803)	—	—	—	(803)

U.S. Government
Interest rate	(29)	—	$23	—	(6)

Total	(29)	—	23	—	(6)

GNMA
Interest rate	129	—	—	—	129

Total	129	—	—	—	129

Core Bond
Credit	—	—	—	$(89)	(89)
Interest rate	(1,781)	—	—	(1,964)	(3,745)
Foreign exchange	—	275	—	—	275

Total	(1,781)	275	—	(2,053)	(3,559)

Corporate Bond
Interest rate	(39)	—	—	—	(39)

Total	(39)	—	—	—	(39)

Strategic Income
Interest rate	(272)	—	—	(347)	(619)
Foreign exchange	—	118	—	—	118

Total	(272)	118	—	(347)	(501)

Semi-Annual Report   125

Notes to Financial Statements continued

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total
Absolute Return Bond
Credit	—	—	—	$(625)	$(625)
Equity	—	—	$(134)	—	(134)
Interest rate	$(370)	—	—	7,381	7,011
Foreign exchange	—	$1,383	—	—	1,383

Total	(370)	1,383	(134)	6,756	7,635

Floating Rate
Foreign exchange	—	(1)	—	—	(1)

Total	—	(1)	—	—	(1)

High Income
Interest rate	(1,016)	—	—	1,597	581
Foreign exchange	—	277	—	—	277

Total	(1,016)	277	—	1,597	858

Global Low Duration
Interest rate	(11)	—	—	—	(11)
Foreign exchange	—	1	—	—	1

Total	(11)	1	—	—	(10)

Global Fixed Income
Credit	—	—	—	(80)	(80)
Interest rate	65	—	—	249	314
Foreign exchange	—	495	—	—	495

Total	65	495	—	169	729

Emerging Markets Bond
Interest rate	—	—	—	823	823
Foreign exchange	—	2,061	—	—	2,061

Total	—	2,061	—	823	2,884

Emerging Markets Local Bond
Interest rate	(28)	—	—	67	39
Foreign exchange	—	183	—	—	183

Total	(28)	183	—	67	222

Emerging Markets Corporate Bond
Credit	—	—	—	23	23
Interest rate	57	—	—	23	80
Foreign exchange	—	30	—	—	30

Total	57	30	—	46	133

Equity Income
Equity	1,783	—	—	—	1,783
Foreign exchange	—	3,330	—	—	3,330

Total	1,783	3,330	—	—	5,113

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from forward foreign exchange contracts.
7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options which are included in change in unrealized appreciation (depreciation) on investments.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2024 the average notional amount of derivatives as a percent of average net assets were as follows:

	Foreign currency	Credit	Interest rate	Equity
Limited Maturity	1%	0%	0%	0%
Core Bond	3%	2%	28%	0%
Strategic Income	6%	0%	26%	0%
Absolute Return Bond	13%	7%	1%	0%
High Income	2%	0%	4%	0%
Global Fixed Income	53%	4%	2445%	0%
Emerging Markets Bond	17%	2%	104%	0%
Emerging Markets Local Bond	37%	0%	73%	0%
Emerging Markets Corporate Bond	5%	0%	11%	0%
Equity Income	5%	0%	0%	0%

Counterparty Credit Risk

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by a Fund. For OTC options purchased, a Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options and futures and centrally cleared swaps, there is decreased counterparty credit risk to a Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to a Fund.

126  Payden Mutual Funds

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. A Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

At April 30, 2024, the Funds’ derivative assets and liabilities (by type) on a gross basis are as follows (000s):

	Assets	Liabilities
Global Fixed Income
Derivative Financial Instruments:
Centrally Cleared Swaps	$65	—
Futures Contracts	52	$114
Forward Currency Contracts	1,744	613

Total derivative assets and liabilities in the Statements of Assets and Liabilities	1,861	727

Derivatives not subject to a MNA	(1,574)	(392)

Total derivative assets and liabilities subject to a MNA	$287	$335

Absolute Return Bond
Derivative Financial Instruments:
Centrally Cleared Swaps	159	—
Futures Contracts	628	326
Forward Currency Contracts	3,944	1,817

Total derivative assets and liabilities in the Statements of Assets and Liabilities	4,731	2,143

Derivatives not subject to a MNA	(2,568)	(725)

Total derivative assets and liabilities subject to a MNA	$2,163	$1,418

The following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of April 30, 2024 (000s):

Global Fixed Income

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	$47	$(47)	—	—	—
BNP PARIBAS	158	(158)	—	—	—
HSBC Bank USA, N.A.	82	(62)	—	—	$20

Total	$287	$(267)	—	—	$20

Semi-Annual Report   127

Notes to Financial Statements continued

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	$95	$(47)	—	—	$48
BNP PARIBAS	178	(158)	—	—	20
HSBC Bank USA, N.A.	62	(62)	—	—	—

Total	$335	$(267)	—	—	$68

Absolute Return Bond

Counterparty	Derivative Assets Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[2]
Barclays Bank PLC	62	(62)	—	—	—
BNP PARIBAS	1,077	(1,076)	—	—	1
HSBC Bank USA, N.A.	1,024	(194)	—	—	830

Total	$2,163	$(1,332)	—	—	$831

Counterparty	Derivative Liabilities Subject to MNA by Counterparty	Derivatives Available for Offset[1]	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities[3]
Barclays Bank PLC	148	(62)	—	—	86
BNP PARIBAS	1,076	(1,076)	—	—	—
HSBC Bank USA, N.A.	194	(194)	—	—	—

Total	$1,418	$(1,332)	—	—	$86

1	The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.
2	Net amount represents the net amount receivable from the counterparty in the event of default.
3	Net amount represents the net amount payable from the counterparty in the event of default.

Credit Enhancements

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit, liquidity guarantees, security purchase agreements, and third party insurance (e.g. AGM, AMBAC and BAM).

TBA Sale Commitments

Some Funds entered into TBA sale commitments, within dollar roll agreements, to hedge their portfolio position or to sell received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at approximately the current value of the underlying securities. The contract is “marked-to-market” daily and the change in the value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the Fund entered the commitment.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Funds (except Cash Reserves Money Market) may lend securities to qualified institutions. It is each Fund’s policy that at origination all loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Cash Reserves Money Market Fund. The Funds are entitled to receive all of the income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, each Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Funds maintain the right to recall the securities on loan for voting purposes. The

128  Payden Mutual Funds

income earned by each Fund is disclosed in the Statements of Operations.

Securities lending transactions are entered into by a Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, a Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements, which are subject to offset under a MSLA, if applicable, is included within each Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities”. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to MSLA on the Statements of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid monthly for all Funds except the Cash Reserves Money Market, Limited Maturity, Short Bond, U.S. Government, GNMA and California Municipal Social Impact Funds, which are declared daily and paid monthly and Equity Income Fund, which is declared and paid quarterly. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of each Fund to meet the requirements for qualification as a regulated investment company as defined in Subchapter M of the Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2024, the Funds did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax is necessary.

Each Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

As of and during the period ended April 30, 2024, the Funds did not have any liabilities for any unrecognized tax positions. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

Each of the Payden funds (except the Cash Reserves Money Market and California Municipal Social Impact Funds) invests in other Funds of the Group (an “Affiliated Fund”). The income and both realized and the change in unrealized gains and losses earned by each Fund from the Affiliated Funds for the period is disclosed in the Statements of Operations.

Semi-Annual Report   129

Notes to Financial Statements continued

The table below details the transactions of each Fund in Affiliated Funds.

Fund	Value October 31, 2023	Purchases	Sales	Dividends	Value April 30, 2024	Net Realized Gain	Net Change in Unrealized Appreciation (Depreciation)

Investments in Cash Reserves Money Market Fund
Limited Maturity	$2,909,802	$513,684,646	$478,912,555	$359,092	$37,681,893	—	—
Low Duration	8,117,115	252,327,000	234,759,428	236,134	25,684,687	—	—
U.S. Government	1,462,972	13,586,751	14,438,696	30,325	611,027	—	—
GNMA	1,030,955	20,739,715	20,173,531	65,292	1,597,139	—	—
Core Bond	6,206,875	175,921,688	168,763,363	142,551	13,365,200	—	—
Corporate Bond	1,189,421	73,550,643	66,230,808	72,957	8,509,256	—	—
Strategic Income	3,245,955	29,143,584	30,148,826	32,153	2,240,713	—	—
Absolute Return Bond	4,902,316	179,247,385	161,522,920	152,328	22,626,781	—	—
Floating Rate	4,533,680	53,923,230	46,990,103	220,777	11,466,807	—	—
High Income	11,374,129	338,734,018	279,516,556	982,865	70,591,591	—	—
California Municipal Social Impact	1,931,510	47,272,211	46,863,710	75,332	2,340,011	—	—
Global Low Duration	857,216	18,478,558	18,189,747	18,434	1,146,027	—	—
Global Fixed Income	4,180,692	31,640,331	33,046,705	57,442	2,774,318	—	—
Emerging Markets Bond	11,440,496	259,138,779	259,665,320	384,719	10,913,955	—	—
Emerging Markets Local Bond	1,110,377	20,605,077	17,518,766	43,009	4,196,688	—	—
Emerging Markets Corporate Bond	4,175,670	36,580,573	31,377,640	77,372	9,378,603	—	—
Equity Income	126,979,029	244,959,515	321,023,800	1,609,564	50,914,744	—	—

Investments in Payden Emerging Market Corporate Bond Fund
Core Bond	12,517,133	—	40,239	1,134,528	13,116,112	—	$639,218
Corporate Bond	4,817,217	—	10,814	397,818	5,047,170	—	240,767
Strategic Income	831,633	—	2,406	75,378	871,429	—	42,202
Global Fixed Income	1,198,529	—	3,082	108,632	1,255,883	—	60,436

Investments in Payden Emerging Markets Local Bond Fund — SI Class
Core Bond	8,114,280	—	—	564,998	8,170,581	—	56,301
Strategic Income	1,796,868	—	—	125,116	1,809,336	—	12,468
Absolute Return Bond	9,831,064	—	2,631,885	483,473	7,413,972	—	214,793
Global Fixed Income	2,260,271	—	—	157,383	2,275,954	—	15,683

Investments in Floating Rate Fund — SI Class
Limited Maturity	26,251,402	—	8,724	3,471,564	26,687,562	—	444,884
Global Fixed Income	1,412,742	—	469	186,825	1,436,215	—	23,942

Custodian Credits

The Funds have entered into an agreement with the custodian, whereby they earn custodian fee credits for temporary cash balances. These credits, which offset custodian fees that may be charged to the Funds, are based on 75% of the daily effective federal funds rate and are disclosed, subject to rounding, in the Statements of Operations. There were no custodian credits applicable to any fund during the period ended April 30, 2024.

Line of Credit

The Payden funds (except Cash Reserves Money Market) have entered into a Credit Agreement with Bank of New York Mellon under which the bank has agreed to make loans to one or more of the Funds upon request by such Fund(s) and subject to the conditions of the Credit Agreement. The interest rate for any such loan will vary depending upon the type of borrowing chosen by the Fund. The aggregate of all such loans to the Funds may not exceed $75 million. No Fund took a loan during the period, nor did any Fund have a loan outstanding at the end of the period.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Accounting Standards

The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting

130  Payden Mutual Funds

in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the funds financial statements.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Funds. Under the terms of the investment advisory agreement, the Adviser is entitled to receive fees monthly, computed on the average daily net assets of each of the Funds separately at an annualized rate. The rates for each Fund are shown in the table below.

	Adviser Fees				Investor Class		SI Class
	Between $0-500 Million	Between $0.5-1 Billion	Between $1-2 Billion	Over $2 Billion	Expense Guarantee	Current Voluntary Expense Limit	Current Voluntary Expense Limit	3 Year Deferred Expense Subsidy
								FY 2022	FY 2023	FY 2024
Cash Reserves Money Market	0.15%	0.15%	0.15%	0.15%	0.50%	0.25%	n/a	$579,372	$613,365	$283,775
Limited Maturity	0.28%	0.28%	0.25%	0.25%	0.60%	0.30%	0.25%	6,437,312	5,175,816	2,622,811
Low Duration	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	0.38%	1,569,409	1,323,884	685,057
U.S. Government	0.28%	0.28%	0.25%	0.25%	0.60%	0.43%	n/a	121,161	144,384	68,585
GNMA	0.27%	0.27%	0.27%	0.27%	0.50%	0.45%	n/a	222,269	183,672	96,638
Core Bond	0.28%	0.28%	0.25%	0.25%	0.60%	0.53%	0.42%	731,474	572,845	308,957
Corporate Bond	0.35%	0.35%	0.35%	0.35%	1.00%	0.65%	0.55%	62,485	101,965	98,340
Strategic Income	0.55%	0.55%	0.55%	0.55%	n/a	0.65%	0.55%	444,614	444,372	231,347
Absolute Return Bond	0.50%	0.50%	0.50%	0.50%	n/a	0.70%	0.47%	2,182,335	1,834,273	821,101
Floating Rate	0.55%	0.55%	0.55%	0.55%	n/a	0.70%	0.60%	467,767	333,100	174,120
High Income	0.35%	0.35%	0.35%	0.35%	0.75%	n/a	0.55%	125,500	178,810	249,034
California Municipal Social Impact	0.32%	0.32%	0.25%	0.25%	0.80%	0.45%	n/a	252,084	258,646	178,711
Global Low Duration	0.30%	0.30%	0.30%	0.25%	0.70%	0.53%	n/a	218,903	183,693	89,650
Global Fixed Income	0.30%	0.30%	0.30%	0.25%	0.70%	n/a	0.55%	50,495	—	87,122
Emerging Markets Bond	0.45%	0.45%	0.45%	0.45%	1.25%	n/a	0.69%	200,391	134,750	186,606
Emerging Markets Local Bond	0.60%	0.60%	0.60%	0.60%	1.50%	0.99%	0.75%	84,368	211,092	99,468
Emerging Markets Corporate Bond	0.80%	0.80%	0.80%	0.80%	n/a	0.95%	0.85%	233,153	234,839	119,165
Equity Income	0.50%	0.50%	0.50%	0.30%	0.80%	n/a	0.65%	930,686	695,342	375,427

The Adviser agreed to guarantee that, for so long as it acts as investment adviser to the Funds, the expenses of the Funds, including advisory fees (exclusive of interest, 12b-1 fees, and taxes) will not exceed the percentages indicated above (“Expense Guarantee”) of that Fund’s average daily net assets on an annualized basis. The adviser also voluntarily agreed to temporarily limit certain Funds’ total expenses (“Voluntary Expense Limit”), including advisory fees, to the percentages indicated above of that Fund’s average daily net assets on an annualized basis through February 28, 2025 (exclusive of interest and taxes).

Each Fund remains liable to the Adviser for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or voluntary expense limit (whichever is in effect at the time of waiver or reimbursement).

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Funds through the end of the period. Such amount is not considered a liability of each respective Fund, and, therefore, is not recorded as liabilities in the Statements of Assets and Liabilities, but will be recognized as net expense in the Statements of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Funds. Under the terms of

Semi-Annual Report   131

Notes to Financial Statements continued

the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Funds at an annualized rate of 0.15%.

Under a distribution agreement with the Funds, the Core Bond, Emerging Markets Bond and Equity Income Funds adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fee monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25%. Payden & Rygel Distributors is not entitled to receive any fees from the Investor or SI classes of the Funds.

Certain officers and/or trustees of the Funds are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Funds for serving as officers and/or trustees of the Funds. The Funds may purchase securities from or sell securities to an affiliated fund or portfolio provided that the affiliation is due solely to having a common investment advisor, common officers or common trustees.

Indemnifications

Under the Group’s organizational documents, its trustees and officers are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. A Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently the Funds expect this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 — quoted prices in active markets for identical investments, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 — significant unobservable inputs (including fund’s own assumptions in determining the fair value of investments). See Note 2 —Securities Valuation for a summary of the inputs used in valuing the Funds’ investments and other financial instruments.

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Cash Reserves Money Market
Mortgage Backed	—	—	$9,025	—	—	—	$9,025
Repurchase Agreements	—	—	94,000	—	—	—	104,000
U.S. Government	—	—	18,008	—	—	—	18,008
U.S. Treasury	—	—	314,148	—	—	—	314,148
Investment Company	$19,082	—	—	—	—	—	19,082

Total	$19,082	—	$435,181	—	—	—	$464,263

Limited Maturity
Asset Backed	—	—	602,264	—	—	—	602,264
Commercial Paper	—	—	75,716	—	—	—	75,716
Corporate Bond	—	—	739,790	—	—	—	739,790
Mortgage Backed	—	—	162,149	—	—	—	162,149
U.S. Government	—	—	295,153	—	—	—	295,153
Investment Company	64,369	—	—	—	—	—	64,369

Total	$64,369	—	$1,875,072	—	—	—	$1,939,441

Low Duration
Asset Backed	—	—	247,180	—	—	—	247,180
Commercial Paper	—	—	19,907	—	—	—	19,907
Corporate Bond	—	—	341,458	—	—	—	341,458
Mortgage Backed	—	—	71,195	—	—	—	71,195
Municipal	—	—	12,482	—	—	—	12,482
U.S. Government	—	—	252,474	—	—	—	252,474
Investment Company	25,685	—	—	—	—	—	25,685

Total	$25,685	—	$944,696	—	—	—	$970,381

132  Payden Mutual Funds

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
U.S. Government
Asset Backed	—	—	$590	—	—	—	$590
Mortgage Backed	—	—	27,632	—	—	—	27,632
U.S. Government	—	—	38,651	—	—	—	38,651
Investment Company	$611	—	—	—	—	—	611

Total	$611	—	$66,873	—	—	—	$67,484

GNMA
Mortgage Backed	—	—	118,422	—	—	—	118,422
Investment Company	1,597	—	—	—	—	—	1,597

Total	$1,597	—	$118,422	—	—	—	$120,019

Core Bond
Asset Backed	—	—	79,599	—	—	—	79,599
Bank Loans	—	—	11,602	—	—	—	11,602
Corporate Bond	—	—	271,350	—	—	—	271,350
Foreign Government	—	—	15,267	—	—	—	15,267
Mortgage Backed	—	—	339,399	—	—	—	339,399
Municipal	—	—	32,971	—	—	—	32,971
U.S. Government	—	—	146,499	—	—	—	146,499
Investment Company	34,652	—	—	—	—	—	34,652

Total	$34,652	—	$896,687	—	—	—	$931,339

Corporate Bond
Asset Backed	—	—	10,219	—	—	—	10,219
Bank Loans	—	—	388	—	—	—	388
Corporate Bond	—	—	330,781	—	—	—	330,781
Foreign Government	—	—	1,677	—	—	—	1,677
Mortgage Backed	—	—	10,917	—	—	—	10,917
Municipal	—	—	974	—	—	—	974
Investment Company	13,556	—	—	—	—	—	13,556

Total	$13,556	—	$354,956	—	—	—	$368,512

Strategic Income
Asset Backed	—	—	22,593	—	—	—	22,593
Bank Loans	—	—	5,714	—	—	—	5,714
Corporate Bond	—	—	65,204	—	—	—	65,204
Foreign Government	—	—	4,192	—	—	—	4,192
Mortgage Backed	—	—	25,676	—	—	—	25,676
Municipal	—	—	8,241	—	—	—	8,241
U.S. Government	—	—	40,763	—	—	—	40,763
Preferred Stock	1,012	—	—	—	—	—	1,012
Investment Company	4,921	—	—	—	—	—	4,921

Total	$5,933	—	$172,383	—	—	—	$178,316

Absolute Return Bond
Asset Backed	—	—	166,175	—	—	—	166,175
Bank Loans	—	—	9,770	—	—	—	9,770
Corporate Bond	—	—	151,760	—	—	—	151,760
Foreign Government	—	—	44,487	—	—	—	44,487
Mortgage Backed	—	—	119,979	—	—	—	119,979
U.S. Government	—	—	66,927	—	—	—	66,927
Options Purchased	250	—	—	—	—	—	250
Investment Company	30,041	—	—	—	—	—	30,041

Total	$30,291	—	$559,098	—	—	—	$589,389

Floating Rate
Asset Backed	—	—	3,985	—	—	—	3,985
Bank Loans	—	—	96,942	—	—	—	96,942
Corporate Bond	—	—	4,198	—	—	—	4,198
Mortgage Backed	—	—	3,966	—	—	—	3,966
Investment Company	11,467	—	—	—	—	—	11,467

Total	$11,467	—	$109,091	—	—	—	$120,558

Semi-Annual Report   133

Notes to Financial Statements continued

	Investments in Securities
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
High Income
Asset Backed	—	—	$17,556	—	—	—	$17,556
Bank Loans	—	—	54,313	—	—	—	54,313
Corporate Bond	—	—	573,498	—	—	—	573,498
Mortgage Backed	—	—	13,206	—	—	—	13,206
Common Stock	$3,438	—	—	—	—	—	3,438
Investment Company	70,592	—	—	—	—	—	70,592

Total	$74,030	—	$658,573	—	—	—	$732,603

California Municipal Social Impact
Municipal	—	—	134,641	—	—	—	134,641
U.S. Government	—	—	19,732	—	—	—	19,732
Investment Company	2,340	—	—	—	—	—	2,340

Total	$2,340	—	$154,373	—	—	—	$156,713

Global Low Duration
Asset Backed	—	—	10,010	—	—	—	10,010
Commercial Paper	—	—	1,098	—	—	—	1,098
Corporate Bond	—	—	19,009	—	—	—	19,009
Foreign Government	—	—	6,331	—	—	—	6,331
Mortgage Backed	—	—	3,652	—	—	—	3,652
Municipal	—	—	615	—	—	—	615
U.S. Government	—	—	3,917	—	—	—	3,917
Investment Company	1,146	—	—	—	—	—	1,146

Total	$1,146	—	$44,632	—	—	—	$45,778

Global Fixed Income
Asset Backed	—	—	14,852	—	—	—	14,852
Bank Loans	—	—	416	—	—	—	416
Corporate Bond	—	—	53,042	—	—	—	53,042
Foreign Government	—	—	49,757	—	—	—	49,757
Mortgage Backed	—	—	28,237	—	—	—	28,237
U.S. Government	—	—	4,350	—	—	—	4,350
Investment Company	7,743	—	—	—	—	—	7,743

Total	$7,743	—	$150,654	—	—	—	$158,397

Emerging Markets Bond
Corporate Bond	—	—	178,286	—	$1,910	—	180,196
Foreign Government	—	—	623,670	—	—	—	623,670
Investment Company	10,914	—	—	—	—	—	10,914

Total	$10,914	—	$801,956	—	$1,910	—	$814,780

Emerging Markets Local Bond
Corporate Bond	—	—	9,588	—	—	—	9,588
Foreign Government	—	—	57,638	—	—	—	57,638
Investment Company	4,197	—	—	—	—	—	4,197

Total	$4,197	—	$67,226	—	—	—	$71,423

Emerging Markets Corporate Bond
Asset Backed	—	—	1,595	—	—	—	1,595
Bank Loans	—	—	1,606	—	—	—	1,606
Corporate Bond	—	—	68,823	—	201	—	69,024
Foreign Government	—	—	1,582	—	—	—	1,582
Investment Company	9,379	—	—	—	—	—	9,379

Total	$9,379	—	$73,606	—	$201	—	$83,186

Equity Income
Corporate Bond	—	—	2,177	—	—	—	2,177
Common Stock	1,101,302	—	—	—	—	—	1,101,302
Master Limited Partnership	42,030	—	—	—	—	—	42,030
Real Estate Investment Trust	35,945	—	—	—	—	—	35,945
Investment Company	50,915	—	—	—	—	—	50,915

Total	$1,230,192	—	$2,177	—	—	—	$1,232,369

134  Payden Mutual Funds

	Other Financial Instruments[1]
	Level 1-Quoted Prices		Level 2-Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)
Limited Maturity
Forward currency contracts	—	—	$381	—	—	—	$381

Total	—	—	381	—	—	—	381

Low Duration
Futures	—	(1,728)	—	—	—	—	(1,728)

Total	—	(1,728)	—	—	—	—	(1,728)

U.S. Government
Futures	—	(64)	—	—	—	—	(64)

Total	—	(64)	—	—	—	—	(64)

GNMA
Futures	—	(14)	—	—	—	—	(14)

Total	—	(14)	—	—	—	—	(14)

Core Bond
Forward currency contracts	—	—	745	(22)	—	—	723
Futures	1,590	(2,818)	—	—	—	—	(1,228)
Swaps	—	—	4,803	(6,919)	—	—	(2,116)

Total	1,590	(2,818)	5,548	(6,941)	—	—	(2,621)

Corporate Bond
Futures	569	(942)	—	—	—	—	(373)

Total	569	(942)	—	—	—	—	(373)

Strategic Income
Forward currency contracts	—	—	269	(5)	—	—	264
Futures	658	(860)	—	—	—	—	(202)
Swaps	—	—	826	(1,195)	—	—	(369)

Total	658	(860)	1,095	(1,200)	—	—	(307)

Absolute Return Bond
Forward currency contracts	—	—	3,944	(1,817)	—	—	2,127
Futures	2,793	(1,400)	—	—	—	—	1,393
Swaps	—	—	—	(204)	—	—	(204)

Total	2,793	(1,400)	3,944	(2,021)	—	—	3,316

Floating Rate
Forward currency contracts	—	—	6	–	—	—	6

Total	—	—	6	–	—	—	6

High Income
Forward currency contracts	—	—	460	—	—	—	460
Futures	—	(1,016)	—	—	—	—	(1,016)
Swaps	—	—	163	(357)	—	—	(194)

Total	—	(1,016)	623	(357)	—	—	(750)

Global Low Duration
Forward currency contracts	—	—	5	—	—	—	5
Futures	14	(82)	—	—	—	—	(68)

Total	14	(82)	5	—	—	—	(63)

Global Fixed Income
Forward currency contracts	—	—	1,744	(613)	—	—	1,131
Futures	278	(596)	—	—	—	—	(318)
Swaps	—	—	424	(342)	—	—	82

Total	278	(596)	2,168	(955)	—	—	895

Emerging Markets Bond
Forward currency contracts	—	—	3,022	(387)	—	—	2,635
Swaps	—	—	515	(1,598)	—	—	(1,083)

Total	—	—	3,537	(1,985)	—	—	1,552

Emerging Markets Local Bond
Forward currency contracts	—	—	281	(369)	—	—	(88)
Swaps	—	—	7	(40)	—	—	(33)

Total	—	—	288	(409)	—	—	(121)

Semi-Annual Report   135

Notes to Financial Statements continued

Emerging Markets Corporate Bond
Forward currency contracts	—	—	50	(54)	—	—	(4)
Futures	59	(120)	—	—	—	—	(61)
Swaps	—	—	—	(1)	—	—	(1)

Total	59	(120)	50	(55)	—	—	(66)

Equity Income
Forward currency contracts	—	—	3,664	—	—	—	3,664
Futures	302	—	—	—	—	—	302

Total	302	—	3,664	—	—	—	3,966

1

Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Tax Information (amounts in 000s)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings and paid-in capital, as appropriate, in the period that the differences arise.

At October 31, 2023, the following Funds had available for Federal income tax purposes unused capital losses as follows (000’s):

Total
Cash Reserves Money Market	$29
Limited Maturity	1,726
Low Duration	41,215
U.S. Government	8,055
GNMA	47,604
Core Bond	79,904
Corporate Bond	24,505
Strategic Income	6,084
Absolute Return Bond	23,526
Floating Rate	7,994
High Income	42,743
California Municipal Social Impact	5,480
Global Low Duration	1,998
Global Fixed Income	24,407
Emerging Markets Bond	152,834
Emerging Markets Local Bond	25,260
Emerging Markets Corporate Bond	5,224

136  Payden Mutual Funds

At April 30 2024, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

	Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Cash Reserves Money Market	$464,263	—	—	—
Limited Maturity	1,939,619	$5,121	$(5,030)	$91
Low Duration	987,924	1,694	(20,977)	(19,283)
U.S. Government	70,408	—	(2,988)	(2,988)
GNMA	130,714	108	(10,817)	(10,709)
Core Bond	1,038,420	13,920	(124,884)	(110,964)
Corporate Bond	400,891	1,441	(34,193)	(32,752)
Strategic Income	185,925	3,476	(11,434)	(7,958)
Absolute Return Bond	600,899	13,708	(25,188)	(11,480)
Floating Rate	120,677	2,140	(2,253)	(113)
High Income	749,408	14,810	(32,623)	(17,813)
California Municipal Social Impact	156,212	1,531	(1,030)	501
Global Low Duration	47,202	117	(1,604)	(1,487)
Global Fixed Income	177,246	3,717	(22,047)	(18,330)
Emerging Markets Bond	890,048	20,584	(94,562)	(73,978)
Emerging Markets Local Bond	71,239	884	(4,897)	(4,013)
Emerging Markets Corporate Bond	84,895	1,130	(2,923)	(1,793)
Equity Income	1,054,109	191,797	(9,625)	182,172

6. Subsequent Events

The Funds have evaluated subsequent events through the issuance of the financial statements and have determined that no other events have occurred that require disclosure.

Semi-Annual Report   137

Financial Highlights

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden Cash Reserves Money Market Fund
	2024		2023		2022	2021		2020
Net asset value — beginning of period	$1.00		$1.00		$1.00	$1.00		$1.00

Income from investment activities:
Net investment income	0.03		0.04		0.01	0.00	(1)	0.01
Net realized and unrealized gains (losses)	(0.00	)(1)	(0.00	)(1)	0.00 (1)	0.00	(1)	0.00	(1)

Total from investment activities	0.03		0.04		0.01	0.00		0.01

Distributions to shareholders:
From net investment income	(0.03)		(0.04)		(0.01)	(0.00	)(1)	(0.01)
From net realized gains	—		—		—	—		(0.00	)(1)

Total distributions to shareholders	(0.03)		(0.04)		(0.01)	(0.00	)(1)	(0.01)

Net asset value — end of period	$1.00		$1.00		$1.00	$1.00		$1.00

Total return	2.58	%(2)	4.57%		0.78%	0.02%		0.57%

Ratios/supplemental data:
Net assets, end of period (000s)	$464,446		$446,743		$475,935	$500,758		$351,597
Ratio of gross expense to average net assets	0.37	%(3)	0.38%		0.37%	0.38%		0.39%
Ratio of net expense to average net assets	0.25	%(3)	0.25%		0.18%	0.05%		0.23%
Ratio of investment income less gross expenses to average net assets	5.01	%(3)	4.34%		0.57%	(0.32)%		0.35%
Ratio of net investment income to average net assets	5.13	%(3)	4.47%		0.76%	0.01%		0.51%
Portfolio turnover rate	n/a		n/a		n/a	n/a		n/a
The Fund commenced operations on December 17, 1997. (1) Amount is less than $0.005. (2) Not annualized. (3) Annualized.

	Payden Limited Maturity Fund — Investor Class
	2024		2023		2022	2021		2020
Net asset value — beginning of period	$9.46		$9.36		$9.51	$9.50		$9.49

Income (loss) from investment activities:
Net investment income	0.26		0.44		0.10	0.06		0.15
Net realized and unrealized gains (losses)	0.05		0.11		(0.14)	0.01		0.01

Total from investment activities	0.31		0.55		(0.04)	0.07		0.16

Distributions to shareholders:
From net investment income	(0.26)		(0.41)		(0.11)	(0.06)		(0.15)
From net realized gains	—		(0.04)		—	—		(0.00	)(1)
Return of capital	—		(0.00	)(1)	—	—		—

Total distributions to shareholders	(0.26)		(0.45)		(0.11)	(0.06)		(0.15)

Net asset value — end of period	$9.51		$9.46		$9.36	$9.51		$9.50

Total return	3.27	%(2)	5.76%		(0.41)%	0.75%		1.75%

Ratios/supplemental data:
Net assets, end of period (000s)	$536,389		$641,777		$546,444	$851,146		$1,219,514
Ratio of gross expense to average net assets	0.50	%(3)	0.48%		0.52%	0.49%		0.54%
Ratio of net expense to average net assets	0.27	%(3)	0.25%		0.25%	0.25%		0.25%
Ratio of investment income less gross expenses to average net assets	5.28	%(3)	4.18%		0.74%	0.41%		1.24%
Ratio of net investment income to average net assets	5.52	%(3)	4.42%		1.02%	0.64%		1.53%
Portfolio turnover rate	31	%(2)	80%		36%	60%		63%

The Fund commenced operations on April 29, 1994.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

138  Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden Limited Maturity Fund — SI Class
	2024		2023		2022	2021
Net asset value — beginning of period	$9.46		$9.37		$9.52	$9.53

Income (loss) from investment activities:
Net investment income	0.27		0.44		0.10	0.02
Net realized and unrealized gains (losses)	0.04		0.10		(0.14)	(0.01)

Total from investment activities	0.31		0.54		(0.04)	0.01

Distributions to shareholders:
From net investment income	(0.26)		(0.40)		(0.11)	(0.02)
From net realized gains	—		(0.05)		—	—
Return of capital	—		(0.00	)(1)	—	—

Total distributions to shareholders	(0.26)		(0.45)		(0.11)	(0.02)

Net asset value — end of period	$9.51		$9.46		$9.37	$9.52

Total return	3.29	%(2)	5.70%		(0.36)%	0.11	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$1,385,986		$1,318,397		$1,325,844	$1,398,387
Ratio of gross expense to average net assets	0.50	%(3)	0.49%		0.53%	0.51	%(3)
Ratio of net expense to average net assets	0.22	%(3)	0.20%		0.20%	0.20	%(3)
Ratio of investment income less gross expenses to average net assets	5.32	%(3)	4.15%		0.79%	0.28	%(3)
Ratio of net investment income to average net assets	5.61	%(3)	4.44%		1.12%	0.59	%(3)
Portfolio turnover rate	31	%(2)	80%		36%	60	%(2)
The Class commenced operations on June 30, 2021.

	Payden Limited Maturity Fund — Adviser Class
	2024
Net asset value — beginning of period	$9.49

Income (loss) from investment activities:
Net investment income	0.18
Net realized and unrealized gain	0.02

Total from investment activities	0.20

Distributions to shareholders:
From net investment income	(0.18)

Total distributions to shareholders	(0.18)

Net asset value — end of period	$9.51

Total return	2.07	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(4)
Ratio of gross expense to average net assets	0.73	%(3)
Ratio of net expense to average net assets	0.53	%(3)
Ratio of investment income less gross expenses to average net assets	4.41	%(3)
Ratio of net investment income to average net assets	4.41	%(3)
Portfolio turnover rate	31	%(2)

The Class commenced operations on November 30, 2023.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount is less than $500.

See notes to financial statements.

Semi-Annual Report   139

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden Low Duration Fund — Investor Class
	2024		2023	2022		2021	2020
Net asset value — beginning of period	$9.53		$9.47	$10.12		$10.22	$10.10

Income (loss) from investment activities:
Net investment income	0.19		0.31	0.13		0.18	0.18
Net realized and unrealized gains (losses)	0.11		0.08	(0.60)		0.00 (1)	0.12

Total from investment activities	0.30		0.39	(0.47)		0.18	0.30

Distributions to shareholders:
From net investment income	(0.20)		(0.32)	(0.14)		(0.19)	(0.18)
From net realized gains	—		—	(0.03)		(0.09)	—
Return of capital	—		(0.01)	(0.01)		—	—

Total distributions to shareholders	(0.20)		(0.33)	(0.18)		(0.28)	(0.18)

Net asset value — end of period	$9.63		$9.53	$9.47		$10.12	$10.22

Total return	3.12	%(2)	4.16%	(4.65)%		0.84%	3.00%

Ratios/supplemental data:
Net assets, end of period (000s)	$535,468		$572,864	$901,416		$1,604,077	$1,532,982
Ratio of gross expense to average net assets	0.55	%(3)	0.53%	0.53%		0.51%	0.53%
Ratio of net expense to average net assets	0.43	%(3)	0.43%	0.43%		0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	3.87	%(3)	3.20%	1.27%		0.75%	1.64%
Ratio of net investment income to average net assets	3.99	%(3)	3.30%	1.37%		0.83%	1.74%
Portfolio turnover rate	18	%(2)	102%	98%		138%	211%
The Fund commenced operations on December 31, 1993.

	Payden Low Duration Fund —SI Class
	2024		2023	2022
Net asset value — beginning of period	$9.53		$9.47	$9.92

Income (loss) from investment activities:
Net investment income	0.21		0.33	0.12
Net realized and unrealized gains (losses)	0.09		0.06	(0.45)

Total from investment activities	0.30		0.39	(0.33)

Distributions to shareholders:
From net investment income	(0.20)		(0.32)	(0.11)
Return of capital	—		(0.01)	(0.01)

Total distributions to shareholders	(0.20)		(0.33)	(0.12)

Net asset value — end of period	$9.63		$9.53	$9.47

Total return	3.14	%(2)	4.21%	(3.34	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$435,479		$456,251	$321,719
Ratio of gross expense to average net assets	0.54	%(3)	0.53%	0.55	%(3)
Ratio of net expense to average net assets	0.38	%(3)	0.38%	0.38	%(3)
Ratio of investment income less gross expenses to average net assets	4.14	%(3)	3.40%	1.72	%(3)
Ratio of net investment income to average net assets	4.31	%(3)	3.54%	1.88	%(3)
Portfolio turnover rate	18	%(2)	102%	98	%(2)

The Class commenced operations on February 28, 2022.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

140  Payden Mutual Funds

	Payden Low Duration Fund — Adviser Class
	2024
Net asset value — beginning of period	$9.62

Income (loss) from investment activities:
Net investment income	0.16
Net realized and unrealized gain	0.01

Total from investment activities	0.17

Distributions to shareholders:
From net investment income	(0.16)

Total distributions to shareholders	(0.16)

Net asset value — end of period	$9.63

Total return	1.81	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(2)
Ratio of gross expense to average net assets	0.80	%(3)
Ratio of net expense to average net assets	0.68	%(3)
Ratio of investment income less gross expenses to average net assets	4.08	%(3)
Ratio of net investment income to average net assets	4.08	%(3)
Portfolio turnover rate	18	%(1)
The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Amount is less than $500. (3) Annualized.

	Payden U.S. Government Fund
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.16		$9.30	$10.29	$10.54	$10.35

Income (loss) from investment activities:
Net investment income	0.17	(1)	0.31 (1)	0.24 (1)	0.15 (1)	0.19 (1)
Net realized and unrealized gains (losses)	0.08		(0.14)	(0.97)	(0.18)	0.25

Total from investment activities	0.25		0.17	(0.73)	(0.03)	0.44

Distributions to shareholders:
From net investment income	(0.17)		(0.32)	(0.26)	(0.22)	(0.25)

Total distributions to shareholders	(0.17)		(0.32)	(0.26)	(0.22)	(0.25)

Net asset value — end of period	$9.24		$9.16	$9.30	$10.29	$10.54

Total return	2.76	%(2)	1.90%	(7.14)%	(0.31)%	4.26%

Ratios/supplemental data:
Net assets, end of period (000s)	$67,591		$59,974	$53,471	$28,876	$47,360
Ratio of gross expense to average net assets	0.64	%(3)	0.67%	0.82%	0.77%	0.73%
Ratio of net expense to average net assets	0.43	%(3)	0.43%	0.43%	0.43%	0.43%
Ratio of investment income less gross expenses to average net assets	3.51	%(3)	3.13%	2.06%	1.10%	1.51%
Ratio of net investment income to average net assets	3.72	%(3)	3.36%	2.45%	1.44%	1.81%
Portfolio turnover rate	18	%(2)	39%	39%	22%	48%

The Class commenced operations on December 30, 1995.

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Semi-Annual Report   141

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden GNMA Fund
	2024		2023	2022		2021	2020
Net asset value — beginning of period	$7.08		$7.47	$9.12		$9.47	$9.42

Income (loss) from investment activities:
Net investment income	0.14		0.26	0.25		0.07	0.18
Net realized and unrealized gains (losses)	0.24		(0.41)	(1.59)		(0.15)	0.15

Total from investment activities	0.38		(0.15)	(1.34)		(0.08)	0.33

Distributions to shareholders:
From net investment income	(0.13)		(0.24)	(0.31)		(0.27)	(0.28)

Total distributions to shareholders	(0.13)		(0.24)	(0.31)		(0.27)	(0.28)

Net asset value — end of period	$7.33		$7.08	$7.47		$9.12	$9.47

Total return	5.34	%(1)	(2.19)%	(15.01)%		(0.91)%	3.52%

Ratios/supplemental data:
Net assets, end of period (000s)	$99,632		$88,544	$91,243		$102,013	$122,509
Ratio of gross expense to average net assets	0.65	%(2)	0.63%	0.70%		0.69%	0.71%
Ratio of net expense to average net assets	0.45	%(2)	0.45%	0.45%		0.47%	0.50%
Ratio of investment income less gross expenses to average net assets	3.60	%(2)	3.08%	2.03%		1.15%	1.92%
Ratio of net investment income to average net assets	3.80	%(2)	3.26%	2.28%		1.38%	2.13%
Portfolio turnover rate	12	%(1)	17%	29%		28%	25%

The Fund commenced operations on August 27, 1999. (1) Not annualized. (2) Annualized.

	Payden Core Bond Fund — Investor Class
	2024		2023	2022		2021	2020
Net asset value — beginning of period	$8.56		$8.80	$10.84		$11.13	$10.90

Income (loss) from investment activities:
Net investment income	0.19	(1)	0.37 (1)	0.26	(1)	0.21 (1)	0.26 (1)
Net realized and unrealized gains (losses)	0.32		(0.26)	(2.01)		0.09	0.25

Total from investment activities	0.51		0.11	(1.75)		0.30	0.51

Distributions to shareholders:
From net investment income	(0.19)		(0.34)	(0.28)		(0.42)	(0.28)
From net realized gains	—		—	(0.01)		(0.17)	—
Return of capital	—		(0.01)	(0.00	)(2)	—	—

Total distributions to shareholders	(0.19)		(0.35)	(0.29)		(0.59)	(0.28)

Net asset value — end of period	$8.88		$8.56	$8.80		$10.84	$11.13

Total return	5.87	%(3)	1.07%	(16.43)%		1.15%	4.76%

Ratios/supplemental data:
Net assets, end of period (000s)	$219,859		$230,480	$294,877		$409,453	$589,061
Ratio of gross expense to average net assets	0.51	%(4)	0.52%	0.52%		0.51%	0.54%
Ratio of net expense to average net assets	0.51	%(4)	0.52%	0.52%		0.53%	0.53%
Ratio of investment income less gross expenses to average net assets	4.31	%(4)	4.03%	2.63%		1.93%	2.40%
Ratio of net investment income to average net assets	4.31	%(4)	4.03%	2.63%		1.92%	2.40%
Portfolio turnover rate	24	%(3)	52%	51%		88%	125%

The Fund commenced operations on December 31, 1993.

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

142  Payden Mutual Funds

	Payden Core Bond Fund — SI Class
	2024		2023	2022		2021	2020
Net asset value — beginning of period	$8.55		$8.79	$10.83		$11.12	$10.89

Income (loss) from investment activities:
Net investment income	0.20	(1)	0.38 (1)	0.27	(1)	0.22 (1)	0.27 (1)
Net realized and unrealized gains (losses)	0.31		(0.27)	(2.01)		0.09	0.25

Total from investment activities	0.51		0.11	(1.74)		0.31	0.52

Distributions to shareholders:
From net investment income	(0.19)		(0.34)	(0.29)		(0.43)	(0.29)
From net realized gains	—		—	(0.01)		(0.17)	—
Return of capital	—		(0.01)	(0.00	)(2)	—	—

Total distributions to shareholders	(0.19)		(0.35)	(0.30)		(0.60)	(0.29)

Net asset value — end of period	$8.87		$8.55	$8.79		$10.83	$11.12

Total return	5.92	%(3)	1.16%	(16.36)%		1.27%	4.88%

Ratios/supplemental data:
Net assets, end of period (000s)	$696,112		$615,873	$612,851		$833,563	$758,985
Ratio of gross expense to average net assets	0.51	%(4)	0.52%	0.52%		0.52%	0.54%
Ratio of net expense to average net assets	0.42	%(4)	0.42%	0.42%		0.42%	0.42%
Ratio of investment income less gross expenses to average net assets	4.31	%(4)	4.05%	2.64%		1.95%	2.37%
Ratio of net investment income to average net assets	4.40	%(4)	4.14%	2.74%		2.05%	2.48%
Portfolio turnover rate	24	%(3)	52%	51%		88%	125%

The Class commenced operations on January 22, 2018.
	Payden Core Bond Fund — Adviser Class
	2024		2023	2022		2021	2020
Net asset value — beginning of period	$8.56		$8.77	$10.81		$11.10	$10.87

Income (loss) from investment activities:
Net investment income	0.18	(1)	0.33 (1)	0.23	(1)	0.19 (1)	0.24 (1)
Net realized and unrealized gains (losses)	0.31		(0.22)	(2.01)		0.08	0.25

Total from investment activities	0.49		0.11	(1.78)		0.27	0.49

Distributions to shareholders:
From net investment income	(0.17)		(0.31)	(0.25)		(0.39)	(0.26)
From net realized gains	—		—	(0.01)		(0.17)	—
Return of capital	—		(0.01)	(0.00	)(2)	—	—

Total distributions to shareholders	(0.17)		(0.32)	(0.26)		(0.56)	(0.26)

Net asset value — end of period	$8.88		$8.56	$8.77		$10.81	$11.10

Total return	5.72	%(3)	1.15%	(16.70)%		0.92%	4.52%

Ratios/supplemental data:
Net assets, end of period (000s)	$2,639		$2,965	$23,806		$46,499	$45,755
Ratio of gross expense to average net assets	0.78	%(4)	0.78%	0.77%		0.76%	0.79%
Ratio of net expense to average net assets	0.78	%(4)	0.78%	0.77%		0.78%	0.78%
Ratio of investment income less gross expenses to average net assets	4.06	%(4)	3.64%	2.35%		1.71%	2.14%
Ratio of net investment income to average net assets	4.03	%(4)	3.64%	2.35%		1.70%	2.15%
Portfolio turnover rate	24	%(3)	52%	51%		88%	125%

The Class commenced operations on November 2, 2009.

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

Semi-Annual Report   143

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden Corporate Bond Fund — Investor Class
	2024		2023	2022		2021	2020
Net asset value — beginning of period	$8.94		$9.10	$11.96		$12.04	$11.73

Income (loss) from investment activities:
Net investment income	0.20		0.36	0.29		0.46	0.34
Net realized and unrealized gains (losses)	0.52		(0.15)	(2.53)		0.09	0.31

Total from investment activities	0.72		0.21	(2.24)		0.55	0.65

Distributions to shareholders:
From net investment income	(0.20)		(0.37)	(0.34)		(0.47)	(0.33)
From net realized gains	—		—	(0.28)		(0.16)	(0.01)
Return of capital	—		—	(0.00	)(1)	—	—

Total distributions to shareholders	(0.20)		(0.37)	(0.62)		(0.63)	(0.34)

Net asset value — end of period	$9.46		$8.94	$9.10		$11.96	$12.04

Total return	8.06	%(2)	2.20%	(19.53)%		3.27%	5.65%

Ratios/supplemental data:
Net assets, end of period (000s)	$145,993		$139,288	$222,269		$460,135	$479,951
Ratio of gross expense to average net assets	0.65	%(3)	0.65%	0.66%		0.65%	0.66%
Ratio of net expense to average net assets	0.65	%(3)	0.65%	0.65%		0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	4.27	%(3)	3.92%	2.90%		2.47%	2.82%
Ratio of net investment income to average net assets	4.26	%(3)	3.91%	2.90%		2.47%	2.83%
Portfolio turnover rate	35	%(2)	41%	31%		49%	58%

The Fund commenced operations on March 12, 2009.

	Payden Corporate Bond Fund — SI Class
	2024		2023	2022
Net asset value — beginning of period	$8.94		$9.10	$10.98

Income (loss) from investment activities:
Net investment income	0.21		0.38	0.22
Net realized and unrealized gains (losses)	0.52		(0.16)	(1.87)

Total from investment activities	0.73		0.22	(1.65)

Distributions to shareholders:
From net investment income	(0.21)		(0.38)	(0.23)
Return of capital	—		—	(0.00	)(1)

Total distributions to shareholders	(0.21)		(0.38)	(0.23)

Net asset value — end of period	$9.46		$8.94	$9.10

Total return	8.12	%(2)	2.32%	(15.14	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$218,162		$201,735	$124,148
Ratio of gross expense to average net assets	0.64	%(3)	0.63%	0.65	%(3)
Ratio of net expense to average net assets	0.55	%(3)	0.55%	0.55	%(3)
Ratio of investment income less gross expenses to average net assets	4.27	%(3)	4.01%	3.45	%(3)
Ratio of net investment income to average net assets	4.36	%(3)	4.08%	3.55	%(3)
Portfolio turnover rate	35	%(2)	41%	31	%(2)

The Class commenced operations on February 28, 2022.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

144  Payden Mutual Funds

	Payden Corporate Bond Fund — Adviser Class
	2024
Net asset value — beginning of period	$9.44

Income (loss) from investment activities:
Net investment income	0.24
Net realized and unrealized gain	0.02

Total from investment activities	0.26

Distributions to shareholders:
From net investment income	(0.24)

Total distributions to shareholders	(0.24)

Net asset value — end of period	$9.46

Total return	1.96	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(2)
Ratio of gross expense to average net assets	0.90	%(3)
Ratio of net expense to average net assets	0.90	%(3)
Ratio of investment income less gross expenses to average net assets	4.22	%(3)
Ratio of net investment income to average net assets	4.22	%(3)
Portfolio turnover rate	35	%(1)

The Class commenced operations on November 30, 2023. (1) Not annualized. (2) Amount is less than $500. (3) Annualized.

	Payden Strategic Income Fund — Investor Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.15		$9.16	$10.46	$10.28	$10.21

Income (loss) from investment activities:
Net investment income	0.23		0.45	0.31	0.26	0.29
Net realized and unrealized gains (losses)	0.24		(0.02)	(1.20)	0.20	0.08

Total from investment activities	0.47		0.43	(0.89)	0.46	0.37

Distributions to shareholders:
From net investment income	(0.23)		(0.42)	(0.33)	(0.27)	(0.30)
From net realized gains	—		(0.01)	(0.08)	(0.01)	—
Return of capital	—		(0.01)	—	—	—

Total distributions to shareholders	(0.23)		(0.44)	(0.41)	(0.28)	(0.30)

Net asset value — end of period	$9.39		$9.15	$9.16	$10.46	$10.28

Total return	5.11	%(1)	4.57%	(8.72)%	4.37%	3.74%

Ratios/supplemental data:
Net assets, end of period (000s)	$100,544		$95,213	$113,587	$147,966	$84,881
Ratio of gross expense to average net assets	0.86	%(2)	0.86%	0.87%	0.85%	0.88%
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65%	0.66%	0.70%
Ratio of investment income less gross expenses to average net assets	4.63	%(2)	4.29%	2.94%	2.30%	2.68%
Ratio of net investment income to average net assets	4.84	%(2)	4.49%	3.16%	2.49%	2.86%
Portfolio turnover rate	27	%(1)	51%	40%	90%	65%

The Fund commenced operations on May 8, 2014.

(1)	Not annualized.
(2)	Annualized.

See notes to financial statements.

Semi-Annual Report   145

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden Strategic Income Fund — SI Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.15		$9.16	$10.46	$10.27	$10.20

Income (loss) from investment activities:
Net investment income	0.23		0.44	0.32	0.28	0.31
Net realized and unrealized gains (losses)	0.24		(0.01)	(1.20)	0.20	0.08

Total from investment activities	0.47		0.43	(0.88)	0.48	0.39

Distributions to shareholders:
From net investment income	(0.23)		(0.43)	(0.34)	(0.28)	(0.32)
From net realized gains	—		(0.01)	(0.08)	(0.01)	—
Return of capital	—		(0.01)	—	—	—

Total distributions to shareholders	(0.23)		(0.45)	(0.42)	(0.29)	(0.32)

Net asset value — end of period	$9.39		$9.15	$9.16	$10.46	$10.27

Total return	5.16	%(1)	4.68%	(8.62)%	4.58%	3.90%

Ratios/supplemental data:
Net assets, end of period (000s)	$79,195		$76,974	$49,004	$49,575	$49,334
Ratio of gross expense to average net assets	0.86	%(2)	0.86%	0.87%	0.85%	0.88%
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.55%	0.55%	0.55%
Ratio of investment income less gross expenses to average net assets	4.63	%(2)	4.33%	2.99%	2.34%	2.67%
Ratio of net investment income to average net assets	4.94	%(2)	4.63%	3.31%	2.65%	3.00%
Portfolio turnover rate	27	%(1)	51%	40%	90%	65%

The Fund commenced operations on May 8, 2014.
	Payden Strategic Income Fund — Adviser Class
	2024
Net asset value — beginning of period	$9.36

Income (loss) from investment activities:
Net investment income	0.25
Net realized and unrealized gain	0.03

Total from investment activities	0.28

Distributions to shareholders:
From net investment income	(0.26)

Total distributions to shareholders	(0.26)

Net asset value — end of period	$9.38

Total return	2.20	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(3)
Ratio of gross expense to average net assets	1.11	%(2)
Ratio of net expense to average net assets	0.90	%(2)
Ratio of investment income less gross expenses to average net assets	4.42	%(2)
Ratio of net investment income to average net assets	4.42	%(2)
Portfolio turnover rate	27	%(1)

The Class commenced operations on November 30, 2023.

(1)	Not annualized.
(2)	Annualized.
(3)	Amount is less than $500.

See notes to financial statements.

146  Payden Mutual Funds

	Payden Absolute Return Bond Fund — Investor Class
	2024		2023		2022	2021	2020
Net asset value — beginning of period	$9.31		$9.18		$10.03	$9.92	$10.06

Income (loss) from investment activities:
Net investment income	0.25		0.53		0.30	0.20	0.25
Net realized and unrealized gains (losses)	0.19		0.10		(0.83)	0.12	(0.13)

Total from investment activities	0.44		0.63		(0.53)	0.32	0.12

Distributions to shareholders:
From net investment income	(0.24)		(0.50)		(0.20)	(0.21)	(0.26)
From net realized gains	—		—		(0.03)	—	—
Return of capital	—		(0.00	)(1)	(0.09)	—	—

Total distributions to shareholders	(0.24)		(0.50)		(0.32)	(0.21)	(0.26)

Net asset value — end of period	$9.51		$9.31		$9.18	$10.03	$9.92

Total return	4.81	%(2)	6.93%		(5.32)%	3.22%	1.23%

Ratios/supplemental data:
Net assets, end of period (000s)	$152,838		$139,081		$123,311	$151,027	$132,299
Ratio of gross expense to average net assets	0.76	%(3)	0.76%		0.74%	0.74%	0.74%
Ratio of net expense to average net assets	0.70	%(3)	0.70%		0.70%	0.70%	0.70%
Ratio of investment income less gross expenses to average net assets	5.46	%(3)	5.73%		3.00%	1.93%	2.44%
Ratio of net investment income to average net assets	5.52	%(3)	5.79%		3.03%	1.96%	2.48%
Portfolio turnover rate	93	%(2)	132%		104%	95%	67%

The Fund commenced operations on November 6, 2014.

	Payden Absolute Return Bond Fund — SI Class
	2024		2023		2022	2021	2020
Net asset value — beginning of period	$9.32		$9.19		$10.04	$9.93	$10.07

Income (loss) from investment activities:
Net investment income	0.32		0.59		0.30	0.22	0.27
Net realized and unrealized gains (losses)	0.14		0.06		(0.83)	0.12	(0.13)

Total from investment activities	0.46		0.65		(0.53)	0.34	0.14

Distributions to shareholders:
From net investment income	(0.25)		(0.52)		(0.20)	(0.23)	(0.28)
From net realized gains	—		—		(0.03)	—	—
Return of capital	—		(0.00	)(1)	(0.09)	—	—

Total distributions to shareholders	(0.25)		(0.52)		(0.32)	(0.23)	(0.28)

Net asset value — end of period	$9.53		$9.32		$9.19	$10.04	$9.93

Total return	5.03	%(2)	7.16%		(5.10)%	3.46%	1.45%

Ratios/supplemental data:
Net assets, end of period (000s)	$402,037		$556,369		$659,836	$878,927	$686,397
Ratio of gross expense to average net assets	0.76	%(3)	0.76%		0.74%	0.74%	0.74%
Ratio of net expense to average net assets	0.47	%(3)	0.47%		0.47%	0.47%	0.47%
Ratio of investment income less gross expenses to average net assets	5.42	%(3)	5.71%		3.01%	1.93%	2.44%
Ratio of net investment income to average net assets	5.71	%(3)	6.01%		3.27%	2.19%	2.71%
Portfolio turnover rate	93	%(2)	132%		104%	95%	67%

The Fund commenced operations on November 6, 2014.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Semi-Annual Report   147

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

			Payden Absolute Return Bond Fund — Adviser Class
			2024
Net asset value — beginning of period			$9.39

Income (loss) from investment activities:
Net investment income			0.25
Net realized and unrealized gain			0.14

Total from investment activities			0.39

Distributions to shareholders:
From net investment income			(0.27)

Total distributions to shareholders			(0.27)

Net asset value — end of period			$9.51

Total return			3.42	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)			$276
Ratio of gross expense to average net assets			1.05	%(2)
Ratio of net expense to average net assets			0.95	%(2)
Ratio of investment income less gross expenses to average net assets			5.76	%(2)
Ratio of net investment income to average net assets			5.86	%(2)
Portfolio turnover rate			93	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.
(2) Annualized.
	Payden Floating Rate Fund — Investor Class
	2024		2023		2022		2021	2020
Net asset value — beginning of period	$9.62		$9.38		$9.91		$9.51	$9.89

Income (loss) from investment activities:
Net investment income	0.42		0.80		0.40		0.30	0.33
Net realized and unrealized gains (losses)	0.17		0.23		(0.51)		0.39	(0.38)

Total from investment activities	0.59		1.03		(0.11)		0.69	(0.05)

Distributions to shareholders:
From net investment income	(0.42)		(0.79)		(0.42)		(0.28)	(0.33)
Return of capital	—		(0.00	)(1)	(0.00	)(1)	(0.01)	—

Total distributions to shareholders	(0.42)		(0.79)		(0.42)		(0.29)	(0.33)

Net asset value — end of period	$9.79		$9.62		$9.38		$9.91	$9.51

Total return	6.25	%(2)	11.39%		(1.10)%		7.29%	(0.41)%

Ratios/supplemental data:
Net assets, end of period (000s)	$33,541		$27,057		$24,160		$20,753	$19,569
Ratio of gross expense to average net assets	0.92	%(3)	0.90%		0.86%		0.92%	0.97%
Ratio of net expense to average net assets	0.70	%(3)	0.70%		0.70%		0.72%	0.75%
Ratio of investment income less gross expenses to average net assets	8.43	%(3)	8.06%		4.12%		2.80%	3.22%
Ratio of net investment income to average net assets	8.64	%(3)	8.27%		4.28%		3.00%	3.44%
Portfolio turnover rate	31	%(2)	28%		33%		40%	53%

The Fund commenced operations on November 11, 2013.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

148  Payden Mutual Funds

	Payden Floating Rate Fund — SI Class
	2024		2023		2022		2021	2020
Net asset value — beginning of period	$9.63		$9.39		$9.92		$9.51	$9.90

Income (loss) from investment activities:
Net investment income	0.43		0.80		0.42		0.32	0.33
Net realized and unrealized gains (losses)	0.16		0.25		(0.52)		0.39	(0.38)

Total from investment activities	0.59		1.05		(0.10)		0.71	(0.05)

Distributions to shareholders:
From net investment income	(0.43)		(0.81)		(0.43)		(0.29)	(0.34)
Return of capital	—		(0.00	)(1)	(0.00	)(1)	(0.01)	—

Total distributions to shareholders	(0.43)		(0.81)		(0.43)		(0.30)	(0.34)

Net asset value — end of period	$9.79		$9.63		$9.39		$9.92	$9.51

Total return	6.20	%(2)	11.52%		(1.01)%		7.53%	(0.41)%

Ratios/supplemental data:
Net assets, end of period (000s)	$82,606		$88,309		$124,423		$170,373	$47,606
Ratio of gross expense to average net assets	0.91	%(3)	0.90%		0.86%		0.89%	0.97%
Ratio of net expense to average net assets	0.60	%(3)	0.60%		0.60%		0.61%	0.65%
Ratio of investment income less gross expenses to average net assets	8.43	%(3)	7.98%		3.98%		2.77%	3.23%
Ratio of net investment income to average net assets	8.74	%(3)	8.29%		4.24%		3.05%	3.55%
Portfolio turnover rate	31	%(2)	28%		33%		40%	53%

The Fund commenced operations on November 11, 2013.
	Payden Floating Rate Fund — Adviser Class
	2024
Net asset value — beginning of period	$9.70

Income (loss) from investment activities:
Net investment income	0.49
Net realized and unrealized gain	0.08

Total from investment activities	0.57

Distributions to shareholders:
From net investment income	(0.49)

Total distributions to shareholders	(0.49)

Net asset value — end of period	$9.78

Total return	4.45	%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$—	(4)
Ratio of gross expense to average net assets	1.17	%(3)
Ratio of net expense to average net assets	0.95	%(3)
Ratio of investment income less gross expenses to average net assets	8.43	%(3)
Ratio of net investment income to average net assets	8.43	%(3)
Portfolio turnover rate	31	%(2)

The Class commenced operations on November 30, 2023.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount is less than $500.

See notes to financial statements.

Semi-Annual Report   149

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden High Income Fund — Investor Class
	2024		2023		2022		2021	2020
Net asset value — beginning of period	$5.84		$5.82		$6.87		$6.45	$6.53

Income (loss) from investment activities:
Net investment income	0.21		0.43		0.35		0.33	0.34
Net realized and unrealized gains (losses)	0.35		0.00	(1)	(1.05)		0.42	(0.08)

Total from investment activities	0.56		0.43		(0.70)		0.75	0.26

Distributions to shareholders:
From net investment income	(0.21)		(0.41)		(0.35)		(0.33)	(0.34)
Return of capital	—		(0.00	)(1)	(0.00	)(1)	—	—

Total distributions to shareholders	(0.21)		(0.41)		(0.35)		(0.33)	(0.34)

Net asset value — end of period	$6.19		$5.84		$5.82		$6.87	$6.45

Total return	9.63	%(2)	7.54%		(10.45)%		11.75%	4.23%

Ratios/supplemental data:
Net assets, end of period (000s)	$180,368		$141,392		$227,112		$740,403	$525,196
Ratio of gross expense to average net assets	0.65	%(3)	0.59%		0.60%		0.60%	0.62%
Ratio of net expense to average net assets	0.65	%(3)	0.59%		0.60%		0.60%	0.62%
Ratio of investment income less gross expenses to average net assets	6.84	%(3)	6.91%		5.22%		4.75%	5.28%
Ratio of net investment income to average net assets	6.84	%(3)	6.91%		5.22%		4.75%	5.28%
Portfolio turnover rate	44	%(2)	75%		70%		74%	124%

The Fund commenced operations on December 30, 1997.

	Payden High Income Fund —SI Class
	2024		2023		2022
Net asset value — beginning of period	$5.83		$5.81		$6.57

Income (loss) from investment activities:
Net investment income	0.21		0.42		0.22
Net realized and unrealized gains (losses)	0.35		0.02		(0.74)

Total from investment activities	0.56		0.44		(0.52)

Distributions to shareholders:
From net investment income	(0.21)		(0.42)		(0.24)
Return of capital	—		(0.00	)(1)	(0.00	)(1)

Total distributions to shareholders	(0.21)		(0.42)		(0.24)

Net asset value — end of period	$6.18		$5.83		$5.81

Total return	9.70	%(2)	7.63%		(7.92	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$527,679		$436,946		$350,733
Ratio of gross expense to average net assets	0.65	%(3)	0.59%		0.61	%(3)
Ratio of net expense to average net assets	0.55	%(3)	0.55%		0.55	%(3)
Ratio of investment income less gross expenses to average net assets	6.85	%(3)	6.98%		5.91	%(3)
Ratio of net investment income to average net assets	6.95	%(3)	7.02%		5.96	%(3)
Portfolio turnover rate	44	%(2)	75%		70	%(2)

The Class commenced operations on February 28, 2022.

(1)	Amount is less than $0.005.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

150  Payden Mutual Funds

			Payden High Income Fund — Adviser Class
			2024
Net asset value — beginning of period			$6.08

Income (loss) from investment activities:
Net investment income			0.26
Net realized and unrealized gain			0.11

Total from investment activities			0.37

Distributions to shareholders:
From net investment income			(0.24)

Total distributions to shareholders			(0.24)

Net asset value — end of period			$6.21

Total return			5.00	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)			$—	(2)
Ratio of gross expense to average net assets			0.90	%(3)
Ratio of net expense to average net assets			0.90	%(3)
Ratio of investment income less gross expenses to average net assets			7.40	%(3)
Ratio of net investment income to average net assets			7.41	%(3)
Portfolio turnover rate			44	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.
(2) Amount is less than $500.
(3) Annualized.
	Payden California Municipal Social Impact Fund —Investor Class
	2024		2023		2022	2021	2020
Net asset value — beginning of period	$9.43		$9.38		$10.49	$10.58	$10.62

Income (loss) from investment activities:
Net investment income	0.14		0.29		0.16	0.34	0.22
Net realized and unrealized gains (losses)	0.35		0.05		(1.11)	0.09	0.18

Total from investment activities	0.49		0.34		(0.95)	0.43	0.40

Distributions to shareholders:
From net investment income	(0.17)		(0.29)		(0.16)	(0.34)	(0.22)
From net realized gains	—		—		—	(0.18)	(0.22)

Total distributions to shareholders	(0.17)		(0.29)		(0.16)	(0.52)	(0.44)

Net asset value — end of period	$9.75		$9.43		$9.38	$10.49	$10.58

Total return	5.52	%(1)	3.55%		(9.12)%	2.38%	3.90%

Ratios/supplemental data:
Net assets, end of period (000s)	$158,091		$152,393		$141,705	$87,753	$64,088
Ratio of gross expense to average net assets	0.68	%(2)	0.63%		0.68%	0.71%	0.81%
Ratio of net expense to average net assets	0.45	%(2)	0.45%		0.45%	0.47%	0.53%
Ratio of investment income less gross expenses to average net assets	3.29	%(2)	2.81%		1.39%	1.27%	1.80%
Ratio of net investment income to average net assets	3.52	%(2)	2.99%		1.62%	1.50%	2.08%
Portfolio turnover rate	48	%(1)	181%		105%	140%	209%

The Fund commenced operations on December 17, 1998.

(1)	Not annualized.
(2)	Annualized.

See notes to financial statements.

Semi-Annual Report   151

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

			Payden California Municipal Social Impact Fund — Adviser Class
			2024
Net asset value — beginning of period			$9.84

Income (loss) from investment activities:
Net investment income			0.15
Net realized and unrealized loss			(0.08)

Total from investment activities			0.07

Distributions to shareholders:
From net investment income			(0.16)

Total distributions to shareholders			(0.16)

Net asset value — end of period			$9.75

Total return			0.77	%(1)

Ratios/supplemental data:
Net assets, end of period (000s)			$—	(2)
Ratio of gross expense to average net assets			0.93	%(3)
Ratio of net expense to average net assets			0.70	%(3)
Ratio of investment income less gross expenses to average net assets			3.78	%(3)
Ratio of net investment income to average net assets			3.78	%(3)
Portfolio turnover rate			48	%(1)

The Class commenced operations on November 30, 2023.

(1) Not annualized.
(2) Amount is less than $500.
(3) Annualized.
	Payden Global Low Duration Fund
	2024		2023		2022	2021	2020
Net asset value — beginning of period	$9.44		$9.42		$10.10	$10.10	$10.04

Income (loss) from investment activities:
Net investment income	0.21		0.43		0.18	0.13	0.19
Net realized and unrealized gains (losses)	0.10		(0.06	)(1)	(0.64)	(0.01)	0.07

Total from investment activities	0.31		0.37		(0.46)	0.12	0.26

Distributions to shareholders:
From net investment income	(0.21)		(0.35)		(0.17)	(0.12)	(0.20)
From net realized gains	—		—		(0.05)	—	—
Return of capital	—		(0.00	)(2)	—	—	(0.00	)(2)

Total distributions to shareholders	(0.21)		(0.35)		(0.22)	(0.12)	(0.20)

Net asset value — end of period	$9.54		$9.44		$9.42	$10.10	$10.10

Total return	3.26	%(3)	3.99%		(4.55)%	1.16%	2.63%

Ratios/supplemental data:
Net assets, end of period (000s)	$45,162		$45,150		$74,440	$86,225	$96,311
Ratio of gross expense to average net assets	0.92	%(4)	0.79%		0.82%	0.76%	0.72%
Ratio of net expense to average net assets	0.53	%(4)	0.53%		0.53%	0.53%	0.53%
Ratio of investment income less gross expenses to average net assets	3.91	%(4)	3.29%		1.44%	0.91%	1.76%
Ratio of net investment income to average net assets	4.30	%(4)	3.55%		1.74%	1.13%	1.95%
Portfolio turnover rate	39	%(3)	94%		128%	169%	197%

The Fund commenced operations on September 18, 1996.

(1)

The amount presented is inconsistent with the fund’s aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.

(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

152  Payden Mutual Funds

	Payden Global Fixed Income Fund — Investor Class
	2024		2023	2022	2021		2020
Net asset value — beginning of period	$7.13		$7.65	$9.17	$9.33		$9.24

Income (loss) from investment activities:
Net investment income (loss)	(0.08)		(0.86)	(0.13)	0.19		0.23
Net realized and unrealized gains (losses)	0.47		0.99	(1.08)	(0.04)		0.12

Total from investment activities	0.39		0.13	(1.21)	0.15		0.35

Distributions to shareholders:
From net investment income	(0.11)		(0.49)	(0.25)	(0.23)		(0.26)
From net realized gains	—		—	(0.06)	(0.08)		—
Return of capital	—		(0.16)	—	—		—

Total distributions to shareholders	(0.11)		(0.65)	(0.31)	(0.31)		(0.26)

Net asset value — end of period	$7.41		$7.13	$7.65	$9.17		$9.33

Total return	5.41	%(1)	1.68%	(13.49)%	0.59%		3.87%

Ratios/supplemental data:
Net assets, end of period (000s)	$41,604		$43,519	$92,024	$178,480		$180,074
Ratio of gross expense to average net assets	0.69	%(2)	0.68%	0.70%	0.71%		0.78%
Ratio of net expense to average net assets	0.69	%(2)	0.68%	0.70%	0.70%		0.70%
Ratio of investment income less gross expenses to average net assets	3.08	%(2)	2.92%	1.60%	1.19%		1.43%
Ratio of net investment income to average net assets	3.08	%(2)	2.83%	1.54%	1.20%		1.51%
Portfolio turnover rate	24	%(1)	42%	55%	60%		88%

The Fund commenced operations on September 1, 1992.

	Payden Global Fixed Income Fund — SI Class
	2024		2023	2022	2021
Net asset value — beginning of period	$7.12		$7.64	$9.16	$9.23

Income (loss) from investment activities:
Net investment income	0.07		0.18	0.16	0.04
Net realized and unrealized gains (losses)	0.31		(0.03)	(1.36)	(0.06)

Total from investment activities	0.38		0.15	(1.20)	(0.02)

Distributions to shareholders:
From net investment income	(0.11)		(0.50)	(0.26)	(0.05)
From net realized gains	—		—	(0.06)	—
Return of capital	—		(0.17)	—	—

Total distributions to shareholders	(0.11)		(0.67)	(0.32)	(0.05)

Net asset value — end of period	$7.39		$7.12	$7.64	$9.16

Total return	5.50	%(1)	1.71%	(13.37)%	(0.39	)%(1)

Ratios/supplemental data:
Net assets, end of period (000s)	$119,043		$122,200	$144,999	$125,513
Ratio of gross expense to average net assets	0.69	%(2)	0.59%	0.63%	0.79	%(2)
Ratio of net expense to average net assets	0.55	%(2)	0.55%	0.55%	0.55	%(2)
Ratio of investment income less gross expenses to average net assets	3.08	%(2)	2.98%	1.67%	1.11	%(2)
Ratio of net investment income to average net assets	3.23	%(2)	3.02%	1.75%	1.35	%(2)
Portfolio turnover rate	24	%(1)	42%	55%	60	%(1)

The Class commenced operations on June 30, 2021.

(1)	Not annualized.
(2)	Annualized.

See notes to financial statements.

Semi-Annual Report   153

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden Emerging Markets Bond Fund — Investor Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.46		$9.17	$13.12	$12.99	$13.58

Income (loss) from investment activities:
Net investment income	0.34	(1)	0.63 (1)	0.64 (1)	0.70 (1)	0.68 (1)
Net realized and unrealized gains (losses)	0.75		0.44	(3.94)	0.14	(0.62)

Total from investment activities	1.09		1.07	(3.30)	0.84	0.06

Distributions to shareholders:
From net investment income	(0.33)		(0.64)	(0.65)	(0.71)	(0.65)
Return of capital	—		(0.14)	—	—	—

Total distributions to shareholders	(0.33)		(0.78)	(0.65)	(0.71)	(0.65)

Net asset value — end of period	$10.22		$9.46	$9.17	$13.12	$12.99

Total return	11.82	%(2)	11.16%	(25.82)%	6.48%	0.58%

Ratios/supplemental data:
Net assets, end of period (000s)	$276,649		$268,578	$321,800	$279,531	$282,521
Ratio of gross expense to average net assets	0.76	%(3)	0.72%	0.73%	0.71%	0.73%
Ratio of net expense to average net assets	0.76	%(3)	0.72%	0.73%	0.71%	0.73%
Ratio of investment income less gross expenses to average net assets	6.73	%(3)	6.43%	5.88%	5.22%	5.16%
Ratio of net investment income to average net assets	6.73	%(3)	6.43%	5.88%	5.22%	5.16%
Portfolio turnover rate	27	%(2)	73%	52%	63%	79%

The Fund commenced operations on December 17, 1998.

	Payden Emerging Markets Bond Fund — SI Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.44		$9.16	$13.10	$12.97	$13.56

Income (loss) from investment activities:
Net investment income	0.34	(1)	0.64 (1)	0.65 (1)	0.71 (1)	0.67 (1)
Net realized and unrealized gains (losses)	0.76		0.43	(3.93)	0.13	(0.60)

Total from investment activities	1.10		1.07	(3.28)	0.84	0.07

Distributions to shareholders:
From net investment income	(0.34)		(0.65)	(0.66)	(0.71)	(0.66)
Return of capital	—		(0.14)	—	—	—

Total distributions to shareholders	(0.34)		(0.79)	(0.66)	(0.71)	(0.66)

Net asset value — end of period	$10.20		$9.44	$9.16	$13.10	$12.97

Total return	11.78	%(2)	11.21%	(25.76)%	6.51%	0.64%

Ratios/supplemental data:
Net assets, end of period (000s)	$521,683		$395,460	$420,935	$541,893	$660,615
Ratio of gross expense to average net assets	0.76	%(3)	0.72%	0.73%	0.71%	0.74%
Ratio of net expense to average net assets	0.69	%(3)	0.69%	0.69%	0.69%	0.69%
Ratio of investment income less gross expenses to average net assets	6.71	%(3)	6.44%	5.86%	5.21%	5.06%
Ratio of net investment income to average net assets	6.78	%(3)	6.47%	5.90%	5.23%	5.11%
Portfolio turnover rate	27	%(2)	73%	52%	63%	79%

The Class commenced operations on April 9, 2012.

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

154  Payden Mutual Funds

	Payden Emerging Markets Bond Fund — Adviser Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.47		$9.18	$13.13	$13.00	$13.59

Income (loss) from investment activities:
Net investment income	0.33	(1)	0.61 (1)	0.63 (1)	0.67 (1)	0.64 (1)
Net realized and unrealized gains (losses)	0.75		0.44	(3.96)	0.14	(0.61)

Total from investment activities	1.08		1.05	(3.33)	0.81	0.03

Distributions to shareholders:
From net investment income	(0.32)		(0.63)	(0.62)	(0.68)	(0.62)
Return of capital	—		(0.13)	—	—	—

Total distributions to shareholders	(0.32)		(0.76)	(0.62)	(0.68)	(0.62)

Net asset value — end of period	$10.23		$9.47	$9.18	$13.13	$13.00

Total return	11.56	%(2)	10.99%	(26.02)%	6.21%	0.33%

Ratios/supplemental data:
Net assets, end of period (000s)	$24,791		$20,694	$22,319	$64,314	$52,306
Ratio of gross expense to average net assets	1.01	%(3)	0.97%	0.98%	0.96%	0.98%
Ratio of net expense to average net assets	1.01	%(3)	0.97%	0.98%	0.96%	0.98%
Ratio of investment income less gross expenses to average net assets	6.47	%(3)	6.17%	5.57%	4.98%	4.86%
Ratio of net investment income to average net assets	6.47	%(3)	6.17%	5.57%	4.98%	4.86%
Portfolio turnover rate	27	%(2)	73%	52%	63%	79%

The Class commenced operations on November 2, 2009.
(1) Based on average shares outstanding.
(2) Not annualized.
(3) Annualized.

	Payden Emerging Markets Local Bond Fund — Investor Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$4.62		$4.34	$5.72	$5.84	$6.50

Income (loss) from investment activities:
Net investment income	0.15	(1)	0.30 (1)	0.28 (1)	0.28 (1)	0.58
Net realized and unrealized gains (losses)	0.05		0.25	(1.38)	(0.10)	(0.93)

Total from investment activities	0.20		0.55	(1.10)	0.18	(0.35)

Distributions to shareholders:
From net investment income	(0.15)		(0.11)	(0.03)	—	—
Return of capital	—		(0.16)	(0.25)	(0.30)	(0.31)

Total distributions to shareholders	(0.15)		(0.27)	(0.28)	(0.30)	(0.31)

Net asset value — end of period	$4.67		$4.62	$4.34	$5.72	$5.84

Total return	4.19	%(2)	12.11%	(19.76)%	2.92%	(5.41)%

Ratios/supplemental data:
Net assets, end of period (000s)	$10,079		$6,646	$4,200	$43,551	$128,212
Ratio of gross expense to average net assets	1.04	%(3)	1.30%	1.12%	1.05%	0.93%
Ratio of net expense to average net assets	0.99	%(3)	0.99%	0.99%	0.99%	0.93%
Ratio of investment income less gross expenses to average net assets	6.20	%(3)	5.90%	5.19%	4.55%	5.08%
Ratio of net investment income to average net assets	6.25	%(3)	6.21%	5.32%	4.61%	5.08%
Portfolio turnover rate	32	%(2)	72%	65%	39%	54%

The Fund commenced operations on November 2, 2011.

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Semi-Annual Report   155

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden Emerging Markets Local Bond Fund — SI Class
	2024		2023	2022
Net asset value — beginning of period	$4.53		$4.26	$5.30

Income (loss) from investment activities:
Net investment income	0.15	(1)	0.31 (1)	0.18
Net realized and unrealized gains (losses)	0.06		0.24	(1.02)

Total from investment activities	0.21		0.55	(0.84)

Distributions to shareholders:
From net investment income	(0.15)		(0.11)	(0.02)
Return of capital	—		(0.17)	(0.18)

Total distributions to shareholders	(0.15)		(0.28)	(0.20)

Net asset value — end of period	$4.59		$4.53	$4.26

Total return	4.41	%(2)	12.63%	(16.12	)%(2)

Ratios/supplemental data:
Net assets, end of period (000s)	$62,482		$64,103	$26,701
Ratio of gross expense to average net assets	1.04	%(3)	1.26%	1.31	%(3)
Ratio of net expense to average net assets	0.75	%(3)	0.75%	0.75	%(3)
Ratio of investment income less gross expenses to average net assets	6.20	%(3)	6.04%	5.54	%(3)
Ratio of net investment income to average net assets	6.49	%(3)	6.55%	6.10	%(3)
Portfolio turnover rate	32	%(2)	72%	65	%(2)
The Class commenced operations on February 28, 2022. (1) Based on average shares outstanding. (2) Not annualized. (3) Annualized.

	Payden Emerging Markets Corporate Bond Fund — Investor Class
	2024		2023	2022		2021	2020
Net asset value — beginning of period	$8.15		$7.90	$10.18		$9.99	$9.99

Income (loss) from investment activities:
Net investment income	0.26	(1)	0.47 (1)	0.41	(1)	0.43 (1)	0.42 (1)
Net realized and unrealized gains (losses)	0.37		0.26	(2.18)		0.19	0.00 (2)

Total from investment activities	0.63		0.73	(1.77)		0.62	0.42

Distributions to shareholders:
From net investment income	(0.25)		(0.44)	(0.41)		(0.43)	(0.40)
From net realized gains	—		—	(0.10)		—	—
Return of capital	—		(0.04)	—		—	(0.02)

Total distributions to shareholders	(0.25)		(0.48)	(0.51)		(0.43)	(0.42)

Net asset value — end of period	$8.54		$8.15	$7.90		$10.18	$9.99

Total return	7.94	%(3)	9.17%	(17.91)%		6.08%	4.53%

Ratios/supplemental data:
Net assets, end of period (000s)	$26,578		$24,856	$18,845		$5,208	$3,845
Ratio of gross expense to average net assets	1.19	%(4)	1.26%	1.32%		1.28%	1.38%
Ratio of net expense to average net assets	0.95	%(4)	0.95%	0.95%		0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	5.83	%(4)	5.29%	4.39%		3.80%	3.89%
Ratio of net investment income to average net assets	6.08	%(4)	5.60%	4.77%		4.13%	4.31%
Portfolio turnover rate	75	%(3)	104%	95%		84%	105%

The Fund commenced operations on November 11, 2013.

(1)	Based on average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Not annualized.
(4)	Annualized.

See notes to financial statements.

156  Payden Mutual Funds

	Payden Emerging Markets Corporate Bond Fund — SI Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$8.17		$7.91	$10.20	$10.01	$10.01

Income (loss) from investment activities:
Net investment income	0.26	(1)	0.48 (1)	0.42 (1)	0.44 (1)	0.43	(1)
Net realized and unrealized gains (losses)	0.39		0.26	(2.19)	0.19	(0.00	)(2)

Total from investment activities	0.65		0.74	(1.77)	0.63	0.43

Distributions to shareholders:
From net investment income	(0.26)		(0.44)	(0.42)	(0.44)	(0.41)
From net realized gains	—		—	(0.10)	—	—
Return of capital	—		(0.04)	—	—	(0.02)

Total distributions to shareholders	(0.26)		(0.48)	(0.52)	(0.44)	(0.43)

Net asset value — end of period	$8.56		$8.17	$7.91	$10.20	$10.01

Total return	7.98	%(3)	9.40%	(17.93)%	6.28%	4.52%

Ratios/supplemental data:
Net assets, end of period (000s)	$52,532		$43,447	$27,674	$48,205	$39,344
Ratio of gross expense to average net assets	1.19	%(4)	1.25%	1.33%	1.28%	1.38%
Ratio of net expense to average net assets	0.85	%(4)	0.85%	0.85%	0.85%	0.85%
Ratio of investment income less gross expenses to average net assets	5.84	%(4)	5.29%	4.15%	3.82%	3.89%
Ratio of net investment income to average net assets	6.18	%(4)	5.70%	4.63%	4.25%	4.41%
Portfolio turnover rate	75	%(3)	104%	95%	84%	105%

The Fund commenced operations on November 11, 2013. (1) Based on average shares outstanding. (2) Amount is less than $0.005. (3) Not annualized. (4) Annualized.

	Payden Equity Income Fund — Investor Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$14.85		$16.92	$21.25	$15.97	$18.15

Income (loss) from investment activities:
Net investment income	0.13		0.28	0.33	0.38	0.36
Net realized and unrealized gains (losses)	2.59		(1.36)	(0.93)	5.24	(1.66)

Total from investment activities	2.72		(1.08)	(0.60)	5.62	(1.30)

Distributions to shareholders:
From net investment income	(0.15)		(0.28)	(0.52)	(0.34)	(0.33)
From net realized gains	(0.22)		(0.71)	(3.21)	—	(0.52)
Return of capital	—		—	—	—	(0.03)

Total distributions to shareholders	(0.37)		(0.99)	(3.73)	(0.34)	(0.88)

Net asset value — end of period	$17.20		$14.85	$16.92	$21.25	$15.97

Total return	18.41	%(1)	(6.75)%	(3.64)%	35.41%	(7.49)%

Ratios/supplemental data:
Net assets, end of period (000s)	$326,617		$318,111	$472,728	$536,613	$483,678
Ratio of gross expense to average net assets	0.73	%(2)	0.73%	0.74%	0.72%	0.74%
Ratio of net expense to average net assets	0.73	%(2)	0.73%	0.74%	0.72%	0.74%
Ratio of investment income less gross expenses to average net assets	1.51	%(2)	1.81%	1.97%	1.87%	2.17%
Ratio of net investment income to average net assets	1.51	%(2)	1.81%	1.97%	1.87%	2.17%
Portfolio turnover rate	48	%(1)	111%	96%	95%	63%

The Fund commenced operations on November 1, 1996.

(1)	Not annualized.
(2)	Annualized.

See notes to financial statements.

Semi-Annual Report   157

Financial Highlights continued

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Payden Equity Income Fund — SI Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$14.88		$16.94	$21.27	$15.98	$18.16

Income (loss) from investment activities:
Net investment income	0.12		0.30	0.36	0.38	0.36
Net realized and unrealized gains (losses)	2.59		(1.35)	(0.95)	5.26	(1.64)

Total from investment activities	2.71		(1.05)	(0.59)	5.64	(1.28)

Distributions to shareholders:
From net investment income	(0.15)		(0.30)	(0.53)	(0.35)	(0.35)
From net realized gains	(0.22)		(0.71)	(3.21)	—	(0.52)
Return of capital	—		—	—	—	(0.03)

Total distributions to shareholders	(0.37)		(1.01)	(3.74)	(0.35)	(0.90)

Net asset value — end of period	$17.22		$14.88	$16.94	$21.27	$15.98

Total return	18.34	%(1)	(6.59)%	(3.59)%	35.51%	(7.40)%

Ratios/supplemental data:
Net assets, end of period (000s)	$897,682		$809,987	$945,034	$1,233,890	$916,286
Ratio of gross expense to average net assets	0.73	%(2)	0.73%	0.74%	0.72%	0.74%
Ratio of net expense to average net assets	0.65	%(2)	0.65%	0.65%	0.65%	0.65%
Ratio of investment income less gross expenses to average net assets	1.50	%(2)	1.78%	1.99%	1.87%	2.16%
Ratio of net investment income to average net assets	1.58	%(2)	1.86%	2.07%	1.94%	2.24%
Portfolio turnover rate	48	%(1)	111%	96%	95%	63%

The Class commenced operations on August 1, 2014.

	Payden Equity Income Fund — Adviser Class
	2024		2023	2022	2021	2020
Net asset value — beginning of period	$14.82		$16.89	$21.23	$15.96	$18.13

Income (loss) from investment activities:
Net investment income	0.09		0.23	0.28	0.31	0.32
Net realized and unrealized gains (losses)	2.59		(1.34)	(0.93)	5.26	(1.65)

Total from investment activities	2.68		(1.11)	(0.65)	5.57	(1.33)

Distributions to shareholders:
From net investment income	(0.13)		(0.25)	(0.48)	(0.30)	(0.29)
From net realized gains	(0.22)		(0.71)	(3.21)	—	(0.52)
Return of capital	—		—	—	—	(0.03)

Total distributions to shareholders	(0.35)		(0.96)	(3.69)	(0.30)	(0.84)

Net asset value — end of period	$17.15		$14.82	$16.89	$21.23	$15.96

Total return	18.20	%(1)	(6.97)%	(3.91)%	35.08%	(7.66)%

Ratios/supplemental data:
Net assets, end of period (000s)	$15,690		$14,486	$19,362	$19,877	$13,486
Ratio of gross expense to average net assets	0.98	%(2)	0.98%	0.99%	0.97%	0.99%
Ratio of net expense to average net assets	0.98	%(2)	0.98%	0.99%	0.97%	0.99%
Ratio of investment income less gross expenses to average net assets	1.25	%(2)	1.55%	1.72%	1.62%	1.91%
Ratio of net investment income to average net assets	1.25	%(2)	1.55%	1.72%	1.62%	1.91%
Portfolio turnover rate	48	%(1)	111%	96%	95%	63%

The Class commenced operations on December 1, 2011.

(1)	Not annualized.
(2)	Annualized.

See notes to financial statements.

158  Payden Mutual Funds

Fund Expenses (unaudited)

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2024. It uses each Fund’s actual return and expense ratio for the period (182/366 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

	Value November 1, 2023	Value April 30, 2024	6-Month Return	Expense Ratio	Expenses Paid
Cash Reserves Money Market	$1,000.00	$1,025.80	2.58%	0.25%	$1.26
Limited Maturity, Investor Class	1,000.00	1,032.70	3.27%	0.27%	1.34
Limited Maturity, SI Class	1,000.00	1,032.90	3.29%	0.22%	1.10
Limited Maturity, Adviser Class*	1,000.00	1,020.70	2.07%	0.53%	2.30	**
Low Duration, Investor Class	1,000.00	1,031.20	3.12%	0.43%	2.17
Low Duration, SI Class	1,000.00	1,031.40	3.14%	0.38%	1.92
Low Duration, Adviser Class*	1,000.00	1,018.10	1.81%	0.68%	2.86	**
U.S. Government	1,000.00	1,027.60	2.76%	0.43%	2.17
GNMA	1,000.00	1,053.40	5.34%	0.45%	2.30
Core Bond, Investor Class	1,000.00	1,058.70	5.87%	0.51%	2.61
Core Bond, SI Class	1,000.00	1,059.20	5.92%	0.42%	2.15
Core Bond, Adviser Class	1,000.00	1,057.20	5.72%	0.78%	3.99
Corporate Bond, Investor Class	1,000.00	1,080.60	8.06%	0.65%	3.36
Corporate Bond, SI Class	1,000.00	1,081.20	8.12%	0.55%	2.85
Corporate Bond, Adviser Class*	1,000.00	1,019.60	1.96%	0.90%	3.79	**
Strategic Income, Investor Class	1,000.00	1,051.10	5.11%	0.65%	3.31
Strategic Income, SI Class	1,000.00	1,051.60	5.16%	0.55%	2.81
Strategic Income, Adviser Class*	1,000.00	1,022.00	2.20%	0.90%	3.82	**
Absolute Return Bond, Investor Class	1,000.00	1,048.10	4.81%	0.70%	3.56
Absolute Return Bond, SI Class	1,000.00	1,050.30	5.03%	0.47%	2.40
Absolute Return Bond, Adviser Class*	1,000.00	1,034.20	3.42%	0.95%	4.06	**
Floating Rate, Investor Class	1,000.00	1,062.50	6.25%	0.70%	3.59
Floating Rate, SI Class	1,000.00	1,062.00	6.20%	0.60%	3.08
Floating Rate, Adviser Class*	1,000.00	1,044.50	4.45%	0.95%	4.06	**
High Income, Investor Class	1,000.00	1,096.30	9.63%	0.65%	3.39
High Income, SI Class	1,000.00	1,097.00	9.70%	0.55%	2.87
High Income, Adviser Class*	1,000.00	1,050.00	5.00%	0.90%	3.87	**
California Municipal Social Impact, Investor Class	1,000.00	1,055.20	5.52%	0.45%	2.30
California Municipal Social Impact, Adviser Class*	1,000.00	1,007.70	0.77%	0.70%	2.92	**
Global Low Duration	1,000.00	1,032.60	3.26%	0.53%	2.68
Global Fixed Income, Investor Class	1,000.00	1,054.10	5.41%	0.69%	3.52
Global Fixed Income, SI Class	1,000.00	1,055.00	5.50%	0.55%	2.81
Emerging Markets Bond, Investor Class	1,000.00	1,118.20	11.82%	0.76%	4.02
Emerging Markets Bond, SI Class	1,000.00	1,117.80	11.78%	0.69%	3.63
Emerging Markets Bond, Adviser Class	1,000.00	1,115.60	11.56%	1.01%	5.34
Emerging Markets Local Bond, Investor Class	1,000.00	1,041.90	4.19%	0.99%	5.03
Emerging Markets Local Bond, SI Class	1,000.00	1,044.10	4.41%	0.75%	3.81
Emerging Markets Corporate Bond, Investor Class	1,000.00	1,079.40	7.94%	0.95%	4.91
Emerging Markets Corporate Bond, SI Class	1,000.00	1,079.80	7.98%	0.85%	4.40
Equity Income, Investor Class	1,000.00	1,184.10	18.41%	0.73%	3.98
Equity Income, SI Class	1,000.00	1,183.40	18.34%	0.65%	3.53
Equity Income, Adviser Class	1,000.00	1,182.00	18.20%	0.98%	5.33

*	Inception date of November 30, 2023.

Semi-Annual Report   159

Fund Expenses (unaudited) continued

**

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 153 days of expenses, then divided by 366 (to reflect the period shown between November 30, 2023 and April 30, 2024).

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and each Fund’s actual expense ratio (182/366 days) for the six-month period ended April 30, 2024 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value November 1, 2023	Value April 30, 2024	6-Month Return	Expense Ratio	Expenses Paid
Cash Reserves Money Market	$1,000.00	$1,023.62	2.36%	0.25%	$1.26
Limited Maturity, Investor Class	1,000.00	1,023.54	2.35%	0.27%	1.34
Limited Maturity, SI Class	1,000.00	1,023.78	2.38%	0.22%	1.10
Limited Maturity, Adviser Class*	1,000.00	1,018.61	1.86%	0.53%	2.29	**
Low Duration, Investor Class	1,000.00	1,022.73	2.27%	0.43%	2.16
Low Duration, SI Class	1,000.00	1,022.97	2.30%	0.38%	1.91
Low Duration, Adviser Class*	1,000.00	1,018.07	1.81%	0.68%	2.86	**
U.S. Government	1,000.00	1,022.73	2.27%	0.43%	2.16
GNMA	1,000.00	1,022.63	2.26%	0.45%	2.26
Core Bond, Investor Class	1,000.00	1,022.33	2.23%	0.51%	2.56
Core Bond, SI Class	1,000.00	1,022.77	2.28%	0.42%	2.11
Core Bond, Adviser Class	1,000.00	1,020.98	2.10%	0.78%	3.92
Corporate Bond, Investor Class	1,000.00	1,021.63	2.16%	0.65%	3.27
Corporate Bond, SI Class	1,000.00	1,022.13	2.21%	0.55%	2.77
Corporate Bond, Adviser Class*	1,000.00	1,017.15	1.71%	0.90%	3.79	**
Strategic Income, Investor Class	1,000.00	1,021.63	2.16%	0.65%	3.27
Strategic Income, SI Class	1,000.00	1,022.13	2.21%	0.55%	2.77
Strategic Income, Adviser Class*	1,000.00	1,017.12	1.71%	0.90%	3.81	**
Absolute Return Bond, Investor Class	1,000.00	1,021.38	2.14%	0.70%	3.52
Absolute Return Bond, SI Class	1,000.00	1,022.53	2.25%	0.47%	2.36
Absolute Return Bond, Adviser Class*	1,000.00	1,016.91	1.69%	0.95%	4.02	**
Floating Rate, Investor Class	1,000.00	1,021.38	2.14%	0.70%	3.52
Floating Rate, SI Class	1,000.00	1,021.88	2.19%	0.60%	3.02
Floating Rate, Adviser Class*	1,000.00	1,016.93	1.69%	0.95%	4.00	**
High Income, Investor Class	1,000.00	1,021.63	2.16%	0.65%	3.27
High Income, SI Class	1,000.00	1,022.13	2.21%	0.55%	2.77
High Income, Adviser Class*	1,000.00	1,017.13	1.71%	0.90%	3.81	**
California Municipal Social Impact, Investor Class	1,000.00	1,022.63	2.26%	0.45%	2.26
California Municipal Social Impact, Adviser Class*	1,000.00	1,017.86	1.79%	0.70%	2.94	**
Global Low Duration	1,000.00	1,022.23	2.22%	0.53%	2.66
Global Fixed Income, Investor Class	1,000.00	1,021.44	2.14%	0.69%	3.46
Global Fixed Income, SI Class	1,000.00	1,022.13	2.21%	0.55%	2.77
Emerging Markets Bond, Investor Class	1,000.00	1,021.07	2.11%	0.76%	3.84
Emerging Markets Bond, SI Class	1,000.00	1,021.43	2.14%	0.69%	3.47
Emerging Markets Bond, Adviser Class	1,000.00	1,019.82	1.98%	1.01%	5.10
Emerging Markets Local Bond, Investor Class	1,000.00	1,019.94	1.99%	0.99%	4.97
Emerging Markets Local Bond, SI Class	1,000.00	1,021.13	2.11%	0.75%	3.77
Emerging Markets Corporate Bond, Investor Class	1,000.00	1,020.14	2.01%	0.95%	4.77
Emerging Markets Corporate Bond, SI Class	1,000.00	1,020.64	2.06%	0.85%	4.27
Equity Income, Investor Class	1,000.00	1,021.22	2.12%	0.73%	3.68
Equity Income, SI Class	1,000.00	1,021.63	2.16%	0.65%	3.27
Equity Income, Adviser Class	1,000.00	1,019.97	2.00%	0.98%	4.94

*	Inception date of November 30, 2023.
**

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 153 days of expenses, then divided by 366 (to reflect the period shown between November 30, 2023 and April 30, 2024).

160  Payden Mutual Funds

Trustees and Officers

Name & Address	Age	Position with Fund	Year Elected	Number of Portfolios	Principal Occupations(s)	Other Directorships Held
333 S. Grand Avenue Los Angeles, CA 90071
Trustees (1)
Stephanie Bell-Rose	66	Independent Trustee	2020	19	Retired, Senior Managing Director, TIAA
Nancy Benacci	69	Independent Trustee	2023	19	Retired, Managing Director, KeyBanc Capital Markets; Director, Cincinnati Financial Corporation	Director, Regis Corporation
Robert Gumm	61	Independent Trustee	2023	19	Retired Partner, PricewaterhouseCoopers LLP
W. D. Hilton, Jr.	77	Chairman, Independent Trustee	1993	19	Trustee/Administrator, Asbestos Bankruptcy Trusts; General Partner, Mendenhall Partners Ltd.; Private Investor
Thomas V.	79	Independent Trustee	1993	19	Vice Chair, Automobile
McKernan, Jr.					Club of Southern California; Director, Forest Lawn Memorial Parks; Director, First American Financial
Andrew J. Policano	74	Independent Trustee	2008	19	Former Dean, The Paul Merage School of Business, University of California, Irvine
Dennis C. Poulsen	81	Independent Trustee	1992	19	Chairman, Clean Energy Enterprises; Private Investor
Jordan H. Lopez	42	Interested Trustee	2020	19	Director, Payden & Rygel
Asha B. Joshi	66	Interested Trustee	2021	19	Managing Director, Payden & Rygel
Officers (2)
Mary Beth Syal		Chief Operating Officer	2021		Managing Director, Payden & Rygel
Brian W. Matthews		Vice President and CFO	2003		Managing Director and CFO, Payden & Rygel
Bradley F. Hersh		Vice President and Treasurer	1998		Managing Director and Treasurer, Payden & Rygel
Sandi Brents		Vice President and CCO	2016		Senior Vice President and Senior Compliance Officer, Payden & Rygel
Alejandra Murphy		Vice President	2021		Director, Payden & Rygel
Reza Pishva		Secretary	2022		Director and General Counsel, Payden & Rygel

Additional information about the Trustees is included in the SAI and is available without charge, upon request at payden.com or 1800 5 PAYDEN.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.
(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Semi-Annual Report   161

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IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

You may elect to receive shareholder reports in paper free of charge. Contact your financial intermediary or, if you invest directly with the Funds, call 1 800 572-9336, to request paper copies.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC-0330.

The Funds file their schedule of portfolio holdings with the SEC monthly on Form N-MFP. These reports are available on the SEC’s website at www.sec.gov.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at www.sec.gov. You may also call 1 800 572-9336 to request a free copy of the proxy voting guidelines.

U.S. BOND FUNDS Payden Cash Reserves Money Market Fund (PBHXX) Payden Limited Maturity Fund - SI Class (PYLSX) Payden Limited Maturity Fund - Investor Class (PYLMX) Payden Limited Maturity Fund - Adviser Class (PYLBX) Payden Low Duration Fund - SI Class (PYLDX) Payden Low Duration Fund - Investor Class (PYSBX) Payden Low Duration Fund - Adviser Class (PYLWX) Payden U.S. Government Fund (PYUSX) Payden GNMA Fund (PYGNX) Payden Core Bond Fund - SI Class (PYCSX) Payden Core Bond Fund - Investor Class (PYCBX) Payden Core Bond Fund - Adviser Class (PYCWX) Payden Corporate Bond Fund - SI Class (PYCTX) Payden Corporate Bond Fund - Investor Class (PYACX) Payden Corporate Bond Fund - Adviser Class (PYAYX) Payden Strategic Income Fund - SI Class (PYSIX) Payden Strategic Income Fund - Investor Class (PYSGX) Payden Strategic Income Fund - Adviser Class (PYSLX) Payden Absolute Return Bond Fund - SI Class (PYAIX) Payden Absolute Return Bond Fund - Investor Class (PYARX) Payden Absolute Return Bond Fund - Adviser Class (PYABX) Payden Floating Rate Fund - SI Class (PYFIX) Payden Floating Rate Fund - Investor Class (PYFRX) Payden Floating Rate Fund - Adviser Class (PYBLX) Payden High Income Fund - SI Class (PYCHX) Payden High Income Fund - Investor Class (PYHRX) Payden High Income Fund - Adviser Class (PYRLX) TAX EXEMPT BOND FUND Payden California Municipal Social Impact Fund - Investor Class (PYCRX) Payden California Municipal Social Impact Fund - Adviser Class (PYCLX) GLOBAL BOND FUNDS Payden Global Low Duration Fund (PYGSX) Payden Global Fixed Income Fund - SI Class (PYGIX) Payden Global Fixed Income Fund - Investor Class (PYGFX) Payden Emerging Markets Bond Fund - SI Class (PYEIX) Payden Emerging Markets Bond Fund - Investor Class (PYEMX) Payden Emerging Markets Bond Fund - Adviser Class (PYEWX) Payden Emerging Markets Local Bond Fund - Investor Class (PYILX) Payden Emerging Markets Local Bond Fund - Investor Class (PYELX) Payden Emerging Markets Corporate Bond Fund - SI Class (PYCIX) Payden Emerging Markets Corporate Bond Fund - Investor Class (PYCEX) EQUITY FUND Payden Equity Income Fund - SI Class (PYVSX) Payden Equity Income Fund - Investor Class (PYVLX) Payden Equity Income Fund - Adviser Class (PYVAX) PAYDEN MUTUAL FUNDS 333 South Grand Avenue, Los Angeles, California 90071 800 572-9336payden.compayden@UMB.com

Payden Funds

MANAGED INCOME FUND

SEMI-ANNUAL REPORT

APRIL 2024

MANAGED INCOME FUND SEMI-ANNUAL REPORT APRIL 2024

Contents

1	Management Discussion & Analysis

2	Payden/Managed Income Fund

10	Statement of Assets & Liabilities

11	Statement of Operations

12	Statements of Changes in Net Assets

13	Notes to Financial Statements

22	Financial Highlights

24	Fund Expenses

25	Trustees & Officers

Semi-Annual Report

Management Discussion & Analysis

For the six-month period ended April 30, 2024, the Payden Managed Income Fund, SI Class (PKBIX) returned 4.94%, the Adviser Class (PKCBX) returned 4.88%, the Retirement Class (PKCRX) returned 4.74% and the Institutional Class (PKCIX) returned 4.96%. The Fund’s benchmark, the 30-year US Treasury Bond Yield from December 31st, returned 1.96%. Going into year-end 2023, the Fund maintained limited interest rate duration given the belief that market pricing of Federal Reserve Open Market Committee rate cuts had overshot relative to the trajectory of data as well as the growth and inflationary impulse that resulted from easing financial conditions. In 2024 the Fund added back to headline duration via the front-end of the yield curve as rates retraced half of the move experienced at the end of 2023 and rate cutting expectations significantly declined. In credit, the Fund increased risk early in 2024 given the view that better than expected growth and easier financial conditions would more likely benefit as opposed to harm risk assets despite stickier inflation and historically tight valuations. Specifically, the team unwound remaining shorts in high yield corporate synthetics (protection in CDX HY/ITRX) and added cash exposure to more opportunistic areas like emerging markets and credit risk transfer (CRT). Within higher quality assets, the Fund focused on yield optimization, increasing exposure to areas like higher quality residential mortgage credit and collateralized loan obligations (CLOs) while reducing exposure to investment-grade corporates where spreads declined toward post-Covid tights. The Fund employs futures, options, swaps and forward currency contracts to manage sensitivity to undesired risk exposures as well as efficient investment purposes. The use of derivatives detracted -0.66% from returns.

Semi-Annual Report 1

     Portfolio Highlights & Investments

The Fund seeks income and total return consistent with preservation of capital.

Portfolio Composition - percent of investments
Asset Backed	30%
Corporate Bond	29%
Mortgage Backed	20%
Foreign Government	8%
U.S. Treasury	8%
Other	5%

Schedule of Investments - April 30, 2024 (Unaudited)

Principal or Shares	Security Description	Value (000)

Asset Backed (30%)
250,000	AIMCO CLO 2018-BA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.83%, 4/16/37 (a)(b)	$250
400,000	Allegro CLO VII Ltd. 2018-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.162%), 7.49%, 6/13/31 (a)(b)	400
400,000	Arbor Realty Commercial Real Estate Notes Ltd. 2021-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 3.064%), 8.39%, 5/15/36 (a)(b)	376
400,000	Ares LXV CLO Ltd. 2022-65A 144A, (3 mo. Term Secured Overnight Financing Rate + 2.000%), 7.32%, 7/25/34 (a)(b)	400
250,000	Avoca CLO XXIX DAC 29A 144A, (3 mo. EURIBOR + 1.480%), 5.41%, 4/15/37 EUR (a)(b)(c)	269
400,000	Ballyrock CLO Ltd. 2019-2A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.400%), 6.72%, 2/20/36 (a)(b)	400
250,000	Blackrock European CLO IV DAC 4A 144A, (3 mo. EURIBOR + 1.300%), 5.21%, 7/15/30 EUR (a)(b)(c)	263
300,000	BRSP Ltd. 2021-FL1 144A, (1 mo. Term Secured Overnight Financing Rate + 3.564%), 8.88%, 8/19/38 (a)(b)	261
500,000	Buckhorn Park CLO Ltd. 2019-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.382%), 6.71%, 7/18/34 (a)(b)	501
203,008	Carlyle Global Market Strategies CLO Ltd. 2014-2RA 144A, (3 mo. Term Secured Overnight Financing Rate + 1.312%), 6.62%, 5/15/31 (a)(b)	203
800,000	CARS-DB4 LP 2020-1A 144A, 4.17%, 2/15/50 (a)	775
200,000	CARS-DB4 LP 2020-1A 144A, 4.52%, 2/15/50 (a)	181
300,000	CARS-DB4 LP 2020-1A 144A, 4.95%, 2/15/50 (a)	249
50	Chase Auto Owner Trust, 0.00%, 6/25/30	510
800,000	Cifc Funding Ltd. 2023-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.600%), 6.92%, 1/20/37 (a)(b)	802
608,981	CIFC Funding Ltd. 2015-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.372%), 6.70%, 1/22/31 (a)(b)	609
646,769	CIFC Funding Ltd. 2018-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.362%), 6.69%, 7/18/31 (a)(b)	648

Principal or Shares	Security Description	Value (000)
800,000	CIFC Funding Ltd. 2020-3A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.392%), 6.72%, 10/20/34 (a)(b)	$801
400,000	Cologix Canadian Issuer LP 2022-1CAN 144A, 5.68%, 1/25/52 CAD (a)(c)	266
250,000	Cumulus Static CLO DAC 2024-1A 144A, (3 mo. EURIBOR + 2.400%), 0.00%, 11/15/33 EUR (a)(b)(c)(d)	267
631,027	Dewolf Park CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.182%), 6.51%, 10/15/30 (a)(b)	631
150,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 2.36%, 4/15/49 (a)	133
500,000	Diamond Infrastructure Funding LLC 2021-1A 144A, 3.48%, 4/15/49 (a)	445
379,000	Driven Brands Funding LLC 2019-1A 144A, 4.64%, 4/20/49 (a)	366
243,750	Driven Brands Funding LLC 2021-1A 144A, 2.79%, 10/20/51 (a)	209
344,758	Dryden 52 Euro CLO DAC 2017-52X, (3 mo. EURIBOR + 0.860%), 4.76%, 5/15/34 EUR (b)(c)(e)	365
477,963	Dryden 59 Euro CLO DAC 2017-59X, (3 mo. EURIBOR + 0.750%), 4.65%, 5/15/32 EUR (b)(c)(e)	506
600,000	Dryden CLO Ltd. 2021-95A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.382%), 6.70%, 8/20/34 (a)(b)	601
600,000	Dryden CLO Ltd. 2019-68A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.432%), 6.76%, 7/15/35 (a)(b)	600
613,609	Dryden Senior Loan Fund 2015-41A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.232%), 6.56%, 4/15/31 (a)(b)	614
1,100,000	Exeter Automobile Receivables Trust 2022-1A 144A, 5.02%, 10/15/29 (a)	1,028
10	Exeter Automobile Receivables Trust 2021-2, 0.00%, 2/15/28	777
675,000	Flagship Credit Auto Trust 2022-3 144A, 6.00%, 7/17/28 (a)	663
538,047	Flatiron CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.242%), 6.55%, 5/15/30 (a)(b)	538
330,379	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 7.18%, 2/23/39 (a)(b)	328
300,000	FORT CRE Issuer LLC 2022-FL3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 7.58%, 2/23/39 (a)(b)	293

2 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
600,000	GoldenTree Loan Management U.S. CLO Ltd. 2022-16A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.670%), 6.99%, 1/20/34 (a)(b)	$603
600,000	GoldentTree Loan Management U.S. CLO Ltd. 2021-9A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.500%), 6.82%, 4/20/37 (a)(b)	600
600,000	Greystone CRE Notes Ltd. 2019-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.84%, 9/15/37 (a)(b)	587
600,000	Greystone CRE Notes Ltd. 2019-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.864%), 8.19%, 9/15/37 (a)(b)	579
300,000	Greystone CRE Notes Ltd. 2021-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 2.864%), 8.19%, 7/15/39 (a)(b)	279
550,000	JPMorgan Chase Bank N.A.-CACLN 2021-1 144A, 4.28%, 9/25/28 (a)	545
600,000	JPMorgan Chase Bank N.A.-CACLN 2021-2 144A, 4.39%, 12/26/28 (a)	591
550,000	JPMorgan Chase Bank N.A.-CACLN 2021-3 144A, 3.69%, 2/26/29 (a)	532
1	Juniper Receivables DAC, 0.00%, 8/15/29	277
10	Juniper Receivables DAC 2023-1 DAC, 0.00%, 7/15/30	370
400,000	KREF Ltd. 2022-FL3 144A, (1 mo. Term Secured Overnight Financing Rate + 1.450%), 6.77%, 2/17/39 (a)(b)	397
395,005	LCM XXIV Ltd. 24A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.242%), 6.57%, 3/20/30 (a)(b)	396
300,000	LoanCore Issuer Ltd. 2021-CRE5 144A, (1 mo. Term Secured Overnight Financing Rate + 3.864%), 9.19%, 7/15/36 (a)(b)	278
671,806	Magnetite Xxix Ltd. 2021-29A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.252%), 6.58%, 1/15/34 (a)(b)	673
300,000	Neuberger Berman Loan Advisers CLO Ltd. 2020-36A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.800%), 7.12%, 4/20/33 (a)(b)	300
498,958	Oak Street Investment Grade Net Lease Fund 2020-1A 144A, 3.39%, 11/20/50 (a)	454
700,000	OCP CLO Ltd. 2014-6A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.900%), 7.22%, 10/17/30 (a)(b)	700
550,000	OHA Credit Funding Ltd. 2024-17A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.480%), 6.79%, 4/20/37 (a)(b)	550
400,000	OneMain Financial Issuance Trust 2022-2A 144A, 4.89%, 10/14/34 (a)	397
263,313	Planet Fitness Master Issuer LLC 2019-1A 144A, 3.86%, 12/05/49 (a)	234
550,000	Rad CLO Ltd. 2020-7A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.350%), 6.67%, 4/17/36 (a)(b)	550
500,000	Regatta XXVII Funding Ltd. 2024-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.530%), 6.83%, 4/26/37 (a)(b)	500
600,000	RR Ltd. 2021-19A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.402%), 6.73%, 10/15/35 (a)(b)	601

Principal or Shares	Security Description	Value (000)
500,000	RRE Loan Management DAC 16A 144A, (3 mo. EURIBOR + 1.680%), 5.59%, 10/15/36 EUR (a)(b)(c)	$536
97,260	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 5.28%, 5/15/32 (a)	97
60,787	Santander Bank Auto Credit-Linked Notes 2022- A 144A, 7.38%, 5/15/32 (a)	61
835,000	Santander Bank Auto Credit-Linked Notes 2022- B 144A, 11.91%, 8/16/32 (a)	867
850,000	Santander Bank Auto Credit-Linked Notes 2022- C 144A, 14.59%, 12/15/32 (a)	918
2,327	Santander Drive Auto Receivables Trust 2023-S1 144A, 0.00%, 4/18/28 (a)(d)	461
506,091	Santander Drive Auto Receivables Trust 2023-S1 144A, 10.40%, 4/18/28 (a)	507
782,442	TCI-Symphony CLO Ltd. 2017-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.192%), 6.52%, 7/15/30 (a)(b)	783
400,000	TierPoint Issuer LLC 2023-1A 144A, 6.00%, 6/25/53 (a)	384
250,000	Trinitas Euro CLO V DAC 5A 144A, (3 mo. EURIBOR + 1.750%), 5.63%, 10/25/37 EUR (a)(b)(c)	267
300,000	VB-S1 Issuer LLC-VBTEL 2022-1A 144A, 5.27%, 2/15/52 (a)	264
2,727	Venture XVII CLO Ltd. 2014-17A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.142%), 6.47%, 4/15/27 (a)(b)	3
628,090	Voya CLO Ltd. 2014-1A 144A, (3 mo. Term Secured Overnight Financing Rate + 1.252%), 6.58%, 4/18/31 (a)(b)	629
325,000	Westlake Automobile Receivables Trust 2023- 4A 144A, 7.19%, 7/16/29 (a)	332
400,000	Westlake Automobile Receivables Trust 2024- 1A 144A, 6.02%, 10/15/29 (a)	398
591,000	Wingstop Funding LLC 2020-1A 144A, 2.84%, 12/05/50 (a)	531
340,375	Zaxby’s Funding LLC 2021-1A 144A, 3.24%, 7/30/51 (a)	296

Total Asset Backed (Cost - $35,727)		34,855

Bank Loans(f) (2%)
394,000	Asurion LLC Term Loan B10 1L, (1 mo. Term Secured Overnight Financing Rate + 3.000%), 9.42%, 8/19/28	384
200,000	Consolidated Energy Finance SA Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 3.500%), 9.82%, 11/15/30	194
340,000	Epic Y Grade Services LP Term Loan B 1L, (3 mo. Term Secured Overnight Financing Rate + 4.750%), 11.05%, 6/29/29	337
398,904	Evergreen AcqCo 1 LP Term Loan 1L, (3 mo. Term Secured Overnight Financing Rate + 5.750%), 9.05%, 4/26/28	401
226,837	McGraw-Hill Education Inc. Term Loan B 1L, (1 mo. Term Secured Overnight Financing Rate + 4.750%), 10.18%, 7/28/28	227
250,000	MIC Glen LLC Term Loan B2 1L, (1 mo. Term Secured Overnight Financing Rate + 3.250%), 9.68%, 7/21/28	251
375,000	Modena Buyer LLC Term Loan 1L, (1 mo. Term Secured Overnight Financing Rate + 4.500%), 4.50%, 4/18/31	367

Semi-Annual Report 3

   Portfolio Highlights & Investments continued

Principal or Shares	Security Description	Value (000)
150,000	Truist Insurance Holdings LLC Term Loan 2L, (1 mo. Term Secured Overnight Financing Rate + 5.000%), 4.75%, 3/08/32	$152

Total Bank Loans (Cost - $2,295)		2,313

Corporate Bond (29%)
375,000	Advantage Sales & Marketing Inc. 144A, 6.50%, 11/15/28 (a)	349
350,000	Aethon United BR LP/Aethon United Finance Corp. 144A, 8.25%, 2/15/26 (a)	353
225,000	Ally Financial Inc. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.868%), 4.70% (b)(g)	192
125,000	Ally Financial Inc., 8.00%, 11/01/31	135
325,000	Altice France Holding SA 144A, 10.50%, 5/15/27 (a)	116
600,000	American Express Co., (Secured Overnight Financing Rate + 1.280%), 5.28%, 7/27/29 (b)	596
200,000	American Homes 4 Rent LP, 5.50%, 2/01/34	193
175,000	ams-OSRAM AG, 10.50%, 3/30/29 EUR (c)(e)	188
200,000	Ares Capital Corp., 5.88%, 3/01/29	196
475,000	Ashtead Capital Inc. 144A, 4.25%, 11/01/29 (a)	435
250,000	Avis Budget Finance PLC, 7.00%, 2/28/29 EUR (c)(e)	264
200,000	Banco de Credito e Inversiones SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.944%), 8.75% (a)(b)(g)	205
200,000	Banco Mercantil del Norte SA 144A, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (a)(b)(g)	187
200,000	Banco Mercantil del Norte SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.643%), 5.88% (b)(e)(g)	187
350,000	Bank of America Corp., (3 mo. Term Secured Overnight Financing Rate + 1.302%), 3.42%, 12/20/28 (b)	325
175,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.630%), 5.20%, 4/25/29 (b)	172
225,000	Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.220%), 2.30%, 7/21/32 (b)	179
200,000	Bank of Nova Scotia, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.017%), 8.00%, 1/27/84 (b)	202
225,000	Barclays PLC, (U.S. Secured Overnight Financing Rate + 2.210%), 5.83%, 5/09/27 (b)	224
200,000	Bausch + Lomb Corp. 144A, 8.38%, 10/01/28 (a)	207
200,000	BBVA Bancomer SA, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.661%), 8.45%, 6/29/38 (b)(e)	207
250,000	Blackstone Private Credit Fund, 1.75%, 9/15/24	245
200,000	Blue Owl Capital Corp., 3.40%, 7/15/26	188
200,000	Boardwalk Pipelines LP, 5.63%, 8/01/34	193
475,000	Boeing Co., 2.20%, 2/04/26	443
425,000	Boeing Co., 5.04%, 5/01/27	413
200,000	Boeing Co. 144A, 6.30%, 5/01/29 (a)	201
200,000	Borr IHC Ltd./Borr Finance LLC 144A, 10.00%, 11/15/28 (a)	208
475,000	Broadcom Inc. 144A, 4.00%, 4/15/29 (a)	444
200,000	Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy 144A, 7.88%, 2/15/39 (a)	210
300,000	C&W Senior Finance Ltd., 6.88%, 9/15/27 (e)	284

Principal or Shares	Security Description	Value (000)
450,000	Cemex SAB de CV, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.534%), 5.13% (b)(e)(g)	$433
200,000	Centene Corp., 3.38%, 2/15/30	174
200,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL 144A, 5.25%, 4/27/29 (a)	187
516,000	Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29 (e)	482
500,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 4/01/31	397
225,000	CITGO Petroleum Corp. 144A, 6.38%, 6/15/26 (a)	225
250,000	Citigroup Inc., (U.S. Secured Overnight Financing Rate + 1.351%), 3.06%, 1/25/33 (b)	207
300,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (a)	283
150,000	Comstock Resources Inc. 144A, 6.75%, 3/01/29 (a)	143
200,000	CSC Holdings LLC 144A, 11.25%, 5/15/28 (a)	177
725,000	Danske Bank A/S 144A, (1 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 0.950%), 5.43%, 3/01/28 (a)(b)	719
400,000	Delta Air Lines Inc./SkyMiles IP Ltd. 144A, 4.75%, 10/20/28 (a)	387
275,000	Diamondback Energy Inc., 5.15%, 1/30/30	270
200,000	doValue SpA 144A, 3.38%, 7/31/26 EUR (a)(c)	189
66,000	Ecopetrol SA, 5.38%, 6/26/26	64
200,000	Ecopetrol SA, 8.38%, 1/19/36	195
275,000	Electricidad Firme de Mexico Holdings SA de CV, 4.90%, 11/20/26 (e)	263
70,000	Encino Acquisition Partners Holdings LLC 144A, 8.75%, 5/01/31 (a)	71
325,000	Enel Finance International NV, 3.88%, 3/09/29 EUR (c)(e)	350
175,000	Energy Transfer LP, 5.55%, 5/15/34	170
150,000	Essex Portfolio LP, 5.50%, 4/01/34	145
375,000	Fiesta Purchaser Inc. 144A, 7.88%, 3/01/31 (a)	382
200,000	Flutter Treasury Designated Activity Co. 144A, 5.00%, 4/29/29 EUR (a)(c)	217
225,000	Ford Motor Credit Co. LLC, 6.80%, 11/07/28	230
175,000	Franklin BSP Capital Corp. 144A, 7.20%, 6/15/29 (a)	172
300,000	General Mills Inc., 3.91%, 4/13/29 EUR (c)	322
200,000	General Motors Financial Co. Inc., 5.55%, 7/15/29	197
250,000	Genesis Energy LP/Genesis Energy Finance Corp., 6.25%, 5/15/26	248
350,000	Geopark Ltd. 144A, 5.50%, 1/17/27 (a)	315
450,000	Goldman Sachs Group Inc., (U.S. Secured Overnight Financing Rate + 1.410%), 3.10%, 2/24/33 (b)	375
228,000	Gran Tierra Energy Inc. 144A, 9.50%, 10/15/29 (a)	215
175,000	Graphic Packaging International LLC 144A, 3.75%, 2/01/30 (a)	153
325,000	Greenfire Resources Ltd. 144A, 12.00%, 10/01/28 (a)	345
500,000	Grupo Axo SAPI de CV, 5.75%, 6/08/26 (e)	481
300,000	Hyundai Capital America 144A, 2.10%, 9/15/28 (a)	258
175,000	Hyundai Capital America 144A, 5.70%, 6/26/30 (a)	174

4 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
234,438	India Cleantech Energy, 4.70%, 8/10/26 (e)	$219
265,000	International Petroleum Corp. 144A, 7.25%, 2/01/27 (a)(e)	259
400,000	Intesa Sanpaolo SpA, 1.35%, 2/24/31 EUR (c)(e)	357
225,000	Invitation Homes Operating Partnership LP, 5.45%, 8/15/30	220
975,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.450%), 5.30%, 7/24/29 (b)	965
500,000	JPMorgan Chase & Co., (U.S. Secured Overnight Financing Rate + 1.570%), 6.09%, 10/23/29 (b)	510
200,000	Kosmos Energy Ltd., 7.75%, 5/01/27 (e)	195
250,000	Kosmos Energy Ltd. 144A, 7.75%, 5/01/27 (a)	244
200,000	LKQ Dutch Bond BV, 4.13%, 3/13/31 EUR (c)	212
300,000	Madison IAQ LLC 144A, 5.88%, 6/30/29 (a)	279
180,000	Millicom International Cellular SA, 5.13%, 1/15/28 (e)	166
200,000	Minerva Luxembourg SA 144A, 8.88%, 9/13/33 (a)	205
225,000	Minerva Luxembourg SA, 8.88%, 9/13/33 (e)	231
275,000	Mobico Group PLC, 4.88%, 9/26/31 EUR (c)(e)	284
300,000	Moss Creek Resources Holdings Inc. 144A, 7.50%, 1/15/26 (a)	299
225,000	MPT Operating Partnership LP/MPT Finance Corp., 2.50%, 3/24/26 GBP (c)	243
325,000	MPT Operating Partnership LP/MPT Finance Corp., 0.99%, 10/15/26 EUR (c)	285
90,000	Nationstar Mortgage Holdings Inc. 144A, 6.00%, 1/15/27 (a)	88
225,000	NBM U.S. Holdings Inc., 6.63%, 8/06/29 (e)	220
250,000	Neopharmed Gentili SpA 144A, 7.13%, 4/08/30 EUR (a)(c)	268
230,000	NextEra Energy Operating Partners LP 144A, 7.25%, 1/15/29 (a)	233
200,000	Northriver Midstream Finance LP 144A, 5.63%, 2/15/26 (a)	196
750,000	Open Text Corp. 144A, 6.90%, 12/01/27 (a)	766
175,000	Patterson-UTI Energy Inc., 3.95%, 2/01/28	162
225,000	Patterson-UTI Energy Inc., 7.15%, 10/01/33	234
225,000	Permanent TSB Group Holdings PLC, (ICE 1Year Euribor Swap Fix + 3.500%), 6.63%, 4/25/28 EUR (b)(c)(e)	254
100,000	Petroleos Mexicanos, 3.63%, 11/24/25 EUR (c)(e)	102
250,000	Petroleos Mexicanos, 4.50%, 1/23/26	235
300,000	Petroleos Mexicanos, 3.75%, 4/16/26 EUR (c)(e)	301
275,000	Petroleos Mexicanos, 8.75%, 6/02/29	266
135,000	PRA Group Inc. 144A, 5.00%, 10/01/29 (a)	112
200,000	Realty Income Corp., 4.88%, 7/06/30 EUR (c)	222
150,000	Regal Rexnord Corp. 144A, 6.40%, 4/15/33 (a)	151
250,000	Renesas Electronics Corp. 144A, 2.17%, 11/25/26 (a)	228
225,000	Rentokil Initial PLC, 0.50%, 10/14/28 EUR (c)(e)	209
250,000	Sagax Euro Mtn NL BV, 0.75%, 1/26/28 EUR (c)(e)	233
450,000	SBA Tower Trust 144A, 6.60%, 1/15/28 (a)	457
400,000	Sitios Latinoamerica SAB de CV, 5.38%, 4/04/32 (e)	366
200,000	SM Energy Co., 6.75%, 9/15/26	200
350,000	Stagwell Global LLC 144A, 5.63%, 8/15/29 (a)	314
100,000	Star Parent Inc. 144A, 9.00%, 10/01/30 (a)	105
100,000	Surgery Center Holdings Inc. 144A, 7.25%, 4/15/32 (a)	100
300,000	Synchrony Bank, 5.40%, 8/22/25	296

Principal or Shares	Security Description	Value (000)
325,000	Tesco Corporate Treasury Services PLC, 4.25%, 2/27/31 EUR (c)(e)	$354
226,167	Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/40 (e)	204
300,000	Toronto-Dominion Bank, 3.63%, 12/13/29 EUR (c)(e)	318
300,000	Toronto-Dominion Bank, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 4.075%), 8.13%, 10/31/82 (b)	309
145,000	Transocean Inc. 144A, 8.25%, 5/15/29 (a)	144
155,000	Transocean Inc. 144A, 8.50%, 5/15/31 (a)	154
450,000	United Natural Foods Inc. 144A, 6.75%, 10/15/28 (a)	346
150,000	Venture Global LNG Inc. 144A, 9.88%, 2/01/32 (a)	160
175,000	Verde Purchaser LLC 144A, 10.50%, 11/30/30 (a)	185
225,000	Vistra Operations Co. LLC 144A, 6.95%, 10/15/33 (a)	235
360,000	VMware LLC, 1.80%, 8/15/28	309
250,000	Warnermedia Holdings Inc., 4.28%, 3/15/32	215
900,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.71%, 4/22/28 (b)	901
219,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.980%), 4.81%, 7/25/28 (b)	213
750,000	Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.740%), 5.57%, 7/25/29 (b)	748
200,000	Yinson Production Financial Services Pte Ltd. 144A, 9.63%, 5/03/29 (a)(e)	199

Total Corporate Bond (Cost - $34,421)		34,041

Foreign Government (9%)
375,000	Abu Dhabi Government International Bond 144A, 5.00%, 4/30/34 (a)	371
300,000	Abu Dhabi Government International Bond 144A, 5.50%, 4/30/54 (a)	291
275,000	Angolan Government International Bond, 8.00%, 11/26/29 (e)	251
25,000,000	Brazil Letras do Tesouro Nacional, 9.52%, 7/01/24 BRL (c)(d)	4,733
200,000	Brazilian Government International Bond, 6.13%, 3/15/34	192
250,000	Colombia Government International Bond, 3.88%, 4/25/27	233
475,000	Colombia Government International Bond, 3.00%, 1/30/30	382
275,000	Dominican Republic International Bond, 5.95%, 1/25/27 (e)	270
300,000	Guatemala Government Bond, 4.38%, 6/05/27 (e)	283
400,000	Hungary Government International Bond, 6.13%, 5/22/28 (e)	405
350,000	Hungary Government International Bond, 4.25%, 6/16/31 EUR (c)(e)	371
400,000	Ivory Coast Government International Bond, 6.38%, 3/03/28 (e)	389
300,000	Nigeria Government International Bond, 6.50%, 11/28/27 (e)	279
375,000	Panama Government International Bond, 3.88%, 3/17/28	338
350,000	Republic of Kenya Government International Bond 144A, 9.75%, 2/16/31 (a)	351
200,000	Republic of South Africa Government International Bond, 5.88%, 6/22/30	184

Semi-Annual Report 5

   Portfolio Highlights & Investments continued

Principal or Shares	Security Description	Value (000)
475,000	Republic of Uzbekistan International Bond, 3.90%, 10/19/31 (e)	$380
170,000	Romanian Government International Bond, 6.63%, 9/27/29 EUR (c)(e)	195

Total Foreign Government (Cost - $10,154)		9,898

Mortgage Backed (20%)
100,000	ACRE Commercial Mortgage Ltd. 2021-FL4 144A, (1 mo. Term Secured Overnight Financing Rate + 1.864%), 7.18%, 12/18/37 (a)(b)	96
600,000	BDS Ltd. 2020-FL5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.864%), 8.18%, 2/16/37 (a)(b)	583
400,000	BX Commercial Mortgage Trust 2021-VOLT 144A, (1 mo. Term Secured Overnight Financing Rate + 2.114%), 7.44%, 9/15/36 (a)(b)	394
280,000	BX Commercial Mortgage Trust 2020-VKNG 144A, (1 mo. Term Secured Overnight Financing Rate + 2.864%), 8.19%, 10/15/37 (a)(b)	275
360,475	BX Commercial Mortgage Trust 2021-VINO 144A, (1 mo. Term Secured Overnight Financing Rate + 2.067%), 7.39%, 5/15/38 (a)(b)	357
700,000	BX Trust 2018-GW 144A, (1 mo. Term Secured Overnight Financing Rate + 2.717%), 8.04%, 5/15/35 (a)(b)	694
500,000	BX Trust 2023-DELC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.690%), 8.01%, 5/15/38 (a)(b)	506
800,000	BX Trust 2024-BIO 144A, (1 mo. Term Secured Overnight Financing Rate + 1.642%), 6.96%, 2/15/41 (a)(b)	802
400,000	BXMT Ltd. 2020-FL2 144A, (1 mo. Term Secured Overnight Financing Rate + 2.064%), 7.38%, 2/15/38 (a)(b)	330
236,000	CAMB Commercial Mortgage Trust 2019-LIFE 144A, (1 mo. Term Secured Overnight Financing Rate + 1.367%), 6.69%, 12/15/37 (a)(b)	236
393,196	Cold Storage Trust 2020-ICE5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.214%), 7.53%, 11/15/37 (a)(b)	393
196,598	Cold Storage Trust 2020-ICE5 144A, (1 mo. Term Secured Overnight Financing Rate + 2.880%), 8.20%, 11/15/37 (a)(b)	196
294,897	Cold Storage Trust 2020-ICE5 144A, (1 mo. Term Secured Overnight Financing Rate + 3.607%), 8.93%, 11/15/37 (a)(b)	295
5,752	Connecticut Avenue Securities Trust 2019- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.564%), 7.89%, 7/25/31 (a)(b)	6
505,635	Connecticut Avenue Securities Trust 2019- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.214%), 9.54%, 9/25/31 (a)(b)	541
306,434	Connecticut Avenue Securities Trust 2019- R06 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.864%), 9.19%, 9/25/39 (a)(b)	319
372,331	Connecticut Avenue Securities Trust 2019- HRP1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.264%), 7.59%, 11/25/39 (a)(b)	374

Principal or Shares	Security Description	Value (000)
550,000	Connecticut Avenue Securities Trust 2020- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.114%), 8.44%, 1/25/40 (a)(b)	$565
700,000	Connecticut Avenue Securities Trust 2021- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.100%), 8.43%, 10/25/41 (a)(b)	720
300,000	Connecticut Avenue Securities Trust 2021- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.750%), 8.08%, 12/25/41 (a)(b)	307
668,556	Connecticut Avenue Securities Trust 2022- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 7.43%, 3/25/42 (a)(b)	678
500,000	Connecticut Avenue Securities Trust 2022- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.500%), 8.83%, 3/25/42 (a)(b)	526
500,000	Connecticut Avenue Securities Trust 2022-R09 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 4.750%), 10.08%, 9/25/42 (a)(b)	547
578,803	Connecticut Avenue Securities Trust 2023- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.300%), 7.63%, 1/25/43 (a)(b)	593
235,601	Connecticut Avenue Securities Trust 2023- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.83%, 4/25/43 (a)(b)	240
800,000	Connecticut Avenue Securities Trust 2023- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.900%), 9.23%, 4/25/43 (a)(b)	855
188,403	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.050%), 6.38%, 1/25/44 (a)(b)	189
475,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 7.13%, 1/25/44 (a)(b)	477
500,000	Connecticut Avenue Securities Trust 2024- R01 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.700%), 8.03%, 1/25/44 (a)(b)	505
300,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.800%), 7.13%, 2/25/44 (a)(b)	301
700,000	Connecticut Avenue Securities Trust 2024- R02 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.500%), 7.83%, 2/25/44 (a)(b)	707
270,573	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.150%), 6.48%, 3/25/44 (a)(b)	271

6 Payden Mutual Funds

Principal or Shares	Security Description	Value (000)
300,000	Connecticut Avenue Securities Trust 2024- R03 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.950%), 7.28%, 3/25/44 (a)(b)	$301
754,261	Extended Stay America Trust 2021-ESH 144A, (1 mo. Term Secured Overnight Financing Rate + 3.814%), 9.14%, 7/15/38 (a)(b)	755
701,768	FN CB6096 30YR, 6.00%, 4/01/53	698
315,111	FN CB7340 30YR, 6.00%, 10/01/53	313
387,542	FN MA4919 30YR, 5.50%, 2/01/53	377
1,032,069	FN MA5072 30YR, 5.50%, 7/01/53	1,002
1,082,327	FN MA5295 30YR, 6.00%, 3/01/54	1,073
246,308	Freddie Mac STACR Debt Notes 2015-HQA1, (U.S. Secured Overnight Financing Rate Index 30day Average + 8.914%), 14.24%, 3/25/28 (b)	257
254,075	Freddie Mac STACR REMIC Trust 2021-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.250%), 7.58%, 8/25/33 (a)(b)	261
600,000	Freddie Mac STACR REMIC Trust 2021-DNA6 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 3.400%), 8.73%, 10/25/41 (a)(b)	620
198,537	Freddie Mac STACR REMIC Trust 2022-DNA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.000%), 6.33%, 1/25/42 (a)(b)	199
196,476	Freddie Mac STACR REMIC Trust 2022-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.300%), 6.63%, 2/25/42 (a)(b)	197
336,586	Freddie Mac STACR REMIC Trust 2023-DNA2 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.100%), 7.43%, 4/25/43 (a)(b)	343
684,307	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 7.18%, 11/25/43 (a)(b)	694
199,038	Freddie Mac STACR REMIC Trust 2023-HQA3 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 1.850%), 7.18%, 11/25/43 (a)(b)	201
400,000	Freddie Mac STACR REMIC Trust 2024-HQA1 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 2.000%), 7.33%, 3/25/44 (a)(b)	401
398,578	Freddie Mac STACR REMIC Trust 2020-DNA4 144A, (U.S. Secured Overnight Financing Rate Index 30day Average + 6.114%), 11.44%, 8/25/50 (a)(b)	456
540,634	Life Mortgage Trust 2021-BMR 144A, (1 mo. Term Secured Overnight Financing Rate + 3.064%), 8.39%, 3/15/38 (a)(b)	520
900,000	Palisades Center Trust 2016-PLSD 144A, 3.36%, 4/13/33 (a)	45
110,000	Sage AR Funding No 1 PLC 1A 144A, (Sterling Overnight Index Average + 3.000%), 8.22%, 11/17/30 GBP (a)(b)(c)	133

Principal or Shares	Security Description	Value (000)
360,000	TPGI Trust 2021-DGWD 144A, (1 mo. Term Secured Overnight Financing Rate + 2.464%), 7.79%, 6/15/26 (a)(b)	$360
251,869	TTAN 2021-MHC 144A, (1 mo. Term Secured Overnight Financing Rate + 2.514%), 7.84%, 3/15/38 (a)(b)	250
7,892,701	Wells Fargo Commercial Mortgage Trust 2018- C46, 1.06%, 8/15/51 (h)	170

Total Mortgage Backed (Cost - $24,436)		23,504

U.S. Treasury (8%)
1,200,000	U.S. Treasury Bill, 1.82%, 5/02/24 (d)	1,200
5,775,012	U.S. Treasury Inflation Indexed Notes, 2.38%, 10/15/28	5,810
2,900,000	U.S. Treasury Note, 4.63%, 3/31/26	2,871

Total U.S. Treasury (Cost - $9,848)		9,881

Investment Company (3%)
2,244,530	Payden Cash Reserves Money Market Fund*	2,245
331,915	Payden Emerging Markets Local Bond Fund*	1,523

Total Investment Company (Cost - $3,795)		3,768

Purchase Options (0%)
Total Purchase Options (Cost - $108)		48
Total Investments (Cost - $120,784) (101%)		118,308
Liabilities in excess of Other Assets (-1%)		(1,198)
Net Assets (100%)		$117,110

*	Affiliated investment.
(a)

Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(b)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024.
(c)	Principal in foreign currency.
(d)	Yield to maturity at time of purchase.
(e)

Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.

(f)	Floating rate security. The rate shown reflects the rate in effect at April 30, 2024. The stated maturity is subject to prepayments. See Note 2 in the Notes to Financial Statements.
(g)	Perpetual security with no stated maturity date.
(h)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

Semi-Annual Report 7

   Portfolio Highlights & Investments continued

Purchase Options

Description	Number of Contracts	Notional Amount (000s)	Exercise Price	Maturity Date	Value (000s)	Call/Put

Exchange Traded Options Purchase - 0.0%
iShares iBoxx $ Investment Grade Corporate Bond ETF	209	$1	$100	05/17/2024	$1	Put
S&P 500 Index	18	3	4400	05/17/2024	3	Put
S&P 500 Index	7	18	4550	07/19/2024	18	Put
S&P 500 Index	8	15	4650	06/21/2024	15	Put
S&P 500 Index	12	11	4800	05/17/2024	11	Put

Total Purchase Options					$48

Open Forward Currency Contracts to USD

Currency Purchased (000s)	Currency Sold (000s)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) (000s)

Assets:
USD 1,177	GBP 933	Barclays Bank PLC	05/23/2024	$11
USD 1,766	CHF 1,540	BNP PARIBAS	05/23/2024	86
USD 1,755	JPY 262,000	BNP PARIBAS	05/23/2024	88
USD 559	AUD 853	Citibank, N.A.	05/23/2024	6
USD 601	JPY 89,900	Citibank, N.A.	05/23/2024	29
USD 8,730	EUR 7,962	Citibank, N.A.	06/26/2024	213
USD 1,151	JPY 178,600	HSBC Bank USA, N.A.	05/23/2024	15
USD 301	CAD 405	HSBC Bank USA, N.A.	06/26/2024	7
USD 405	GBP 317	HSBC Bank USA, N.A.	06/26/2024	9
USD 4,921	BRL 24,700	HSBC Bank USA, N.A.	07/01/2024	193

				657

Liabilities:
AUD 853	USD 558	Citibank, N.A.	05/23/2024	(5)
CHF 1,540	USD 1,747	BNP PARIBAS	05/23/2024	(67)
EUR 670	USD 725	Citibank, N.A.	06/26/2024	(8)
JPY 84,000	USD 566	Barclays Bank PLC	05/23/2024	(32)
JPY 262,000	USD 1,774	BNP PARIBAS	05/23/2024	(107)
JPY 5,900	USD 39	Citibank, N.A.	05/23/2024	(2)
JPY 178,600	USD 1,178	HSBC Bank USA, N.A.	05/23/2024	(41)

				(262)

Net Unrealized Appreciation (Depreciation)				$395

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)

Long Contracts:
Long Gilt Future	11	Jun-24	$1,317	$3	$3
U.S. Treasury 2-Year Note Future	215	Jun-24	43,571	(308)	(308)

					(305)

Short Contracts:
Euro-Bobl Future	19	Jun-24	(2,361)	24	24
Euro-Bund Future	9	Jun-24	(1,249)	20	20
Euro-Schatz Future	12	Jun-24	(1,346)	6	6
U.S. Long Bond Future	9	Jun-24	(1,024)	14	14
U.S. Treasury 10-Year Note Future	24	Jun-24	(2,579)	34	34
U.S. Treasury 10-Year Ultra Future	76	Jun-24	(8,377)	243	243
U.S. Treasury 5-Year Note Future	123	Jun-24	(12,883)	184	184

8 Payden Mutual Funds

Open Futures Contracts

Contract Type	Number of Contracts	Expiration Date	Notional Amount (000s)	Current Value (000s)	Unrealized Appreciation (Depreciation) (000s)
U.S. Ultra Bond Future	1	Jun-24	$(120)	$7	$7

					532

Total Futures					$227

See notes to financial statements.

Semi-Annual Report 9

Statement of Assets & Liabilities

April 30, 2024 (Unaudited)

Numbers in 000s

ASSETS:
Investments, at value*	$114,540
Affiliated investments, at value**	3,768
Foreign cash***	180
Cash pledged for financial futures contracts	729
Cash pledged for centrally cleared swaps	447
Receivable for:
Interest and dividends	689
Investments sold	1,023
Fund shares sold	75
Futures	130
Forward currency contracts	657
Other assets	58

Total Assets	122,296

LIABILITIES:
Payable for:
Bank overdraft	4
Forward currency contracts	262
Investments purchased	4,650
Fund shares redeemed	1
Deferred foreign capital gains tax liability	—
Futures	72
Accrued expenses:
Investment advisory fees (Note 3)	12
Administration fees (Note 3)	14
Distribution fees (Notes 3)	23
Trustee fees and expenses	5
Other liabilities	143

Total Liabilities	5,186

NET ASSETS	$117,110

NET ASSETS:
Paid in capital	$125,173
Distributable earnings (loss)	(8,063)

NET ASSETS	$117,110

NET ASSET VALUE — offering and redemption price per share in whole dollars
Institutional Class
Net Assets	$3,918
Shares Outstanding	376
Net Asset Value Per Share	$10.42

SI Class
Net Assets	$81,366
Shares Outstanding	7,952
Net Asset Value Per Share	$10.23

Adviser Class
Net Assets	$7,305
Shares Outstanding	740
Net Asset Value Per Share	$9.87

Retirement Class
Net Assets	$24,521
Shares Outstanding	2,664
Net Asset Value Per Share	$9.20

* Investments, at cost	$116,989
** Affiliated investments, at cost	3,795
*** Foreign cash, at cost	180

See notes to financial statements.

10 Payden Mutual Funds

Statement of Operations

Period ended April 30, 2024 (Unaudited)

Numbers in 000s

INVESTMENT INCOME:
Interest income (Note 2)	$3,641
Interest from affiliated investments	32
Dividend income	450
Dividend income from affiliated investment (Note 2)	82
Foreign tax withholdings	(8)

Investment Income	4,197

EXPENSES:
Investment advisory fees (Note 3)	629
Administration fees (Note 3)	86
Shareholder servicing fees	2
Distribution fees (Note 3)	67
Custodian fees	28
Transfer agent fees	23
Registration and filing fees	13
Trustee fees and expenses	8
Printing and mailing costs	13
Loan commitment fees	1
Legal fees	2
Publication expense	2
Pricing fees	24
Fund accounting fees	48
Insurance	1
Audit fees	30

Gross Expenses	977
Expense subsidy (Note 3)	(429)

Net Expenses	548

Net Investment Income	3,649

NET REALIZED AND UNREALIZED GAINS (LOSSES):
Net realized gains (losses) from:
Investments	592
Foreign currency transactions	(59)
Forward foreign exchange contracts	(203)
Futures contracts	(314)
Swap contracts	(1,249)
Change in net unrealized appreciation (depreciation) from:
Investments	2,144
Translation of assets and liabilities in foreign currencies	(138)
Deferred foreign capital gains taxed	—
Forward foreign exchange contracts	252
Affiliated Investments	29
Futures contracts	27
Swap contracts	794

Net Realized and Unrealized Gains	1,875

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,524

See notes to financial statements.

Semi-Annual Report 11

Statements of Changes in Net Assets

For the period ended April 30, 2024 (Unaudited) and the year ended October 31

Numbers in 000s

	2024	2023
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income	$3,649	$6,311
Net realized (losses)	(1,233)	(1,117)
Change in net unrealized appreciation/(depreciation)	3,108	1,367

Change in Net Assets Resulting from Operations	5,524	6,561

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains from investments:
Institutional Class	(197)	(56)
SI Class	(4,208)	(1,275)
Adviser Class	(413)	(154)
Retirement Class	(1,277)	(452)

Change in Net Assets from Distributions to Shareholders	(6,095)	(1,937)

FROM CAPITAL TRANSACTIONS:
Proceeds from fund shares sold:
Institutional Class	194	541
SI Class	11,108	26,378
Adviser Class	277	764
Retirement Class	2,161	2,223
Reinvestment of distributions:
Institutional Class	197	56
SI Class	4,208	1,276
Adviser Class	413	154
Retirement Class	1,277	452
Cost of fund shares redeemed:
Institutional Class	(10)	(16)
SI Class	(11,200)	(20,980)
Adviser Class	(709)	(8,212)
Retirement Class	(71)	(3,619)

Change in Net Assets from Capital Transactions	7,845	(983)

Total Change in Net Assets	7,274	3,641
NET ASSETS:
Beginning of period	109,836	106,195

End of period	$117,110	$109,836

FUND SHARES OF BENEFICIAL INTEREST:
Institutional Class:
Outstanding shares at beginning of period	339	283

Shares sold	19	52
Shares issued in reinvestment of distributions	19	6
Shares redeemed	(1)	(2)

Change in shares outstanding	37	56

Outstanding shares at end of period	376	339

SI Class:
Outstanding shares at beginning of period	7,537	6,877

Shares sold	1,091	2,600
Shares issued in reinvestment of distributions	424	129
Shares redeemed	(1,100)	(2,069)

Change in shares outstanding	415	660

Outstanding shares at end of period	7,952	7,537

Adviser Class:
Outstanding shares at beginning of period	741	1,493

Shares sold	28	77
Shares issued in reinvestment of distributions	43	16
Shares redeemed	(72)	(845)

Change in shares outstanding	(1)	(752)

Outstanding shares at end of period	740	741

Retirement Class:
Outstanding shares at beginning of period	2,293	2,397

Shares sold	236	241
Shares issued in reinvestment of distributions	143	50
Shares redeemed	(8)	(395)

Change in shares outstanding	371	(104)

Outstanding shares at end of period	2,664	2,293

LONG TERM INVESTMENT ACTIVITY:
Purchase of investments (excluding government)	85,547	143,072
Sale of investments (excluding government)	90,672	142,797
Purchase of government securities	57,467	41,581
Sale of government securities	50,211	38,080

See notes to financial statements.

12 Payden Mutual Funds

Notes to Financial Statements

April 30, 2024 (Unaudited)

1. Organization and Related Matters

The Payden & Rygel Investment Group (the “Group”) is a no-load, open-end registered investment company organized as a Massachusetts business trust on January 22, 1992 and registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Each of its nineteen funds (each a “Fund,” collectively the “Funds”) is a series of the Group, and is authorized to issue unlimited shares at $0.001 par value. This report contains only the Payden Managed Income Fund. The other Funds are contained in a separate report.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with GAAP.

The Fund is considered an investment company under FASB ASC 946, Financial Services—Investment Companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Securities Valuation

Domestic and foreign fixed income securities and other assets for which market quotations are readily available (other than obligations with original maturities of sixty days or less) are valued on the basis of quotes obtained from brokers and dealers or pricing services. Such quotations take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data. Debt securities with original maturities of sixty days or less are valued at amortized cost, which approximates fair value.

Publicly traded equity securities, whether in the U.S. or outside the U.S., for which market quotations are readily available generally will be valued at the official closing price or the last sale price on the exchange or market where they are principally traded, or if there have been no sales during the day, at the last bid price. Securities traded only on the over-the-counter (“OTC”) market are valued at the latest bid price. Investments in nonregistered investment companies are valued at their net asset values as reported by such companies.

Options, futures, swaps and other similar instruments are valued at the official closing price, in the case of exchange traded derivatives, or on the basis of information provided by pricing services, quotes obtained from brokers and dealers, and market trades in the case of other securities.

Fixed income or equity securities for which market quotations are not readily available are priced at their fair value as determined in good faith under procedures established pursuant to the Valuation and Liquidity Guidelines applicable to the Fund. In considering fair value of a security, one or more factors are taken into consideration depending on the circumstances at the time, including for example: the cost of the security or the last reported sales price of the security as a starting point; changes in interest rates; changes in yield spreads of similarly rated or structured securities; fundamental analytical information relating to the security; the value of other similar securities traded on other markets or among dealers; the general financial condition of the issuer; recent developments affecting the issuer; information, including price quotations, from other financial institutions or analysts; or government actions or pronouncements and other significant events affecting the economy, the markets, the fundamental value of the issuer or of the issuer’s industry.

Shares of open-end investment companies are valued at their respective net asset value.

Fair value pricing adjustments may occur when (1) developments occur (a “significant event”) that will affect the value of a Fund’s holdings, and (2) the significant event occurs after the close of the markets on which the securities trade, but before the time when the net asset value is computed for a Fund. A significant event may relate to a single issuer or an entire market.

Risks

Unforeseen events in the markets may at times result in an unusually high degree of volatility in the markets, which could adversely affect the fund causing a decline in value.

Semi-Annual Report 13

Notes to Financial Statements continued

Investing in debt securities may include failure of an issuer to make timely interest or principal payments, or a decline or the perception of a decline in credit quality. In addition, the value of the debt security may decline due to general market conditions that are not specifically related to a particular company including industry earnings outlook, changes in interest or currency rates or perception of a specific industry.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

An investment in the Payden Cash Reserves Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Payden Cash Reserves Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Payden Cash Reserves Money Market Fund.

Investment Transactions and Related Income

Investment transactions are accounted for on the date the security is purchased or sold (trade date) for financial reporting purposes. Interest income is recognized on an accrual basis. Premiums and discounts are amortized or accreted over the expected life of the security using the effective interest method. Dividend income is recorded on the ex-dividend date. Realized gains or losses on investment transactions are determined on the identified cost basis.

Bank Loans

Floating-Rate Loan Interests (“Bank Loans”) in which the Fund invests generally pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally the Secured Overnight Financing Rate (“SOFR”). Certain Bank Loans are subject to a SOFR floor that establishes a minimum SOFR rate. The interest rate shown on the Schedule of Investments reflects the rate in effect at April 30th. When a range of rates is disclosed, the Fund holds more than one position within the same tranche at varying rates.

Bank loans are subject to various restrictive covenants that protect the lender or investor. Loans with fewer or no restrictive covenants, “covenant light” loans, provide the issuer more flexibility and reduce investor protections in the event of a breach, and may cause the fund to experience more difficulty or delay in enforcing its rights. A significant portion of bank loans are “covenant light.”

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. The Fund may purchase securities that are denominated in foreign currencies. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rates. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the exchange rates on the dates of the respective transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in security prices.

Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the differences between the amounts of income or expenses recorded on the Fund’s books and the U.S. dollar equivalents of the amounts actually received or paid. Net unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities resulting from changes in the foreign exchange rates.

Forward Currency Contracts

The Fund enters into forward currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The Fund enters into forward currency contracts to protect against adverse currency movements or as speculative investments. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contact settlement date or an offsetting forward foreign currency contract has been executed, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk may arise upon entering into these contracts from potential inability of the counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Futures Contracts

The Fund invests in futures contracts to hedge against anticipated future changes in interest or exchange rates or security prices. In addition, the Fund entered into such transactions to enhance potential gain in circumstances where hedging is not involved.

14 Payden Mutual Funds

The purchase or sale of futures contracts and options on futures contracts provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or foreign currency at a fixed price on a future date. Upon entering into such a contract, the Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded.

Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Stock index futures contracts are an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Variation margin accounting procedures apply to these index futures contracts. The Fund invests in these futures contracts to permit the Fund to meet its objectives at a lower cost than investing directly in equity securities, while permitting the equivalent of an investment in a portfolio of equity securities. The potential risk to a Fund is that the change in value of the underlying index may not correlate to the change in value of the contracts.

Swap Contracts

The Fund may enter into swap agreements, in which a Fund and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation) and realized gain (loss) is recorded at termination of the contract.

Upon entering into a centrally cleared swap, the Fund is required to deposit and maintain initial margin deposit of cash or securities as required by the exchange on which the contract is traded. Pursuant to a centrally cleared swap, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the underlying securities may not correlate to the change in value of the contracts.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, credit spreads and/or market values associated with these transactions.

The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). A Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Semi-Annual Report 15

Notes to Financial Statements continued

The Fund may enter into total return swaps to obtain exposure to a security or market without owning such security or investing directly in that market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

For financial reporting purposes, swap interest and amortization is classified as realized or unrealized gain or loss on swap contracts.

Options Transactions

Option techniques may be utilized by the Fund to hedge against changes in interest rates, foreign currency exchange rates or security prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with investments in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets. In addition, the Fund may enter into such transactions to enhance potential gain in circumstances where hedging is not involved. When a Fund writes a covered call or put option, an amount equal to the premium received is reflected as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When the Fund purchases a call or put option, an amount equal to the premium paid is included in the Fund’s Statement of Assets and Liabilities as an investment, and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Fund enters into a closing sale transaction, a gain or loss is realized. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities.

Derivative Financial Instruments

The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to economically hedge its exposure to certain risks such as credit risk, equity risk, interest rate risk and foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

The following tables show the Fund’s exposure to different types of market risk as it relates to the Statement of Assets and Liabilities and the Statement of Operations.

Statements of Assets and Liabilities

Fair Values of Derivative Instruments as of April 30, 2024 (000s)

Underlying Risk	Derivative Assets ($)	Derivative Liabilities ($)

Equity[1]	48	—
Interest rate[2]	535	(308)
Foreign currency[3,4]	657	(262)

Total	1,240	(570)

1	Includes options purchased at fair value as reported in the Schedule of Investments.
2

Includes cumulative appreciation/depreciation of futures contracts and centrally cleared swaps as reported in Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities as Receivable/Payable for futures and variation margin on centrally cleared swaps.

3	Receivable for forward currency contracts.
4	Payable for forward currency contracts.

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2024

Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income (000s)
Underlying risk	Futures[1]	Forward Currency Contracts[2]	Options[3]	Swaps[4]	Total

Credit	—	—	—	$(659)	$(659)

Equity	—	—	$(16)	—	(16)

Interest rate	$(314)	—	—	(590)	(904)

Foreign exchange	—	$(203)	—	—	(203)

Total	$(314)	$(203)	$(16)	$(1,249)	$(1,782)

1	Net realized gains (losses) from futures contracts.
2	Net realized gains (losses) from forward foreign exchange contracts.
3	Net realized gains (losses) from written option contracts and purchased options which are included in net realized gains (losses) on investments.
4	Net realized gains (losses) from swap contracts.

16 Payden Mutual Funds

The Effect of Derivative Instruments on the Statement of Operations for the Period Ended April 30, 2024

Net Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income (000s)
Underlying risk	Futures[5]	Forward Currency Contracts[6]	Options[7]	Swaps[8]	Total

Credit	—	—	—	$(29)	$(29)

Equity	—	—	$(28)	—	(28)

Interest rate	$27	—	—	823	850

Foreign exchange	—	$252	—	—	252

Total	$27	$252	$(28)	$794	$1,045

5	Change in net unrealized appreciation (depreciation) from futures contracts.
6	Change in net unrealized appreciation (depreciation) from forward foreign exchange contracts.
7	Change in net unrealized appreciation (depreciation) from written option contracts and purchased options which are included in change in unrealized appreciation (depreciation) on investments.
8	Change in net unrealized appreciation (depreciation) from swap contracts.

During the period ended April 30, 2024 the average notional amount of derivatives as a percent of average net assets were as follows:

Foreign currency	Credit	Interest rate	Equity
15%	4%	1%	0%

Counterparty Credit Risk

A derivative contract may suffer a mark to market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund. For OTC options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty to perform.

With exchange traded purchased options, futures and centrally cleared swaps, there is decreased counterparty credit risk to the Fund since the exchange or clearinghouse guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any,

Semi-Annual Report 17

Notes to Financial Statements continued

is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of the Fund and additional required collateral is delivered to/ pledged by the Fund on the next business day. Typically, the Fund and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Securities Lending

Pursuant to a securities lending agreement with The Bank of New York Mellon, the Fund may lend securities to qualified institutions. All loans are secured by collateral of at least 102% of the value of the U.S. securities loaned and 105% of the value of the foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. The collateral is maintained by the custodian. Cash collateral is reinvested in the Payden Cash Reserves Money Market Fund. The Fund is entitled to receive all of the income on the securities loaned, in addition to income earned as a result of the lending transaction. Although each security is fully collateralized, the Fund bears the risk of delay in receiving additional collateral or in recovery of or loss of rights in the securities loaned should the borrower fail to return the securities in a timely manner. The Fund maintains the right to recall the securities on loan for voting purposes. The income earned is disclosed in the Statement of Operations.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral, or, upon an event of default, resell or re-pledge the collateral.

The Fund’s securities lending agreements by counterparty which are subject to offset under a MSLA, is included within the Fund’s Schedule of Investments under the heading “Offsetting Assets and Liabilities.” For financial reporting purposes, the Fund does not offset financial assets and financial liabilities that are subject to a MSLA on the Statement of Assets and Liabilities.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and net realized gains on foreign currency transactions are declared and paid annually. Net realized gains on investments, if any, are declared and distributed at least annually. All distributions are paid in the form of additional shares unless cash payment is requested.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from GAAP.

Federal Income Taxes

It is the policy of the Fund to meet the requirements for qualification as a regulated investment company as defined in Sub-chapter M of the Internal Revenue Code (the ‘Code”), and to make distributions of net investment income and net realized gains sufficient to relieve it from all Federal income or excise taxes. As of and during the period ended April 30, 2024, the Fund did not record any liability for uncertain tax positions. Accordingly, no provision for Federal income or excise tax was made.

The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from GAAP, the basis on which these financial statements are prepared. The differences arise primarily from the treatment of foreign currency transactions and futures contracts and the deferral of certain losses under Federal income tax regulations. Accordingly, the amounts of net investment income and net realized gains or losses reported in these financial statements may differ from those reported in each Fund’s tax return. Return of capital distributions and net investment losses for tax purposes, if any, are reclassified to paid in capital.

18 Payden Mutual Funds

As of and during the period ended April 30, 2024, the Fund did not have any liabilities for any unrecognized tax positions. The Fund recognizes interest and penalties, if any, related to unrecognized tax positions as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended April 30, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.

Affiliated Investments

The Fund invests in the Payden Cash Reserves Money Market Fund, an affiliated Fund. Income earned, if any, by the Fund from affiliated funds for the period is disclosed in the Statement of Operations.

							Net Change
	Value						in Unrealized
	October 31,				Value	Net Realized	Appreciation
Fund	2023	Purchases	Sales	Dividends	April 30, 2024	Gain	(Depreciation)
Investments in Payden Emerging Markets Local Bond Fund	$1,503,574	—	$9,672	$82,580	$1,523,489	—	$29,587
Investments in Cash Reserves Money Market Fund	813,851	$30,062,863	28,632,184	31,582	2,244,530	—	—

Custodian Credits

The Fund has entered into an agreement with the custodian, whereby it earns custodian fee credits for temporary cash balance. These credits, which offset custodian fees that may be charged to the Fund, are based on 75% of the daily effective federal funds rate, and are, subject to rounding, disclosed in the Statement of Operations. There were no custodian credits applicable to any fund during the period ended April 30, 2024.

Other

Income and realized and unrealized gain/loss are allocated to each class based on relative net assets. Shared expenses incurred by the Group are allocated among the Funds of the Group on the basis of relative net assets. Fund-specific expenses are charged to each Fund as incurred.

Accounting Standards

The FASB issued Accounting Standards Update (ASU), ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021 which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the funds financial statements.

3. Related Party Transactions

Payden & Rygel (the “Adviser”) provides investment advisory services to the Fund. Under the terms of the investment advisory agreement, Payden & Rygel is entitled to receive fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 1.10%.

Payden & Rygel agreed to guarantee that, for so long as it acts as investment adviser to the Fund, the expenses of the Fund, including advisory fees (exclusive of interest and taxes) will not exceed 1.25% for the Institutional and SI classes, 1.50% for the Adviser class, and 1.75% for the Retirement class of average daily net assets on an annualized basis.

The adviser also voluntarily agreed to temporarily limit expenses to 0.65% of the average daily net assets on an annualized basis through February 28, 2025 (exclusive of interest, taxes and 12b-1 fees).

The Fund remains liable to Payden & Rygel for expenses subsidized in any fiscal year up to a maximum of three years from the end of the period in which the expenses were subsidized as long as any reimbursement will not cause the annual expense ratio for the year in which it is made to exceed the amount of the expense guarantee or expense limit (whichever is in effect at the time of waiver or reimbursement).

Semi-Annual Report 19

Notes to Financial Statements continued

The deferred expense subsidies represent the cumulative amount of expenses subsidized for the Fund through the end of the period. The amount of $1,512,070 ($406,729 for 2022, $676,803 for 2023 and $428,538 for 2024) is not considered a liability of the Fund, and therefore is not recorded as a liability in the Statement of Assets and Liabilities, but will be recognized as net expense in the Statement of Operations as expense previously deferred in future periods, if expense limits permit.

Treasury Plus, Inc., a wholly owned subsidiary of Payden & Rygel, serves as administrator to the Fund. Under the terms of the administration agreement, Treasury Plus, Inc. receives fees monthly, computed on the average daily net assets of the Fund at an annualized rate of 0.15%.

The Fund has adopted a plan pursuant to SEC rule 12b-1 by which Payden & Rygel Distributors receives fees monthly, computed on the average net assets of the Adviser class at an annualized rate of 0.25% and of the Retirement class at an annualized rate of 0.50%. Payden & Rygel Distributors does not receive a fee from the Institutional or SI classes.

Certain officers and/or trustees of the Group are affiliated with Payden & Rygel, Payden & Rygel Distributors and/or Treasury Plus, Inc. Such officers and trustees receive no fees from the Fund for serving as officers and/or trustees of the Group.

Indemnifications

Under the Group’s organizations documents, its trustees and officers are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects this risk of loss to be remote.

4. Fair Value Measurement

Various inputs are used in determining the value of the Fund’s investments and other financial instruments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels: Level 1 - quoted prices in active markets for identical investments; Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.), and Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). See Note 2 - Securities Valuation for a summary of the inputs used in valuing the Fund’s investments and other financial instruments.

	Investments in Securities
			Level 2-Other Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs
	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Assets (000’s)	Liabilities (000’s)	Total (000’s)

Asset Backed	—	—	$34,855	—	—	—	$34,855
Bank Loans	—	—	2,313	—	—	—	2,313
Corporate Bond	—	—	34,041	—	—	—	34,041
Foreign Government	—	—	9,898	—	—	—	9,898
Mortgage Backed	—	—	23,504	—	—	—	23,504
U.S. Government	—	—	9,881	—	—	—	9,881
Options Purchased	$48	—	—	—	—	—	48
Investment Company	3,768	—	—	—	—	—	3,768

Total	$3,816	—	$114,492	—	—	—	$118,308

20 Payden Mutual Funds

	Other Financial Instruments[1]
			Level 2-Other
			Significant		Level 3-Significant
	Level 1-Quoted Prices		Observable Inputs		Unobservable Inputs
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Total
	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)	(000’s)

Forward currency contracts	—	—	$657	$(262)	—	—	$395
Futures	$535	$(308)	—	—	—	—	227

Total	535	(308)	657	(262)	—	—	622

1

Other financial instruments are swaps, futures contracts, forward currency contracts and options written. Swaps, futures contracts and forward currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

5. Federal Tax Information (amounts in 000s)

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to distributable earnings and paid-in capital, as appropriate, in the period that the differences arise. For the year ended April 30, 2024, there were no permanent differences.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. For the year ended October 31, 2023, the Fund utilized $7,875 in capital loss carryforwards.

At April 30, 2024, net unrealized appreciation (depreciation) on investments for Federal income tax purposes is as follows (000’s):

Cost of Investments Federal Income Tax Purposes	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
$120,804	$2,259	$(4,294)	$(2,035)

6. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and has determined that no events have occurred that require disclosure.

Semi-Annual Report 21

Financial Highlights

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Institutional Class

	2024		2023	2022	2021	2020
Net asset value — beginning of period	$10.47		$10.00	$10.85	$10.51	$10.87

Income (loss) from investment activities:
Net investment income	0.34	(1)	0.66 (1)	0.34 (1)	0.24 (1)	0.34 (1)
Net realized and unrealized gains (losses)	0.16		0.01	(0.96)	0.47	(0.35)

Total from investment activities	0.50		0.67	(0.62)	0.71	(0.01)

Distributions to shareholders:
From net investment income	(0.55)		(0.20)	(0.23)	(0.37)	(0.35)

Total distributions to shareholders	(0.55)		(0.20)	(0.23)	(0.37)	(0.35)

Net asset value — end of period	$10.42		$10.47	$10.00	$10.85	$10.51

Total return	4.96	%(2)	6.76%	(5.80)%	6.94%	(0.08)%

Ratios/supplemental data:
Net assets, end of period (000s)	$3,918		$3,548	$2,829	$1,095	$530
Ratio of gross expense to average net assets	1.59	%(3)	1.71%	1.60%	1.54%	1.52%
Ratio of net expense to average net assets	0.84	%(3)	0.95%	0.95%	0.95%	0.95%
Ratio of investment income less gross expenses to average net assets	5.74	%(3)	5.64%	2.69%	1.63%	2.69%
Ratio of net investment income to average net assets	6.49	%(3)	6.40%	3.33%	2.23%	3.25%
Portfolio turnover rate	129	%(2)	195%	122%	155%	71%

The Class commenced operations on June 1, 2016.

	SI Class

	2024		2023	2022	2021	2020
Net asset value — beginning of period	$10.29		$9.84	$10.70	$10.39	$10.78

Income (loss) from investment activities:
Net investment income	0.33	(1)	0.64 (1)	0.28 (1)	0.21 (1)	0.30 (1)
Net realized and unrealized gains (losses)	0.16		0.00 (4)	(0.91)	0.47	(0.34)

Total from investment activities	0.49		0.64	(0.63)	0.68	(0.04)

Distributions to shareholders:
From net investment income	(0.55)		(0.19)	(0.23)	(0.37)	(0.35)

Total distributions to shareholders	(0.55)		(0.19)	(0.23)	(0.37)	(0.35)

Net asset value — end of period	$10.23		$10.29	$9.84	$10.70	$10.39

Total return	4.94	%(2)	6.61%	(6.03)%	6.66%	(0.42)%

Ratios/supplemental data:
Net assets, end of period (000s)	$81,366		$77,527	$67,639	$82,019	$98,931
Ratio of gross expense to average net assets	1.59	%(3)	1.71%	1.62%	1.54%	1.51%
Ratio of net expense to average net assets	0.84	%(3)	1.04%	1.25%	1.25%	1.25%
Ratio of investment income less gross expenses to average net assets	5.74	%(3)	5.63%	2.40%	1.66%	2.63%
Ratio of net investment income to average net assets	6.49	%(3)	6.29%	2.76%	1.95%	2.90%
Portfolio turnover rate	129	%(2)	195%	122%	155%	71%

The Fund commenced operations on September 22, 2008.

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.
(4)	Amount is less than $0.005.

See notes to financial statements.

22 Payden Mutual Funds

For the share outstanding for the periods ended April 30, 2024 (Unaudited) and October 31st

	Adviser Class

	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.95		$9.53	$10.40	$10.13	$10.53

Income (loss) from investment activities:
Net investment income	0.31	(1)	0.58 (1)	0.25 (1)	0.17 (1)	0.26 (1)
Net realized and unrealized gains (losses)	0.16		0.02	(0.90)	0.46	(0.32)

Total from investment activities	0.47		0.60	(0.65)	0.63	(0.06)

Distributions to shareholders:
From net investment income	(0.55)		(0.18)	(0.22)	(0.36)	(0.34)

Total distributions to shareholders	(0.55)		(0.18)	(0.22)	(0.36)	(0.34)

Net asset value — end of period	$9.87		$9.95	$9.53	$10.40	$10.13

Total return	4.88	%(2)	6.38%	(6.34)%	6.37%	(0.61)%

Ratios/supplemental data:
Net assets, end of period (000s)	$7,305		$7,378	$14,226	$15,565	$15,534
Ratio of gross expense to average net assets	1.84	%(3)	1.95%	1.87%	1.79%	1.76%
Ratio of net expense to average net assets	1.10	%(3)	1.32%	1.50%	1.50%	1.50%
Ratio of investment income less gross expenses to average net assets	5.49	%(3)	5.28%	2.17%	1.40%	2.37%
Ratio of net investment income to average net assets	6.23	%(3)	5.90%	2.54%	1.69%	2.64%
Portfolio turnover rate	129	%(2)	195%	122%	155%	71%

The Fund commenced operations on September 22, 2008.

	Retirement Class

	2024		2023	2022	2021	2020
Net asset value — beginning of period	$9.32		$8.97	$9.82	$9.60	$10.03

Income (loss) from investment activities:
Net investment income	0.27	(1)	0.53 (1)	0.21 (1)	0.14 (1)	0.22 (1)
Net realized and unrealized gains (losses)	0.16		0.01	(0.84)	0.44	(0.31)

Total from investment activities	0.43		0.54	(0.63)	0.58	(0.09)

Distributions to shareholders:
From net investment income	(0.55)		(0.19)	(0.22)	(0.36)	(0.34)

Total distributions to shareholders	(0.55)		(0.19)	(0.22)	(0.36)	(0.34)

Net asset value — end of period	$9.20		$9.32	$8.97	$9.82	$9.60

Total return	4.74	%(2)	6.07%	(6.55)%	6.19%	(0.93)%

Ratios/supplemental data:
Net assets, end of period (000s)	$24,521		$21,383	$21,501	$26,855	$36,402
Ratio of gross expense to average net assets	2.09	%(3)	2.21%	2.12%	2.04%	2.02%
Ratio of net expense to average net assets	1.34	%(3)	1.55%	1.75%	1.75%	1.75%
Ratio of investment income less gross expenses to average net assets	5.25	%(3)	5.10%	1.90%	1.17%	2.07%
Ratio of net investment income to average net assets	6.00	%(3)	5.75%	2.26%	1.46%	2.34%
Portfolio turnover rate	129	%(2)	195%	122%	155%	71%

The Class commenced operations on April 6, 2009.

(1)	Based on average shares outstanding.
(2)	Not annualized.
(3)	Annualized.

See notes to financial statements.

Semi-Annual Report 23

Fund Expenses (unaudited)

Understanding Your Fund’s Expenses

Shareholders of mutual funds, incur two types of costs: transaction costs incurred from buying or selling fund shares and ongoing costs incurred from the funds daily operations. The table below is provided to highlight ongoing cost only. If transaction costs were included your cost would have been higher.

Actual Expenses

The table below is useful in estimating actual expenses paid during the six-month period ended April 30, 2024. It uses each Fund’s actual return and expense ratio for the period (182/366 days) to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000. To estimate the actual expense that you paid over the period, divide your beginning account value by 1,000 and multiply the quotient by the number in the Expenses Paid During the Period column.

	Value
	November 1,	Value	6-Month	Expense	Expenses
	2023	April 30, 2024	Return	Ratio	Paid
Institutional Class	$1,000.00	$1,049.60	4.96%	0.84%	$4.29
SI Class	1,000.00	1,049.40	4.94%	0.84%	4.29
Adviser Class	1,000.00	1,048.80	4.88%	1.10%	5.59
Retirement Class	1,000.00	1,047.40	4.74%	1.34%	6.83

Hypothetical Expenses

The table below is provided so that you can compare a Fund’s ongoing expenses with those of another fund. It uses a hypothetical gross annual return of 5%, which is not the Fund’s actual return, and each Fund’s actual expense ratio (182/366 days) for the six-month period ended April 30, 2024 to calculate the ongoing expenses paid by a shareholder with an initial investment of $1,000.

	Value
	November 1,	Value	6-Month	Expense	Expenses
	2023	April 30, 2024	Return	Ratio	Paid
Institutional Class	$1,000.00	$1,020.67	2.07%	0.84%	$4.23
SI Class	1,000.00	1,020.67	2.07%	0.84%	4.23
Adviser Class	1,000.00	1,019.41	1.94%	1.10%	5.51
Retirement Class	1,000.00	1,018.20	1.82%	1.34%	6.73

24 Payden Mutual Funds

Trustees and Officers (Unaudited)

Name & Address	Age	Position with Fund	Year Elected	Number of Portfolios	Principal Occupations(s)	Other Directorships Held
333 S. Grand Avenue Los Angeles, CA 90071
Trustees (1)
Stephanie Bell-Rose	66	Independent Trustee	2020	19	Retired, Senior Managing Director, TIAA
Nancy Benacci	69	Independent Trustee	2023	19	Retired, Managing Director, KeyBanc Capital Markets; Director, Cincinnati Financial Corporation	Director, Regis Corporation
Robert Gumm	61	Independent Trustee	2023	19	Retired Partner, PricewaterhouseCoopers LLP
W. D. Hilton, Jr.	77	Chairman, Independent Trustee	1993	19	Trustee/Administrator, Asbestos Bankruptcy Trusts; General Partner, Mendenhall Partners Ltd.; Private Investor
Thomas V. McKernan, Jr.	79	Independent Trustee	1993	19	Vice Chair, Automobile Club of Southern California; Director, Forest Lawn Memorial Parks; Director, First American Financial
Andrew J. Policano	74	Independent Trustee	2008	19	Former Dean, The Paul Merage School of Business, University of California, Irvine
Dennis C. Poulsen	81	Independent Trustee	1992	19	Chairman, Clean Energy Enterprises; Private Investor
Jordan H. Lopez	42	Interested Trustee	2020	19	Director, Payden & Rygel

Asha B. Joshi	66	Interested Trustee	2021	19	Managing Director, Payden & Rygel
Officers (2)
Mary Beth Syal		Chief Operating Officer	2021		Managing Director, Payden & Rygel
Brian W. Matthews		Vice President and CFO	2003		Managing Director and CFO, Payden & Rygel
Bradley F. Hersh		Vice President and Treasurer	1998		Managing Director and Treasurer, Payden & Rygel
Sandi Brents		Vice President and CCO	2016		Senior Vice President and Senior Compliance Officer, Payden & Rygel
Alejandra Murphy		Vice President	2021		Director Payden & Rygel

Reza Pishva		Secretary	2022		Director and General Counsel, Payden & Rygel

Additional information about the Trustees is included in the SAI and is available without charge, upon request at payden.com or 1800 5 PAYDEN.

(1)	Trustees do not have a set term of office, but serve until their resignation, death or removal.

(2)	Officers are elected by, and serve at the pleasure of, The Board of Trustees.

Semi-Annual Report 25

IMPORTANT INFORMATION: The information contained in this report is intended for shareholders of the Payden Mutual Funds only. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus which provides further details.

The performance numbers presented in this report are derived from historical market data. There is no guarantee of future performance nor are Fund shares guaranteed. Investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Fund shares are sold through Payden & Rygel Distributors, member FINRA.

You may elect to receive shareholder reports in paper free of charge. Contact your financial intermediary or, if you invest directly with the Funds, call 1 800 572-9336, to request paper copies.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at www.sec.gov or the Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1 800 SEC-0330.

The Funds file their schedule of portfolio holdings with the SEC monthly on Form N-MFP. These reports are available on the SEC’s website at www.sec.gov.

To view the Fund’s proxy voting guidelines and proxy voting record, visit the SEC’s web site at www.sec.gov. You may also call 1 800 572-9336 to request a free copy of the proxy voting guidelines.

PAYDEN MANAGED INCOME FUND Payden Managed Income Fund – Adviser Share Class (PKCBX) Payden Managed Income Fund – Institutional Share Class (PKCIX) Payden Managed Income Fund – Retirement Share Class (PKCRX) Payden Managed Income Fund – SI Share Class (PKBIX) Payden Mutual Funds 333 South Grand Avenue, Los Angeles, California 90071 800 572-9336 | payden.com | payden@UMB.com

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Payden & Rygel Investment Group

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date	June 28, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mary Beth Syal
Mary Beth Syal, Chief Operating Officer
(principal executive officer)

Date	June 28, 2024

By (Signature and Title)*	/s/ Brian W. Matthews
Brian W. Matthews, Chief Financial Officer
(principal financial officer)

Date	June 28, 2024

* Print the name and title of each signing officer under his or her signature.